      As filed with the Securities and Exchange Commission on May 2, 2011
                                                     Registration No. 333-164135
                                                                        811-8696


================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 2


                                     and/or


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 32


                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT R
               (formerly, John Hancock Variable Annuity Account I)
                           (Exact name of Registrant)

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
          (formerly, The Manufacturers Life Insurance Company (U.S.A.))
                               (Name of Depositor)

                              38500 Woodward Avenue
                        Bloomfield Hills, Michigan 48304
              (Address of Depositor's Principal Executive Offices)

                                 (617) 663-3000
               (Depositor's Telephone Number Including Area Code)

                            Thomas J. Loftus, Esquire
                  John Hancock Life Insurance Company (U.S.A.)
                               601 Congress Street
                              Boston, MA 02210-2805
                     (Name and Address of Agent for Service)

                                    Copy to:
Approximate Date of Proposed Public Offering:


It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on May 2, 2011 pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on ___________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment


Title of Securities Being Registered:  Variable Annuity Insurance Contracts

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                              [JOHN HANCOCK LOGO]
                             The future is yours(R)
                    Independence Preferred Variable Annuity
                       Independence 2000 Variable Annuity
                         Independence Variable Annuity
                          PREVIOUSLY ISSUED CONTRACTS


                                  May 2, 2011


This Prospectus describes interests in the flexible Purchase Payment deferred combination fixed and variable annuity Contracts listed below that were previously issued by JOHN HANCOCK LIFE INSURANCE COMPANY ("JHLICO") or JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY ("JHVLICO") and subsequently assumed by JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) ("JOHN HANCOCK USA"). These Contracts are no longer offered for sale; however, you may make Additional Purchase Payments as permitted under your Contract. In this Prospectus, "we," "us," "our," or "the Company" refers to John Hancock USA. You, the Contract Owner, should refer to the first page of your Contract to determine which Contract you purchased.


This Prospectus describes the variable portion of the Contracts to which you may allocate Additional Purchase Payments, to the extent permitted by your Contract. If you do, we will measure your Contract Value (other than value allocated to a Fixed Investment Option) and Variable Annuity payments according to the investment performance of the applicable Subaccounts of one of the following Separate Accounts, depending on which Contract you purchased:


JOHN HANCOCK LIFE INSURANCE               JOHN HANCOCK LIFE INSURANCE           JOHN HANCOCK LIFE INSURANCE
COMPANY (U.S.A.) SEPARATE ACCOUNT W   COMPANY (U.S.A.) SEPARATE ACCOUNT R   COMPANY (U.S.A.) SEPARATE ACCOUNT X
           Independence                        Independence 2000                     Independence 2000
   (originally issued by JHLICO)        (originally issued by JHVLICO)         (originally issued by JHLICO)
                                            Independence Preferred                Independence Preferred
                                        (originally issued by JHVLICO)         (originally issued by JHLICO)


We refer to John Hancock Life Insurance Company (U.S.A.) Separate Account W, John Hancock Life Insurance Company (U.S.A.) Separate Account R, and John Hancock Life Insurance Company (U.S.A.) Separate Account X singly as a "Separate Account" and collectively as the "Separate Accounts." Each Subaccount invests in one of the following Portfolios of John Hancock Variable Insurance Trust that corresponds to a Variable Investment Option that we make available on the date of this Prospectus. Certain Variable Investment Options may not be available under a Contract.



JOHN HANCOCK VARIABLE           JOHN HANCOCK VARIABLE                    JOHN HANCOCK VARIABLE
INSURANCE TRUST                 INSURANCE TRUST                          INSURANCE TRUST
500 Index Trust B               International Equity Index Trust B       Real Estate Securities Trust
Active Bond Trust               International Value Trust                Short Term Government Income Trust
Blue Chip Growth Trust          Lifestyle Balanced Trust                 Small Cap Growth Trust
Capital Appreciation Trust      Mid Cap Stock Trust                      Small Cap Value Trust
Equity-Income Trust             Mid Value Trust                          Total Bond Market Trust B
Global Bond Trust               Money Market Trust B
High Yield Trust                Optimized All Cap Trust


CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED, GUARANTEED OR ENDORSED BY ANY BANK, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE SEPARATE ACCOUNTS AND THE VARIABLE PORTION OF THE CONTRACT THAT YOU SHOULD KNOW BEFORE INVESTING. THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                    JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
JOHN HANCOCK ANNUITIES SERVICE CENTER                MAILING ADDRESS
       164 Corporate Drive                        Post Office Box 9505
   Portsmouth,  NH  03801-6815                   Portsmouth,  NH  03802-9505
       (800) 824-0335                              www.jhannuities.com


                                                         Independence Suite 2011

                               Table of Contents


I. GLOSSARY                                                                                1
ANNUITY PERIOD:                                                                            1
ANNUITY UNIT:                                                                              1
SURRENDER VALUE:                                                                           2
II. OVERVIEW                                                                               3
III. FEE TABLES                                                                            5
  EXAMPLES                                                                                 6
IV. BASIC INFORMATION                                                                      9
  WHAT IS THE CONTRACT?                                                                    9
  WHO ISSUED MY CONTRACT?                                                                  9
  WHO OWNS THE CONTRACT?                                                                   9
  IS THE OWNER ALSO THE ANNUITANT?                                                         9
  HOW CAN I INVEST MONEY IN A CONTRACT?                                                    9
    Purchase Payments                                                                      9
    Initial Purchase Payment                                                               9
    Issue Date and Contract Year                                                           9
    Limits on Additional Purchase Payments                                                10
    Ways to Make Additional Purchase Payments                                             10
    Additional Purchase Payments by Wire                                                  10
  HOW WILL THE VALUE OF MY INVESTMENT IN THE CONTRACT CHANGE OVER TIME?                   10
  WHAT ANNUITY BENEFITS DOES A CONTRACT PROVIDE?                                          11
  TO WHAT EXTENT CAN JOHN HANCOCK USA VARY THE TERMS AND CONDITIONS OF THE CONTRACTS?     11
  WHAT ARE THE TAX CONSEQUENCES OF OWNING A CONTRACT?                                     11
  HOW CAN I CHANGE MY CONTRACT'S INVESTMENT OPTIONS?                                      12
    Allocation of Purchase Payments                                                       12
    Transfers among Investment Options                                                    12
    Procedure for Transfers among Investment Options                                      13
    Telephone and Electronic Transactions                                                 13
    Dollar-Cost Averaging Program                                                         14
    Special Transfer Services - Asset Rebalancing Program                                 14
  WHAT FEES AND CHARGES WILL BE DEDUCTED FROM MY CONTRACT?                                15
    Asset-Based Charges                                                                   15
    Annual Contract Fee                                                                   15
    Premium Taxes                                                                         15
    Withdrawal Charge                                                                     16
  HOW CAN I WITHDRAW MONEY FROM MY CONTRACT?                                              17
    Surrenders and Withdrawals                                                            17
    Signature Guarantee Requirements for Surrenders and Withdrawals                       18
    Nursing Home Waiver of Withdrawal Charge Rider                                        18
    Systematic Withdrawal Plan                                                            18
    Telephone Withdrawals                                                                 18
  WHAT HAPPENS IF THE ANNUITANT DIES BEFORE MY CONTRACT'S MATURITY DATE?                  19
  CAN I RETURN MY CONTRACT?                                                               20
V. GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNTS AND THE PORTFOLIOS                 21
  THE COMPANY                                                                             21
  THE SEPARATE ACCOUNTS                                                                   21
  THE PORTFOLIOS                                                                          22
VI. INFORMATION ABOUT THE FIXED INVESTMENT OPTION                                         27
VII. THE ACCUMULATION PERIOD                                                              28
  YOUR VALUE IN OUR VARIABLE INVESTMENT OPTIONS                                           28
  VALUATION OF ACCUMULATION UNITS                                                         28
  VARIABLE INVESTMENT OPTION VALUATION PROCEDURES                                         28
  YOUR VALUE IN THE FIXED INVESTMENT OPTION                                               28
VIII. THE ANNUITY PERIOD                                                                  29
  MATURITY DATE                                                                           29
  CHOOSING FIXED OR VARIABLE ANNUITY PAYMENTS                                             29
  SELECTING AN ANNUITY OPTION                                                             29
  VARIABLE MONTHLY ANNUITY PAYMENTS                                                       30
  VARIABLE INVESTMENT OPTION VALUATION PROCEDURES                                         30
  ASSUMED INVESTMENT RATE                                                                 30
  FIXED MONTHLY ANNUITY PAYMENTS                                                          30
  ANNUITY OPTIONS                                                                         30
IX. FEDERAL TAX MATTERS                                                                   32
  INTRODUCTION                                                                            32
  OUR TAX STATUS                                                                          32
  NONQUALIFIED CONTRACTS                                                                  32
  QUALIFIED CONTRACTS                                                                     35
X. OTHER INFORMATION                                                                      40
  ASSIGNMENT; CHANGE OF OWNER OR BENEFICIARY                                              40
  WHO PURCHASED A CONTRACT?                                                               40
  BENEFICIARY                                                                             40
  SPOUSE                                                                                  41
  CODE SECTION 72(S)                                                                      41
  PERFORMANCE INFORMATION                                                                 41
  REPORTS                                                                                 41
  VOTING PRIVILEGES                                                                       42
  CHANGES TO THE SEPARATE ACCOUNTS                                                        42
  VARIATIONS IN CHARGES OR RATES FOR ELIGIBLE CLASSES                                     42
  DISTRIBUTION OF CONTRACTS                                                               42
  TRANSACTION CONFIRMATIONS                                                               43
  STATEMENTS OF ADDITIONAL INFORMATION                                                    43
  FINANCIAL STATEMENTS                                                                    46
APPENDIX A: EXAMPLE OF WITHDRAWAL CHARGE CALCULATION                                      A-1
APPENDIX B: QUALIFIED PLAN TYPES                                                          B-1
APPENDIX U: ACCUMULATION UNIT VALUE TABLES                                                U-1

                                  I. Glossary


The following terms as used in this Prospectus have the indicated meanings. We also define other terms in specific sections of this Prospectus.

1940 ACT: The Investment Company Act of 1940, as amended.

ACCUMULATION PERIOD: The period between the issue date of the Contract and its Maturity Date.

ADDITIONAL PURCHASE PAYMENT: Any Purchase Payment made after the initial Purchase Payment.


ANNUITANT: Any natural person or persons to whom annuity payments are made and whose life is used to determine the duration of annuity payments involving life contingencies. If the Contract Owner names more than one person as an Annuitant, the second person named is referred to as "co-Annuitant." The Annuitant and co-Annuitant are referred to collectively as "Annuitant." The Annuitant is as designated on the Contract specification page or in the application.



ANNUITIES SERVICE CENTER: The mailing address of our service office is listed on the first page of this Prospectus. You can send overnight mail to us at the street address of the service office, 164 Corporate Drive, Portsmouth, New Hampshire 03801-6815.


ANNUITY OPTION: The method selected by the Contract Owner (or as specified in the Contract if no selection is made) for annuity payments made by us.

ANNUITY PERIOD: The period when we make annuity payments to you following the Maturity Date.

ANNUITY UNIT: A unit of measure that is used after the election of an Annuity Option to calculate Variable Annuity payments.

BENEFICIARY: The person, persons or entity entitled to the death benefit under the Contract upon the death of a Contract Owner. The Beneficiary is as specified in the application, unless changed.


BUSINESS DAY: Any day on which the New York Stock Exchange is open for business. The end of a Business Day is the close of daytime trading of the New York Stock Exchange, which generally is 4:00 p.m. Eastern Time.


CODE: The Internal Revenue Code of 1986, as amended.

COMPANY: John Hancock Life Insurance Company (U.S.A.).


CONTRACT: The Variable Annuity contract described by this Prospectus.



CONTRACT ANNIVERSARY: The day in each calendar year after the Contract Date that is the same month and day as the Contract Date.



CONTRACT DATE: The date of issue of the Contract.


CONTRACT VALUE: The total of the Investment Account values attributable to the Contract.


CONTRACT YEAR: A period of twelve consecutive months beginning on the date as of which the Contract is issued, or any anniversary of that date.


FIXED ANNUITY: An Annuity Option with payments for a set dollar amount that we guarantee.

FIXED INVESTMENT OPTION: An Investment Option in which a Company guarantees the principal value and the rate of interest credited to the Investment Account for the term of any guarantee period.


GENERAL ACCOUNT: All of the Company's assets other than assets in its Separate Accounts or any other separate account that it may maintain.



GOOD ORDER: The standard that we apply when we determine whether an instruction is satisfactory. An instruction will be considered in Good Order if it is received at our Annuities Service Center: (a) in a manner that is satisfactory to us such that it is sufficiently complete and clear that we do not need to exercise any discretion to follow such instruction and it complies with all relevant laws and regulations and Company requirements; (b) on specific forms, or by other means we then permit (such as via telephone or electronic submission); and/or (c) with any signatures and dates we may require. We will notify you if an instruction is not in Good Order.


INVESTMENT ACCOUNT: An account we establish for you which represents your interests in an Investment Option during the Accumulation Period.

INVESTMENT OPTIONS: The investment choices available to Contract Owners. We refer to the Variable Investment Options and the Fixed Investment Option together as Investment Options.

JHLICO: John Hancock Life Insurance Company.

JHVLICO: John Hancock Variable Life Insurance Company.

JOHN HANCOCK USA: John Hancock Life Insurance Company (U.S.A.).


MATURITY DATE: The date on which we begin to make annuity payments to the Annuitant. The Maturity Date is the date specified on the Contract specifications page, unless changed with our consent.


NONQUALIFIED CONTRACT: A Contract which is not issued under a Qualified Plan.


OWNER OR CONTRACT OWNER ("YOU"): The person, persons, co-Owners or entity entitled to all of the ownership rights under the Contract. The Owner has the legal right to make all changes in contractual designations where specifically permitted by the Contract. The Owner is as specified in the application, unless changed. We may refer to the Owner in this prospectus as "you."


PORTFOLIO: A series of a registered open-end management investment company which corresponds to a Variable Investment Option.


PROSPECTUS: This prospectus that describes interests in a Contract.


PURCHASE PAYMENT: An amount you pay to us for the benefits provided by a Contract.

QUALIFIED CONTRACT: A Contract issued under a Qualified Plan.

QUALIFIED PLAN: A retirement plan that receives favorable tax treatment under
Section 401, 403, 408 (IRAs), 408A (Roth IRAs) or 457 of the Code.


SEPARATE ACCOUNT: John Hancock Life Insurance Company (U.S.A.) Separate Account R, John Hancock Life Insurance Company (U.S.A.) Separate Account W, or John Hancock Life Insurance Company (U.S.A.) Separate Account X, as applicable. A separate account is a segregated asset account of a Company that is not commingled with the general assets and obligations of the Company.



SUBACCOUNT: A separate division of the applicable Separate Account.



SURRENDER VALUE: The total value of a Contract, minus the annual Contract fee and any applicable premium tax and any withdrawal charges (if applicable). We will determine the amount surrendered or withdrawn as of the date we receive your request in proper form at the Annuities Service Center.


UNPAID LOAN: The unpaid amount (including any accrued interest) of loans a Qualified Contract Owner may have taken from us, using certain Contract Value as collateral.


VARIABLE ANNUITY: An Annuity Option with payments which: (1) are not predetermined or guaranteed as to dollar amount; and (2) vary in relation to the investment experience of one or more specified Subaccounts.



VARIABLE INVESTMENT OPTION: An Investment Option corresponding to a Subaccount of a Separate Account that invests in shares of a specific Portfolio.


WITHDRAWAL AMOUNT: The total amount taken from your Contract Value, including any applicable withdrawal charge, tax and proportional share of administrative fee, to process a withdrawal.

                                  II. Overview


This overview tells you some key points you should know about the Contract. Because this is an overview, it does not contain all the information that may be important to you You should read carefully this entire Prospectus, including its Appendices and the Statements of Additional Information ("SAI") for more detailed information.


We disclose all material features and benefits of the Contracts in this Prospectus. Insurance laws and regulations apply to us in every state in which our Contracts are sold. As a result, some terms and conditions of your Contract may vary from the terms and conditions described in this Prospectus, depending upon where you purchase a Contract. These variations will be reflected in your Contract or in a Rider attached to your Contract. We disclose all material variations in this Prospectus.

The Contracts described in this Prospectus are no longer offered for sale; however, you may make Additional Purchase Payments as permitted under your Contract. This Prospectus contains information that you should know before you exercise any of your rights under the Contract.

Prospectuses for Contracts often undergo certain changes in their terms from year to year to reflect changes in the Contracts. The changes include such things as the liberalization of benefits, the exercise of rights reserved under a Contract, the alteration of administrative procedures and changes in the Investment Options available. Any such change may or may not apply to Contracts issued prior to the effective date of the change. This product Prospectus reflects the status of the product as of the date of this Prospectus. This Prospectus contains information about different products. Therefore, this Prospectus may contain information that is inapplicable to your Contract. You should consult your Contract to verify whether any particular provision applies to you and whether you may elect any particular Investment Option.

The Variable Investment Options shown on the first page of this Prospectus are those available under the Contracts described in this Prospectus as of the date of this Prospectus. There may be Variable Investment Options that are not available to you. We may add, modify or delete Variable Investment Options in the future.


When you select one or more of these Variable Investment Options, we invest your money in NAV shares of a corresponding Portfolio of the John Hancock Variable Insurance Trust (the "Trust"). The Trust is a so-called "series" type mutual fund registered with the "SEC." The investment results of each Variable Investment Option you select will depend on those of the corresponding Portfolio of the Trust. Each of the Portfolios is separately managed and has its own investment objective and strategies. The Trust prospectus contains detailed information about each available Portfolio. Be sure to read that prospectus before selecting any of the Variable Investment Options.


For amounts you don't wish to invest in a Variable Investment Option, you may be able to allocate these amounts to a Fixed Investment Option if permitted in your local jurisdiction. We invest the assets allocated to the Fixed Investment Option in our General Account and they earn interest at a fixed rate, declared by us, subject to a 3% minimum.


In addition to the transfer restrictions that we impose, the John Hancock Variable Insurance Trust also has adopted policies under Rule 22c-2 of the 1940 Act to detect and deter abusive short term trading. Accordingly, a Portfolio may require us to impose trading restrictions if it discovers violations of its frequent short-term trading policy. We will provide tax identification numbers and other Contract Owner transaction information to John Hancock Variable Insurance Trust upon request, which it may use to identify any pattern or frequency of activity that violates its short-term trading policy.


We refer to the Variable Investment Options and the Fixed Investment Option together as Investment Options.


SECTION 403(B) QUALIFIED PLANS. We currently are not offering this Contract for use in a retirement plan intended to qualify as a Section 403(b) Qualified Plan (a "Section 403(b) Qualified Plan" or the "Plan"). If you had purchased this Contract for use in a Section 403(b) Qualified Plan, your employer, the Plan's administrator, or the Plan's sponsor may request that we enter into an agreement with your Section 403(b) Qualified Plan concerning the sharing of information related to your Contract (an "Information Sharing Agreement"). Unless contained in an Information Sharing Agreement, we may receive a written determination by your employer, the Plan administrator or the Plan sponsor of your Section 403(b) Qualified Plan that the plan qualifies under section 403(b) of the Code and complies with applicable Treasury regulations (a "Certificate of Compliance") (Information Sharing Agreement and Certificate of Compliance, together the "Required Documentation").


We may accept, reject or modify any of the terms of a proposed Information Sharing Agreement presented to us, and make no representation that we will enter into an Information Sharing Agreement with your Section 403(b) Qualified Plan.

For more information regarding Section 403(b) Qualified Plans, please see Appendix B: "Qualified Plan Types," or you may request a copy of the SAI from the Annuities Service Center.


The Contracts were not available in all states. This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any state to any person to whom it is unlawful to make or solicit an offer in that state.

                                III. Fee Tables

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES APPLICABLE TO BUYING, OWNING AND SURRENDERING AN INDEPENDENCE, INDEPENDENCE PREFERRED OR INDEPENDENCE 2000 VARIABLE ANNUITY CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU PAID AT THE TIME THAT YOU BOUGHT THE CONTRACT AS WELL AS THE FEES AND EXPENSES YOU WILL PAY WHEN YOU MAKE ADDITIONAL PURCHASES UNDER THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

                     CONTRACT OWNER TRANSACTION EXPENSES(1)


                                                 INDEPENDENCE     INDEPENDENCE PREFERRED    INDEPENDENCE 2000
                                               VARIABLE ANNUITY      VARIABLE ANNUITY       VARIABLE ANNUITY
WITHDRAWAL CHARGE
(as % of amount withdrawn or surrendered) (2)
  1st year                                              8%                    8%                     7%
  2nd year                                              8%                    8%                     6%
  3rd year                                              8%                    8%                     5%
  4th year                                              7%                    7%                     4%
  5th year                                              7%                    7%                     3%
  6th year                                              6%                    6%                     2%
  7th year                                              6%                    6%                     1%
  Thereafter                                            0%                    0%                     0%
Maximum transfer charge (3)                           N/A                   N/A                   $ 25


----------
(1) State premium taxes may also apply to your Contract, which currently range from 0.04% to 4.00% of each Purchase Payment .

(2) This charge is taken upon withdrawal or surrender within the specified period of years measured from the date of Purchase Payment.

(3) This charge is not currently imposed, but we reserve the right to do so in the Contract. If we do, it will be taken upon each transfer into or out of any Investment Option beyond an annual limit of not less than 12.

THE SECOND TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME YOU OWN THE CONTRACT. THIS TABLE DOES NOT INCLUDE FEES AND EXPENSES PAID AT THE PORTFOLIO LEVEL.

                                            INDEPENDENCE      INDEPENDENCE PREFERRED    INDEPENDENCE 2000
                                          VARIABLE ANNUITY       VARIABLE ANNUITY       VARIABLE ANNUITY
Maximum Annual Contract Fee (4)                 $  50                 $  50                  $  50
Current Annual Contract Fee (5)                 $  30                 $  30                  $  30

SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE) (6)
Mortality and Expense Risk Charge (7)            0.90%                 1.15%                  1.10%
Administrative Services Charge                   0.50%                 0.35%                  0.30%
Total Separate Account Annual Expenses           1.40%                 1.50%                  1.40%

----------
(4)  This charge is not currently imposed.

(5) This charge applies only to Contracts of less than $10,000 during the Accumulation Period. It is taken at the end of each Contract Year but, if you surrender a Contract before then, it will be taken at the time of surrender.

(6) This charge only applies to that portion of account value held in the Variable Investment Options. The charge does not apply to amounts in the Fixed Investment Options.

(7) This charge is assessed on all active Contracts, including Contracts continued by a Beneficiary upon the death of the Contract Owner.


THE THIRD TABLE DESCRIBES THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PORTFOLIO'S PROSPECTUS.


TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                             MINIMUM   MAXIMUM
-------------------------------------------------------------------   -------   -------
Range of expenses that are deducted from Portfolio assets, including
 management fees, and other expenses                                   0.25%     1.29%

EXAMPLES

The following two examples are intended to help you compare the cost of investing in an Independence Variable Annuity, Independence Preferred Variable Annuity, or Independence 2000 Variable Annuity Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses and Portfolio fees and expenses.

The first example assumes that you invest $10,000 in a Contract and that your investment has a 5% return each year. This example assumes the maximum annual Contract fee and the maximum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                MAXIMUM PORTFOLIO LEVEL TOTAL OPERATING EXPENSES


INDEPENDENCE VARIABLE ANNUITY                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------  ------   -------   -------  ----------
If you surrender the Contract at the end of the
   applicable time period:                          $1,000    $1,577    $2,090    $3,103
If you annuitize, or do not surrender the Contract
   at the end of the applicable time period:        $  280    $  860    $1,466    $3,103



INDEPENDENCE PREFERRED VARIABLE ANNUITY             1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------  ------   -------   -------  ----------
If you surrender the Contract at the end of the
   applicable time period:                          $1,009    $1,601    $2,131    $3,182
If you annuitize, or do not surrender the Contract
   at the end of the applicable time period:        $  289    $  885    $1,507    $3,182



INDEPENDENCE 2000 VARIABLE ANNUITY                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------  ------   -------   -------  ----------
If you surrender the Contract at the end of the
   applicable time period:                           $914     $1,318    $1,750    $3,135
If you annuitize, or do not surrender the Contract
   at the end of the applicable time period:         $284     $  870    $1,482    $3,135


The next example also assumes that you invest $10,000 in a Contract and that your investment has a 5% return each year. This example assumes the average annual Contract fee we expect to receive for the Contracts and the minimum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                MINIMUM PORTFOLIO LEVEL TOTAL OPERATING EXPENSES

INDEPENDENCE VARIABLE ANNUITY                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------  ------   -------   -------  ----------
If you surrender the Contract at the end of the
   applicable time period:                           $893     $1,250    $1,543    $2,009
If you annuitize, or do not surrender the Contract
   at the end of the applicable time period:         $173     $  536    $  923    $2,009

INDEPENDENCE PREFERRED VARIABLE ANNUITY             1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------  ------   -------   -------  ----------
If you surrender the Contract at the end of the
   applicable time period:                           $902     $1,278    $1,590    $2,105
If you annuitize, or do not surrender the Contract
   at the end of the applicable time period:         $182     $  563    $  970    $2,105

INDEPENDENCE 2000 VARIABLE ANNUITY                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------  ------   -------   -------  ----------
If you surrender the Contract at the end of the
   applicable time period:                           $805      $989     $1,199    $2,030
If you annuitize, or do not surrender the Contract
   at the end of the applicable time period:         $175      $542     $  933    $2,030

THE NEXT TABLE DESCRIBES THE OPERATING EXPENSES FOR EACH OF THE PORTFOLIOS, AS A PERCENTAGE OF THE PORTFOLIO'S AVERAGE NET ASSETS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2010. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PORTFOLIO'S PROSPECTUS AND IN THE NOTES FOLLOWING THE TABLE.


AS NOTED IN THE FOOTNOTES TO THE TABLE, FOR CERTAIN PORTFOLIOS JOHN HANCOCK INVESTMENT MANAGEMENT SERVICES, INC. (THE "ADVISER") HAS AGREED TO WAIVE A PORTION OF ITS FEES OR REIMBURSE THE PORTFOLIO FOR EXPENSES WHEN, AND TO THE EXTENT THAT, THE NET OPERATING EXPENSES EXCEED AN AGREED UPON EXPENSE LIMITATION. THE ADVISOR MAY RECAPTURE OPERATING EXPENSES REIMBURSED OR FEES WAIVED UNDER PREVIOUS EXPENSE LIMITATION OR WAIVER ARRANGEMENTS FOR A PERIOD OF THREE YEARS FOLLOWING THE BEGINNING OF THE MONTH IN WHICH SUCH REIMBURSEMENT OR WAIVER OCCURRED.


PORTFOLIO ANNUAL EXPENSES (as a percentage of Portfolio average net assets for the fiscal year ended December 31, 2010, except as stated in the Notes that follow this table, rounded to two decimal places).



                                                                      ACQUIRED     TOTAL
                                           DISTRIBUTION               PORTFOLIO    ANNUAL     CONTRACTUAL       NET
                              MANAGEMENT    AND SERVICE     OTHER     FEES AND   OPERATING      EXPENSE      OPERATING
PORTFOLIO/SERIES                  FEE      (12B-1) FEES   EXPENSES   EXPENSES(1) EXPENSES    REIMBURSEMENT    EXPENSES
----------------------------  ----------   ------------   --------   ----------- ---------   -------------   ----------
500 INDEX B
Series NAV                       0.47%         0.00%        0.02%        --        0.49%        -0.24%(2)      0.25%
ACTIVE BOND
Series NAV                       0.60%         0.00%        0.04%        --        0.64%         0.00%         0.64%
BLUE CHIP GROWTH
Series NAV                       0.78%(3)      0.00%        0.03%        --        0.81%         0.00%         0.81%
CAPITAL APPRECIATION
Series NAV                       0.71%         0.00%        0.03%        --        0.74%         0.00%         0.74%
EQUITY-INCOME
Series NAV                       0.78%(3)      0.00%        0.03%      0.01%       0.82%         0.00%         0.82%
GLOBAL BOND
Series NAV                       0.70%         0.00%        0.08%        --        0.78%         0.00%         0.78%
HIGH YIELD
Series NAV                       0.66%         0.00%        0.04%        --        0.70%         0.00%         0.70%
INTERNATIONAL EQUITY INDEX B
Series NAV                       0.54%         0.00%        0.03%        --        0.57%        -0.23%(2)      0.34%
INTERNATIONAL VALUE
Series NAV                       0.80%(3)      0.00%        0.13%        --        0.93%        -0.01%(4)      0.92%
LIFESTYLE BALANCED
Series NAV                       0.04%         0.00%        0.02%      0.70%       0.76%         0.00%         0.76%
MID CAP STOCK
Series NAV                       0.84%         0.00%        0.04%        --        0.88%         0.00%         0.88%
MID VALUE
Series NAV                       0.95%         0.00%        0.05%      0.02%       1.02%         0.00%         1.02%
MONEY MARKET B
Series NAV                       0.49%         0.00%        0.04%        --        0.53%        -0.25%(2)      0.28%
OPTIMIZED ALL CAP
Series NAV                       0.68%         0.00%        0.03%        --        0.71%         0.00%         0.71%
REAL ESTATE SECURITIES
Series NAV                       0.70%         0.00%        0.03%        --        0.73%         0.00%         0.73%
SHORT TERM GOVERNMENT INCOME
Series NAV                       0.56%         0.00%        0.07%        --        0.63%         0.00%         0.63%
SMALL CAP GROWTH
Series NAV                       1.06%         0.00%        0.04%        --        1.10%         0.00%         1.10%
SMALL CAP VALUE
Series NAV                       1.06%         0.00%        0.04%      0.19%       1.29%         0.00%         1.29%
TOTAL BOND MARKET B
Series NAV                       0.47%         0.00%        0.05%        --        0.52%        -0.27%(2)      0.25%



----------
FOOTNOTES  TO  EXPENSE  TABLE:


(1) "Acquired Portfolio Fees and Expenses" are based on the indirect net expenses associated with the Portfolio's investment in underlying portfolios and are included in "Total Annual Operating Expenses." The Total Annual Operating Expenses shown may not correlate to the Portfolio's ratio of expenses to average net assets shown in the "Financial Highlights" section of the Portfolio prospectus, which does not include Acquired Portfolio Fees and Expenses.

(2) JHVIT sells shares of these Portfolios only to certain variable life insurance and variable annuity separate accounts of John Hancock Life Insurance Company (U.S.A.) and its affiliates. As reflected in the table, each Portfolio is subject to an expense cap pursuant to an agreement between JHVIT and the Adviser as follows: the Adviser has agreed to waive its advisory fee (or, if necessary, reimburse expenses of the Portfolio) in an amount so that the Portfolio's annual operating expenses do not exceed its "Net Operating Expenses" as shown in the table above. A Portfolio's "Total Operating Expenses" includes all of its operating expenses including advisory and Rule 12b-1 fees, but excludes taxes, brokerage commissions, interest, short dividends, acquired portfolio fees, litigation and indemnification expenses and extraordinary expenses of the Portfolio not incurred in the ordinary course of the Portfolio's business. Under the agreement, the Adviser's obligation to provide the expense cap will remain in effect until April 30, 2012 and will terminate after that date only if JHVIT, without the prior written consent of the Adviser, sells shares of the Portfolio to (or has shares of the Portfolio held by) any person other than the separate accounts and other persons specified in the agreement.



(3) The Management Fee has been restated to reflect contractual changes to the Advisory Agreement.



(4) The Adviser has contractually agreed to waive its advisory fees so that the amount retained by the Adviser after payment of the subadvisory fees for the Portfolio does not exceed 0.45% of the Portfolio's average net assets. The current expense limitation agreement expires on April 30, 2013 unless renewed by mutual agreement of the Portfolio and the Adviser based upon a determination that this is appropriate under the circumstances at that time.



A Table of Accumulation Unit Values relating to the Contract is included in Appendix U to this Prospectus.

                             IV. Basic Information

WHAT IS THE CONTRACT?

The Contract is a deferred payment variable annuity Contract. An "annuity contract" provides a person (known as the "Annuitant" or "payee") with a series of periodic payments. Because this Contract is also a "deferred payment" Contract, the annuity payments will begin on a future date, called the Contract's "Maturity Date". Under a "Variable Annuity" Contract, the amount you have invested can increase or decrease in value daily based upon the value of the Variable Investment Options chosen.

WHO ISSUED MY CONTRACT?

Your Contract was issued either by JHLICO or JHVLICO. Please refer to your Contract for the name of the Company that issued your Contract. JHVLICO was not authorized to sell life insurance products in the State of New York.


WHO OWNS THE CONTRACT?


Unless the Contract provides otherwise, the Owner of the Contract is the person who can exercise the rights under the Contract, such as the right to choose the Investment Options or the right to surrender the Contract. In many cases, the person who bought the Contract will be the Owner. However, you are free to name another person or entity (such as a trust) as Owner. In writing this Prospectus, we've assumed that you, the reader, are the person or persons entitled to exercise the rights and obligations under discussion. If a Contract has joint Owners, both must join in any written notice or request.

IS THE OWNER ALSO THE ANNUITANT?

In many cases, the same person is both the Annuitant and the Owner of a Contract. The Annuitant is the person whose lifetime is used to measure the period of time when we make various forms of annuity payments. Also, the Annuitant receives payments from us under any Annuity Option that commences during the Annuitant's lifetime. If permitted by your Contract, you may name another person as Annuitant or joint Annuitant if that person meets our underwriting standards. If also permitted by your Contract, you may name as joint Annuitants two persons other than yourself if those persons meet our underwriting standards.


HOW CAN I INVEST MONEY IN A CONTRACT?


Purchase Payments

The Contracts described in this Prospectus are no longer available for sale, however, the minimum initial Purchase Payment requirements for the Contracts is outlined in the table below. The minimum Additional Purchase Payment into the Contracts is $50. Currently, we do not enforce this minimum Additional Purchase Payment amount, but may do so in the future.

                                                                     INDEPENDENCE
                                                     INDEPENDENCE:    PREFERRED:    INDEPENDENCE 2000
                                                     -------------   ------------   -----------------
Minimum Initial Purchase Payment (Nonqualified):         $1,000         $5,000            $5,000
Minimum Initial Purchase Payment (IRA):                  $1,000         $1,000            $1,000
Minimum Initial Purchase Payment (other Qualified):      $1,000         $1,000            $   50
Minimum Initial Annuity Direct Deposit Program:             N/A            N/A            $  500
Minimum Additional Purchase Payments:                    $   50         $   50            $   50

Initial Purchase Payment


When we received your initial Purchase Payment and all necessary information at the Annuities Service Center we issued your Contract and invested your initial Purchase Payment. If the information was not in Good Order, we contacted you to get the necessary information. If for some reason, we were unable to complete this process within five Business Days, we either sent back your money or received your permission to keep it until we received all of the necessary information.


Issue Date and Contract Year

We measure the years and anniversaries of your Contract from its date of issue. We use the term Contract Year to refer to each period of time between anniversaries of your Contract's date of issue. We did not issue a Contract if the proposed Annuitant was age 85 or older.

Limits on Additional Purchase Payments

You can make Purchase Payments of up to $500,000 ($1,000,000 for Independence 2000 Contracts) in any one Contract Year ($100,000 into the Fixed Investment Option, after the initial Purchase Payment which could have been as much as $500,000). The total of all new Purchase Payments and transfers that you allocate to any one Variable Investment Option in any one Contract Year may not exceed $1,000,000 (except in the case of Independence Variable Annuity Contracts where the maximum amount you may transfer is $500,000). While the Annuitant is alive and the Contract is in force, you can make Purchase Payments at any time before the Annuitant's 85th birthday (85 1/2 for Independence Variable Annuity
Contracts).   We may waive any of these limits on Purchase Payments.

Ways to Make Additional Purchase Payments

Additional Purchase Payments made by check or money order must be:

     -    drawn on a U.S. bank;

     -    drawn in U.S. dollars; and

     -    made payable to "John Hancock" and sent to the Annuities Service
          Center.


We credit any Additional Purchase Payments to your Contract received by mail or wire transfer at the close of the Business Day in which we receive them in Good Order at the Annuities Service Center. Each Business Day ends at the close of daytime trading for the day on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). If we receive an Additional Purchase Payment after the close of a Business Day, we will credit it to your Contract on the next Business Day.


We will not accept credit card checks. Nor will we accept starter or third party checks that fail to meet our administrative requirements. Additional Purchase Payments should be sent to the Annuities Service Center at the address shown on the first page of this Prospectus. You can find information about other methods of making Purchase Payments by contacting us.

Additional Purchase Payments by Wire

You may transmit Additional Purchase Payments by wire through your bank to our bank, as long as you provide appropriate instructions with the transmittal to identify your Contract, and the selected Investment Options (unless you have provided us with standing allocation instructions). Information about our bank, our account number, and the ABA routing number may be obtained from the Annuities Service Center. Banks may charge a fee for wire services.

If your wire order is complete, we will invest the Additional Purchase Payment in your selected Investment Options as of the day we received the wire order. If the wire order is incomplete for an identified Contract, we will immediately return it.


HOW WILL THE VALUE OF MY INVESTMENT IN THE CONTRACT CHANGE OVER TIME?


Variable Investment Options


You may invest in any of the Variable Investment Options. Each Variable Investment Option is a Subaccount of a Separate Account that invests in a corresponding Portfolio. The Portfolio prospectus contains a full description of a Portfolio. The amount you've invested in any Variable Investment Option will increase or decrease based upon the investment performance of the corresponding Portfolio (reduced by certain charges we deduct - see "III. Fee Tables"). Your Contract Value during the Accumulation Period and the amounts of annuity payments will depend upon the investment performance of the underlying Portfolio of the Variable Investment Option you select and/or upon the interest we credit on each Fixed Investment Option you select.



You bear the investment risk that your Contract Value will increase or decrease to reflect the investment results of the Contract's investment Portfolios. Although a Portfolio may invest in other underlying portfolios, you will not have the ability to make those investment decisions. You (and your financial advisor) should carefully consider the features of other variable annuity contracts offered by us or by other life insurance companies, before submitting an Additional Purchase Payment if you would prefer a broader range of investment options.


Fixed Investment Options

Each Purchase Payment you allocate to the Fixed Investment Option will earn interest (calculated on a compounded basis) at our declared rate in effect at the time of the deposit into the Fixed Investment Option. From time to time, we declare new rates, subject to a 3% minimum. For purposes of crediting interest, transfers from a Variable Investment Option will be treated as a Purchase Payment.

Under current practice, we credit interest to amounts allocated to the Fixed Investment Option based on the size of the initial Purchase Payment, We credit a higher rate for initial Purchase Payments of $10,000 or more (and those over $10,000 or $25,000 or more for Independence 2000 only). The rate of interest credited on each amount varies based upon when that amount was allocated to the Fixed Investment Option.

WHAT ANNUITY BENEFITS DOES A CONTRACT PROVIDE?


If your Contract is still in effect on its Maturity Date, it enters what is called the Annuity Period. During the Annuity Period, we make a series of Fixed Annuity or Variable Annuity payments to you as provided under one of our several Annuity Options. The form in which we will make the annuity payments, and the proportion of such payments that will be on a fixed basis and on a variable basis, depend on the elections that you have in effect on the Maturity Date. Therefore you should exercise care in selecting your Maturity Date and your choices that are in effect on that date.

You should carefully review the discussion under "VIII. The Annuity Period" for information about all of these choices you can make.


TO WHAT EXTENT CAN JOHN HANCOCK USA VARY THE TERMS AND CONDITIONS OF THE CONTRACTS?


State Law Insurance Requirements

Insurance laws and regulations apply to us in every state in which our Contracts were sold. As a result, a Contract purchased in one state may have terms and conditions that vary from the terms and conditions of a Contract purchased in a different jurisdiction. We disclose all material features and benefits in this Prospectus.

Variations in Charges or Rates

We may vary the charges, durations of Fixed Investment Options, and other terms of our Contracts where special circumstances result in sales or administrative expenses, mortality risks or other risks that are different from those normally associated with the Contracts. These include the types of variations discussed under "the "Variations in Charges or Rates for Eligible Classes" section of this Prospectus.


WHAT ARE THE TAX CONSEQUENCES OF OWNING A CONTRACT?


In most cases, no income tax will have to be paid on amounts you earn under a Contract until these earnings are paid out. All or part of the following distributions from a Contract may constitute a taxable payout of earnings:


     -    withdrawals (including surrenders and systematic withdrawals);


     -    payment of any death benefit proceeds;

     -    periodic payments under one of our annuity payment options;

     -    certain ownership changes; and

     -    any loan, assignment or pledge of the Contract as collateral.

How much you will be taxed on a distribution is based upon complex tax rules and depends on matters such as:

     -    the type of the distribution;

     -    when the distribution is made;

     - the nature of any Qualified Plan for which the Contract is being used, and

     -    the circumstances under which the payments are made.

If your Contract is issued in connection with a Qualified Plan, all or part of your Purchase Payments may be tax-deductible or excludible from income.


A 10% penalty tax applies in many cases to the taxable portion of any distributions taken from a Contract before you reach age 59 1/2. Also, most Qualified Plans require that minimum distributions from a Contract commence and/or be completed within a certain period of time. This effectively limits the period of time during which you can continue to derive tax deferral benefits from any tax-deductible or tax-deferred Purchase Payments you paid or on any earnings under the Contract.


CONTRACTS PURCHASED AS AN INVESTMENT VEHICLE FOR A QUALIFIED PLAN, INCLUDING AN IRA, DO NOT PROVIDE ANY ADDITIONAL TAX-DEFERRAL BENEFITS BEYOND THE TREATMENT PROVIDED BY THE QUALIFIED PLAN. THE FAVORABLE TAX-DEFERRAL BENEFITS AVAILABLE FOR QUALIFIED PLANS THAT INVEST IN ANNUITY CONTRACTS ARE ALSO GENERALLY AVAILABLE IF THE QUALIFIED PLANS PURCHASE OTHER TYPES OF INVESTMENTS, SUCH AS MUTUAL FUNDS, EQUITIES AND DEBT INSTRUMENTS. HOWEVER, THE CONTRACT OFFERS FEATURES AND BENEFITS THAT OTHER INVESTMENTS MAY NOT OFFER. YOU AND YOUR FINANCIAL PROFESSIONAL SHOULD CAREFULLY CONSIDER WHETHER THE FEATURES AND BENEFITS, INCLUDING THE INVESTMENT OPTIONS, DEATH BENEFITS AND OTHER BENEFITS PROVIDED UNDER AN ANNUITY CONTRACT ISSUED IN CONNECTION WITH A QUALIFIED PLAN ARE SUITABLE FOR YOUR NEEDS AND OBJECTIVES AND ARE APPROPRIATE IN LIGHT OF THE EXPENSE.

We provide additional information on taxes in the Federal Tax Matters section of this Prospectus. We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans.
Purchasers of Contracts for use with any retirement plan should consult their legal counsel and a qualified tax advisor regarding the suitability of the Contract.

HOW CAN I CHANGE MY CONTRACT'S INVESTMENT OPTIONS?


Allocation of Purchase Payments

When you applied for your Contract, you specified the Investment Options in which your Purchase Payments were allocated. You may change this investment allocation for future Purchase Payments at any time. Any change in allocation will be effective as of receipt of your request at the Annuities Service Center.

We do not impose a limit on the number of Investment Options to which you may allocate Purchase Payments at any one time during the accumulation period. For limits imposed during the annuity period, please see "Choosing Fixed or Variable Annuity Payments" in "VIII. The Annuity Period."


Transfers among Investment Options



During the Accumulation Period, you may transfer amounts among the Investment Options, subject to the restrictions set forth below. To make a transfer, you must tell us how much to transfer, either as a whole number percentage or as a specific dollar amount. A confirmation of each transfer will be sent to you.



You may make a transfer by providing written notice to us, by telephone or by other electronic means that we may provide through the Internet (see "Telephone and Electronic Transactions," below). We will cancel accumulation units from the Investment Account from which you transfer amounts and we will credit to the Investment Account to which you transfer amounts. Your Contract Value on the date of the transfer will not be affected by a transfer. Although your Contract may impose restrictions on the maximum amount that may be transferred among the Variable Investment Options, we currently do not enforce these restrictions.


Currently, we do not impose a charge for transfer requests. For Independence 2000, the first twelve transfers in a Contract Year are free of any transfer charge. For each additional transfer in a Contract Year, we do not currently assess a charge but reserve the right (to the extent permitted by your Contract) to impose a charge of up to $25 for any transfer beyond the annual limit.

We have adopted policies and procedures to restrict frequent transfers of Contract Value among Variable Investment Options.


Variable investment options in variable annuity and variable life insurance products can be a target for abusive transfer activity because these products value their variable investment options on a daily basis and allow transfers among investment options without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of variable investment options in reaction to market news or to exploit some perceived pricing inefficiency. Whatever the reason, frequent transfer activity can harm long-term investors in a variable investment option since such activity may expose the variable investment option's underlying portfolio to increased portfolio transaction costs and/or disrupt the portfolio manager's ability to effectively manage a portfolio in accordance with its investment objective and policies, both of which may result in dilution with respect to interests held for long-term investment.



         To discourage disruptive frequent trading activity, we have adopted a policy for each Separate Account to restrict transfers you make to two per calendar month per Contract, with certain exceptions, and have established procedures to count the number of transfers made under a Contract. Under the current procedures of the Separate Accounts, we count all transfers made during each Business Day as a SINGLE transfer. We do NOT count: (a) scheduled transfers made pursuant to our Dollar-Cost Averaging Program or our Asset Rebalancing Program, (b) transfers from a Fixed Investment Option at the end of its fixed investment period, (c) transfers made within a prescribed period before and after a substitution of underlying portfolios and (d) transfers made during the Annuity Period (these transfers are subject to a 30-day notice requirement, however, as described below). Under each Separate Account's policy and procedures, a Contract Owner may transfer to the Money Market Investment Option even if the Contract Owner reaches the two-transfer-per-month limit, as long as 100% of the Contract Value in all Variable Investment Options is transferred to the Money Market Investment Option. If such a transfer to the Money Market Investment Option is made, for a 30-calendar day period after such transfer a Contract Owner may not make any subsequent transfers from the Money Market Investment Option to another Variable Investment Option. We apply each Separate Account's policy and procedures uniformly to all Contract Owners.



We reserve the right to take other actions to restrict trading, including, but not limited to:


     -    restricting the number of transfers made during a defined period;

     -    restricting the dollar amount of transfers;


     - restricting the method used to submit transfers (e.g., requiring transfer requests to be submitted in writing via U.S. mail); and



     -    restricting transfers into and out of certain Subaccount(s).



In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Portfolios. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law), and to prohibit a transfer less than 30 days prior to the Contract's Maturity Date, and to reimpose the annual limit of 12 transfers as stated in your Contract.

While we seek to identify and prevent disruptive frequent trading activity, it is not always possible to do so. Therefore, we cannot provide assurance that the restrictions we impose will be successful in restricting disruptive frequent trading activity and avoiding harm to long-term investors.



DURING THE ANNUITY PERIOD, YOU MAY NOT MAKE ANY TRANSFER THAT WOULD RESULT IN MORE THAN FOUR INVESTMENT OPTIONS BEING USED AT ONCE. You must submit your transfer request to our Annuities Service Center at least 30 DAYS BEFORE the due date of the first annuity payment to which your transfer will apply.


We impose additional restrictions that apply specifically to transfers involving the Fixed Investment Option. You may NOT:

     - transfer assets to or from the Fixed Investment Option during the Annuity Period;

     - transfer assets into the Fixed Investment Option on or within 30 days prior to your Contract's Maturity Date;

     - transfer or deposit (exclusive of the initial Purchase Payment) more than $100,000 into the Fixed Investment Option during a Contract Year;

     - make any transfers into the Fixed Investment Option within six months of a transfer out of the Fixed Investment Option; or

     - transfer out of the Fixed Investment Option more than once during a Contract Year and only within 10 days before or after the anniversary of your Contract's issuance ("Contract Anniversary").


In addition to the transfer restrictions that we impose, the John Hancock Variable Insurance Trust also has adopted policies under Rule 22c-2 of the 1940 Act to detect and deter abusive short-term trading. Accordingly, a Portfolio may require us to impose trading restrictions if it discovers violations of its frequent short-term trading policy. We will provide tax identification numbers and other Contract Owner transaction information to John Hancock Variable Insurance Trust upon request, which it may use to identify any pattern or frequency of activity that violates its short-term trading policy.



Procedure for Transfers among Investment Options



You may request a transfer in writing or, if you have authorized telephone transfers, by telephone or fax. All transfer requests should be directed to the Annuities Service Center at the address shown on the first page. Your request should include:



     -    your name;



     -    daytime telephone number;



     -    Contract number;



     - the names of the Investment Options being transferred to and from each; and



     -    the amount of each transfer.



Your request becomes effective at the close of the Business Day in which we receive it, in proper form at the Annuities Service Center. Each Business Day ends at the close of daytime trading for the day on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). If we receive a transfer request, in proper form, after the close of a Business Day, it will become effective at the end of the next Business Day.


Telephone and Electronic Transactions


If you complete a special authorization form, we will permit you to request transfers and withdrawals by telephone. We also encourage you to access information about your Contract, request transfers and perform some transactions (other than withdrawals) electronically through the Internet. Please contact the John Hancock Annuities Service Center at the applicable telephone number or Internet address shown on the first page of this Prospectus for more information on electronic transactions.



To access information and perform electronic transactions through our website, we require you to create an account with a username and password, and to maintain a valid e-mail address. You may also authorize other people to make certain transaction requests by telephone or electronically through the Internet by sending us instructions in a form acceptable to us. If you register for electronic delivery, we keep your personal information confidential and secure, and we do not share this information with outside marketing agencies.



We will not be liable for following instructions communicated by telephone or electronically that we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require you to provide information to verify your identity when you call us and we will record all conversations with you. When someone contacts us by telephone and follows our procedures, we will assume that you are authorizing us to act upon those instructions. For electronic transactions through the Internet, you will need to provide your username and password. You are responsible for keeping your password confidential and must notify us of:


     -    any loss or theft of your password; or

     -    any unauthorized use of your password.

We may be liable for any losses due to unauthorized or fraudulent instructions only where we fail to employ our procedures properly.


All transaction instructions we receive by telephone or electronically will be followed by either a hardcopy or electronic delivery of a transaction confirmation. Transaction instructions we receive by telephone or electronically before the close of any Business Day will usually be effective at the end of that day. Your ability to access or transact business electronically may be limited due to circumstances beyond our control, such as system outages, or during periods when our telephone lines or our website may be busy. We may, for example, experience unusual volume during periods of substantial market change.



We may suspend, modify or terminate our telephone or electronic transaction procedures at any time. We may, for example, impose limits on the maximum Withdrawal Amount available to you through a telephone transaction. Also, as stated earlier in this Prospectus, we have imposed restrictions on transfers and reserve the right to take other actions to restrict trading, including the right to restrict the method used to submit transfers (e.g., by requiring transfer requests to be submitted in writing via U.S. mail). We also reserve the right to suspend or terminate the transfer privilege altogether with respect to anyone who we feel is abusing the privilege to the detriment of others.


Dollar-Cost Averaging Program


Under our dollar cost averaging program, you may elect, at no cost, to automatically transfer assets from any Variable Investment Option to one or more other Variable Investment Options on a monthly, quarterly, semiannual, or annual basis. The following conditions apply to the dollar-cost averaging program:


     - You may change your variable investment allocation instructions at any time in writing or, if you have authorized telephone transfers, by telephone;

     -    You may discontinue the program at any time;

     - The program automatically terminates when the Variable Investment Option from which we taking the transfers have been exhausted;

     - Automatic transfers to or from the Fixed Investment Option are not permitted.

We reserve the right to suspend, modify or terminate the program at any time.

The dollar-cost averaging program allows investments to be made in equal installments over time in an effort to reduce the risk posed by market fluctuations. Therefore, you may achieve a lower purchase price over the long-term by purchasing more accumulation units of a particular Subaccount when the unit value is low, and less when the unit value is high. However, the dollar-cost averaging program does not guarantee profits or prevent losses in a declining market and requires regular investment regardless of fluctuating price levels. In addition, the dollar-cost averaging program does not protect you from market fluctuations in the Variable Investment Option from which we are taking the transfers. If you are interested in the dollar-cost averaging program, you may elect to participate in the program on the appropriate application or you may obtain a separate authorization form and full information concerning the program and its restrictions from your registered representative or our Annuities Service Center. You may elect out of the dollar-cost averaging program at any time.

You should consult with your financial professional to assist you in determining whether the dollar-cost averaging program and the Variable Investment Option from which we are taking the transfers are suited for your financial needs and investment risk tolerance.

Special Transfer Services - Asset Rebalancing Program

We administer an Asset Rebalancing program which enables you to specify the allocation percentage levels you would like to maintain in particular Investment Options. We will automatically rebalance your Contract Value pursuant to the schedule described below to maintain the indicated percentages by transfers among the Investment Options. (Fixed Investment Options are not eligible for participation in the Asset Rebalancing program.) You must include your entire value in the Variable Investment Options in the Asset Rebalancing program.
Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing program is being used. If you are interested in the Asset Rebalancing program, you may obtain a separate authorization form and full information concerning the program and its restrictions from your registered representative or our Annuities Service Center. There is no charge for participation in the Asset Rebalancing program.

We will permit asset rebalancing only on the following time schedules:

     - quarterly on the 25th day of the last month of the calendar quarter (or the next Business Day if the 25th is not a Business Day);

     - semi-annually on June 25th and December 26th (or the next Business Day if these dates are not Business Days); or

     - annually on December 26th (or the next Business Day if December 26th is not a Business Day).

WHAT FEES AND CHARGES WILL BE DEDUCTED FROM MY CONTRACT?


We assess charges and deductions under the Contract against Purchase Payments, Contract Values or withdrawals. Currently, there are no deductions made from Purchase Payments. In addition, there are deductions from and expenses paid out of the assets of the Portfolios that are described in the Portfolios' prospectuses.

Asset-Based Charges


We deduct asset-based charges daily to compensate us primarily for our administrative and distribution expenses, and for the mortality and expense risks that we assume under the Contracts, as follows:


  SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE)


                                          INDEPENDENCE     INDEPENDENCE PREFERRED   INDEPENDENCE 2000
                                        VARIABLE ANNUITY      VARIABLE ANNUITY       VARIABLE ANNUITY
                                        ----------------   ----------------------   -----------------
Mortality and Expense Risk Charge             0.90%                 1.15%                 1.10%
Administrative Services Charge                0.50%                 0.35%                 0.30%
Total Separate Account Annual Expenses        1.40%                 1.50%                 1.40%

These charges do not apply to assets you have in our Fixed Investment Options. We take the deduction proportionally from each Variable Investment Option you are then using.


In return for the mortality risk charge, we assume the risk that Annuitants as a class will live longer than expected, requiring us to pay a greater number of annuity payments. In return for the expense risk charge, we assume the risk that our expenses relating to the Contracts may be higher than we expected when we set the level of the Contracts' other fees and charges, or that our revenues from such other sources will be less than expected. The rate of the mortality and expense risks charge cannot be increased. The charge is assessed on all active Contracts, including Contracts continued by a Beneficiary upon the death of the Contract Owner or continued under any annuity option payable on a variable basis. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. In cases where no death proceeds are payable (e.g., for Contracts continued by a Beneficiary upon the death of the Owner), or under the Period Certain Only Annuity Option, if you elect benefits payable on a variable basis, we continue to assess the Contractual mortality and expense risks charge, although we bear only the expense risk and not any mortality risk.


Annual Contract Fee

We currently deduct a $30 annual Contract fee at the end of each Contract Year if the Contract has a total value of less than $10,000. We also deduct the annual Contract fee if you surrender your Contract before then. We take the deduction proportionally from each Investment Option you are then using. We will not deduct, however, any portion of the annual Contract fee from the Fixed Investment Option if such deduction would result in an accumulation of amounts allocated to the Fixed Investment Option at less than the guaranteed minimum rate of 3%. In such case, we will deduct that portion of the Contract fee proportionately from the other Investment Options you are using. We reserve the right to increase the annual Contract fee to $50.

Premium Taxes

We make deductions for any applicable premium or similar taxes. Currently, certain local jurisdictions assess a tax of up to 4% of each Purchase Payment.

In most cases, and subject to applicable state law, we deduct a charge in the amount of the tax from the total value of the Contract only at the time of annuitization, death, surrender, or withdrawal. We reserve the right, however, to deduct the charge from each Purchase Payment at the time it is made. We compute the amount of the charge by multiplying the applicable premium tax percentage by the amount you are withdrawing, surrendering, annuitizing or applying to a death benefit.

                            PREMIUM TAX RATE(1)
STATE OR               QUALIFIED      NONQUALIFIED
TERRITORY              CONTRACTS       CONTRACTS
CA                        0.50%          2.35%
GUAM                      4.00%          4.00%
ME(2)                     0.00%          2.00%
NV                        0.00%          3.50%
PR                        1.00%          1.00%
SD(2)                     0.00%          1.25%(3)
TX(4)                     0.04%          0.04%
WV                        1.00%          1.00%
WY                        0.00%          1.00%

----------
(1)  Based on the state of residence at the time the tax is assessed.

(2)  We pay premium tax upon receipt of Purchase Payment.

(3)  0.80% on Purchase Payments in excess of $500,000.

(4)  Referred to as a "maintenance fee."

Withdrawal Charge


If you withdraw some of your Purchase Payments from your Contract prior to the Maturity Date or if you surrender (turn in) your Contract, in its entirety, for cash prior to the Maturity Date, we may assess a withdrawal charge. We use this charge to help defray expenses relating to the sales of the Contracts, including commissions paid and other distribution costs.


HERE'S HOW WE DETERMINE THE CHARGE: In any Contract Year, you may withdraw up to 10% of the total value of your Contract (computed as of the beginning of the Contract Year) without the assessment of any withdrawal charge. We refer to this amount as the free withdrawal amount. However, if the amount you withdraw or surrender totals more than the free withdrawal amount during the Contract Year, we will assess a withdrawal charge on any amount of the excess that we attribute to Purchase Payments you made within seven years of the date of the withdrawal or surrender.

The withdrawal charge percentage depends upon the type of Contract you purchased and the number of years that have elapsed from the date you paid the Purchase Payment to the date of its withdrawal, as follows:


                                             INDEPENDENCE     INDEPENDENCE PREFERRED   INDEPENDENCE 2000
                                           VARIABLE ANNUITY      VARIABLE ANNUITY       VARIABLE ANNUITY
WITHDRAWAL CHARGE(1)
(as % of amount withdrawn or surrendered)
  1st year                                                8%                       8%                  7%
  2nd year                                                8%                       8%                  6%
  3rd year                                                8%                       8%                  5%
  4th year                                                7%                       7%                  4%
  5th year                                                7%                       7%                  3%
  6th year                                                6%                       6%                  2%
  7th year                                                6%                       6%                  1%
  Thereafter                                              0%                       0%                  0%


----------
(1) This charge is taken upon withdrawal or surrender within the specified period of years measured from the date of Purchase Payment.


Solely for purposes of determining the amount of the withdrawal charge, we assume that each withdrawal (together with any associated withdrawal charge) is a withdrawal first from the earliest Purchase Payment, and then from the next earliest Purchase Payment, and so forth until all payments have been exhausted. Once a Purchase Payment has been considered to have been "withdrawn" under these procedures, that Purchase Payment will not enter into any future withdrawal charge calculations. For this purpose, we also consider any amounts that we deduct for the annual Contract charge to have been withdrawals of Purchase Payments (which means that no withdrawal charge will ever be paid on those amounts). The amount of any withdrawal that exceeds any remaining Purchase Payments that have not already been considered as withdrawn will not be subject to any withdrawal charge.



HERE'S HOW WE DEDUCT THE WITHDRAWAL CHARGE: We deduct the withdrawal charge proportionally from each Investment Option being reduced by the surrender or withdrawal. For example, if 60% of the withdrawal amount comes from Investment Option "A" and 40% from Investment Option "B," then we will deduct 60% of the withdrawal charge from Investment Option "A" and 40% from Investment Option "B." If any such option has insufficient remaining value to cover the charge, we will deduct any shortfall pro rata from all of your other Investment Options, based on the value in each. If your Contract as a whole has insufficient Surrender Value to pay the entire charge, we will pay you no more than the Surrender Value.

You will find examples of how we compute the withdrawal charge in Appendix A to this Prospectus.

WHEN WITHDRAWAL CHARGES DON'T APPLY: We don't assess a withdrawal charge in the following situations:

     - on amounts applied to an Annuity Option at the Contract's Maturity Date or to pay a death benefit;

     - on certain withdrawals if you meet the requirement of the nursing home waiver rider (only available on Independence 2000 Variable Annuity Contracts); or


     - on amounts withdrawn to satisfy the minimum distribution requirements for Qualified Plans. (Amounts withdrawn in excess of the minimum distribution requirements for your Contract are subject to any applicable withdrawal charge, however.)



HOW CAN I WITHDRAW MONEY FROM MY CONTRACT?



Surrenders and Withdrawals



Prior to your Contract's Maturity Date, if the Annuitant is living, you may:



     -    surrender your Contract for a cash payment of its "Surrender Value";
          or



     -    make a withdrawal of a portion of your Surrender Value.



The Surrender Value of a Contract is the Contract Value, minus the annual Contract fee and any applicable premium tax and withdrawal charges. We will determine the amount surrendered or withdrawn as of the date we receive your request in Good Order at the Annuities Service Center.



Certain surrenders and withdrawals may result in taxable income to you or other tax consequences as described under "IX. Federal Tax Matters." Among other things, if you make a full surrender or withdrawal from your Contract before you reach age 59 1/2, a 10% penalty tax generally applies to any taxable portion of the withdrawal.



We will deduct any withdrawal proportionally from each of your Investment Options based on the value in each, unless you direct otherwise. When you take a withdrawal, we deduct any applicable withdrawal charge as a percentage of the total amount withdrawn. We take any applicable withdrawal charge from the amount remaining in a Contract after we process the amount you request.



Without our prior approval, you may not make a withdrawal:


     - for an amount less than $100 ($250 for Independence Variable Annuity Contracts); or

     - if the remaining total value of your Contract would be less than $1,000.


If your "free withdrawal value" at any time is less than $100, you must withdraw that amount in full, in a single sum, before you make any other withdrawals. A withdrawal is not a loan and cannot be repaid. We reserve the right to terminate your Contract if the value of your Contract becomes zero.



Your request to surrender your Contract or to make a withdrawal becomes effective at the close of the Business Day in which we receive it, in Good Order at the Annuities Service Center. Each Business Day ends at the close of daytime trading for the day on the New York Stock Exchange (usually 4:00 p.m. Eastern
Time). If we receive a request, in Good Order, after the close of a Business Day, it will become effective at the end of the next Business Day.



You generally may not make any surrenders or withdrawals once we begin making payments under an Annuity Option.



We do not permit you to apply any amount less than your entire Contract Value to the Annuity Options available under your Contract. If you want to use a part of your Contract Value to purchase an immediate annuity contract, you must make a withdrawal request, which will be subject to any applicable withdrawal charge.


We will pay the amount of any withdrawal from the Variable Investment Options promptly, and in any event within seven days of receipt of the request, complete with all necessary information, at our Annuities Service Center. We reserve the right to defer the right of withdrawal or postpone payments for any period when:

     - the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     -    trading on the New York Stock Exchange is restricted;


     - an emergency exists as determined by the SEC, as a result of which disposal of securities held in the Separate Accounts is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Accounts' net assets;



     - pursuant to SEC rules, the Money Market Subaccount suspends payment of redemption proceeds in connection with a liquidation of the underlying Portfolio; or



     -    the SEC, by order, so permits for the protection of security holders.

Applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.



IMPACT OF DIVORCE. In the event that you and your spouse become divorced after you purchase a Contract, we will treat any request to reduce or divide benefits under a Contract as a request for a withdrawal of Contract Value. The transaction may be subject to taxes and any applicable withdrawal charges. If you determine to continue the remaining Contract, we will reduce the benefit under any existing optional benefit Rider to the Contract in accordance with its terms.



TAX CONSIDERATIONS. Withdrawals from the Contract may be subject to income tax and a 10% penalty tax (see "IX. Federal Tax Matters"). Withdrawals are permitted from Contracts issued in connection with Section 403(b) Qualified Plans only under limited circumstances (see "IX. Federal Tax Matters" and the section titled "Qualified Plan Types" in the SAI).



Signature Guarantee Requirements for Surrenders and Withdrawals
(Not applicable to Contracts issued in New Jersey)



We may require that you provide a signature guarantee on a surrender or withdrawal request in the following circumstances:



     - you are requesting that we mail the amount withdrawn to an alternate address; or



     - you have changed your address within 30 days of the withdrawal request; or



     -    you are requesting a withdrawal in the amount of $250,000 or greater.



We must receive the original signature guarantee on your withdrawal request. We will not accept copies or faxes of a signature guarantee. You may obtain a signature guarantee at most banks, financial institutions or credit unions. A notarized signature is not the same as a signature guarantee and will not satisfy this requirement. There may be circumstances, of which we are not presently aware, in which we would not impose a signature guarantee on a surrender or withdrawal as described above.


Nursing Home Waiver of Withdrawal Charge Rider
(Available on Independence 2000 Variable Annuity Contracts only)

If you own an Independence 2000 Contract and if permitted by your state, you may have a nursing home waiver of withdrawal charge benefit. Under this benefit, we will waive withdrawal charge on any withdrawals, provided all the following conditions apply:

     - you become confined to a nursing home beginning at least 90 days after we issue your Contract and prior to the Contract's Maturity Date;

     - you remain in the nursing home for at least 90 consecutive days and receive skilled nursing care;

     - we receive your request for a withdrawal and adequate proof of confinement no later than 90 days after discharge from the facility; and

     -    your confinement is prescribed by a doctor and medically necessary.

This benefit was not available at application if:

     -    you were older than 74 years at application; or

     -    if you were confined to a nursing home within the past two years.

For a more complete description of the terms and conditions of this benefit, you should refer directly to your Contract.

Systematic Withdrawal Plan

Our optional systematic withdrawal plan enables you to preauthorize periodic withdrawals. If you elect this plan, we will withdraw a dollar amount from your Contract on a monthly, quarterly, semiannual, or annual basis, based upon your instructions. Unless otherwise directed, we will deduct the requested amount from each applicable Investment Option in the ratio that the value of each bears to the Contract Value. Each systematic withdrawal is subject to any withdrawal charge that would apply to an otherwise comparable non-systematic withdrawal. See "How Will the Value of my Investment in the Contract Change over Time?" and "What Fees and Charges will be Deducted from my Contract?" The same tax consequences also generally will apply.

You may cancel the systematic withdrawal plan at any time.

We reserve the right to modify the terms or conditions of the plan at any time without prior notice.

Telephone Withdrawals


If you complete a separate authorization form, you may make requests to withdraw a portion of your Contract Value by telephone. We reserve the right to impose maximum withdrawal amount and procedural requirements regarding this privilege. For additional information regarding telephone procedures, see "IV. Basic Information - Telephone and Electronic Transactions" in this Prospectus.

WHAT HAPPENS IF THE ANNUITANT DIES BEFORE MY CONTRACT'S MATURITY DATE?


Guaranteed Minimum Death Benefit

INDEPENDENCE VARIABLE ANNUITY CONTRACTS. If the Annuitant dies before your Contract's Maturity Date, we will pay a death benefit. If the death occurs before the Contract Anniversary nearest the Annuitant's 75th birthday, we will pay the greater of:

     -    the total value of your Contract; or

     - the total amount of Purchase Payments made, minus any withdrawals and related withdrawal charges.

If the death occurs on or after the Contract Anniversary nearest the Annuitant's 75th birthday, we will pay an amount equal to the total value of your Contract.

INDEPENDENCE PREFERRED VARIABLE ANNUITY CONTRACTS. If the Annuitant dies before your Contract's Maturity Date, we will pay a death benefit that is the greatest of:

     -    the total value of your Contract; or

     - the total amount of Purchase Payments made, minus any withdrawals and related withdrawal charges; or

     - in states where permitted by law, the "highest total value" of your Contract as of any third interval anniversary of your Contract to date (preceding the anniversary nearest the Annuitant's 81st birthday), plus any Purchase Payments you have made since that anniversary, minus any withdrawals you have taken (and any related withdrawal charges) since that anniversary.


We calculate the "highest total value" as follows: On the third anniversary of your Contract (and every third anniversary thereafter until the anniversary closest to the Annuitant's 81st birthday), we compute the total value of your Contract adjusting for Purchase Payments and withdrawals since that anniversary. We compare that amount to the amounts described in the first two bullets. The greatest of these three amounts forms a minimum that may increase on subsequent third interval anniversaries with favorable investment performance and Additional Purchase Payments but will never decrease unless withdrawals are taken.


INDEPENDENCE 2000 VARIABLE ANNUITY CONTRACTS. If the Annuitant dies before your Contract's Maturity Date, we will pay a death benefit, that is the greatest of:

     -    the total value of your Contract; or

     - the total amount of Purchase Payments made, minus any withdrawals and related withdrawal charges; or

     - in states where permitted, the highest total value of your Contract as of any "fifth interval anniversary" of your Contract to date, plus any Purchase Payments you have made since that anniversary, minus any withdrawals you have taken (and any related withdrawal charges) since that anniversary.


We calculate the "highest total value" as follows: On each "fifth interval anniversary" of your Contract, we compute the total value of your Contract adjusting for Purchase Payments and withdrawals since that anniversary. We compare that amount to the amounts described in the first two bullets. The greatest of these three amounts forms a minimum which may increase on subsequent fifth interval anniversaries with favorable investment performance and Additional Purchase Payments but will never decrease unless withdrawals are taken.


To determine any "fifth interval anniversary" of your Contract, we count only those anniversaries that occur:

     -    BEFORE we receive proof of the Annuitant's death; and

     -    BEFORE the Annuitant attains age 81.

The initial "fifth interval anniversary" is the fifth anniversary of your Contract if the Annuitant is less than age 81 at that time. We calculate the death benefit as of the day we receive, at the Annuities Service Center:

     -    proof of the Annuitant's death; and

     -    the required instructions as to method of settlement.

ALL CONTRACTS. Unless you have elected an optional method of settlement, we will pay the death benefit in a single sum to the Beneficiary you chose prior to the Annuitant's death. If you have not elected an optional method of settlement, the Beneficiary may do so. However, if the death benefit is less than $5,000, we will pay it in a lump sum, regardless of any election.

Distribution Requirements Following Death of Owner


If you did not purchase your Contract under a Qualified Plan, the Code requires that the following distribution provisions apply if you die. In most cases, these provisions do not cause a problem if you are also the Annuitant under your Contract. If you have designated someone other than yourself as the Annuitant, however, your beneficiaries will have less discretion than you would have had in determining when and how the Contract's value would be paid out.

The Code imposes very similar distribution requirements on Contracts used to fund Qualified Plans. We provide the required provisions for Qualified Plans in separate disclosures and endorsements.

Notice of the death of an Owner or Annuitant should be furnished promptly to the John Hancock Annuities Service Center.

If you die before annuity payments have begun:

     - if the Contract's designated Beneficiary is your surviving spouse who falls within the definition of "spouse" under the federal Defense of Marriage Act, your spouse may continue the Contract as the new Owner without triggering adverse federal tax consequences. See "X. Other Information - Spouse";

     - if the Beneficiary is not your surviving spouse or if the Beneficiary is your surviving spouse but chooses not to continue the Contract, the "entire interest" (as discussed below) in the Contract on the date of your death must be:

          o    paid out in full within five years of your death; or


          o where the Beneficiary is an individual, applied in full towards the purchase of a life annuity on the Beneficiary with payments commencing within one year of your death.


If you are the last surviving Annuitant, as well as the Owner, the entire interest in the Contract on the date of your death equals the death benefit that then becomes payable. If you are the Owner but not the last surviving Annuitant, the entire interest equals:


     - the Surrender Value if paid out in full within five years of your death; or


     - where the Beneficiary is an individual, the total value of your Contract applied in full towards the purchase of a life annuity on the Beneficiary with payments commencing within one year of your death.


IF YOU DIE ON OR AFTER ANNUITY PAYMENTS HAVE BEGUN, any remaining amount that we owe must be paid out at least as rapidly as under the method of making annuity payments that is then in use.

We continue to assess the asset-based charges during this period, even though we bear only the expense risk and not any mortality risk (see "IV. Basic Information - What Fees and Charges will be Deducted from My Account? - Asset-Based Charges").


We will pay the death benefit within seven calendar days of the date that we determine the amount of the death benefit, subject to postponement under the same circumstances for which payment of withdrawals may be postponed (see "IV. Basic Information - How can I withdraw money from my Contract?").
Beneficiaries who opt for a lump sum payout of their portion of the death benefit may choose to receive the funds either in a single check or wire transfer or in a John Hancock Safe Access Account ("JHSAA"). Similar to a checking account, the JHSAA provides the Beneficiary access to the payout funds via a checkbook, and account funds earn interest at a variable interest rate. Any interest paid may be taxable. The Beneficiary can obtain the remaining death benefit proceeds in a single sum at any time by cashing one check for the entire amount. Note, however, that a JHSAA is not a true checking account, but is solely a means of distributing the death benefit. The Beneficiary can only make withdrawals, and not deposits. The JHSAA is part of our general account; it is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the JHSAA.


You can find more information about optional methods of settlement under "Annuity Options."


CAN I RETURN MY CONTRACT?



In most cases, you had the right to cancel your Contract within 10 days (or longer in some states) after you received it. To have canceled your Contract, you would have delivered or mailed it to us or to the John Hancock representative who delivered the Contract to you.



In most states, you would have received a refund equal to the total value of your Contract on the date of cancellation, increased by any charges for premium taxes deducted by us to that date. In some states, or during the first 7 days of the right to review period if your Contract was issued as an IRA, you would have received a refund of all Purchase Payments during the first seven days of the right to review period, if that amount were greater than the amount otherwise payable. The date of cancellation would have been the date we received the Contract.



WILL I RECEIVE A TRANSACTION CONFIRMATION?



We will send you a confirmation statement for certain transactions in your Investment Accounts. You should carefully review these transaction confirmations to verify their accuracy. You should immediately report any mistakes to our Annuities Service Center (at the address or phone number shown on the first page of this Prospectus). If you fail to notify our Annuities Service Center of any mistake within 60 days of the delivery of the transaction confirmation, you will be deemed to have ratified the transaction. Please contact the John Hancock Annuities Service Center at the applicable telephone number or Internet address shown on the first page of this Prospectus for more information on electronic transactions.

   V. General Information about Us, the Separate Accounts and the Portfolios

THE COMPANY


We are a stock life insurance company originally organized under the laws of Maine on August 20, 1955 by a special act of the Maine legislature. We redomesticated under the laws of Michigan on December 30, 1992. We are authorized to transact life insurance and annuity business in all states (except New York), the District of Columbia, Guam, Puerto Rico and the Virgin Islands. Our principal office is located at 601 Congress Street, Boston, Massachusetts 02210-2805. We also have an Annuities Service Center at 164 Corporate Drive, Portsmouth, New Hampshire 03801-6815.



Our ultimate parent is Manulife Financial Corporation, a publicly traded company, based in Toronto, Canada. Manulife Financial Corporation is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial. The Company changed its name to John Hancock Life Insurance Company (U.S.A.) on January 1, 2005 following Manulife Financial Corporation's acquisition of John Hancock Financial Services, Inc.



The Company incurs obligations under the Contract to guarantee amounts in addition to your Contract Value, and investors must depend on the financial strength of the Company for satisfaction of the Company's obligations such as the death benefit and fixed annuity options. You should be aware that, unlike the Separate Accounts, the Company's general account is not segregated or insulated from the claims of the Company's creditors. The general account consists of securities and other investments that may decline in value during periods of adverse market conditions. The Company's financial statements contained in the SAI include a further discussion of risks inherent within the Company's general account investments.


THE SEPARATE ACCOUNTS


Effective December 31, 2009, we entered into a merger agreement with John Hancock Life Insurance Company ("JHLICO") and John Hancock Variable Life Insurance Company ("JHVLICO") and assumed legal ownership of all of the assets of JHLICO and JHVLICO, including those assets related to the separate account that currently funds your Contract: John Hancock Life Insurance Company (U.S.A.) Separate Account W (formerly John Hancock Variable Annuity Account U), John Hancock Life Insurance Company (U.S.A.) Separate Account R (formerly John Hancock Variable Annuity Account I) or John Hancock Life Insurance Company (U.S.A.) Separate Account X (formerly John Hancock Variable Annuity Account V). Effective at the time of the merger, we became the depositor of John Hancock Life Insurance Company (U.S.A.) Separate Account W, John Hancock Life Insurance Company (U.S.A.) Separate Account R and John Hancock Life Insurance Company (U.S.A.) Separate Account X.


Except for the succession of John Hancock USA as the depositor for the Separate Accounts and to the liabilities and obligations arising under the Contracts, the merger did not affect the Separate Accounts or any provisions of, any rights and obligations under, or any of your allocations among investment options under, the Contracts. We will continue to administer and service inforce contracts of JHLICO and JHVLICO in all jurisdictions where issued and will assume the direct responsibility for the payment of all claims and benefits and other obligations under these contracts.


You do not invest directly in the Portfolios made available under the Contracts. When you direct or transfer money to a Variable Investment Option, we will purchase shares of a corresponding Portfolio through one of the following Separate Accounts, depending on the Contract you purchased: John Hancock Life Insurance Company (U.S.A.) Separate Account W, John Hancock Life Insurance Company (U.S.A.) Separate Account R, or John Hancock Life Insurance Company (U.S.A.) Separate Account X. Please refer to your Contract. We hold the Portfolio's shares in a "Subaccount" (usually with a name similar to that of the corresponding Portfolio).



The Company established John Hancock Life Insurance Company (U.S.A.) Separate Accounts under Massachusetts law. Each Separate Account's assets, including the Portfolios' shares, belong to John Hancock USA. Each Contract provides that amounts held in its Separate Account pursuant to the Contract cannot be reached by any other persons who may have claims against the Company.


The income, gains and losses, whether or not realized, from assets of each Separate Account are credited to or charged against that Separate Account without regard to our other income, gains, or losses. Nevertheless, all obligations arising under the Contracts are general corporate obligations of the Company. Assets of our Separate Accounts may not be charged with liabilities arising out of any of our other business.


We reserve the right, subject to compliance with applicable law, to add other Subaccounts, eliminate existing Subaccounts, combine Subaccounts or transfer assets in one Subaccount to another Subaccount that we, or an affiliated company, may establish. We will not eliminate existing Subaccounts or combine Subaccounts without the prior approval of the appropriate state and/or federal regulatory authorities.

We registered the Separate Accounts with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act") as a unit investment trust. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Separate Account. If we determine that it would be in the best interests of persons having voting rights under the Contracts, the Separate Account may be operated as a management investment company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.


THE PORTFOLIOS


When you select a Variable Investment Option, we invest your money in a Subaccount of our Separate Account and it invests in NAV shares of a corresponding Portfolio of John Hancock Variable Insurance Trust.



THE PORTFOLIOS IN THE SEPARATE ACCOUNT ARE NOT PUBLICLY TRADED MUTUAL FUNDS. The Portfolios are only available to you as Investment Options in the Contracts or, in some cases, through other variable annuity contracts or variable life insurance policies issued by us or by other life insurance companies. In some cases, the Portfolios also may be available through participation in certain tax-qualified pension, retirement or college savings plans.


Investment Management


The Portfolios' investment advisers and managers may manage publicly traded mutual funds with similar names and investment objectives. However, the Portfolios are NOT directly related to any publicly traded mutual fund. You should not compare the performance of any Portfolio described in this Prospectus with the performance of a publicly traded mutual fund. THE PERFORMANCE OF ANY PUBLICLY TRADED MUTUAL FUND COULD DIFFER SUBSTANTIALLY FROM THAT OF ANY OF THE PORTFOLIOS HELD IN OUR SEPARATE ACCOUNT.



--------------------------------------------------------------------------------
In selecting the Portfolios that will be available as Investment Options under the Contract or its optional benefit Riders, we may establish requirements that are intended, among other things, to mitigate market price and interest rate risk for compatibility with our obligations to pay guarantees and benefits under the Contract and its optional benefit Riders. We seek to make available Investment Options that use strategies that are intended to lower potential volatility, including, but not limited to, strategies that: encourage diversification in asset classes and style; combine equity exposure with exposure to fixed income securities; and allow us to effectively and efficiently manage our exposure under the Contracts and optional benefit Riders. The requirements we impose may increase a Portfolio's transaction costs or otherwise affect both the performance and the availability of Investment Options under the Contract and optional benefit Riders.
--------------------------------------------------------------------------------



The John Hancock Variable Insurance Trust is a so-called "series" type mutual fund and is registered under the 1940 Act as an open-end management investment company. John Hancock Investment Management Services, LLC ("JHIMS LLC") provides investment advisory services to the John Hancock Variable Insurance Trust and receives investment management fees for doing so. JHIMS LLC pays a portion of its investment management fees to other firms that manage the John Hancock Variable Insurance Trust's Portfolios (i.e., subadvisers). JHIMS LLC is our affiliate and we indirectly benefit from any investment management fees JHIMS LLC retains.



The John Hancock Variable Insurance Trust has obtained an order from the SEC permitting JHIMS LLC, subject to approval by the Board of Trustees, to change a subadviser for a Portfolio or the fees paid to subadvisers and to enter into new subadvisory agreements from time to time without the expense and delay associated with obtaining shareholder approval of the change. This order does not, however, permit JHIMS LLC to appoint a subadviser that is an affiliate of JHIMS LLC or the John Hancock Variable Insurance Trust (other than by reason of serving as subadviser to a Portfolio) (an "Affiliated Subadviser") or to change a subadvisory fee of an Affiliated Subadviser without the approval of shareholders.



If shares of a Portfolio are no longer available for investment or in our judgment investment in a Portfolio becomes inappropriate, we may eliminate the shares of a Portfolio and substitute shares of another Portfolio, or of another open-end registered investment company. A substitution may be made with respect to both existing investments and the investment of future Purchase Payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).


Portfolio Expenses


The table in the Fee Tables section of the Prospectus shows the investment management fees and other operating expenses for these Portfolio shares as a percentage (rounded to two decimal places) of each Portfolio's average daily net assets for 2010, except as indicated in the footnotes appearing at the end of the table. Fees and expenses of the Portfolios are not fixed or specified under the terms of the Contracts and may vary from year to year. These fees and expenses differ for each Portfolio and reduce the investment return of each Portfolio. Therefore, they also indirectly reduce the return you will earn on any Separate Account Investment Options you select.



The Portfolios pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the Portfolios. The amount of this compensation is based on a percentage of the assets of the Portfolios attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from Portfolio to Portfolio and among classes of shares within a Portfolio. Compensation payments may be made by a Portfolio's investment adviser or its affiliates. None of these compensation payments results in any charge to you in addition to what is shown in the Total Annual Portfolio Operating Expenses table.


Fund of Funds


The John Hancock Variable Insurance Trust's Lifestyle Balanced Trust is a "fund of funds" that invests in other underlying mutual funds. Expenses for a fund of funds may be higher than those for other Portfolios because a fund of funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying portfolios in which it invests. The prospectus for the John Hancock Variable Insurance Trust's Lifestyle Balanced Trust contains a description of the underlying portfolios for that Portfolio, including expenses of the Portfolio, associated investment risks, and deductions from and expenses paid out of the assets of the Portfolio. JHIMS LLC retains QS Investors, LLC to provide direct subadvisory consulting services in its management of the Lifestyle Balanced Portfolio.



The John Hancock Variable Insurance Trust has adopted a policy to post holdings of the John Hancock Variable Insurance Trust's Lifestyle Balanced Trust in other portfolios on a website within 30 days after each calendar quarter end and within 30 days after any material changes are made to the holdings of the John Hancock Variable Insurance Trust's Lifestyle Balanced Trust. In addition, the ten largest holdings of John Hancock Variable Insurance Trust's Lifestyle Balanced Trust will be posted to the website 30 days after each calendar quarter end. Please read the SAI for additional details about information posted to the website.



Portfolio Investment Objectives and Strategies



You bear the investment risk of any Portfolio you choose as a Variable Investment Option for your Contract. The following table contains a general description of the Portfolios that we make available under the Contracts. You can find a full description of each Portfolio, including the investment objectives, policies and restrictions of, and the risks relating to, investment in the Portfolio in the prospectus for that Portfolio. YOU CAN OBTAIN A COPY OF A PORTFOLIO'S PROSPECTUS, WITHOUT CHARGE, BY CONTACTING US AT THE ANNUITIES SERVICE CENTER SHOWN ON THE FIRST PAGE OF THIS PROSPECTUS. YOU SHOULD READ THE PORTFOLIO'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.




                     JOHN HANCOCK VARIABLE INSURANCE TRUST
We show the Portfolio's manager (i.e., subadviser) in bold above the name of the Portfolio, and we list the Portfolios alphabetically by manager.



DECLARATION MANAGEMENT & RESEARCH LLC
  Total Bond Market Trust B             Seeks to track the performance of the
                                        Barclays Capital U.S. Aggregate Bond
                                        Index (which represents the U.S.
                                        investment grade bond market). To do
                                        this, the Portfolio invests at least 80% of its net assets in securities listed in the Barclays Capital U.S. Aggregate
                                        Bond Index.

DECLARATION MANAGEMENT & RESEARCH LLC AND JOHN HANCOCK ASSET MANAGEMENT A DIVISION OF MANULIFE ASSET MANAGEMENT (US) LLC (1)
  Active Bond Trust                     Seeks income and capital appreciation.
                                        To do this, the Portfolio invests at
                                        least 80% of its net assets in a
                                        diversified mix of debt securities and
                                        instruments with maturity durations of
                                        approximately 4 to 6 years.

DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC. ("DIMA")
  Real Estate Securities Trust (2)      Seeks to achieve a combination of
                                        long-term capital appreciation and
                                        current income. To do this, the
                                        Portfolio invests at least 80% of its
                                        net assets in equity securities of real
                                        estate investment trusts ("REITs") and
                                        real estate companies.

JENNISON ASSOCIATES LLC
  Capital Appreciation Trust            Seeks long-term growth of capital. To do
                                        this, the Portfolio invests at least 65% of its total assets in equity and equity-related securities of companies that exceed $1 billion in capitalization and are attractively valued and have above-average growth prospects.

                     JOHN HANCOCK VARIABLE INSURANCE TRUST
We show the Portfolio's manager (i.e., subadviser) in bold above the name of the Portfolio, and we list the Portfolios alphabetically by manager.


JOHN HANCOCK ASSET MANAGEMENT A DIVISION OF MANULIFE ASSET MANAGEMENT (US) LLC
  Optimized All Cap Trust               Seeks long-term growth of capital. To do
                                        this, the Portfolio invests at least 65% of its total assets in equity securities of large-, mid- and small-cap U.S.
                                        companies with strong industry position, leading market share, proven management or strong financials.

  Short Term Government Income Trust    Seeks a high level of current income
                                        consistent with preservation of capital.
                                        Maintaining a stable share price is a
                                        secondary goal. To do this, the
                                        Portfolio invests at least 80% of its
                                        net assets in obligations issued or
                                        guaranteed by the U.S. government or its agencies, authorities, or instrumentalities. The Portfolio's normal effective duration is no more than 3 years.

JOHN HANCOCK ASSET MANAGEMENT (NORTH AMERICA) A DIVISION OF MANULIFE ASSET MANAGEMENT (NORTH AMERICA) LIMITED
  500 Index Trust B                     Seeks to approximate the aggregate total
                                        return of a broad-based U.S. domestic
                                        equity market index. To do this, the
                                        Portfolio invests at least 80% of its
                                        net assets in the common stocks in the
                                        S&P 500(R) Index and securities that as
                                        a group will behave in a manner similar
                                        to the Index. (3)

  Money Market Trust B                  Seeks to obtain maximum current income
                                        consistent with preservation of
                                        principal and liquidity. To do this, the Portfolio invests in high quality, U.S.
                                        dollar denominated money market
                                        instruments.

                                        Note: Although the Money Market
                                        Portfolio seeks to preserve the
                                        principal value of your investment, it
                                        is possible to lose money by investing
                                        in this Investment Option. For example,
                                        the Money Market Portfolio could lose
                                        money if a security purchased by the
                                        Portfolio is downgraded, and the
                                        Portfolio must sell the security at less than the original cost of the security. Also, the returns of the Money Market Subaccount in your Contract may become extremely low or possibly negative whenever the net income earned, if any, by the underlying Money Market Portfolio is not sufficient to offset the Contract's expense deductions.

JOHN HANCOCK ASSET MANAGEMENT A DIVISION OF MANULIFE ASSET MANAGEMENT (US) LLC
AND
JOHN HANCOCK ASSET MANAGEMENT (NORTH AMERICA) A DIVISION OF MANULIFE ASSET MANAGEMENT (NORTH AMERICA) LIMITED
  Lifestyle Balanced Trust              Seeks a balance between a high level of
                                        current income and growth of capital,
                                        with a greater emphasis on growth of
                                        capital. The Portfolio is a fund of
                                        funds and invests approximately 50% of
                                        its assets in portfolios that invest
                                        primarily in equity securities, and
                                        approximately 50% in portfolios which
                                        invest primarily in fixed-income
                                        securities.

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC
  Global Bond Trust                     Seeks maximum total return, consistent
                                        with preservation of capital and prudent investment management. To do this, the Portfolio invests at least 80% of its net assets in fixed-income instruments that are economically tied to at least three countries (one of which may be the U.S.), which may be represented by futures contracts and options on such securities.

                     JOHN HANCOCK VARIABLE INSURANCE TRUST
We show the Portfolio's manager (i.e., subadviser) in bold above the name of the Portfolio, and we list the Portfolios alphabetically by manager.


SSGA FUNDS MANAGEMENT, INC.
  International Equity Index Trust B    Seeks to track the performance of a
                                        broad-based equity index of foreign
                                        companies primarily in developed
                                        countries and, to a lesser extent, in
                                        emerging markets. To do this, the
                                        Portfolio invests at least 80% of its
                                        assets in securities listed in the
                                        Morgan Stanley Capital International All
                                        Country World Excluding U.S. Index(4),
                                        or American Depository Receipts or
                                        Global Depository Receipts representing
                                        such securities.

T. ROWE PRICE ASSOCIATES, INC.
  Blue Chip Growth Trust                Seeks to provide long-term growth of
                                        capital. Current income is a secondary
                                        objective. To do this, the Portfolio
                                        invests at least 80% of its net assets
                                        in the common stocks of large and
                                        medium-sized blue chip growth companies
                                        that are well established in their
                                        industries and have the potential for
                                        above-average earnings growth.

  Equity-Income Trust                   Seeks to provide substantial dividend
                                        income and also long-term growth of
                                        capital. To do this, the Portfolio
                                        invests at least 80% of its net assets
                                        in equity securities, with at least 65%
                                        in common stocks of well-established
                                        companies paying above-average
                                        dividends.

  Mid Value Trust                       Seeks long-term capital appreciation. To
                                        do this, the Portfolio invests at least
                                        80% of its net assets in companies with
                                        market capitalizations that are within
                                        the S&P Midcap 400(R) Index(3) or the
                                        Russell Midcap(R) Value Index (5).

TEMPLETON INVESTMENT COUNSEL, LLC
  International Value Trust (6)         Seeks long-term growth of capital. To do
                                        this, the Portfolio invests at least 85% of its net assets in foreign (non-U.S.)
                                        equity securities.

WELLINGTON MANAGEMENT COMPANY, LLP
  Mid Cap Stock Trust                   Seeks long-term growth of capital. To do
                                        this, the Portfolio invests at least 80% of its net assets in equity securities of medium-sized companies with significant capital appreciation potential.

  Small Cap Growth Trust                Seeks long-term capital appreciation. To
                                        do this, the Portfolio invests at least
                                        80% of its net assets in small-cap
                                        companies that are believed to offer
                                        above-average potential for growth in
                                        revenues and earnings.

  Small Cap Value Trust                 Seeks long-term capital appreciation. To
                                        do this, the Portfolio invests at least
                                        80% of its net assets in small-cap
                                        companies that are believed to be
                                        undervalued.

WESTERN ASSET MANAGEMENT COMPANY
  High Yield Trust (7)                  Seeks to realize an above-average total
                                        return over a market cycle of three to
                                        five years, consistent with reasonable
                                        risk. To do this, the Portfolio invests
                                        at least 80% of its net assets in high
                                        yield securities, including corporate
                                        bonds, preferred stocks, U.S. government and foreign securities, mortgage-backed securities, loan assignments or participations, and convertible securities.

----------

(1) The Active Bond Trust is subadvised by Declaration Management & Research LLC and John Hancock Asset Management a division of Manulife Asset Management (US) LLC, with each subadviser subadvising approximately one half of the assets of the Portfolio. Since the Portfolio is only rebalanced periodically, the actual percentage of the Portfolio managed by each subadviser will vary.



(2) RREEF America L.L.C. provides sub-subadvisory services to DIMA in its management of the Real Estate Securities Trust.



(3) "Standard & Poor's(R)," "S&P 500(R)," and "S&P Midcap 400(R)" are trademarks of The McGraw-Hill Companies, Inc. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust. As of February 28, 2011, the market capitalizations of companies included in the S&P 500(R) Index ranged from $1.5 billion to $425.9 billion, and as of February 28, 2011, the market capitalizations of companies included in the S&P Midcap 400(R) Index ranged from $703 million to $9.9 billion.



(4) "MSCI All Country World Excluding USA IndexSM" is a service mark of Morgan Stanley Capital International Inc. and its affiliates ("MSCI"). None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by MSCI, nor does MSCI make any representation regarding the advisability of investing in the Trust. As of February 28, 2011, the market capitalization range of the Index was from $466 million to $275.1 billion.



(5) "Russell 3000(R)", "Russell 2000(R)", "Russell 1000(R)" and "Russell Midcap(R) Value" are trademarks of Frank Russell Company. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by the Frank Russell Company, nor does Frank Russell Company make any representation regarding the advisability of investing in the Trust. As of February 28, 2011, the market capitalizations of companies included in the Russell 3000(R) Index ranged from $5 million to $425.9 billion, Russell 2000(R) Index ranged from $5 million to $6.2 billion, as of February 28, 2011, the market capitalizations of companies included in the Russell 1000(R) Value Index ranged from $221 million to $425.9 billion, and as of February 28, 2011, the market capitalizations of companies included in the Russell Midcap(R)Value Index ranged from $310 million to $19.0 billion.



(6) The International Value Trust is sub-subadvised by Templeton Global Advisors Limited under an agreement with Templeton Investment Counsel, LLC.



(7) High Yield Trust is sub-subadvised by Western Asset Management Company Limited.

               VI. Information About the Fixed Investment Option

IN GENERAL

All of John Hancock USA's general assets support its obligations under the Fixed Investment Option (as well as all of its other obligations and liabilities). We invest the assets of the Fixed Investment Option in our General Account. You have no interest in or preferential claim on any of the assets held in our General Account. The investments we purchase with amounts you allocate to the Fixed Investment Option belong to us and we bear all the investment risk on that money as long as it is in this option. You will earn interest at the applicable ownership rate of return even if we experience an investment loss on the assets allocated to this option; any favorable investment performance on these assets, however, belongs to us.

Because of exemptive and exclusionary provisions, interests in the Fixed Investment Option have not been registered under the Securities Act of 1933. We have been advised that the SEC staff has not reviewed the disclosure in this Prospectus relating to the Fixed Investment Option. Disclosure regarding the Fixed Investment Option is, however, subject to certain generally-applicable provisions of the federal securities laws relating to accuracy and completeness of statements made in prospectuses.

HOW THE FIXED INVESTMENT OPTION WORKS

Each Purchase Payment you allocate to the Fixed Investment Option will earn interest (calculated on a compounded basis) at our declared rate in effect at the time of the deposit into the Fixed Investment Option. From time to time, we declare new rates, subject to a 3% minimum. For purposes of crediting interest, transfers from a Variable Investment Option will be treated as a Purchase Payment.

Under current practice, we credit interest to amounts allocated to the Fixed Investment Option based on the size of the initial Purchase Payment. We credit a higher rate for initial Purchase Payments of $10,000 or more. The rate of interest credited on each amount varies based upon when that amount was allocated to the Fixed Investment Option.

                          VII. The Accumulation Period

YOUR VALUE IN OUR VARIABLE INVESTMENT OPTIONS

Each Purchase Payment or transfer that you allocate to a Variable Investment Option purchases accumulation units of that Variable Investment Option. Similarly, each withdrawal or transfer that you take from a Variable Investment Option (as well as certain charges that may be allocated to that option) result in a cancellation of such accumulation units.

VALUATION OF ACCUMULATION UNITS

To determine the number of accumulation units that a specific transaction will purchase or cancel, we use the following formula:



                          dollar amount of transaction

                                   DIVIDED BY

               value of one accumulation unit for the applicable
                 Variable Investment Option at the time of such
                                  transaction


The value of each accumulation unit will change daily depending upon the investment performance of the Portfolio that corresponds to that Variable Investment Option and certain charges we deduct from such Investment Option (see "Variable Investment Option valuation procedures").

Therefore, at any time prior to the Maturity Date, the total value of your Contract in a Variable Investment Option can be computed according to the following formula:



                  number of accumulation units in the Variable
                               Investment Options

                                 MULTIPLIED BY

               value of one accumulation unit for the applicable
                    Variable Investment Option at that time


VARIABLE INVESTMENT OPTION VALUATION PROCEDURES

We compute the net investment return and accumulation unit values for each Variable Investment Option as of the end of each Business Day. A Business Day is any date on which the New York Stock Exchange is open for daytime trading. Each Business Day ends at the close of daytime trading for the day on that exchange (usually 4:00 p.m. Eastern Time). On any date other than a Business Day, the accumulation unit value will be the same as the value at the close of the next following Business Day.

YOUR VALUE IN THE FIXED INVESTMENT OPTION

On any date, the total value of your Contract in the Fixed Investment Option equals:

     - the amount of Purchase Payments or transferred amounts allocated to the Fixed Investment Option; MINUS

     - the amount of any withdrawals or transfers paid out of the Fixed Investment Option; PLUS

     - interest compounded daily on any amounts in the Fixed Investment Option at the effective annual rate of interest we have declared; MINUS

     - the amount of any charges and fees deducted from the Fixed Investment Option.

                            VIII. The Annuity Period

MATURITY DATE

Your Contract specifies the Maturity Date, when payments from one of our Annuity Options are scheduled to begin. You initially choose a Maturity Date when you complete your application for a Contract. Unless we otherwise permit, the Maturity Date must be:

     - at least 6 months after the date the first Purchase Payment is applied to your Contract; and

     -    no later than the maximum age specified in your Contract.

Subject always to these requirements, you may subsequently change the Maturity Date. Maturity Dates which occur when the Annuitant is at an advanced age, e.g., past age 90, may have adverse income tax consequences. Also, if you are selecting or changing your Maturity Date for a Contract issued under a Qualified Plan, special limits apply (see "IX. Federal Tax Matters"). The Annuities Service Center must receive your new selection at least 31 days prior to the new Maturity Date. In the case of Independence Variable Annuity Contracts, if you purchased your Contract in Washington, you cannot change the Maturity Date.

NOTICE OF MATURITY DATE. Under our current administrative procedures, we will send you one or more notices at least 30 days before your scheduled Maturity Date and request that you verify information we currently have on file. We may delay the start of annuity payments if you fail to verify this information.

CHOOSING FIXED OR VARIABLE ANNUITY PAYMENTS

During the annuity period, the total value of your Contract must be allocated to no more than four Investment Options. During the annuity period, we offer annuity payments on a fixed basis as one Investment Option, and annuity payments on a variable basis for EACH Variable Investment Option.

We will generally apply (1) amounts allocated to the Fixed Investment Option as of the Maturity Date to provide annuity payments on a fixed basis and (2) amounts allocated to Variable Investment Options to provide annuity payments on a variable basis. If you are using more than four Investment Options on the Maturity Date, we will divide your Contract's value pro rata among the four Investment Options with the largest values, based on the amount of the total value of your Contract that you have in each.

Once annuity payments commence, you may not make transfers from fixed to variable or from variable to fixed.

SELECTING AN ANNUITY OPTION

Each Contract provides, at the time of its issuance, for annuity payments to commence on the Maturity Date pursuant to Option A: "Life Annuity with Payments for a Guaranteed Period" for the 10 year period (discussed under "Annuity Options").

Prior to the Maturity Date, you may select a different Annuity Option. However, if the total value of your Contract on the Maturity Date is less than $5,000, Option A - "Life Annuity with Payments for a Guaranteed Period" for the 10 year period will apply, regardless of any other election that you have made. You may not change the form of Annuity Option once payments commence.

If the initial monthly payment under an Annuity Option would be less than $50, we may make a single sum payment equal to the total Surrender Value of your Contract on the date the initial payment would be payable. Such single payment would replace all other benefits. Alternatively, if you agree, we will make payments at quarterly, semi-annual, or annual intervals in place of monthly payments.

Subject to that $50 minimum limitation, your Beneficiary may elect an Annuity Option if


     -    you have not made an election prior to the Annuitant's death;


     - the Beneficiary is entitled to payment of a death benefit of at least $5,000 in a single sum; and

     - the Beneficiary notifies us of the election prior to the date the proceeds become payable.

If permitted by your Contract, you may also elect to have the Surrender Value of your Contract applied to an Annuity Option at the time of full surrender if your Contract has been outstanding for at least 6 months. If the total value of your Contract, at death or surrender, is less than $5,000, no Annuity Option will be available.

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VARIABLE MONTHLY ANNUITY PAYMENTS

During the Annuity Period, the Contract Value must be allocated to no more than four Investment Options. During the Annuity Period, we offer annuity payments on a variable basis for each Variable Investment Option. If you are using more than four Investment Options on the Maturity Date, under a deferred Contract, we will divide your Contract Value (after deducting any premium tax charge that was not deducted from Purchase Payments) among the four Investment Options with the largest values, pro rata based on the amount of the Contract Value that you have in each.

We determine the amount of the first variable monthly payment under any Variable Investment Option by using the applicable annuity purchase rate for the Annuity Option under which the payment will be made. The Contract sets forth these annuity purchase rates. In most cases they vary by the age and gender of the Annuitant or other payee.

The amount of each subsequent Variable Annuity payment under that Variable Investment Option depends upon the investment performance of that Variable Investment Option.

Here's how it works:


     - We calculate the actual net investment return of the Variable Investment Option (after deducting all charges) during the period between the dates for determining the current and immediately previous monthly payments;

     - If that actual net investment return exceeds the "assumed investment rate" (explained below), the current monthly payment will be larger than the previous one;

     - If the actual net investment return is less than the assumed investment rate, the current monthly payment will be smaller than the previous one.


VARIABLE INVESTMENT OPTION VALUATION PROCEDURES

We compute the net investment return and Annuity Unit values for each Variable Investment Option as of the end of each Business Day. A Business Day is any date on which the New York Stock Exchange is open for daytime trading. Each Business Day ends at the close of daytime trading for the day on that exchange (usually 4:00 p.m. Eastern Time). On any date other than a Business Day, the Annuity Unit value will be the same as the value at the close of the next following Business Day.

ASSUMED INVESTMENT RATE

The assumed investment rate for any variable portion of your annuity payments will be 3 1/2% per year, except as follows.

You may elect an assumed investment rate of 5% or 6%, provided such a rate is available in your state. If you elect a higher assumed investment rate, your initial Variable Annuity payment will also be higher. Eventually, however, the monthly Variable Annuity payments may be smaller than if you had elected a lower assumed investment rate.

FIXED MONTHLY ANNUITY PAYMENTS

The dollar amount of each fixed monthly annuity payment is specified during the entire period of annuity payments, according to the provisions of the Annuity Option selected. To determine such dollar amount we first, in accordance with the procedures described above, calculate the amount to be applied to the Fixed Annuity Option as of the Maturity Date. We then subtract any applicable premium tax charge and divide the difference by $1,000. We then multiply the result by the greater of:

     - the applicable Fixed Annuity purchase rate shown in the appropriate table in the Contract; or

     - the rate we currently offer at the time of annuitization. (This current rate may be based on the sex of the Annuitant, unless prohibited by law.)

ANNUITY OPTIONS

Here are some of the Annuity Options that are available, subject to the terms and conditions described above. We reserve the right to make available optional methods of payment in addition to those Annuity Options listed here and in your Contract.

Two basic Annuity Options are available:

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OPTION A - LIFE ANNUITY WITH PAYMENTS FOR A GUARANTEED PERIOD.  We will make monthly payments for a guaranteed period of 5, 10, or 20 years, as selected by you or your Beneficiary, and after such period for as long as the payee lives. If the payee dies prior to the end of such guaranteed period, we will continue payments for the remainder of the Fixed Investment Option to a contingent payee, subject to the terms of any supplemental agreement issued.


Federal income tax requirements currently applicable to Contracts used with Qualified Plans provide that the period of years guaranteed under Option A cannot be any greater than the joint life expectancies of the payee and his or her designated Beneficiary.


OPTION B - LIFE ANNUITY WITHOUT FURTHER PAYMENT ON DEATH OF PAYEE. We will make monthly payments to the payee as long as he or she lives. We guarantee no minimum number of payments.

For Independence Preferred Variable Annuity and Independence 2000 Variable Annuity Contracts:

If the payee is more than 85 years old on the Maturity Date, the following two options are not available:

     - Option A: "Life Annuity with Payments for a Guaranteed Period" for the 5 year period; and

     -    Option B: "Life Annuity without Further Payment on the Death of
          Payee."

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                            IX. Federal Tax Matters

INTRODUCTION

The following discussion of the federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of an annuity contract is unclear in certain circumstances, and you should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, Treasury Department regulations, and Internal Revenue Service ("IRS") rulings and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department and judicial decisions.

This discussion does not address state or local tax consequences associated with the purchase of a Contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

OUR TAX STATUS

We are taxed as a life insurance company. Under current tax law rules, we include the investment income (exclusive of capital gains) of a Separate Account in our taxable income and take deductions for investment income credited to our "policyholder reserves." We are also required to capitalize and amortize certain costs instead of deducting those costs when they are incurred. We do not currently charge a Separate Account for any resulting income tax costs. We also claim certain tax credits or deductions relating to foreign taxes paid and dividends received by the Portfolios. These benefits can be material. We do not pass these benefits through to a Separate Account, principally because: (i) the deductions and credits are allowed to the Company and not the Contract owners under applicable tax law; and (ii) the deductions and credits do not represent investment return on Separate Account assets that is passed through to Contract owners.

The Contracts permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the Contracts or a Separate Account. Currently, we do not anticipate making a charge for such taxes. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future. (Please note that this discussion applies to federal income tax but not to any state or local taxes.)

CHARITABLE REMAINDER TRUSTS


This federal tax discussion does not address tax consequences of a Contract used in a charitable remainder trust. The tax consequences of charitable remainder trusts may vary depending on the particular facts and circumstances of each individual case. Additionally, the tax rules governing charitable remainder trusts, or the taxation of a Contract used with a charitable remainder trust, may be subject to change by legislation, regulatory changes, judicial decrees or other means. You should consult competent legal or tax counsel regarding the tax treatment of a charitable remainder trust before purchasing a Contract for use within it.


NONQUALIFIED CONTRACTS

(Contracts Not Purchased to Fund an Individual Retirement Account or Other Qualified Plan)

Aggregation of Contracts


In certain circumstances, the IRS may determine the portion of an annuity payment or a withdrawal from a contract that is includible in income by combining some or all of the annuity contracts owned by an individual which are not issued in connection with a Qualified Plan.


For example, if you purchase two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract for purposes of determining whether any payment not received as an annuity (including withdrawals prior to the Maturity Date) is includible in income. Thus, if during a calendar year you buy two or more of the Contracts offered by this Prospectus (which might be done, for example, in order to purchase different guarantees and/or benefits under different contracts), all of such Contracts would be treated as one Contract in determining whether withdrawals from any of such Contracts are includible in income. The IRS may also require aggregation in other circumstances and you should consult a qualified tax advisor if you own or intend to purchase more than one annuity contract.


The effects of such aggregation are not always clear and depend on the circumstances. However, aggregation could affect the amount of a withdrawal that is taxable and the amount that might be subject to the 10% penalty tax described below. For purposes of determining the amount of taxable income resulting from a single sum payment or a withdrawal, all Nonqualified annuity contracts issued by us or our affiliates to the Owner within the same calendar year will be treated as if they were a single contract.


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Exchanges of Annuity Contracts


We may issue the Contract in exchange for all or part of another annuity contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the Contract immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any Additional Purchase Payment made as part of the exchange. Your Contract Value immediately after the exchange may or may not exceed your investment in the Contract. Any excess may be includible in income should amounts subsequently be withdrawn or distributed from the Contract (e.g., as a partial surrender, full surrender, annuity payment, or death benefit).



If you exchange part of an existing contract for the Contract, and within 12 months of the exchange you receive a payment (e.g., you make a withdrawal) from either contract, the exchange may not be treated as a tax-free exchange. Rather, the exchange may be treated as if you had made a partial surrender from the existing contract and then purchased the Contract. In these circumstances, some or all of the amount exchanged into the Contract could be includible in your income and subject to a 10% penalty tax. There are various circumstances in which a partial exchange followed by receipt of a payment within 12 months of the exchange is unlikely to affect the tax free treatment of the exchange. You should consult with your own qualified tax advisor in connection with an exchange of all or part of an annuity contract for the Contract, especially if you make a withdrawal from either contract within 12 months after the exchange.


Loss of Interest Deduction Where Contracts are Held by or for the Benefit of Certain Non-Natural Persons

In the case of Contracts issued after June 8, 1997 to a non-natural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, a portion of otherwise deductible interest may not be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the Contract. However, this interest deduction disallowance does not affect Contracts where the income on such Contracts is treated as ordinary income that is received or accrued by the Owner during the taxable year. Entities that are considering purchasing the Contract, or entities that will be beneficiaries under the Contract, should consult a qualified tax advisor.

Undistributed Gains


Except where the Owner is not an individual, we expect our Contracts to be considered annuity contracts under section 72 of the Code. This means that, ordinarily, you pay no federal income tax on any gains in your Contract until we actually make a distribution to you or you assign or pledge an interest in your Contract.


However, a Contract held by an Owner other than a natural person (for example, a corporation, partnership, limited liability company, trust, or other such entity) does not generally qualify as an annuity contract for tax purposes. Any increase in value therefore would constitute ordinary taxable income to such an Owner in the year earned. Notwithstanding this general rule, a Contract will ordinarily be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the Contract as an agent for a natural person.

Taxation of Annuity Payments

When we make payments under a Contract in the form of an annuity, normally a portion of each annuity payment is taxable as ordinary income. The taxable portion of an annuity payment is equal to the excess of the payment over the exclusion amount.


In the case of variable annuity payments, the exclusion amount is the investment in the Contract when payments begin to be made divided by the number of payments expected to be made (taking into account the Annuitant's life expectancy and the form of annuity benefit selected). In the case of Fixed Annuity payments, the exclusion amount is based on the investment in the Contract and the total expected value of Fixed Annuity payments for the term of the Contract (determined under Treasury Department regulations). In general, your investment in the Contract equals the aggregate amount of premium payments you have made over the life of the Contract, reduced by any amounts previously distributed from the Contract that were not subject to tax. (A simplified method of determining the taxable portion of annuity benefit payments applies to Contracts issued in connection with certain Qualified Plans other than IRAs.)



Once you have recovered your total investment in the Contract tax free, further annuity payments will be fully taxable. If annuity payments cease because the Annuitant dies before all of the investment in the Contract is recovered, the unrecovered amount generally will be allowed as a deduction on the Annuitant's last tax return or, if there is a beneficiary entitled to receive further payments, will be distributed to the Beneficiary as described more fully below under "Taxation of Death Benefit Proceeds."


Surrenders, Withdrawals and Death Benefits

When we make a single sum payment consisting of the entire value of your Contract, you have ordinary taxable income to the extent the payment exceeds your investment in the Contract (discussed above). Such a single sum payment can occur, for example, if you surrender your Contract before the Maturity Date or if no extended payment option is selected for a death benefit payment.


When you take a withdrawal from a Contract before the Maturity Date, including a payment under a systematic withdrawal plan or guaranteed minimum withdrawal benefit, all or part of the payment may constitute taxable ordinary income to you. If, on the date of withdrawal, the total value of your Contract exceeds the investment in the Contract, the excess will be considered gain and the withdrawal will be taxable as ordinary income up to the amount of such gain. Taxable withdrawals may also be subject to a penalty tax for premature withdrawals as explained below. When there is no gain included in the Contract's value and only the investment in the Contract remains, any subsequent withdrawal made before the Maturity Date will be a tax-free return of investment, until you have recovered your entire investment in the Contract. If you assign or pledge any part of your Contract's value, the value so pledged or assigned is taxed the same way as if it were a withdrawal.



There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to each other. A qualified tax advisor should be consulted in those situations.


Taxation of Death Benefit Proceeds

All or part of any death benefit proceeds may constitute a taxable payout of earnings. A death benefit payment generally results in taxable ordinary income to the extent there is gain in the Contract.

Amounts may be distributed from a Contract because of the death of an Owner or the Annuitant. During the Accumulation Period, death benefit proceeds are includible in income as follows:

     - if distributed in a single sum payment under our current administrative procedures, they are taxed in the same manner as a full withdrawal, as described above; or

     - if distributed under an Annuity Option, they are taxed in the same manner as annuity payments, as described above; or

     - if distributed as a series of withdrawals over the Beneficiary's life expectancy, they are taxable to the extent there is gain in the Contract.

After a Contract matures and annuity payments begin, if the Contract guarantees payments for a stated period and the Owner dies before the end of that period, payments made to the Beneficiary for the remainder of that period are includible in the Beneficiary's income as follows:

     - if received in a single sum under our current administrative procedures, they are includible in income to the extent that they exceed the unrecovered investment in the Contract at that time; or


     - if distributed in accordance with an existing Annuity Option other than the Period Certain Only Annuity Option, they are fully excludible from income until the remaining investment in the Contract has been recovered, and all annuity benefit payments thereafter are fully includible in income; or



     - if distributed in accordance with an existing Period Certain Only Annuity Option, the payments are taxed the same as the annuity payments made before death. A portion of each annuity payment is includible in income and the remainder is excluded from income as a return of the investment in the Contract.


Penalty Tax on Premature Distributions


There is a 10% penalty tax on the taxable portion of any payment from a Nonqualified Contract. Exceptions to this penalty tax include distributions:


     - received on or after the date on which the Contract Owner reaches age 59 1/2;

     - attributable to the Contract Owner becoming disabled (as defined in the tax law);


     - made to a Beneficiary on or after the death of the Contract Owner or, if the Contract Owner is not an individual, on or after the death of an Annuitant;


     - made as a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and designated individual Beneficiary;

     -    made under a single-premium immediate annuity contract; or


     - made with respect to certain annuities issued in connection with structured settlement agreements.




Note that when a series of substantially equal periodic payments (Life Expectancy Distribution) is used to avoid the penalty, if the Contract Owner then modifies the payment pattern (other than by reason of death or disability) before the LATER of the Contract Owner's attaining age 59 1/2 and the passage of five years after the date of the first payment, such modification may cause retroactive imposition of the penalty plus interest on it.


Diversification Requirements

Your Contract will not qualify for the tax benefits of an annuity contract unless the Separate Account follows certain rules requiring diversification of investments underlying the Contract. In addition, the rules require that the Contract Owner not have "investment control" over the underlying assets.


In certain circumstances, the owner of a variable annuity contract may be considered the owner, for federal income tax purposes, of the assets of the separate account used to support the contract. In those circumstances, income and gains from the separate account assets would be includible in the Contract Owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. A Treasury Decision issued in 1986 stated that guidance would be


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

issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular subaccounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no comprehensive guidance on this point has been issued. In Rev. Rul. 2003-91, however, the IRS ruled that a contract holder would not be treated as the owner of assets underlying a variable annuity contract despite the owner's ability to allocate funds among as many as twenty subaccounts.

The ownership rights under your Contract are similar to, but different in certain respects from, those described in IRS rulings in which it was determined that contract owners were not owners of separate account assets. Since you have greater flexibility in allocating premiums and Contract Values than was the case in those rulings, it is possible that you would be treated as the owner of your Contract's proportionate share of the assets of the Separate Account.

We do not know what future Treasury Department regulations or other guidance may require. We cannot guarantee that an underlying Portfolio will be able to operate as currently described in its prospectus, or that a Portfolio will not have to change any of its investment objectives or policies. We have reserved the right to modify your Contract if we believe doing so will prevent you from being considered the owner of your Contract's proportionate share of the assets of the Separate Account, but we are under no obligation to do so.

Health Care and Education Reconciliation Act of 2010

On March 30, 2010, President Barack Obama signed the Health Care and Education Reconciliation Act of 2010 (the "Act") into law. The Act contains provisions for a new Medicare tax to be imposed at a maximum rate of 3.8% in taxable years beginning in 2013. The tax will be imposed on an amount equal to the lesser of
(a) "net investment income" or (b) the excess of the taxpayer's modified adjusted gross income over a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 for everyone else). "Net investment income," for these purposes, includes the excess (if any) of gross income from annuities, interest, dividends, royalties and rents, and certain net gain, over allowable deductions, as such terms are defined in the Act or as may be defined in future Treasury Regulations or IRS guidance. The term "net investment income" does not include any distribution from a plan or arrangement described in Code section 401(a), 403(a), 403(b), 408 (i.e., IRAs), 408A (i.e., Roth IRAs) or 457(b).

You should consult a qualified tax advisor for further information about the impact of the Act on your individual circumstances.

Puerto Rico Nonqualified Contracts

IF YOU ARE A RESIDENT OF PUERTO RICO, YOU SHOULD CONSULT A QUALIFIED TAX ADVISER. Distributions from Puerto Rico annuity contracts issued by us are subject to federal income taxation, withholding and reporting requirements as well as Puerto Rico tax laws. Both jurisdictions impose a tax on distributions. Under federal requirements, distributions are deemed to be income first. Under the Puerto Rico tax laws, however, distributions from a Contract not purchased to fund a Qualified Plan ("Nonqualified Contract") are generally treated as a nontaxable return of principal until the principal is fully recovered. Thereafter, all distributions under a Nonqualified Contact are fully taxable. Puerto Rico does not currently impose an early withdrawal penalty tax. The Code, however, does impose such a penalty and bases it on the amount that is taxable under federal rules.


Distributions under a Nonqualified Contract after annuitization are treated as part taxable income and part nontaxable return of principal. After annuitization, the annual amount excluded from gross income under Puerto Rico tax law is equal to the amount of the distribution in excess of 3% of the total Purchase Payments paid, until an amount equal to the total Purchase Payments paid has been excluded. Thereafter, the entire distribution from a Nonqualified Contract is included in gross income. For federal income tax purposes, however, the portion of each annuity payment that is subject to tax is computed on the basis of investment in the Contract and the Annuitant's life expectancy. Generally Puerto Rico does not require income tax to be withheld from distributions of income from annuity contracts. Although Puerto Rico allows a credit against its income tax for taxes paid to the federal government, you may not be able to use the credit fully.


QUALIFIED CONTRACTS

(Contracts Purchased to Fund an Individual Retirement Account or Other Qualified
Plan)


The Contracts are also available for use in connection with certain types of retirement plans that receive favorable treatment under the Code ("Qualified Plans"). Numerous special tax rules apply to the participants in Qualified Plans and to the Contracts used in connection with these plans. We provide a brief description of types of Qualified Plans in Appendix B of this Prospectus and in the SAI, but make no attempt to provide more than general information about use of the Contracts with the various types of Qualified Plans in this Prospectus. We may limit the availability of the Contracts to certain types of Qualified Plans and may discontinue making Contracts available to any Qualified Plan in the future. If you intend to use a Contract in connection with a Qualified Plan you should consult a qualified tax advisor.


We have no responsibility for determining whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular employee is eligible for inclusion under a plan. In general, the Code

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imposes limitations on the amount of annual compensation that can be contributed into a Qualified Plan and contains rules to limit the amount you can contribute to all of your Qualified Plans. Trustees and administrators of Qualified Plans may, however, generally invest and reinvest existing plan assets without regard to such Code imposed limitations on contributions. Certain distributions from Qualified Plans may be transferred directly to another plan, unless funds are added from other sources, without regard to such limitations.


The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity benefit payments under certain Qualified Contracts, there may be no "investment in the Contract" and the total amount received may be taxable. Also, loans from Qualified Contracts intended for use under retirement plans qualified under section 403(b) of the Code, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax adviser and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution are limited under Qualified Plans. Under the tax rules, the Owner and the Annuitant may not be different individuals if a Contract is used in connection with a Qualified Plan. If a co-Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a co-Annuitant is named who is not the Annuitant's spouse, the Annuity Options which are available may be limited, depending on the difference in ages between the Annuitant and co-Annuitant. Additionally, for Contracts issued in connection with Qualified Plans subject to the Employee Retirement Income Security Act of 1974 (ERISA), the spouse or ex-spouse of the Owner will have rights in the Contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change Annuity Options or make a withdrawal from the Contract.


Required Minimum Distributions


Treasury Department regulations prescribe required minimum distribution ("RMD") rules governing the time at which distributions to the Owner and beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. They also affect the restrictions that the Owner may impose on the timing and manner of payment of death benefits to beneficiaries or the period of time over which a Beneficiary may extend payment of the death benefits under the Contract. In addition, the presence of the death benefit or a benefit provided under an optional rider may affect the amount of the required minimum distributions that must be made under the Contract. Failure to comply with RMD requirements will result in the imposition of an excise tax, generally 50% of the amount by which the amount required to be distributed exceeds the actual distribution. In the case of IRAs (other than Roth IRAs), distributions of minimum amounts (as specified in the tax law) to the Owner must generally commence by April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. In the case of certain other Qualified Plans, such distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. Distributions made under certain Qualified Plans, including IRAs and Roth IRAs, after the Owner's death must also comply with RMD requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated Beneficiary is an individual and, if so, the Owner's spouse, or an individual other than the Owner's spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated beneficiaries or if your Beneficiary wishes to extend over a period of time the payment of the death benefits under your Contract, please consult your own qualified tax advisor.


Penalty Tax on Premature Distributions


There is also a 10% penalty tax on the taxable amount of any payment from certain Qualified Contracts (but not section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a SIMPLE retirement account during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of Qualified Plan. In the case of an Individual Retirement Annuity or an IRA, including a SIMPLE IRA, the penalty tax does not apply to a payment:


     - received on or after the date on which the Contract Owner reaches age 59 1/2;

     - received on or after the Owner's death or because of the Owner's disability (as defined in the tax law); or

     - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and "designated beneficiary" (as defined in the tax law).


Note that when a series of substantially equal periodic payments is used to avoid the penalty, if the Contract Owner then modifies the payment pattern (other than by reason of death or disability) before the LATER of the Contract Owner's attaining age 59 1/2 or the passage of five years after the date of the first payment, such modification may cause retroactive imposition of the penalty plus interest on it.



These exceptions generally apply to taxable distributions from other Qualified Plans (although, in the case of plans qualified under sections 401 and 403 of the Code, the exception for substantially equal periodic payments applies only if the Owner has had a severance from employment). In addition, the penalty tax does not apply to certain distributions from IRAs that are used for first time home purchases or for higher education expenses, or for distributions made to certain eligible individuals called to active duty after September 11, 2001. Special conditions must be met to qualify for these three exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your own qualified tax advisor.

When we issue a Contract in connection with a Qualified Plan, we will amend the Contract as necessary to conform to the requirements of the plan. However, your rights to any benefits under the plan may be subject to the terms and conditions of the plan itself, regardless of the terms and conditions of the Contracts. We will not be bound by terms and conditions of Qualified Plans to the extent those terms and conditions contradict a Contract, unless we consent.


Rollovers and Transfers

If permitted under your plan, you may make a distribution:

     - from a traditional IRA and make a "tax-free rollover" to another traditional IRA;


     - from a traditional IRA and make a "tax-free rollover" to a retirement plan qualified under section 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in section 457(b) of the Code;



     - from any Qualified Plan (other than a section 457 deferred compensation plan maintained by a tax-exempt organization) and make a "tax-free rollover" to a traditional IRA; or



     - from a retirement plan qualified under section 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in section 457(b) of the Code and make a "tax-free rollover" to any such plans.



In addition, if your spouse survives you, he or she is permitted to take a distribution from your tax-qualified retirement account and make a "tax-free rollover" to another tax-qualified retirement account in which your surviving spouse participates, to the extent permitted by your surviving spouse's plan. A beneficiary who is not your surviving spouse may, if permitted by the plan, make a direct transfer to a traditional IRA of the amount otherwise distributable to him or her upon your death under a Contract that is held as part of a retirement plan described in section 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in section 457(b) of the Code. The IRA is treated as an inherited IRA of the non-spouse beneficiary. A beneficiary who is not your spouse may also make a direct transfer to an inherited IRA of the amount otherwise distributable to him or her under a Contract which is a traditional IRA.



You may also make a taxable rollover from a traditional IRA to a Roth IRA. In addition, distributions that you receive from a retirement plan described in section 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in section 457(b) of the Code may be rolled over directly to a Roth IRA. This type of rollover is taxable. You may make a "tax-free rollover" to a Roth IRA from a Roth IRA or from a Roth account in a retirement plan described in section 401(a) or section 403(b) of the Code or a governmental deferred compensation plan described in section 457(b) of the Code.



Although we allow a beneficiary of an IRA who is eligible to roll the IRA over to a Contract as a traditional or Roth IRA to do so, we do not allow such an IRA beneficiary to purchase any of our optional benefit Riders on that Contract.



In lieu of taking a distribution from your plan (including a section 457 deferred compensation plan maintained by a tax-exempt organization), your plan may permit you to make a direct trustee-to-trustee transfer of plan assets.


Withholding on Rollover Distributions


Eligible rollover distributions from a retirement plan that is qualified under section 401(a), 403(a), or 403(b) of the Code, or a governmental deferred compensation plan described in section 457(b) of the Code are subject to mandatory withholding. An eligible rollover distribution generally is any taxable distribution from such plans except (i) minimum distributions required under section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments," and (iii) if applicable, certain hardship withdrawals.



Federal income tax of 20% will be withheld from an eligible rollover distribution. The withholding is mandatory and you cannot elect to have it not apply. This 20% withholding will not apply, however, if instead of receiving the eligible rollover distribution, you choose to have it directly transferred to an applicable plan, a traditional IRA, or a Roth IRA.



If you take a distribution from a Qualified Contract, we may have to withhold a portion of the distribution and remit it to the IRS. The amount we may be required to withhold can be up to 20% of the taxable portion of your distribution. We treat any amount we withhold as a withdrawal from your Contract, which could result in a reduction of the guarantees and benefits that you may have purchased under your Contract.

We do not need to withhold any amounts if you provide us with information, on the forms we require for this purpose, that you wish to assign a Qualified Contract and/or transfer amounts from that Contract directly to another Qualified Plan. Similarly, if you wish to purchase a Qualified Contract, you may find it advantageous to instruct your existing retirement plan to transfer amounts directly to us in lieu of making a distribution to you. YOU SHOULD SEEK INDEPENDENT TAX ADVICE IF YOU PURCHASED A CONTRACT FOR USE WITH A QUALIFIED PLAN.

Conversions and Rollovers to Roth IRAs


You can convert a traditional IRA to a Roth IRA or directly roll over distributions that you receive from a retirement plan described in section 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in section 457(b) of the Code to a Roth IRA. The Roth IRA annual contribution limit does not apply to converted or rollover amounts.



You must, however, pay tax on any portion of the converted or rollover amount that would have been taxed if you had not converted or rolled over to a Roth IRA. No similar limitations apply to rollovers to one Roth IRA from another Roth IRA or from a Roth account in a retirement plan described in section 401(a) or section 403(b) of the Code or a governmental deferred compensation plan described in section 457(b) of the Code. Please note that the amount deemed to be the "converted amount" for tax purposes may be higher than the Contract Value because of the deemed value of guarantees.


If you convert a Contract issued as a traditional IRA (or other type of Qualified Contract, if permitted under your plan) to a Roth IRA, or instruct us to transfer a rollover amount from a Qualified Contract to a Roth IRA, you may instruct us to not withhold any of the conversion for taxes and remittance to the IRS. A direct rollover or conversion is not subject to mandatory tax withholding, even if the distribution is includible in gross income. If you do instruct us to withhold for taxes when converting an existing Contract to a Roth IRA, we will treat any amount we withhold as a withdrawal from your Contract, which could result in a reduction of the guarantees and benefits you may have purchased under your Contract.


You may find it advantageous to pay the tax due from resources other than your retirement plan assets if you wish to purchase a Contract for use as a Roth IRA through a rollover from that retirement plan. YOU SHOULD SEEK INDEPENDENT TAX ADVICE IF YOU INTEND TO USE THE CONTRACT IN CONNECTION WITH A ROTH IRA.



The adjusted gross income limit for converting traditional IRAs and other qualified retirement accounts to a Roth IRA was repealed effective January 1, 2010. Accordingly, taxpayers with more than $100,000 of adjusted gross income may now convert such assets without an early distribution penalty at the time of the conversion. However, the early distribution penalty may still apply if amounts converted to a Roth IRA are distributed within the 5-taxable year period beginning in the year the conversion is made. Generally, the amount converted to a Roth IRA is included in ordinary income for the year in which the account was converted. Given the potential for taxation of Roth IRA conversions and early distribution penalties, you should consider the resources that you have available, other than your retirement plan assets, for paying any taxes that would become due the year of any such conversion or a subsequent year. You should seek independent qualified tax advice if you intend to use the Contract in connection with a Roth IRA.


Section 403(b) Qualified Plans


Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the Purchase Payments from gross income for tax purposes. We currently are not offering this Contract for use in a retirement plan intended to qualify as a section 403(b) Qualified Plan (a "Section 403(b) Qualified Plan" or the "Plan") unless (a) we (or an affiliate of ours) previously issued annuity contracts to that retirement plan, (b) the initial purchase payment for the new Contract is sent to us directly from the Section 403(b) Qualified Plan through your employer, the Plan's administrator, the Plan's sponsor or in the form of a transfer acceptable to us, (c) we have entered into an agreement with your
Section 403(b) Qualified Plan concerning the sharing of information related to your Contract (an "Information Sharing Agreement"), and (d) unless contained in the Information Sharing Agreement, we have received a written determination by your employer, the Plan administrator or the Plan sponsor of your Section 403(b) Qualified Plan that the plan qualifies under section 403(b) of the Code and complies with applicable Treasury Department regulations (a "Certificate of Compliance") (Information Sharing Agreement and Certificate of Compliance, together, the "Required Documentation").


We may accept, reject or modify any of the terms of a proposed Information Sharing Agreement presented to us, and make no representation that we will enter into an Information Sharing Agreement with your Section 403(b) Qualified Plan.

In the event that we do not receive the Required Documentation and you nonetheless direct us to proceed with a rollover transfer of initial Purchase Payment funds, the transfer may be treated as a taxable transaction.

Loans


A loan privilege is available only to Owners of Contracts issued in connection with section 403(b) retirement arrangements that are not subject to Title 1 of the Employee Retirement Income Security Act of 1974 (ERISA). The rules governing the availability of loans, including the maximum Loan Amount, are prescribed in the Code, Treasury regulations, IRS rulings, and our procedures in effect at the time a loan is made. Because the rules governing loans under section 403(b) Contracts are complicated, you should consult your tax adviser before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.

Federal tax law generally requires loans to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of a plan participant), with repayments made at least quarterly and in level payments over the term of the loan. Interest will be charged on your Loan Amount. Failure to make a loan repayment when due will result in adverse tax income tax consequences to you.

The amount of any Unpaid Loans will be deducted from the death benefit otherwise payable under the Contract. In addition, loans, whether or not repaid, will have a permanent effect on the Contract Value because the investment results of the Investment Accounts will apply only to the unborrowed portion of the Contract Value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable.


If you are considering making a rollover transfer from a retirement plan described in section 403(b) of the Code to a traditional IRA or a Roth IRA, you should consult with a qualified tax advisor regarding possible tax consequences. If you have a loan outstanding under the section 403(b) plan, the transfer may subject you to income taxation on the amount of the loan balance.


Please see Appendix B or request a copy of the SAI from the Annuities Service Center for more detailed information regarding Section 403(b) Qualified Plans.

Puerto Rico Contracts Issued to Fund Retirement Plans


The tax laws of Puerto Rico vary significantly from the provisions of the Internal Revenue Code of the United States that are applicable to various Qualified Plans. With regard to Qualified Plans, although we may offer variable annuity contracts in Puerto Rico in connection with Puerto Rican "tax qualified" retirement plans, the text of this Prospectus addresses federal tax law only and is inapplicable to the tax laws of Puerto Rico.



Designated Roth Accounts within Qualified Plans



The Small Business Jobs Act of 2010 authorizes: (1) participants in 457(b) plans to contribute deferred amounts to designated Roth accounts within their 457(b) plan; and (2) participants in 401(k), 403(b) and certain other plans to roll over qualified distributions into a designated Roth account within their plans, if allowed by their plans. The Contract, however, was not designed to separately account for any Contract Value in a single Contract that is split between Roth and non-Roth accounts, even if your 401(k) Plan, 403(b) Plan or 457 Plan allows you to split your account. If your plan allows it, and you split your Contract Value into Roth and non-Roth accounts, you or your plan administrator (in the case of 401(k) Plans) will be responsible for the accounting of your Contract Value for tax purposes: calculating withholding, income tax reporting, and verifying Required Minimum Distribution distributions made under our Life Expectancy Distribution program. We are not responsible for the calculations of any service provider that you may use to split Contract Value between Roth and non-Roth accounts. We will deny any request that would create such a split.


SEE YOUR OWN TAX ADVISOR


The foregoing description of federal income tax topics and issues is only a brief summary and is not intended as tax advice. It does not include a discussion of federal estate and gift tax or state tax consequences. The rules under the Code governing Qualified Plans are extremely complex and often difficult to understand. Changes to the tax laws may be enforced retroactively. Anything less than full compliance with the applicable rules, all of which are subject to change from time to time, can have adverse tax consequences. The taxation of an Annuitant or other payee has become so complex and confusing that great care must be taken to avoid pitfalls. For further information you should always consult a qualified tax advisor.

                              X. Other Information

ASSIGNMENT; CHANGE OF OWNER OR BENEFICIARY

To qualify for favorable tax treatment, certain Contracts can't be sold, assigned, discounted, or pledged as collateral for a loan, as security for the performance of an obligation, or for any other purpose, unless the Owner is a trustee under section 401(a) of the Code.


Subject to these limits, while the Annuitant is alive, you may designate someone else as the Owner by written notice to the Annuities Service Center. You chose the Beneficiary in the application for the Contract. You may change the Beneficiary by written notice no later than receipt of due proof of the death of the Annuitant. Changes of Owner or Beneficiary will take effect when we receive them, whether or not you or the Annuitant is then alive. However, these changes are subject to:


     -    the rights of any assignees of record; and


     -    certain other conditions referenced in the Contract.



An assignment, pledge, or other transfer may be a taxable event. See "IX. Federal Tax Matters" above. Therefore, you should consult a competent tax adviser before taking any such action.


WHO PURCHASED A CONTRACT?

We designed these Contracts for individuals doing their own retirement planning, including purchases under plans and trusts that do not qualify for special tax treatment under the Code. We also offered the Contracts for purchase under:


     - traditional individual retirement annuity plans ("traditional IRAs") satisfying the requirements of section 408 of the Code;



     -    non-deductible IRA plans ("Roth IRAs") satisfying the requirements of section 408A of the Code;



     -    SIMPLE IRA plans adopted under section 408(p) of the Code;



     - Simplified Employee Pension plans ("SEPs") adopted under section 408(k) of the Code; and



     - annuity purchase plans adopted under section 403(b) of the Code by public school systems and certain other tax-exempt organizations.



We did not offer the Contracts to every type of Qualified Plan, and we reserved the right not to offer the Contracts for all types of Qualified Plans in the future. In certain circumstances, we may have made the Contracts available for purchase under deferred compensation plans maintained by a state or political subdivision or tax exempt organization under section 457 of the Code or by pension or profit-sharing plans qualified under section 401(a) of the Code. We provide general federal income tax information for Contracts purchased in connection with tax qualified retirement plans beginning in "IX. Federal Tax Matters."


When a Contract forms part of a Qualified Plan it becomes subject to special tax law requirements, as well as the terms of the plan documents themselves, if any. Additional requirements may apply to plans that cover a "self-employed individual" or an "owner-employee". Also, in some cases, certain requirements under "ERISA" (the Employee Retirement Income Security Act of 1974) may apply. Requirements from any of these sources may, in effect, take precedence over (and in that sense modify) the rights and privileges that an Owner otherwise would have under a Contract. Some such requirements may also apply to certain retirement plans that are not tax-qualified.

We may include certain requirements from the above sources in endorsements to the affected Contracts. In other cases, we do not. In no event, however, do we undertake to assure a Contract's compliance with all plan, tax law, and ERISA requirements applicable to a tax-qualified or non tax-qualified retirement plan. Therefore, if you use or plan to use a Contract in connection with such a plan, you must consult with competent legal and tax advisers to ensure that you know of (and comply with) all such requirements that apply in your circumstances.

To accommodate "employer-related" pension and profit-sharing plans, we provide "unisex" purchase rates. That means the annuity purchase rates are the same for males and females. Any questions you have as to whether you are participating in an "employer-related" pension or profit-sharing plan should be directed to your employer. Any question you or your employer have about unisex rates may be directed to the Annuities Service Center.

BENEFICIARY


The Beneficiary is the person, persons or entity designated in the Contract specifications page (or as subsequently changed). However, if there is a surviving Contract Owner, we will treat that person as the Beneficiary. You may change the Beneficiary subject to the rights of any irrevocable Beneficiary. You must make any change in writing and the change must be received at our Annuities Service Center. We must approve any change. If approved, we will effect such change as of the date on which it was written. We assume no liability for any payments made or actions taken before the change is approved. If no Beneficiary is living, any designate

Contingent Beneficiary will be the Beneficiary. The interest of any Beneficiary is subject to that of any assignee. If no Beneficiary or Contingent Beneficiary is living, the Beneficiary is the estate of the deceased Contract Owner. In the case of certain Qualified Contracts, Treasury Department regulations may limit designations of Beneficiaries.


SPOUSE


FEDERAL DEFINITION OF SPOUSE. Any federal tax provisions related to status as a "spouse" are governed by the federal Defense of Marriage Act ("DOMA"), which does not recognize civil unions or same-sex marriages that may be allowed under state law. Please consult your own qualified tax advisor for information on how federal tax rules may affect Contracts where civil union or same-sex marriage partners, either singularly or jointly own the Contract, or are designated Annuitant(s), Beneficiary(ies) and/or Covered Person(s).



STATE VARIATIONS. Some states require that civil union and same-sex marriage partners receive the same contractual benefits as spouses who fall within the DOMA definition. To see a table of states with such a requirement, you may request an SAI from the Annuities Service Center. You should consult with a qualified financial professional for additional information on your state's regulations regarding civil unions and same-sex marriages.


CODE SECTION 72(s)


In order for our Nonqualified Contracts (i.e., Contracts not purchased to fund an Individual Retirement Account or other Qualified Plan) to be treated as annuities under the Code, we will interpret the provisions of the Contract so as to comply with the requirements of section 72(s) of the Code, which prescribes certain required provisions governing distributions after the death of the Owner.


PERFORMANCE INFORMATION

We may advertise total return information about investments made in the Variable Investment Options. We refer to this information as "Separate Account level" performance. In our Separate Account level advertisements, we usually calculate total return for 1, 5, and 10 year periods or since the beginning of the applicable Variable Investment Option.

Total return at the Separate Account level is the percentage change between:

     - the value of a hypothetical investment in a Variable Investment Option at the beginning of the relevant period, and

     -    the value at the end of such period.


At the Separate Account level, total return reflects adjustments for any:



     -    mortality and expense risk charges,



     -    administrative charge,



     -    annual Contract fee, and



     - withdrawal charge payable if the Owner surrenders his Contract at the end of the relevant period.


Total return at the Separate Account level does not, however, reflect any premium tax charges. Total return at the Separate Account level will be lower than that at the Portfolio level where comparable charges are not deducted.


We may also advertise total return in a non-standard format in conjunction with the standard format described above. The non-standard format is generally the same as the standard format except that it will not reflect any Contract fee or withdrawal charge and it may be for additional durations.


We may advertise "current yield" and "effective yield" for investments in the Money Market Investment Option. Current yield refers to the income earned on your investment in the Money Market Investment Option over a 7-day period and then annualized. In other words, the income earned in the period is assumed to be earned every 7 days over a 52-week period and stated as a percentage of the investment.

Effective yield is calculated in a similar manner but, when annualized, the income earned by your investment is assumed to be reinvested and thus compounded over the 52-week period. Effective yield will be slightly higher than current yield because of this compounding effect of reinvestment.

Current yield and effective yield reflect all the recurring charges at the Separate Account level, but will not reflect any premium tax or any withdrawal charge.

REPORTS


At least annually, we will send you (1) a report showing the number and value of the accumulation units in your Contract and (2) the financial statements of the Portfolios.

VOTING PRIVILEGES


At meetings of the Portfolios' shareholders, we will generally vote all the shares of each Portfolio that we hold in a Separate Account in accordance with timely instructions we receive from the Owners of Contracts that participate in the corresponding Variable Investment Option.


CHANGES TO THE SEPARATE ACCOUNTS


We reserve the right, subject to applicable law, including any required shareholder approval:

     - to transfer assets from the Separate Accounts to another separate account or Investment Option by withdrawing the same percentage of each investment in the Separate Accounts with proper adjustments to avoid odd lots and fractions;



     -    to add or delete Variable Investment Options;



     -    to change the underlying investment vehicles;



     -    to operate each Separate Account in any form permitted by law; and



     - to terminate each Separate Account's registration under the 1940 Act, if such registration should no longer be legally required.



Unless otherwise required under applicable laws and regulations, notice to or approval of Owners will not be necessary for us to make such changes.

VARIATIONS IN CHARGES OR RATES FOR ELIGIBLE CLASSES

We may allow a reduction in or the elimination of any Contract charges, or an increase in a credited interest rate for a Fixed Investment Option. The affected Contracts would involve sales to groups or classes of individuals under special circumstances that we expect to result in a reduction in our expenses associated with the sale or maintenance of the Contracts, or that we expect to result in mortality or other risks that are different from those normally associated with the Contracts.

The entitlement to such variation in charges or rates will be determined by us based upon such factors as the following:

     -    the size of the initial Purchase Payment;

     -    the size of the group or class;

     - the total amount of Purchase Payments expected to be received from the group or class and the manner in which the Purchase Payments are remitted;

     - the nature of the group or class for which the Contracts are being purchased and the persistency expected from that group or class as well as the mortality or morbidity risks associated with that group or class;

     - the purpose for which the Contracts are being purchased and whether that purpose makes it likely that the costs and expenses will be reduced; or

     - the level of commissions paid to selling broker-dealers or certain financial institutions with respect to Contracts within the same group or class.


We will make any reduction in charges or increase in initial guarantee rates according to our rules in effect at the time an application for a Contract is approved. We reserve the right to change these rules from time to time. Any variation in charges, rates, or fees will reflect differences in costs and services, will apply uniformly to all prospective Contract purchasers in the group or class, and will not be unfairly discriminatory to the interests of any Owner.


DISTRIBUTION OF CONTRACTS


John Hancock Distributors, LLC ("JH Distributors"), a Delaware limited liability company and an affiliate of ours, is the principal underwriter and distributor of the Contract interests offered by this Prospectus and of other annuity and life insurance products we and our affiliates offer. JH Distributors also acts as the principal underwriter of John Hancock Variable Insurance Trust, whose securities are used to fund certain Variable Investment Options under the Contract and under other annuity and life insurance products we offer.


JH Distributors' principal address is 200 Bloor Street East, Toronto, Canada M4W 1E5. It also maintains offices with us at 601 Congress Street, Boston, Massachusetts 02210. JH Distributors is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the "1934 Act") and is a member of the Financial Industry Regulatory Authority ("FINRA").

We offered the Contract for sale through broker-dealers that entered into selling agreements for the sale of the Contracts. Broker-dealers sold the Contract through their registered representatives who have been appointed by us to act as our insurance agents. Signator Investors, Inc. ("Signator"), a subsidiary of ours, or any of its affiliates that is registered under the 1934 Act and a member of FINRA, may also have offered the Contract.

JH Distributors may pay on-going compensation to broker-dealers in connection with the sale or servicing of a Contract. In turn, the broker-dealers pay a portion of the compensation to their registered representatives, under their own arrangements. Signator compensated its registered representatives for sales of the Contracts on a commission and fee service basis. We may also reimburse Signator for direct and indirect expenses actually incurred in connection with the distribution of these Contracts.

Signator representatives may have received additional cash or non-cash incentives (including expenses for conference or seminar trips and certain gifts) in connection with the sale of Contracts issued by us. From time to time, Signator, at its expense, may also have provided significant additional amounts to broker dealers or other financial services firms which sold or arranged for the sale of the Contracts. Such compensation may have included, for example, financial assistance to financial services firms in connection with their conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the Contracts, and/or other events or activities sponsored by the financial services firms. As a consequence of such additional compensation, representatives and financial services firms, including but not limited to Signator and its representatives, may have been motivated to sell our Contracts instead of Contracts issued by other insurance companies.

We or our affiliates may provide compensation to broker-dealers for providing on-going service in relation to Contracts that have already been purchased. The amount and timing of compensation we or our affiliates may provide may vary, but total compensation paid to broker-dealers with respect to the Contracts is not expected to exceed the amount of compensation for distribution of the Contracts as described in this Prospectus.


TRANSACTION CONFIRMATIONS



We will send you confirmation statements for certain transactions in your Investment Accounts. You should carefully review these transaction confirmations to verify their accuracy. You should report any mistakes immediately to our Annuities Service Center. If you fail to notify our Annuities Service Center of any mistake within 60 days of the delivery of the transaction confirmation, we will deem you to have ratified the transaction. We encourage you to register for electronic delivery of your transaction confirmations. Please contact the John Hancock Annuities Service Center at the applicable telephone number or Internet address shown on the first page of this Prospectus for more information on electronic transactions.


STATEMENTS OF ADDITIONAL INFORMATION

Our Statements of Additional Information provide additional information about the Contracts and the Separate Accounts, including information on our history, services provided to the Separate Accounts and legal and regulatory matters. We filed the Statements of Additional Information with the SEC on the same date as this Prospectus and incorporate them herein by reference. You may obtain a copy of the current Statements of Additional Information without charge by contacting us at the Annuities Service Center shown on the first page of this Prospectus. The SEC also maintains a Web site (http://www.sec.gov) that contains the Statements of Additional Information and other information about us, the Contracts and the Separate Accounts. We list the Table of Contents of the Statements of Additional Information below.

FOR INDEPENDENCE CONTRACTS ISSUED BY JHLICO:

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT W
(FORMERLY JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U)
Statement of Additional Information
Table of Contents


                                                                                                         page of SAI
General Information and History                                                                                    1
Accumulation Unit Values                                                                                           1
Services                                                                                                           1
 Independent Registered Public Accounting Firm                                                                     1
 Principal Underwriter                                                                                             1
 Compensation                                                                                                      2
Calculation of Performance Data                                                                                    2
Money Market Variable Investment Options                                                                           2
Other Variable Investment Options                                                                                  2
Other Performance Information                                                                                      3
State Variations Regarding Recognition of Same-Sex Couples                                                         4
Qualified Plan Types                                                                                               4
 Traditional IRAs                                                                                                  4
 Roth IRAs                                                                                                         5
 Simple IRA Plans                                                                                                  5
 Simplified Employee Pensions (SEP-IRAs)                                                                           6
 Section 403(b) Qualified Plans or Tax-Sheltered Annuities                                                         6
 Restrictions Under the Texas Optional Retirement Program                                                          8
 Corporate and Self-Employed ("H.R.-10 and "Keogh") Pension and Profit-Sharing Plans                               8
 Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations                           8
 Calculation of Annuity Payments                                                                                   8
Calculation of Annuity Units                                                                                       8
Annuity Unit Values                                                                                                9
Mortality Tables                                                                                                  10
Additional Information About Determining Unit Values                                                              10
 Net Investment Rate                                                                                              10
 Adjustment of Units and Values                                                                                   10
 Hypothetical Example Illustrating the Calculation of Accumulation Unit Values and Annuity Unit Values            10
 Purchases and Redemptions of Portfolio Shares                                                                    11
The Separate Account                                                                                              11
Liability for Telephone Transfers                                                                                 11
Voting Privileges                                                                                                 11
Legal and Regulatory Matters                                                                                      12
Financial Statements                                                                                              13

FOR INDEPENDENCE 2000 OR INDEPENDENCE PREFERRED CONTRACTS ISSUED BY JHVLICO:

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT R
(FORMERLY JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I)
Statement of Additional Information
Table of Contents





                                                                                                          page of SAI
General Information and History                                                                                   1
Accumulation Unit Values                                                                                          1
Services                                                                                                          1
  Independent Registered Public Accounting Firm                                                                   1
  Principal Underwriter                                                                                           1
  Compensation                                                                                                    2
Calculation of Performance Data                                                                                   2
Money Market Variable Investment Options                                                                          2
Other Variable Investment Options                                                                                 2
Other Performance Information                                                                                     3
State Variations Regarding Recognition of Same-Sex Couples                                                        4
Qualified Plan Types                                                                                              4
  Traditional IRAs                                                                                                4
  Roth IRAs                                                                                                       5
  Simple IRA Plans                                                                                                5
  Simplified Employee Pensions (SEP-IRAs)                                                                         6
  Section 403(b) Qualified Plans or Tax-Sheltered Annuities                                                       6
  Restrictions Under the Texas Optional Retirement Program                                                        8
  Corporate and Self-Employed ("H.R.-10 and "Keogh") Pension and Profit-Sharing Plans                             8
  Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations                         8
Calculation of Annuity Payments                                                                                   8
  Calculation of Annuity Units                                                                                    8
  Annuity Unit Values                                                                                             9
  Mortality Tables                                                                                               10
Additional Information About Determining Unit Values                                                             10
  Net Investment Rate                                                                                            10
  Adjustment of Units and Values                                                                                 10
  Hypothetical Example Illustrating the Calculation of Accumulation Unit Values and Annuity Unit Values          10
Purchases and Redemptions of Portfolio Shares                                                                    11
The Separate Account                                                                                             11
Liability for Telephone Transfers                                                                                11
Voting Privileges                                                                                                11
Legal and Regulatory Matters                                                                                     12
Financial Statements                                                                                             13

FOR INDEPENDENCE 2000 OR INDEPENDENCE PREFERRED CONTRACTS ISSUED BY JHLICO:

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT X (FORMERLY JOHN HANCOCK VARIABLE ANNUITY ACCOUNT V)
Statement of Additional Information Table of Contents


                                                                                                          page of SAI
General Information and History                                                                                     1
Accumulation Unit Values                                                                                            1
Services                                                                                                            1
Independent Registered Public Accounting Firm                                                                       1
Principal Underwriter                                                                                               1
Compensation                                                                                                        2
Calculation of Performance Data                                                                                     2
Money Market Variable Investment Options                                                                            2
Other Variable Investment Options                                                                                   2
Other Performance Information                                                                                       3
State Variations Regarding Recognition of Same-Sex Couples                                                          4
Qualified Plan Types                                                                                                4
Traditional IRAs                                                                                                    4
Roth IRAs                                                                                                           5
Simple IRA Plans                                                                                                    5
Simplified Employee Pensions (SEP-IRAs)                                                                             6
Section 403(b) Qualified Plans or Tax-Sheltered Annuities                                                           6
Restrictions Under the Texas Optional Retirement Program                                                            8
Corporate and Self-Employed ("H.R.-10 and "Keogh") Pension and Profit-Sharing Plans                                 8
Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations                             8
Calculation of Annuity Payments                                                                                     8
Calculation of Annuity Units                                                                                        8
Annuity Unit Values                                                                                                 9
Mortality Tables                                                                                                   10
Additional Information About Determining Unit Values                                                               10
Net Investment Rate                                                                                                10
Adjustment of Units and Values                                                                                     10
Hypothetical Example Illustrating the Calculation of Accumulation Unit Values and Annuity Unit Values              10
Purchases and Redemptions of Portfolio Shares                                                                      11
The Separate Account                                                                                               11
Liability for Telephone Transfers                                                                                  11
Voting Privileges                                                                                                  11
Legal and Regulatory Matters                                                                                       12
Financial Statements                                                                                               13


FINANCIAL STATEMENTS


The Statements of Additional Information also contain the Company's financial statements for the years ended December 31, 2010 and 2009, and its Separate Account financial statements for the year ended December 31, 2010 (the "Financial Statements"). Our Financial Statements provide information on our financial strength for the year ended 2010, including information on our general account assets that were available at that time to support our guarantees under the Contracts. The Company's general account consists of securities and other investments, the value of which may decline during periods of adverse market conditions.

              APPENDIX A: Example of Withdrawal Charge Calculation

Assume the Following Facts:

     - On January 1, 1997, you make a $5,000 initial Purchase Payment and we issue you a Contract.

     -    On January 1, 1998, you make a $1,000 Purchase Payment.

     -    On January 1, 1999, you make a $1,000 Purchase Payment.

     - On January 1, 2000, the total value of your Contract is $9,000 because of good investment earnings.


Now assume you make a withdrawal of $6,000 (no tax withholding) on January 2, 2000. In this case, assuming no prior withdrawals, we would deduct a CDSL of $399.89. We withdraw a total of $6,399.89 from your Contract.


     $6,000.00  --   withdrawal request payable to you
     +  399.89  --   withdrawal charge payable to us
     $6,399.89  --   total amount withdrawn from your Contract

HERE IS HOW WE DETERMINE THE WITHDRAWAL CHARGE:

(1) We first reduce your $5,000 INITIAL PURCHASE PAYMENT by the three annual $30 Contract fees we assessed on January 1, 1998, 1999, and 2000. We withdraw the remaining $4,910 from your Contract.

     $5,000.00
     -   30.00  --   1998 Contract fee payable to us
     -   30.00  --   1999 Contract fee payable to us
     -   30.00  --   2000 Contract fee payable to us
     $4,910.00  --   amount of your initial Purchase Payment we would consider to be withdrawn

Under the free withdrawal provision, we deduct 10% of the total value of your Contract at the beginning of the Contract Year, or $900 (.10 x $9,000). We pay the $900 to you as part of your withdrawal request, and we assess a withdrawal charge on the remaining balance of $4,010. Because you made the initial Purchase Payment 3 years ago, the withdrawal charge percentage is 7%. We deduct the resulting $280.70 from your Contract to cover the withdrawal charge on your initial Purchase Payment. We pay the remainder of $3,729.30 to you as a part of your withdrawal request.

     $4,910.00
     -  900.00  --  free withdrawal amount (payable to you)
     $4,010.00
     x     .07
     $  280.70  --  withdrawal charge on initial Purchase Payment (payable to us)

     $4,010.00
     -  280.70
     $3,729.30  --  part of withdrawal request payable to you

(2) We NEXT deem the entire amount of your 1998 PURCHASE PAYMENT to be withdrawn and we assess a withdrawal charge on that $1,000 amount. Because you made this Purchase Payment 2 years ago, the withdrawal charge percentage is 8%. We deduct the resulting $80 from your Contract to cover the withdrawal charge on your 1998 Purchase Payment. We pay the remainder of $920 to you as a part of your withdrawal request.

     $1,000.00
     x     .08
     $   80.00  --  withdrawal charge on 1998 Purchase Payment (payable to us)

     $1,000.00
     -   80.00
     $  920.00  --  part of withdrawal request payable to you

(3) We NEXT determine what additional amount we need to withdraw to provide you with the total $6,000 you requested, after the deduction of the withdrawal charge on that additional amount. We have already allocated $900 from the free withdrawal amount, $3,729.30 from your initial Purchase Payment, and $920 from your 1998 Purchase Payment. Therefore, $450.70 is needed to reach $6,000.



     $6,000.00   --   total withdrawal amount requested
     -  900.00   --   free withdrawal amount
     -3,729.30   --   payment deemed from initial Purchase Payment
     -  920.00   --   payment deemed from 1998 Purchase Payment
     $  450.70   --   additional payment to you needed to reach $6,000

We know that the withdrawal charge percentage for this remaining amount is 8%, because you are already deemed to have withdrawn all Purchase Payments you paid prior to 1999. We use the following formula to determine how much more we need to withdraw:

Remainder due to you = Withdrawal needed - [applicable withdrawal charge percentage times withdrawal needed]


  $    450.70   =    x - [.08x]
  $    450.70   =    .92x
  $450.70/.92   =    x
  $    489.89   =    x

  $    489.89   --   deemed withdrawn from 1999 Purchase Payment
  $    450.70   --   part of withdrawal request payable to you
  $     39.19   --   withdrawal charge on 1999 Purchase Payment deemed withdrawn (payable to us)

  $    280.70   --   withdrawal charge on the INITIAL PURCHASE PAYMENT
  $     80.00   --   withdrawal charge on the 1998 PURCHASE PAYMENT
  $     39.19   --   withdrawal charge on the 1999 PURCHASE PAYMENT
  $    399.89   --   Total withdrawal charge

                        APPENDIX B: Qualified Plan Types

    For more detailed information about these plan types, you may request a
                      Statement of Additional Information.


PLAN TYPE

TRADITIONAL IRAS            Section 408 of the Code permits eligible individuals
                            to contribute to an individual retirement program known as an Individual Retirement Annuity or IRA
                            (sometimes referred to as a traditional IRA to distinguish it from the Roth IRA discussed below).
                            IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be rolled over on a tax-deferred basis into an IRA. The
                            Contract may not, however, be used in connection with an Education IRA under section 530 of the Code.
                            In general, unless you have made nondeductible contributions to your IRA, all amounts paid out from a traditional IRA contract (in the form of an annuity, a single sum, death benefits or withdrawal), are taxable to the payee as ordinary income.

ROTH IRAS                   Section 408A of the Code permits eligible
                            individuals to contribute to a type of IRA known as a Roth IRA. Roth IRAs are generally subject to the same rules as non-Roth IRAs, but they differ in certain significant respects. Among the differences are that contributions to a Roth IRA are not deductible and qualified distributions from a Roth
                            IRA are excluded from income.

SIMPLE IRA PLANS            In general, under section 408(p) of the Code a small
                            business employer may establish a SIMPLE IRA retirement plan if the employer employed no more than 100 employees earning at least $5,000 during the preceding year. Under a SIMPLE IRA plan both employees and the employer make deductible contributions. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. The requirements for minimum distributions from a SIMPLE
                            IRA retirement plan are generally the same as those discussed above for distributions from a traditional
                            IRA. The rules on taxation of distributions are also similar to those that apply to a traditional IRA with a few exceptions.

SIMPLIFIED EMPLOYEE         Section 408(k) of the Code allows employers to
PENSIONS (SEP - IRAS)       establish simplified employee pension plans for
                            their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. The requirements for minimum distributions from a SEP - IRA, and rules on taxation of distributions from a SEP - IRA, are generally the same as those discussed above for distributions from a traditional IRA.

SECTION 403(b) QUALIFIED    Section 403(b) of the Code permits public school
 PLANS OR                   employees and employees of certain types of
TAX-SHELTERED ANNUITIES     tax-exempt organizations to have their employers
                            purchase annuity contracts for them and, subject to certain limitations, to exclude the Purchase
                            Payments from gross income for tax purposes. There also are limits on the amount of incidental benefits that may be provided under a tax-sheltered annuity.
                            These contracts are commonly referred to as "tax-sheltered annuities." We currently are not offering this Contract for use in a Section 403(b)
                            Qualified Plan except under limited circumstances.

CORPORATE AND SELF-        Sections 401(a) and 403(a) of the code permit
EMPLOYED PENSION AND       corporate employers to establish various types of
PROFIT-SHARING PLANS       tax-deferred retirement plans for employees. The
(H.R.-10 AND KEOGH)        Self-Employed Individuals' Tax Retirement Act of
                           1962, as amended, commonly referred to as "H.R.-10" or "Keogh," permits self-employed individuals to establish tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans, but there are limits on the amount of incidental benefits that may be provided under pension and profit sharing plans.

DEFERRED COMPENSATION      Section 457 of the Code permits employees of state
PLANS OF STATE AND LOCAL   and local governments and tax-exempt organizations
GOVERNMENTS AND TAX-       to defer a portion of their compensation without
EXEMPT ORGANIZATIONS       paying current taxes. The employees must be
                           participants in an eligible deferred compensation plan. A section 457 plan must satisfy several conditions, including the requirement that it must not permit distributions prior to the participant's severance from employment (except in the case of an unforeseen emergency). When we make payments under a section 457 Contract, the payment is taxed as ordinary income.

                   APPENDIX U: Accumulation Unit Value Tables


The following table provides information about Variable Investment Options available under the Contracts described in this Prospectus. We present this information in columns that compare the value of various classes of Accumulation Units for each Variable Investment Option during the periods shown.





We use Accumulation Units to measure the value of your investment in a particular Variable Investment Option. Each Accumulation Unit reflects the value of underlying shares of a particular Portfolio (including dividends and distributions made by that Portfolio), as well as the charges we deduct on a daily basis for Separate Account Annual Expenses (see the Fee Tables section of the Prospectus for additional information on these charges).

Indep, Ind 2000 and Ind Pref

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                          SEPARATE ACCOUNTS W, X, AND R
                            ACCUMULATION UNIT VALUES
     INDEPENDENCE VARIABLE ANNUITY, INDEPENDENCE 2000 VARIABLE ANNUITY, AND
                    INDEPENDENCE PREFERRED VARIABLE ANNUITY


                         YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                         ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                       12/31/10   12/31/09   12/31/08   12/31/07   12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01
                      ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
500 INDEX TRUST B - NAV SHARES (units first credited 4-29-2005)
Independence and Independence 2000 Contracts with no Optional Benefits
   Value at Start of
      Year                 17.39      13.95      22.53      21.71      19.05      18.46         --         --         --         --
   Value at End of
      Year                 19.69      17.39      13.95      22.53      21.71      19.05         --         --         --         --
   Independence No.
      of Units           140,402    160,561    192,921    242,378    278,756    315,640         --         --         --         --
   JHLICO
      Independence
      2000 No. of
      Units               41,529     47,583     59,995     71,214     91,115    157,517         --         --         --         --
   JHVLICO
      Independence
      2000 No. of
      Units              198,359    247,031    304,077    393,053    500,880    672,315         --         --         --         --
Independence Preferred Contracts with no Optional Benefits
   Value at Start of
      Year                 17.15      13.78      22.27      21.48      18.86      18.30         --         --         --         --
   Value at End of
      Year                 19.40      17.15      13.78      22.27      21.48      18.86         --         --         --         --
   JHLICO
      Independence
      Pref. No. of
      Units              111,186    123,304    167,913    210,653    246,588    290,658         --         --         --         --
   JHVLICO
      Independence
      Pref. No. of
      Units              270,489    319,149    382,428    507,679    658,239    831,045         --         --         --         --
ACTIVE BOND FUND (MERGED INTO ACTIVE BOND TRUST EFF 4-29-05) - NAV SHARES (units first credited 3-29-1986)
Independence and Independence 2000 Contracts with no Optional Benefits
   Value at Start of
      Year                    --         --         --         --         --         --      23.39      22.28      21.06      19.87
   Value at End of
      Year                    --         --         --         --         --         --      24.17      23.39      22.28      21.06
   Independence No.
      of Units                --         --         --         --         --         --  2,637,591  3,069,190  3,586,997  4,339,971
   JHLICO
      Independence
      2000 No. of
      Units                   --         --         --         --         --         --     87,864    109,903    104,461    116,686
   JHVLICO
      Independence
      2000 No. of
      Units                   --         --         --         --         --         --    626,105    757,358    904,599    999,130
Independence Preferred Contracts with no Optional Benefits
   Value at Start of
      Year                    --         --         --         --         --         --      17.23      16.43      15.55      14.68
   Value at End of
      Year                    --         --         --         --         --         --      17.78      17.23      16.43      15.55
   JHLICO
      Independence
      Pref. No. of
      Units                   --         --         --         --         --         --    608,118    707,671    924,603  1,018,707
   JHVLICO
      Independence
      Pref. No. of
      Units                   --         --         --         --         --         --  1,607,826  1,945,218  2,317,221  2,651,473
ACTIVE BOND TRUST - NAV SHARES (units first credited 4-29-2005)
Independence and Independence 2000 Contracts with no Optional Benefits
   Value at Start of
      Year                 28.09      22.82      25.85      25.19      24.44      24.17         --         --         --         --
   Value at End of
      Year                 31.55      28.09      22.82      25.85      25.19      24.44         --         --         --         --
   Independence No.
      of Units           984,884  1,142,084  1,418,957  1,659,107  1,929,178  2,300,301         --         --         --         --
   JHLICO
      Independence
      2000 No. of
      Units               17,524     23,304     31,542     38,426     56,414     76,609         --         --         --         --
   JHVLICO
      Independence
      2000 No. of
      Units              134,888    160,937    217,671    291,745    397,223    526,809         --         --         --         --
Independence Preferred Contracts with no Optional Benefits
   Value at Start of
      Year                 20.57      16.72      18.96      18.50      17.96      17.78         --         --         --         --
   Value at End of
      Year                 23.08      20.57      16.72      18.96      18.50      17.96         --         --         --         --
   JHLICO
      Independence
      Pref. No. of
      Units              193,607    195,783    237,503    308,506    374,921    485,661         --         --         --         --
   JHVLICO
      Independence
      Pref. No. of
      Units              431,408    509,697    613,606    775,536    956,577  1,274,778         --         --         --         --

Indep, Ind 2000 and Ind Pref


                         YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                         ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                       12/31/10   12/31/09   12/31/08   12/31/07   12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01
                      ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
BLUE CHIP GROWTH TRUST - NAV SHARES (units first credited 4-29-2005)
Independence and Independence 2000 Contracts with no Optional Benefits
   Value at Start of
      Year                 29.54      20.95      36.97      33.23      30.75      29.15         --         --         --         --
   Value at End of
      Year                 33.87      29.54      20.95      36.97      33.23      30.75         --         --         --         --
   Independence No.
      of Units           786,399    905,051  1,084,471  1,266,334  1,485,652  1,760,751         --         --         --         --
   JHLICO
      Independence
      2000 No. of
      Units               33,933     40,072     48,010     55,037     70,423     86,098         --         --         --         --
   JHVLICO
      Independence
      2000 No. of
      Units              161,343    191,984    232,577    294,738    377,742    481,923         --         --         --         --
Independence Preferred Contracts with no Optional Benefits
   Value at Start of
      Year                 19.32      13.72      24.23      21.80      20.20      19.16         --         --         --         --
   Value at End of
      Year                 22.13      19.32      13.72      24.23      21.80      20.20         --         --         --         --
   JHLICO
      Independence
      Pref. No. of
      Units              257,801    290,132    332,833    408,760    462,037    587,149         --         --         --         --
   JHVLICO
      Independence
      Pref. No. of
      Units              567,221    620,674    726,895    890,723  1,076,572  1,342,234         --         --         --         --
BOND INDEX FUND (REPLACED BY BOND INDEX TRUST B EFF 4-29-05) (NOW TOTAL BOND MARKET TRUST B) - NAV SHARES (units first credited 5-01-1998)
Independence and Independence 2000 Contracts with no Optional Benefits
   Value at Start of
      Year                    --         --         --         --         --         --      12.47      12.21      11.26      10.60
   Value at End of
      Year                    --         --         --         --         --         --      12.80      12.47      12.21      11.26
   Independence No.
      of Units                --         --         --         --         --         --    167,410    193,337    214,518     81,201
   JHLICO
      Independence
      2000 No. of
      Units                   --         --         --         --         --         --     32,687     34,158     50,318     20,685
   JHVLICO
      Independence
      2000 No. of
      Units                   --         --         --         --         --         --    164,031    189,214    217,208    156,229
Independence Preferred Contracts with no Optional Benefits
   Value at Start of
      Year                    --         --         --         --         --         --      12.41      12.16      11.23      10.57
   Value at End of
      Year                    --         --         --         --         --         --      12.72      12.41      12.16      11.23
   JHLICO
      Independence
      Pref. No. of
      Units                   --         --         --         --         --         --     55,336     99,285     94,809     46,001
   JHVLICO
      Independence
      Pref. No. of
      Units                   --         --         --         --         --         --    219,931    270,208    303,056    119,193
CAPITAL APPRECIATION TRUST - NAV SHARES (units first credited 4-28-2006)
Independence and Independence 2000 Contracts with no Optional Benefits
   Value at Start of
      Year                 11.12       7.92      12.79      11.61      11.32         --         --         --         --         --
   Value at End of
      Year                 12.26      11.12       7.92      12.79      11.61         --         --         --         --         --
   Independence No.
      of Units           177,908    250,859    287,318    329,823    363,972         --         --         --         --         --
   JHLICO
      Independence
      2000 No. of
      Units               70,021     62,405     72,225     82,429     96,865         --         --         --         --         --
   JHVLICO
      Independence
      2000 No. of
      Units              247,334    290,518    337,222    420,879    521,878         --         --         --         --         --
Independence Preferred Contracts with no Optional Benefits
   Value at Start of
      Year                 10.96       7.82      12.65      11.49      11.21         --         --         --         --         --
   Value at End of
      Year                 12.08      10.96       7.82      12.65      11.49         --         --         --         --         --
   JHLICO
      Independence
      Pref. No. of
      Units              106,592    117,518    135,308    159,544    188,543         --         --         --         --         --
   JHVLICO
      Independence
      Pref. No. of
      Units              282,481    306,056    355,702    436,827    515,370         --         --         --         --         --
EARNINGS GROWTH FUND (REPLACED BY LARGE CAP GROWTH TRUST EFF 4-29-05) - NAV SHARES (units first credited 5-01-1996)
Independence and Independence 2000 Contracts with no Optional Benefits
   Value at Start of
      Year                    --         --         --         --         --         --      11.15       9.06      13.59      21.86
   Value at End of
      Year                    --         --         --         --         --         --      11.29      11.15       9.06      13.59
   Independence No.
      of Units                --         --         --         --         --         --    565,896    691,510    804,100  1,147,235
   JHLICO
      Independence
      2000 No. of
      Units                   --         --         --         --         --         --    124,816    143,139    156,037    198,920
   JHVLICO
      Independence
      2000 No. of
      Units                   --         --         --         --         --         --    783,102    928,435  1,069,199  1,330,021

Indep, Ind 2000 and Ind Pref


                         YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                         ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                       12/31/10   12/31/09   12/31/08   12/31/07   12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01
                      ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Independence Preferred Contracts with no Optional Benefits
   Value at Start of
      Year                    --         --         --         --         --         --      11.07       9.00      13.52      21.76
   Value at End of
      Year                    --         --         --         --         --         --      11.19      11.07       9.00      13.52
   JHLICO
      Independence
      Pref. No. of
      Units                   --         --         --         --         --         --    272,736    370,037    416,462    533,563
   JHVLICO
      Independence
      Pref. No. of
      Units                   --         --         --         --         --         --    821,241  1,059,316  1,179,643  1,530,461
EQUITY INDEX FUND (REPLACED BY 500 INDEX TRUST B EFF 4-29-05) - NAV SHARES (units first credited 5-01-1996)
Independence and Independence 2000 Contracts with no Optional Benefits
   Value at Start of
      Year                    --         --         --         --         --         --      16.91      13.35      17.43      20.08
   Value at End of
      Year                    --         --         --         --         --         --      18.46      16.91      13.35      17.43
   Independence No.
      of Units                --         --         --         --         --         --    373,201    460,364    471,948    651,916
   JHLICO
      Independence
      2000 No. of
      Units                   --         --         --         --         --         --    173,208    191,358    202,894    227,458
   JHVLICO
      Independence
      2000 No. of
      Units                   --         --         --         --         --         --    795,296    868,771    997,033  1,206,898
Independence Preferred Contracts with no Optional Benefits
   Value at Start of
      Year                    --         --         --         --         --         --      16.78      13.26      17.33      19.98
   Value at End of
      Year                    --         --         --         --         --         --      18.30      16.78      13.26      17.33
   JHLICO
      Independence
      Pref. No. of
      Units                   --         --         --         --         --         --    363,178    405,776    464,009    573,145
   JHVLICO
      Independence
      Pref. No. of
      Units                   --         --         --         --         --         --    999,762  1,178,559  1,308,535  1,624,789
EQUITY-INCOME TRUST - NAV SHARES (units first credited 4-29-2005)
Independence and Independence 2000 Contracts with no Optional Benefits
   Value at Start of
      Year                 12.03      12.03      25.73      25.24      21.50      20.96         --         --         --         --
   Value at End of
      Year                 12.03      12.03      12.03      25.73      25.24      21.50         --         --         --         --
   Independence No.
      of Units           127,555    165,193    222,904    278,813    296,341    320,155         --         --         --         --
   JHLICO
      Independence
      2000 No. of
      Units               44,692     59,033     67,901     82,027    106,831    117,913         --         --         --         --
   JHVLICO
      Independence
      2000 No. of
      Units              205,310    250,908    294,835    397,807    515,927    691,609         --         --         --         --
Independence Preferred Contracts with no Optional Benefits
   Value at Start of
      Year                 19.88      16.05      25.43      24.97      21.29      20.78         --         --         --         --
   Value at End of
      Year                 22.57      19.88      16.05      25.43      24.97      21.29         --         --         --         --
   JHLICO
      Independence
      Pref. No. of
      Units              170,909    196,319    218,690    254,497    296,272    357,416         --         --         --         --
   JHVLICO
      Independence
      Pref. No. of
      Units              422,929    482,973    577,285    725,343    864,886  1,094,799         --         --         --         --
FUNDAMENTAL GROWTH FUND (MERGED INTO LARGE CAP GROWTH FUND EFF 11-1-04) - NAV SHARES (units first credited 5-01-2000)
Independence and Independence 2000 Contracts with no Optional Benefits
   Value at Start of
      Year                    --         --         --         --         --         --         --       4.13       6.00       8.98
   Value at End of
      Year                    --         --         --         --         --         --         --       5.36       4.13       6.00
   Independence No.
      of Units                --         --         --         --         --         --         --     43,715     39,286     69,312
   JHLICO
      Independence
      2000 No. of
      Units                   --         --         --         --         --         --         --      9,326      8,492     11,002
   JHVLICO
      Independence
      2000 No. of
      Units                   --         --         --         --         --         --         --     46,170     39,100     57,077
Independence Preferred Contracts with no Optional Benefits
   Value at Start of
      Year                    --         --         --         --         --         --         --       4.11       5.99       8.98
   Value at End of
      Year                    --         --         --         --         --         --         --       5.34       4.11       5.99
   JHLICO
      Independence
      Pref. No. of
      Units                   --         --         --         --         --         --         --     12,196      8,255     18,015
   JHVLICO
      Independence
      Pref. No. of
      Units                   --         --         --         --         --         --         --     36,900     35,349     56,447

Indep, Ind 2000 and Ind Pref


                         YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                         ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                       12/31/10   12/31/09   12/31/08   12/31/07   12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01
                      ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
FUNDAMENTAL VALUE FUND (REPLACED BY EQUITY-INCOME TRUST EFF 4-29-05) - NAV SHARES (units first credited 5-01-2000)
Independence and Independence 2000 Contracts with no Optional Benefits
   Value at Start of
      Year                    --         --         --         --         --         --      10.68       8.41      10.33      11.26
   Value at End of
      Year                    --         --         --         --         --         --      12.17      10.68       8.41      10.33
   Independence No.
      of Units                --         --         --         --         --         --    218,530    250,646    298,831    397,189
   JHLICO
      Independence
      2000 No. of
      Units                   --         --         --         --         --         --     44,506     47,457     51,193     61,123
   JHVLICO
      Independence
      2000 No. of
      Units                   --         --         --         --         --         --    428,665    471,101    529,588    659,421
Independence Preferred Contracts with no Optional Benefits
   Value at Start of
      Year                    --         --         --         --         --         --      10.64       8.39      10.31      11.26
   Value at End of
      Year                    --         --         --         --         --         --      12.12      10.64       8.39      10.31
   JHLICO
      Independence
      Pref. No. of
      Units                   --         --         --         --         --         --    227,936    261,401    295,984    366,924
   JHVLICO
      Independence
      Pref. No. of
      Units                   --         --         --         --         --         --    813,397    948,580  1,078,203  1,406,217
FUNDAMENTAL VALUE FUND B (FORMERLY LARGE CAP VALUE CORE SM) (MERGED INTO FUNDAMENTAL VALUE FUND EFF 11-1-04) - NAV SHARES
   (units first credited 5-01-2000)
Independence and Independence 2000 Contracts with no Optional Benefits
   Value at Start of
      Year                    --         --         --         --         --         --         --       7.98       9.90      10.54
   Value at End of
      Year                    --         --         --         --         --         --         --      10.14       7.98       9.90
   Independence No.
      of Units                --         --         --         --         --         --         --     13,009     13,644      4,675
   JHLICO
      Independence
      2000 No. of
      Units                   --         --         --         --         --         --         --      1,197      3,587      2,767
   JHVLICO
      Independence
      2000 No. of
      Units                   --         --         --         --         --         --         --     32,380     27,648     34,059
Independence Preferred Contracts with no Optional Benefits
   Value at Start of
      Year                    --         --         --         --         --         --         --       7.96       9.88      10.53
   Value at End of
      Year                    --         --         --         --         --         --         --      10.11       7.96       9.88
   JHLICO
      Independence
      Pref. No. of
      Units                   --         --         --         --         --         --         --     14,101     10,460      1,653
   JHVLICO
      Independence
      Pref. No. of
      Units                   --         --         --         --         --         --         --     35,635     27,538     34,336
GLOBAL BOND FUND (REPLACED BY GLOBAL BOND TRUST EFF 4-29-05) - NAV SHARES (units first credited 5-01-1996)
Independence and Independence 2000 Contracts with no Optional Benefits
   Value at Start of
      Year                    --         --         --         --         --         --      16.97      14.85      12.67      13.04
   Value at End of
      Year                    --         --         --         --         --         --      18.52      16.97      14.85      12.67
   Independence No.
      of Units                --         --         --         --         --         --    167,599    195,944    192,906    116,405
   JHLICO
      Independence
      2000 No. of
      Units                   --         --         --         --         --         --     28,170     30,545     33,889     27,900
   JHVLICO
      Independence
      2000 No. of
      Units                   --         --         --         --         --         --    279,095    333,865    385,090    409,423
Independence Preferred Contracts with no Optional Benefits
   Value at Start of
      Year                    --         --         --         --         --         --      16.84      14.75      12.60      12.98
   Value at End of
      Year                    --         --         --         --         --         --      18.36      16.84      14.75      12.60
   JHLICO
      Independence
      Pref. No. of
      Units                   --         --         --         --         --         --    147,938    174,600    180,218    187,853
   JHVLICO
      Independence
      Pref. No. of
      Units                   --         --         --         --         --         --    495,548    607,809    663,073    698,809
GLOBAL BOND TRUST - NAV SHARES (units first credited 4-29-2005)
Independence and Independence 2000 Contracts with no Optional Benefits
   Value at Start of
      Year                 20.38      17.91      19.00      17.58      16.93      12.50         --         --         --         --
   Value at End of
      Year                 22.19      20.38      17.91      19.00      17.58      16.93         --         --         --         --
   Independence No.
      of Units            77,059     85,376     92,841     85,765    108,174    143,651         --         --         --         --
   JHLICO
      Independence
      2000 No. of
      Units               17,975     16,538     17,662     19,635     24,266     24,188         --         --         --         --
   JHVLICO
      Independence
      2000 No. of
      Units               77,635    106,700    131,907    133,117    167,053    237,956         --         --         --         --

Indep, Ind 2000 and Ind Pref


                         YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                         ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                       12/31/10   12/31/09   12/31/08   12/31/07   12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01
                      ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Independence Preferred Contracts with no Optional Benefits
   Value at Start of
      Year                 20.11      17.68      18.78      17.39      16.77      12.50         --         --         --         --
   Value at End of
      Year                 21.87      20.11      17.68      18.78      17.39      16.77         --         --         --         --
   JHLICO
      Independence
      Pref. No. of
      Units               47,209     51,541     64,000     77,252     94,107    125,076         --         --         --         --
   JHVLICO
      Independence
      Pref. No. of
      Units              118,833    139,405    178,100    205,382    266,663    344,812         --         --         --         --
GROWTH & INCOME FUND (MERGED INTO GROWTH & INCOME TRUST II EFF 4-29-05) (NOW GOWTH & INCOME TRUST) - NAV SHARES (units first credited 3-29-1986)
Independence and Independence 2000 Contracts with no Optional Benefits
   Value at Start of
      Year                    --         --         --         --         --         --      28.52      23.26      30.31      36.35
   Value at End of
      Year                    --         --         --         --         --         --      31.20      28.52      23.26      30.31
   Independence No.
      of Units                --         --         --         --         --         --  4,586,862  5,277,429  6,171,766  7,931,582
   JHLICO
      Independence
      2000 No. of
      Units                   --         --         --         --         --         --    169,699    197,751    218,850    251,123
   JHVLICO
      Independence
      2000 No. of
      Units                   --         --         --         --         --         --  1,159,009  1,332,346  1,514,837  1,883,304
Independence Preferred Contracts with no Optional Benefits
   Value at Start of
      Year                    --         --         --         --         --         --      19.42      15.86      20.68      24.83
   Value at End of
      Year                    --         --         --         --         --         --      21.23      19.42      15.86      20.68
   JHLICO
      Independence
      Pref. No. of
      Units                   --         --         --         --         --         --  1,573,678  1,829,733  2,170,227  2,666,992
   JHVLICO
      Independence
      Pref. No. of
      Units                   --         --         --         --         --         --  4,235,361  5,023,796  5,789,629  7,086,598
GROWTH & INCOME TRUST (MERGED INTO OPTIMIZED ALL CAP TRUST EFF 4-25-08) - NAV SHARES (units first credited 4-29-2005)
Independence and Independence 2000 Contracts with no Optional Benefits
   Value at Start of
      Year                    --         --         --      37.27      33.53      31.20         --         --         --         --
   Value at End of
      Year                    --         --         --      38.25      37.27      33.53         --         --         --         --
   Independence No.
      of Units                --         --         --  2,946,502  3,474,395  4,010,915         --         --         --         --
   JHLICO
      Independence
      2000 No. of
      Units                   --         --         --    106,034    133,277    158,740         --         --         --         --
   JHVLICO
      Independence
      2000 No. of
      Units                   --         --         --    583,245    774,573    979,581         --         --         --         --
Independence Preferred Contracts with no Optional Benefits
   Value at Start of
      Year                    --         --         --      25.31      22.79      21.23         --         --         --         --
   Value at End of
      Year                    --         --         --      25.95      25.31      22.79         --         --         --         --
   JHLICO
      Independence
      Pref. No. of
      Units                   --         --         --    953,879  1,115,484  1,350,318         --         --         --         --
   JHVLICO
      Independence
      Pref. No. of
      Units                   --         --         --  2,240,863  2,796,382  3,479,427         --         --         --         --
HIGH YIELD BOND FUND (REPLACED BY HIGH YIELD TRUST EFF 4-29-05) - NAV SHARES (units first credited 5-01-1998)
Independence and Independence 2000 Contracts with no Optional Benefits
   Value at Start of
      Year                    --         --         --         --         --         --       9.82       8.55       9.08       9.01
   Value at End of
      Year                    --         --         --         --         --         --      10.47       9.82       8.55       9.08
   Independence No.
      of Units                --         --         --         --         --         --     67,735     71,438     51,971     69,608
   JHLICO
      Independence
      2000 No. of
      Units                   --         --         --         --         --         --     16,959     40,439     39,307     38,967
   JHVLICO
      Independence
      2000 No. of
      Units                   --         --         --         --         --         --    128,233    142,125    136,663    149,582
Independence Preferred Contracts with no Optional Benefits
   Value at Start of
      Year                    --         --         --         --         --         --       9.77       8.51       9.05       9.00
   Value at End of
      Year                    --         --         --         --         --         --      10.41       9.77       8.51       9.05
   JHLICO
      Independence
      Pref. No. of
      Units                   --         --         --         --         --         --     27,566     43,278     20,046     19,143
   JHVLICO
      Independence
      Pref. No. of
      Units                   --         --         --         --         --         --     92,184    129,409    108,813     99,742

Indep, Ind 2000 and Ind Pref


                         YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                         ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                       12/31/10   12/31/09   12/31/08   12/31/07   12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01
                      ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
HIGH YIELD TRUST - NAV SHARES (units first credited 4-29-2005)
Independence and Independence 2000 Contracts with no Optional Benefits
   Value at Start of
      Year                 12.40       8.14      11.71      11.68      10.72      10.47         --         --         --         --
   Value at End of
      Year                 13.91      12.40       8.14      11.71      11.68      10.72         --         --         --         --
   Independence No.
      of Units            32,490     41,281     33,128     50,000     49,424     54,549         --         --         --         --
   JHLICO
      Independence
      2000 No. of
      Units                8,554      8,653     10,494     12,821     19,315     18,783         --         --         --         --
   JHVLICO
      Independence
      2000 No. of
      Units               32,760     34,530     39,361     54,168     85,585    109,638         --         --         --         --
Independence Preferred Contracts with no Optional Benefits
   Value at Start of
      Year                 12.27       8.06      11.60      11.59      10.65      10.41         --         --         --         --
   Value at End of
      Year                 13.74      12.27       8.06      11.60      11.59      10.65         --         --         --         --
   JHLICO
      Independence
      Pref. No. of
      Units               15,732     15,891     14,157     19,107     17,576     27,146         --         --         --         --
   JHVLICO
      Independence
      Pref. No. of
      Units               35,974     35,373     36,431     47,698     59,320     72,262         --         --         --         --
INTERNATIONAL EQUITY INDEX FUND (REPLACED BY INTERNATIONAL EQUITY INDEX TRUST B EFF 4-29-05) - NAV SHARES (units first credited 5-01-1989)
Independence and Independence 2000 Contracts with no Optional Benefits
   Value at Start of
      Year                    --         --         --         --         --         --      15.55      11.10      13.28      16.89
   Value at End of
      Year                    --         --         --         --         --         --      18.43      15.55      11.10      13.28
   Independence No.
      of Units                --         --         --         --         --         --    890,596    991,351  1,140,980  1,507,654
   JHLICO
      Independence
      2000 No. of
      Units                   --         --         --         --         --         --     39,899     26,773     27,253     31,326
   JHVLICO
      Independence
      2000 No. of
      Units                   --         --         --         --         --         --    120,451    130,170    148,251    188,613
Independence Preferred Contracts with no Optional Benefits
   Value at Start of
      Year                    --         --         --         --         --         --      12.79       9.15      10.95      13.94
   Value at End of
      Year                    --         --         --         --         --         --      15.15      12.79       9.15      10.95
   JHLICO
      Independence
      Pref. No. of
      Units                   --         --         --         --         --         --    191,611    219,359    252,213    304,427
   JHVLICO
      Independence
      Pref. No. of
      Units                   --         --         --         --         --         --    429,859    511,652    588,940    706,782
INTERNATIONAL EQUITY INDEX TRUST B - NAV SHARES (units first credited 4-29-2005)
Independence and Independence 2000 Contracts with no Optional Benefits
   Value at Start of
      Year                 22.82      16.68      30.41      26.62      21.24      18.43         --         --         --         --
   Value at End of
      Year                 25.08      22.82      16.68      30.41      26.62      21.24         --         --         --         --
   Independence No.
      of Units           396,894    453,095    560,400    710,892    763,533    821,568         --         --         --         --
   JHLICO
      Independence
      2000 No. of
      Units               15,663     21,316     23,095     27,615     32,401     37,548         --         --         --         --
   JHVLICO
      Independence
      2000 No. of
      Units               56,297     66,152     80,024    111,144    120,807    119,244         --         --         --         --
Independence Preferred Contracts with no Optional Benefits
   Value at Start of
      Year                 18.67      13.65      24.92      21.84      17.44      15.15         --         --         --         --
   Value at End of
      Year                 20.49      18.67      13.65      24.92      21.84      17.44         --         --         --         --
   JHLICO
      Independence
      Pref. No. of
      Units               82,546     96,466    114,092    137,243    152,339    181,844         --         --         --         --
   JHVLICO
      Independence
      Pref. No. of
      Units              164,495    183,714    216,423    277,651    327,849    384,124         --         --         --         --
INTERNATIONAL OPPORTUNITIES TRUST - NAV SHARES (units first credited 5-01-2005)
Independence and Independence 2000 Contracts with no Optional Benefits
   Value at Start of
      Year                    --         --         --         --         --      12.50         --         --         --         --
   Value at End of
      Year                    --         --         --         --         --      10.61         --         --         --         --
   JHVLICO
      Independence
      2000 No. of
      Units                   --         --         --         --         --        389         --         --         --         --

Indep, Ind 2000 and Ind Pref


                         YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                         ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                       12/31/10   12/31/09   12/31/08   12/31/07   12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01
                      ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
INTERNATIONAL VALUE TRUST - NAV SHARES (units first credited 5-03-2010)
Independence and Independence 2000 Contracts with no Optional Benefits
   Value at Start of
      Year                 13.42         --         --         --         --         --         --         --         --         --
   Value at End of
      Year                 14.25         --         --         --         --         --         --         --         --         --
   Independence No.
      of Units           111,962         --         --         --         --         --         --         --         --         --
   JHLICO
      Independence
      2000 No. of
      Units               48,635         --         --         --         --         --         --         --         --         --
   JHVLICO
      Independence
      2000 No. of
      Units              109,603         --         --         --         --         --         --         --         --         --
Independence Preferred Contracts with no Optional Benefits
   Value at Start of
      Year                 13.24         --         --         --         --         --         --         --         --         --
   Value at End of
      Year                 14.05         --         --         --         --         --         --         --         --         --
   JHLICO
      Independence
      Pref. No. of
      Units               66,969         --         --         --         --         --         --         --         --         --
   JHVLICO
      Independence
      Pref. No. of
      Units              182,606         --         --         --         --         --         --         --         --         --
LARGE CAP GROWTH FUND (REPLACED BY BLUE CHIP GROWTH TRUST EFF 4-29-05) - NAV SHARES (units first credited 5-01-1998)
Independence and Independence 2000 Contracts with no Optional Benefits
   Value at Start of
      Year                    --         --         --         --         --         --      28.33      22.87      32.14      39.52
   Value at End of
      Year                    --         --         --         --         --         --      29.15      28.33      22.87      32.14
   Independence No.
      of Units                --         --         --         --         --         --  2,037,913  2,360,489  2,758,420  3,576,328
   JHLICO
      Independence
      2000 No. of
      Units                   --         --         --         --         --         --     94,954    107,188    116,774    148,647
   JHVLICO
      Independence
      2000 No. of
      Units                   --         --         --         --         --         --    597,703    676,745    772,511    988,348
Independence Preferred Contracts with no Optional Benefits
   Value at Start of
      Year                    --         --         --         --         --         --      18.64      15.07      21.19      26.09
   Value at End of
      Year                    --         --         --         --         --         --      19.16      18.64      15.07      21.19
   JHLICO
      Independence
      Pref. No. of
      Units                   --         --         --         --         --         --    719,032    850,816    955,843  1,195,142
   JHVLICO
      Independence
      Pref. No. of
      Units                   --         --         --         --         --         --  1,628,190  1,990,917  2,301,243  2,848,995
LARGE CAP GROWTH FUND B (FORMERLY LARGE CAP AGGRESSIVE GROWTH FUND) (MERGED INTO LARGE CAP GROWTH FUND EFF 11-01-04)
NAV SHARES (units first credited 5-01-2000)
Independence and Independence 2000 Contracts with no Optional Benefits
   Value at Start of
      Year                    --         --         --         --         --         --         --       4.45       6.58       7.82
   Value at End of
      Year                    --         --         --         --         --         --         --       5.78       4.45       6.58
   Independence No.
      of Units                --         --         --         --         --         --         --     15,240     18,296     29,272
   JHLICO
      Independence
      2000 No. of
      Units                   --         --         --         --         --         --         --     12,182      8,626      7,805
   JHVLICO
      Independence
      2000 No. of
      Units                   --         --         --         --         --         --         --     24,738     25,254     28,678
Independence Preferred Contracts with no Optional Benefits
   Value at Start of
      Year                    --         --         --         --         --         --         --       4.44       6.57       7.82
   Value at End of
      Year                    --         --         --         --         --         --         --       5.76       4.44       6.57
   JHLICO
      Independence
      Pref. No. of
      Units                   --         --         --         --         --         --         --      2,232      3,305      4,226
   JHVLICO
      Independence
      Pref. No. of
      Units                   --         --         --         --         --         --         --     30,537     18,977     11,861
LARGE CAP GROWTH TRUST (MERGED INTO CAPITAL APPRECIATION TRUST EFF 4-28-06) - NAV SHARES (units first credited 4-29-2005)
Independence and Independence 2000 Contracts with no Optional Benefits
   Value at Start of
      Year                    --         --         --         --         --      11.29         --         --         --         --
   Value at End of
      Year                    --         --         --         --         --      11.32         --         --         --         --
   Independence No.
      of Units                --         --         --         --         --    438,949         --         --         --         --
   JHLICO
      Independence
      2000 No. of
      Units                   --         --         --         --         --    112,275         --         --         --         --
   JHVLICO
      Independence
      2000 No. of
      Units                   --         --         --         --         --    635,218         --         --         --         --

Indep, Ind 2000 and Ind Pref


                         YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                         ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                       12/31/10   12/31/09   12/31/08   12/31/07   12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01
                      ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Independence Preferred Contracts with no Optional Benefits
   Value at Start of
      Year                    --         --         --         --         --      11.19         --         --         --         --
   Value at End of
      Year                    --         --         --         --         --      11.21         --         --         --         --
   JHLICO
      Independence
      Pref. No. of
      Units                   --         --         --         --         --    221,305         --         --         --         --
   JHVLICO
      Independence
      Pref. No. of
      Units                   --         --         --         --         --    654,872         --         --         --         --
LARGE CAP VALUE FUND (REPLACED BY EQUITY-INCOME TRUST EFF 4-29-05) - NAV SHARES (units first credited 5-01-1998)
Independence and Independence 2000 Contracts with no Optional Benefits
   Value at Start of
      Year                    --         --         --         --         --         --      18.49      14.94      17.46      17.49
   Value at End of
      Year                    --         --         --         --         --         --      20.96      18.49      14.94      17.46
   Independence No.
      of Units                --         --         --         --         --         --    247,161    249,429    285,116    355,602
   JHLICO
      Independence
      2000 No. of
      Units                   --         --         --         --         --         --    101,874    109,610    106,977    124,058
   JHVLICO
      Independence
      2000 No. of
      Units                   --         --         --         --         --         --    575,325    637,608    742,041    868,336
Independence Preferred Contracts with no Optional Benefits
   Value at Start of
      Year                    --         --         --         --         --         --      18.34      14.84      17.36      17.41
   Value at End of
      Year                    --         --         --         --         --         --      20.78      18.34      14.84      17.36
   JHLICO
      Independence
      Pref. No. of
      Units                   --         --         --         --         --         --    287,704    366,383    391,540    483,999
   JHVLICO
      Independence
      Pref. No. of
      Units                   --         --         --         --         --         --    846,277  1,014,289  1,151,971  1,389,987
LARGE MID CAP VALUE TRUST - NAV SHARES (units first credited 5-01-2005)
Independence and Independence 2000 Contracts with no Optional Benefits
   Value at Start of
      Year                    --         --         --         --         --      12.50         --         --         --         --
   Value at End of
      Year                    --         --         --         --         --      15.76         --         --         --         --
   JHVLICO
      Independence
      2000 No. of
      Units                   --         --         --         --         --        845         --         --         --         --
Independence Preferred Contracts with no Optional Benefits
   Value at Start of
      Year                    --         --         --         --         --      12.50         --         --         --         --
   Value at End of
      Year                    --         --         --         --         --      15.67         --         --         --         --
   JHLICO
      Independence
      Pref. No. of
      Units                   --         --         --         --         --        259         --         --         --         --
LIFESTYLE BALANCED TRUST - NAV SHARES (units first credited 11-07-2008)
Independence and Independence 2000 Contracts with no Optional Benefits
   Value at Start of
      Year                 30.35      23.51      23.77         --         --         --         --         --         --         --
   Value at End of
      Year                 33.46      30.35      23.51         --         --         --         --         --         --         --
   Independence No.
      of Units         4,024,285  4,705,943  5,830,379         --         --         --         --         --         --         --
   JHLICO
      Independence
      2000 No. of
      Units               58,641     73,486     90,038         --         --         --         --         --         --         --
   JHVLICO
      Independence
      2000 No. of
      Units              443,083    525,927    656,584         --         --         --         --         --         --         --
Independence Preferred Contracts with no Optional Benefits
   Value at Start of
      Year                 21.64      16.78      16.97         --         --         --         --         --         --         --
   Value at End of
      Year                 23.83      21.64      16.78         --         --         --         --         --         --         --
   JHLICO
      Independence
      Pref. No. of
      Units              640,805    739,155    901,396         --         --         --         --         --         --         --
   JHVLICO
      Independence
      Pref. No. of
      Units            1,385,445  1,658,141  2,018,650         --         --         --         --         --         --         --
MANAGED FUND (MERGED INTO MANAGED TRUST EFF 4-29-05) - NAV SHARES (units first credited 5-01-1998)
Independence and Independence 2000 Contracts with no Optional Benefits
   Value at Start of
      Year                    --         --         --         --         --         --      26.52      22.60      26.41      27.57
   Value at End of
      Year                    --         --         --         --         --         --      28.29      26.52      22.60      26.41
   Independence No.
      of Units                --         --         --         --         --         -- 11,276,519 13,097,870 15,518,071 19,809,529
   JHLICO
      Independence
      2000 No. of
      Units                   --         --         --         --         --         --    239,192    264,822    288,027    347,523
   JHVLICO
      Independence
      2000 No. of
      Units                   --         --         --         --         --         --  1,823,078  2,093,425  2,404,187  2,986,210

Indep, Ind 2000 and Ind Pref


                         YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                         ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                       12/31/10   12/31/09   12/31/08   12/31/07   12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01
                      ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Independence Preferred Contracts with no Optional Benefits
   Value at Start of
      Year                    --         --         --         --         --         --      19.02      16.23      18.98      19.38
   Value at End of
      Year                    --         --         --         --         --         --      20.27      19.02      16.23      18.98
   JHLICO
      Independence
      Pref. No. of
      Units                   --         --         --         --         --         --  2,219,209  2,526,193  3,068,123  3,831,926
   JHVLICO
      Independence
      Pref. No. of
      Units                   --         --         --         --         --         --  5,075,554  6,031,356  7,183,284  9,116,538
MANAGED TRUST (MERGED INTO LIFESTYLE BALANCED TRUST EFF 11-7-08) - NAV SHARES (units first credited 4-29-2005)
Independence and Independence 2000 Contracts with no Optional Benefits
   Value at Start of
      Year                    --         --         --      30.37      28.65      27.69         --         --         --         --
   Value at End of
      Year                    --         --         --      30.53      30.37      28.65         --         --         --         --
   Independence No.
      of Units                --         --         --  7,111,650  8,266,576  9,802,382         --         --         --         --
   JHLICO
      Independence
      2000 No. of
      Units                   --         --         --    115,824    154,172    207,369         --         --         --         --
   JHVLICO
      Independence
      2000 No. of
      Units                   --         --         --    865,461  1,119,191  1,507,743         --         --         --         --
Independence Preferred Contracts with no Optional Benefits
   Value at Start of
      Year                    --         --         --      21.72      20.51      19.83         --         --         --         --
   Value at End of
      Year                    --         --         --      21.81      21.72      20.51         --         --         --         --
   JHLICO
      Independence
      Pref. No. of
      Units                   --         --         --  1,164,431  1,397,782  1,837,557         --         --         --         --
   JHVLICO
      Independence
      Pref. No. of
      Units                   --         --         --  2,603,525  3,273,666  4,112,133         --         --         --         --
MID CAP GROWTH (REPLACED BY MID CAP STOCK TRUST EFF 4-29-05) - NAV SHARES (units first credited 5-01-1998)
Independence and Independence 2000 Contracts with no Optional Benefits
   Value at Start of
      Year                    --         --         --         --         --         --      23.16      15.99      20.57      20.28
   Value at End of
      Year                    --         --         --         --         --         --      25.51      23.16      15.99      20.57
   Independence No.
      of Units                --         --         --         --         --         --    342,864    403,648    440,859    559,044
   JHLICO
      Independence
      2000 No. of
      Units                   --         --         --         --         --         --     12,422     12,055     11,252     11,348
   JHVLICO
      Independence
      2000 No. of
      Units                   --         --         --         --         --         --     90,330    118,316     75,828     94,205
Independence Preferred Contracts with no Optional Benefits
   Value at Start of
      Year                    --         --         --         --         --         --      22.98      15.89      20.45      20.18
   Value at End of
      Year                    --         --         --         --         --         --      25.28      22.98      15.89      20.45
   JHLICO
      Independence
      Pref. No. of
      Units                   --         --         --         --         --         --    418,041    497,988    575,858    696,377
   JHVLICO
      Independence
      Pref. No. of
      Units                   --         --         --         --         --         --    915,254  1,068,470  1,211,896  1,419,284
MID CAP STOCK TRUST - NAV SHARES (units first credited 4-29-2005)
Independence and Independence 2000 Contracts with no Optional Benefits
   Value at Start of
      Year                 29.12      22.46      40.49      33.22      29.64      25.51         --         --         --         --
   Value at End of
      Year                 35.33      29.12      22.46      40.49      33.22      29.64         --         --         --         --
   Independence No.
      of Units           129,115    146,516    186,188    250,854    268,903    301,613         --         --         --         --
   JHLICO
      Independence
      2000 No. of
      Units                4,111      4,094      6,788      7,628      8,462     11,525         --         --         --         --
   JHVLICO
      Independence
      2000 No. of
      Units               25,013     27,202     37,362     52,291     62,360     75,084         --         --         --         --
Independence Preferred Contracts with no Optional Benefits
   Value at Start of
      Year                 28.72      22.17      40.02      32.87      29.35      25.28         --         --         --         --
   Value at End of
      Year                 34.82      28.72      22.17      40.02      32.87      29.35         --         --         --         --
   JHLICO
      Independence
      Pref. No. of
      Units              157,687    185,955    218,037    259,642    299,715    355,047         --         --         --         --
   JHVLICO
      Independence
      Pref. No. of
      Units              351,332    398,381    464,492    562,655    683,924    790,124         --         --         --         --

Indep, Ind 2000 and Ind Pref


                         YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                         ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                       12/31/10   12/31/09   12/31/08   12/31/07   12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01
                      ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
MID CAP VALUE B FUND (FORMERLY SMALL MIDCAP CORE FUND) (MERGED INTO MID VALUE TRUST EFF 4-29-05) - NAV SHARES (units first credited 5-01-1998)
Independence and Independence 2000 Contracts with no Optional Benefits
   Value at Start of
      Year                    --         --         --         --         --         --      15.57      10.87      13.00      13.12
   Value at End of
      Year                    --         --         --         --         --         --      18.23      15.57      10.87      13.00
   Independence No.
      of Units                --         --         --         --         --         --     44,138     25,177     29,045     28,035
   JHLICO
      Independence
      2000 No. of
      Units                   --         --         --         --         --         --     17,920     17,320     14,615     16,757
   JHVLICO
      Independence
      2000 No. of
      Units                   --         --         --         --         --         --     86,925     88,445     83,686     74,700
Independence Preferred Contracts with no Optional Benefits
   Value at Start of
      Year                    --         --         --         --         --         --      15.49      10.83      12.96      13.09
   Value at End of
      Year                    --         --         --         --         --         --      18.12      15.49      10.83      12.96
   JHLICO
      Independence
      Pref. No. of
      Units                   --         --         --         --         --         --     18,719     25,310     15,841      5,949
   JHVLICO
      Independence
      Pref. No. of
      Units                   --         --         --         --         --         --     80,218     73,479     63,473     33,857
MID VALUE TRUST - NAV SHARES (units first credited 4-29-2005)
Independence and Independence 2000 Contracts with no Optional Benefits
   Value at Start of
      Year                 21.09      14.62      22.70      22.90      19.30      18.23         --         --         --         --
   Value at End of
      Year                 24.16      21.09      14.62      22.70      22.90      19.30         --         --         --         --
   Independence No.
      of Units            22,063     29,562     29,011     43,743     50,271     49,851         --         --         --         --
   JHLICO
      Independence
      2000 No. of
      Units                3,678      3,821      6,728     10,515     11,013     16,899         --         --         --         --
   JHVLICO
      Independence
      2000 No. of
      Units               25,462     28,262     40,432     55,393     72,070     86,288         --         --         --         --
Independence Preferred Contracts with no Optional Benefits
   Value at Start of
      Year                 20.86      14.48      22.50      22.72      19.16      18.12         --         --         --         --
   Value at End of
      Year                 23.87      20.86      14.48      22.50      22.72      19.16         --         --         --         --
   JHLICO
      Independence
      Pref. No. of
      Units               13,191     15,286     13,895     20,324     21,579     21,079         --         --         --         --
   JHVLICO
      Independence
      Pref. No. of
      Units               32,632     31,623     35,697     48,259     61,816     67,082         --         --         --         --
MONEY MARKET FUND (REPLACED BY MONEY MARKET TRUST B EFF 4-29-05) - NAV SHARES (units first credited 5-01-1996)
Independence and Independence 2000 Contracts with no Optional Benefits
   Value at Start of
      Year                    --         --         --         --         --         --      14.88      14.95      14.94      14.58
   Value at End of
      Year                    --         --         --         --         --         --      14.84      14.88      14.95      14.94
   Independence No.
      of Units                --         --         --         --         --         --  1,014,707  1,400,335  2,009,235  2,244,482
   JHLICO
      Independence
      2000 No. of
      Units                   --         --         --         --         --         --    113,508    156,724    200,149    318,320
   JHVLICO
      Independence
      2000 No. of
      Units                   --         --         --         --         --         --    630,501    863,744  1,334,727  1,508,138
Independence Preferred Contracts with no Optional Benefits
   Value at Start of
      Year                    --         --         --         --         --         --      12.85      12.93      12.93      12.63
   Value at End of
      Year                    --         --         --         --         --         --      12.80      12.85      12.93      12.93
   JHLICO
      Independence
      Pref. No. of
      Units                   --         --         --         --         --         --    356,189    545,660    812,910    788,531
   JHVLICO
      Independence
      Pref. No. of
      Units                   --         --         --         --         --         --  1,133,136  1,664,927  2,546,968  2,479,523
MONEY MARKET TRUST B - NAV SHARES (units first credited 4-29-2005)
Independence and Independence 2000 Contracts with no Optional Benefits
   Value at Start of
      Year                 16.04      16.19      16.08      15.55      15.06      14.84         --         --         --         --
   Value at End of
      Year                 15.83      16.04      16.19      16.08      15.55      15.06         --         --         --         --
   Independence No.
      of Units           456,032    536,532    849,037    677,822    748,782    770,370         --         --         --         --
   JHLICO
      Independence
      2000 No. of
      Units               30,673     40,075     38,969     48,035     72,712     72,158         --         --         --         --
   JHVLICO
      Independence
      2000 No. of
      Units              163,948    214,461    294,295    323,625    383,890    461,811         --         --         --         --

Indep, Ind 2000 and Ind Pref


                         YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                         ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                       12/31/10   12/31/09   12/31/08   12/31/07   12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01
                      ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Independence Preferred Contracts with no Optional Benefits
   Value at Start of
      Year                 13.77      13.91      13.83      13.39      12.98      12.80         --         --         --         --
   Value at End of
      Year                 13.57      13.77      13.91      13.83      13.39      12.98         --         --         --         --
   JHLICO
      Independence
      Pref. No. of
      Units              163,802    200,123    284,961    238,794    260,318    297,610         --         --         --         --
   JHVLICO
      Independence
      Pref. No. of
      Units              363,065    477,488    594,401    589,702    645,439    796,818         --         --         --         --
OPTIMIZED ALL CAP TRUST - NAV SHARES (units first credited 4-25-2008)
Independence and Independence 2000 Contracts with no Optional Benefits
   Value at Start of
      Year                 26.37      20.84      34.90         --         --         --         --         --         --         --
   Value at End of
      Year                 31.09      26.37      20.84         --         --         --         --         --         --         --
   Independence No.
      of Units         1,762,198  2,035,311  2,448,332         --         --         --         --         --         --         --
   JHLICO
      Independence
      2000 No. of
      Units               68,071     77,403     89,195         --         --         --         --         --         --         --
   JHVLICO
      Independence
      2000 No. of
      Units              313,204    365,722    440,397         --         --         --         --         --         --         --
Independence Preferred Contracts with no Optional Benefits
   Value at Start of
      Year                 17.86      14.12      23.67         --         --         --         --         --         --         --
   Value at End of
      Year                 21.03      17.86      14.12         --         --         --         --         --         --         --
   JHLICO
      Independence
      Pref. No. of
      Units              552,250    648,595    768,838         --         --         --         --         --         --         --
   JHVLICO
      Independence
      Pref. No. of
      Units            1,360,588  1,537,709  1,817,357         --         --         --         --         --         --         --
OVERSEAS EQUITY B FUND (FORMERLY INTERNATIONAL OPPORTUNITIES FUND)(MERGED INTO OVERSEAS EQUITY TRUST EFF 4-29-05)
NAV SHARES (units first credited 5-01-1996)
Independence and Independence 2000 Contracts with no Optional Benefits
   Value at Start of
      Year                    --         --         --         --         --         --      10.87       8.33      10.32      13.24
   Value at End of
      Year                    --         --         --         --         --         --      11.90      10.87       8.33      10.32
   Independence No.
      of Units                --         --         --         --         --         --    351,741    124,638    151,339    191,942
   JHLICO
      Independence
      2000 No. of
      Units                   --         --         --         --         --         --     66,621     21,118     20,970     35,103
   JHVLICO
      Independence
      2000 No. of
      Units                   --         --         --         --         --         --    380,127    181,416    196,617    238,488
Independence Preferred Contracts with no Optional Benefits
   Value at Start of
      Year                    --         --         --         --         --         --      10.78       8.27      10.27      13.18
   Value at End of
      Year                    --         --         --         --         --         --      11.79      10.78       8.27      10.27
   JHLICO
      Independence
      Pref. No. of
      Units                   --         --         --         --         --         --    197,392    118,334    135,646    156,644
   JHVLICO
      Independence
      Pref. No. of
      Units                   --         --         --         --         --         --    558,721    318,661    359,393    471,533
OVERSEAS EQUITY C FUND (FORMERLY EMERGING MARKETS EQUITY)(MERGED INTO OVERSEAS EQUITY B FUND EFF 11-01-04) - NAV SHARES (units first credited 5-01-1998)
Independence and Independence 2000 Contracts with no Optional Benefits
   Value at Start of
      Year                    --         --         --         --         --         --         --       8.57       9.31       9.80
   Value at End of
      Year                    --         --         --         --         --         --         --      13.25       8.57       9.31
   Independence No.
      of Units                --         --         --         --         --         --         --    151,584    146,543    164,446
   JHLICO
      Independence
      2000 No. of
      Units                   --         --         --         --         --         --         --     24,202     29,192     30,067
   JHVLICO
      Independence
      2000 No. of
      Units                   --         --         --         --         --         --         --    146,231    149,874    160,792
Independence Preferred Contracts with no Optional Benefits
   Value at Start of
      Year                    --         --         --         --         --         --         --       8.53       9.28       9.78
   Value at End of
      Year                    --         --         --         --         --         --         --      13.19       8.53       9.28
   JHLICO
      Independence
      Pref. No. of
      Units                   --         --         --         --         --         --         --     60,830     61,498     63,149
   JHVLICO
      Independence
      Pref. No. of
      Units                   --         --         --         --         --         --         --    117,346    115,849    119,240

Indep, Ind 2000 and Ind Pref


                         YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                         ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                       12/31/10   12/31/09   12/31/08   12/31/07   12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01
                      ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
OVERSEAS EQUITY FUND (MERGED INTO OVERSEAS EQUITY B FUND EFF 11-01-04) - NAV SHARES (units first credited 5-01-1998)
Independence and Independence 2000 Contracts with no Optional Benefits
   Value at Start of
      Year                    --         --         --         --         --         --         --       9.86      10.67      11.57
   Value at End of
      Year                    --         --         --         --         --         --         --      13.60       9.86      10.67
   Independence No.
      of Units                --         --         --         --         --         --         --     38,138     29,151     33,294
   JHLICO
      Independence
      2000 No. of
      Units                   --         --         --         --         --         --         --     11,951     13,439     11,065
   JHVLICO
      Independence
      2000 No. of
      Units                   --         --         --         --         --         --         --     50,135     46,507     59,354
Independence Preferred Contracts with no Optional Benefits
   Value at Start of
      Year                    --         --         --         --         --         --         --       9.80      10.61      11.52
   Value at End of
      Year                    --         --         --         --         --         --         --      13.49       9.80      10.61
   JHLICO
      Independence
      Pref. No. of
      Units                   --         --         --         --         --         --         --     40,657     43,477     41,598
   JHVLICO
      Independence
      Pref. No. of
      Units                   --         --         --         --         --         --         --    141,164    146,903    171,010
OVERSEAS EQUITY TRUST (MERGED INTO INTERNATIONAL VALUE TRUST EFF 5-03-10) - NAV SHARES (units first credited 4-29-2005)
Independence and Independence 2000 Contracts with no Optional Benefits
   Value at Start of
      Year                    --      10.40      18.20      16.40      13.89      11.90         --         --         --         --
   Value at End of
      Year                    --      13.42      10.40      18.20      16.40      13.89         --         --         --         --
   Independence No.
      of Units                --    149,192    187,079    241,623    263,944    273,867         --         --         --         --
   JHLICO
      Independence
      2000 No. of
      Units                   --     39,158     42,275     46,395     52,891     55,403         --         --         --         --
   JHVLICO
      Independence
      2000 No. of
      Units                   --    126,588    166,060    221,725    262,741    319,573         --         --         --         --
Independence Preferred Contracts with no Optional Benefits
   Value at Start of
      Year                    --      10.27      17.99      16.23      13.76      11.79         --         --         --         --
   Value at End of
      Year                    --      13.24      10.27      17.99      16.23      13.76         --         --         --         --
   JHLICO
      Independence
      Pref. No. of
      Units                   --     80,590     90,706    117,487    128,193    159,078         --         --         --         --
   JHVLICO
      Independence
      Pref. No. of
      Units                   --    211,225    259,676    310,553    375,216    458,016         --         --         --         --
REAL ESTATE EQUITY FUND (REPLACED BY REAL ESTATE SECURITIES TRUST EFF 4-29-05) - NAV SHARES (units first credited 5-01-1998)
Independence and Independence 2000 Contracts with no Optional Benefits
   Value at Start of
      Year                    --         --         --         --         --         --      36.76      27.23      27.25      26.13
   Value at End of
      Year                    --         --         --         --         --         --      49.48      36.76      27.23      27.25
   Independence No.
      of Units                --         --         --         --         --         --    796,534    912,023  1,029,603  1,215,024
   JHLICO
      Independence
      2000 No. of
      Units                   --         --         --         --         --         --     14,053     13,341     12,371      8,956
   JHVLICO
      Independence
      2000 No. of
      Units                   --         --         --         --         --         --     95,099     82,018     81,715     67,513
Independence Preferred Contracts with no Optional Benefits
   Value at Start of
      Year                    --         --         --         --         --         --      24.93      18.49      18.52      17.78
   Value at End of
      Year                    --         --         --         --         --         --      33.53      24.93      18.49      18.52
   JHLICO
      Independence
      Pref. No. of
      Units                   --         --         --         --         --         --    119,084    136,839    153,097    163,329
   JHVLICO
      Independence
      Pref. No. of
      Units                   --         --         --         --         --         --    401,143    453,810    502,926    557,490
REAL ESTATE SECURITIES TRUST - NAV SHARES (units first credited 4-29-2005)
Independence and Independence 2000 Contracts with no Optional Benefits
   Value at Start of
      Year                 47.71      37.14      62.16      74.65      54.79      49.48         --         --         --         --
   Value at End of
      Year                 60.79      47.71      37.14      62.16      74.65      54.79         --         --         --         --
   Independence No.
      of Units           295,593    337,898    400,483    492,176    607,764    693,778         --         --         --         --
   JHLICO
      Independence
      2000 No. of
      Units                5,796      5,763      6,637      9,363     11,994     14,262         --         --         --         --
   JHVLICO
      Independence
      2000 No. of
      Units               18,887     23,407     28,607     41,386     65,056     77,582         --         --         --         --

Indep, Ind 2000 and Ind Pref


                         YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                         ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                       12/31/10   12/31/09   12/31/08   12/31/07   12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01
                      ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Independence Preferred Contracts with no Optional Benefits
   Value at Start of
      Year                 32.17      25.07      41.99      50.48      37.09      33.53         --         --         --         --
   Value at End of
      Year                 40.94      32.17      25.07      41.99      50.48      37.09         --         --         --         --
   JHLICO
      Independence
      Pref. No. of
      Units               42,048     46,547     52,954     69,142     89,284    106,754         --         --         --         --
   JHVLICO
      Independence
      Pref. No. of
      Units              125,550    146,992    171,030    224,654    278,606    339,595         --         --         --         --
SHORT TERM GOVERNMENT INCOME TRUST - NAV SHARES (units first credited 5-03-2010)
Independence and Independence 2000 Contracts with no Optional Benefits
   Value at Start of
      Year                 14.75         --         --         --         --         --         --         --         --         --
   Value at End of
      Year                 15.45         --         --         --         --         --         --         --         --         --
   Independence No.
      of Units            61,951         --         --         --         --         --         --         --         --         --
   JHLICO
      Independence
      2000 No. of
      Units               26,096         --         --         --         --         --         --         --         --         --
   JHVLICO
      Independence
      2000 No. of
      Units               55,299         --         --         --         --         --         --         --         --         --
Independence Preferred Contracts with no Optional Benefits
   Value at Start of
      Year                 14.55         --         --         --         --         --         --         --         --         --
   Value at End of
      Year                 15.23         --         --         --         --         --         --         --         --         --
   JHLICO
      Independence
      Pref. No. of
      Units               59,954         --         --         --         --         --         --         --         --         --
   JHVLICO
      Independence
      Pref. No. of
      Units              123,262         --         --         --         --         --         --         --         --         --
SHORT-TERM BOND FUND (MERGED INTO SHORT-TERM BOND TRUST EFF 4-29-05) - NAV SHARES (units first credited 5-01-1998)
Independence and Independence 2000 Contracts with no Optional Benefits
   Value at Start of
      Year                    --         --         --         --         --         --      14.84      14.64      14.05      13.18
   Value at End of
      Year                    --         --         --         --         --         --      14.84      14.84      14.64      14.05
   Independence No.
      of Units                --         --         --         --         --         --    234,407    253,982    315,638    258,701
   JHLICO
      Independence
      2000 No. of
      Units                   --         --         --         --         --         --     46,435     51,380     55,027     48,554
   JHVLICO
      Independence
      2000 No. of
      Units                   --         --         --         --         --         --    259,370    293,615    356,920    372,322
Independence Preferred Contracts with no Optional Benefits
   Value at Start of
      Year                    --         --         --         --         --         --      14.72      14.54      13.97      13.12
   Value at End of
      Year                    --         --         --         --         --         --      14.71      14.72      14.54      13.97
   JHLICO
      Independence
      Pref. No. of
      Units                   --         --         --         --         --         --    231,335    295,466    378,379    330,109
   JHVLICO
      Independence
      Pref. No. of
      Units                   --         --         --         --         --         --    495,180    608,847    704,321    701,120
SHORT-TERM BOND TRUST (MERGED INTO SHORT TERM GOVERNMENT INCOME TRUST EFF 5-03-10) - NAV SHARES (units first credited 4-29-2005)
Independence and Independence 2000 Contracts with no Optional Benefits
   Value at Start of
      Year                    --      12.55      15.69      15.41      14.95      14.84         --         --         --         --
   Value at End of
      Year                    --      14.75      12.55      15.69      15.41      14.95         --         --         --         --
   Independence No.
      of Units                --     65,946     81,253    105,861    127,328    200,442         --         --         --         --
   JHLICO
      Independence
      2000 No. of
      Units                   --     21,584     26,223     29,364     37,329     38,420         --         --         --         --
   JHVLICO
      Independence
      2000 No. of
      Units                   --     72,709     91,438    118,501    163,883    229,836         --         --         --         --
Independence Preferred Contracts with no Optional Benefits
   Value at Start of
      Year                    --      12.39      15.51      15.25      14.80      14.71         --         --         --         --
   Value at End of
      Year                    --      14.55      12.39      15.51      15.25      14.80         --         --         --         --
   JHLICO
      Independence
      Pref. No. of
      Units                   --     66,372     72,010    104,718    119,485    178,020         --         --         --         --
   JHVLICO
      Independence
      Pref. No. of
      Units                   --    146,317    184,721    237,428    292,637    372,949         --         --         --         --

Indep, Ind 2000 and Ind Pref


                         YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                         ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                       12/31/10   12/31/09   12/31/08   12/31/07   12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01
                      ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
SMALL CAP EMERGING GROWTH FUND (MERGED INTO SMALL CAP GROWTH TRUST EFF 4-29-05) - NAV SHARES (units first credited 5-01-1998)
Independence and Independence 2000 Contracts with no Optional Benefits
   Value at Start of
      Year                    --         --         --         --         --         --      10.59       7.22      10.19      10.74
   Value at End of
      Year                    --         --         --         --         --         --      11.43      10.59       7.22      10.19
   Independence No.
      of Units                --         --         --         --         --         --    546,077    154,606    157,918    199,931
   JHLICO
      Independence
      2000 No. of
      Units                   --         --         --         --         --         --    114,791     29,328     30,661     35,240
   JHVLICO
      Independence
      2000 No. of
      Units                   --         --         --         --         --         --    743,476    257,058    283,371    345,089
Independence Preferred Contracts with no Optional Benefits
   Value at Start of
      Year                    --         --         --         --         --         --      10.51       7.17      10.14      10.69
   Value at End of
      Year                    --         --         --         --         --         --      11.33      10.51       7.17      10.14
   JHLICO
      Independence
      Pref. No. of
      Units                   --         --         --         --         --         --    373,202    149,292    146,127    181,647
   JHVLICO
      Independence
      Pref. No. of
      Units                   --         --         --         --         --         --  1,103,156    432,491    478,357    588,512
SMALL CAP GROWTH FUND (MERGED INTO SMALL CAP EMERGING GROWTH FUND EFF 11-01-04) - NAV SHARES (units first credited 5-01-1998)
Independence and Independence 2000 Contracts with no Optional Benefits
   Value at Start of
      Year                    --         --         --         --         --         --         --       9.72      14.06      16.32
   Value at End of
      Year                    --         --         --         --         --         --         --      12.25       9.72      14.06
   Independence No.
      of Units                --         --         --         --         --         --         --    445,109    499,839    694,748
   JHLICO
      Independence
      2000 No. of
      Units                   --         --         --         --         --         --         --     78,552     83,937    111,733
   JHVLICO
      Independence
      2000 No. of
      Units                   --         --         --         --         --         --         --    545,930    639,644    806,296
Independence Preferred Contracts with no Optional Benefits
   Value at Start of
      Year                    --         --         --         --         --         --         --       9.65      13.99      16.25
   Value at End of
      Year                    --         --         --         --         --         --         --      12.16       9.65      13.99
   JHLICO
      Independence
      Pref. No. of
      Units                   --         --         --         --         --         --         --    279,531    286,656    385,307
   JHVLICO
      Independence
      Pref. No. of
      Units                   --         --         --         --         --         --         --    793,470    886,229  1,089,883
SMALL CAP GROWTH TRUST - NAV SHARES (units first credited 4-29-2005)
Independence and Independence 2000 Contracts with no Optional Benefits
   Value at Start of
      Year                 13.15       9.92      16.64      14.80      13.23      12.11         --         --         --         --
   Value at End of
      Year                 15.84      13.15       9.92      16.64      14.80      13.23         --         --         --         --
   Independence No.
      of Units           190,602    218,189    260,966    322,790    371,281    425,081         --         --         --         --
   JHLICO
      Independence
      2000 No. of
      Units               51,282     54,143     60,160     70,312     89,172    100,131         --         --         --         --
   JHVLICO
      Independence
      2000 No. of
      Units              225,291    268,285    320,586    404,284    504,084    615,936         --         --         --         --
Independence Preferred Contracts with no Optional Benefits
   Value at Start of
      Year                 12.97       9.79      16.44      14.64      13.10      12.01         --         --         --         --
   Value at End of
      Year                 15.61      12.97       9.79      16.44      14.64      13.10         --         --         --         --
   JHLICO
      Independence
      Pref. No. of
      Units              125,897    154,288    176,798    228,216    259,909    307,214         --         --         --         --
   JHVLICO
      Independence
      Pref. No. of
      Units              330,921    379,383    463,095    597,209    706,620    880,321         --         --         --         --
SMALL CAP VALUE FUND (MERGED INTO SMALL CAP VALUE TRUST EFF 4-29-05) - NAV SHARES (units first credited 5-01-2000)
Independence and Independence 2000 Contracts with no Optional Benefits
   Value at Start of
      Year                    --         --         --         --         --         --      16.79      12.34      13.38      11.39
   Value at End of
      Year                    --         --         --         --         --         --      20.76      16.79      12.34      13.38
   Independence No.
      of Units                --         --         --         --         --         --    285,849    285,048    295,696    304,183
   JHLICO
      Independence
      2000 No. of
      Units                   --         --         --         --         --         --     32,186     30,306     29,023     22,829
   JHVLICO
      Independence
      2000 No. of
      Units                   --         --         --         --         --         --    186,215    215,996    194,085    202,913

Indep, Ind 2000 and Ind Pref


                         YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                         ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                       12/31/10   12/31/09   12/31/08   12/31/07   12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01
                      ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Independence Preferred Contracts with no Optional Benefits
   Value at Start of
      Year                    --         --         --         --         --         --      16.73      12.31      13.35      11.38
   Value at End of
      Year                    --         --         --         --         --         --      20.66      16.73      12.31      13.35
   JHLICO
      Independence
      Pref. No. of
      Units                   --         --         --         --         --         --     75,711     82,267     77,505     91,457
   JHVLICO
      Independence
      Pref. No. of
      Units                   --         --         --         --         --         --    201,530    205,454    214,097    240,232
SMALL CAP VALUE TRUST - NAV SHARES (units first credited 4-29-2005)
Independence and Independence 2000 Contracts with no Optional Benefits
   Value at Start of
      Year                 23.33      18.37      25.20      26.32      22.37      20.76         --         --         --         --
   Value at End of
      Year                 29.02      23.33      18.37      25.20      26.32      22.37         --         --         --         --
   Independence No.
      of Units            78,477     94,338    119,769    146,976    209,924    241,367         --         --         --         --
   JHLICO
      Independence
      2000 No. of
      Units               13,167     19,849     22,869     27,734     34,983     35,143         --         --         --         --
   JHVLICO
      Independence
      2000 No. of
      Units               40,515     49,451     68,357     94,037    125,355    193,807         --         --         --         --
Independence Preferred Contracts with no Optional Benefits
   Value at Start of
      Year                 23.10      18.21      25.00      26.14      22.24      20.66         --         --         --         --
   Value at End of
      Year                 28.71      23.10      18.21      25.00      26.14      22.24         --         --         --         --
   JHLICO
      Independence
      Pref. No. of
      Units               27,875     28,363     38,814     56,671     65,347     66,722         --         --         --         --
   JHVLICO
      Independence
      Pref. No. of
      Units               54,118     59,877     71,119    106,018    143,002    161,064         --         --         --         --
TOTAL BOND MARKET TRUST B (FORMERLY BOND INDEX TRUST B) - NAV SHARES (units first credited 4-29-2005)
Independence and Independence 2000 Contracts with no Optional Benefits
   Value at Start of
      Year                 15.32      14.61      14.01      13.26      12.92      12.50         --         --         --         --
   Value at End of
      Year                 16.08      15.32      14.61      14.01      13.26      12.92         --         --         --         --
   Independence No.
      of Units            74,721     94,933     84,777     82,976    103,983    128,571         --         --         --         --
   JHLICO
      Independence
      2000 No. of
      Units                8,152      8,618     11,063     19,120     25,798     29,993         --         --         --         --
   JHVLICO
      Independence
      2000 No. of
      Units               46,001     57,115     72,574     71,000     86,426    136,632         --         --         --         --
Independence Preferred Contracts with no Optional Benefits
   Value at Start of
      Year                 15.15      14.47      13.88      13.15      12.83      12.50         --         --         --         --
   Value at End of
      Year                 15.89      15.15      14.47      13.88      13.15      12.83         --         --         --         --
   JHLICO
      Independence
      Pref. No. of
      Units               26,546     27,425     34,078     30,498     24,329     38,084         --         --         --         --
   JHVLICO
      Independence
      Pref. No. of
      Units               72,488     80,690     88,224     91,001    116,839    147,357         --         --         --         --

[JOHN HANCOCK LOGO]
The future is yours(R)

                   To obtain a John Hancock Variable Annuity



                  Statement of Additional Information ("SAI")




                             Send this request to:



                       John Hancock Variable Annuity SAI
                     John Hancock Annuities Service Center
                              Post Office Box 9505
                           Portsmouth, NH 03802-9505


                                                         [CUT ALONG DOTTED LINE]

--------------------------------------------------------------------------------


Please send me the Statement of Additional Information dated May 2, 2011, for:



[_] INDEPENDENCE VARIABLE ANNUITY, funded in John Hancock Life Insurance Company (U.S.A.) Separate Account W (formerly John Hancock Variable Annuity Account U)



[_] INDEPENDENCE 2000 VARIABLE ANNUITY, funded in John Hancock Life Insurance Company (U.S.A.) Separate Account R (formerly John Hancock Variable Annuity Account I)



[_] INDEPENDENCE 2000 VARIABLE ANNUITY, funded in John Hancock Life Insurance Company (U.S.A.) Separate Account X (formerly John Hancock Variable Annuity Account V)



[_] INDEPENDENCE PREFERRED VARIABLE ANNUITY, funded in John Hancock Life Insurance Company (U.S.A.) Separate Account R (formerly John Hancock Variable Annuity Account I)



[_] INDEPENDENCE PREFERRED VARIABLE ANNUITY, funded in John Hancock Life Insurance Company (U.S.A.) Separate Account X (formerly John Hancock Variable Annuity Account V)



We will mail the Statement of Additional Information applicable to contracts with the address of record written below. If no contracts are listed with the address of record written below,we may be unable to fulfill the request.



Name____________________________________________________________________________

Address_________________________________________________________________________

City_______________________________ State _____________ Zip ____________________

                                    PART B

                            INFORMATION REQUIRED IN A

                       STATEMENT OF ADDITIONAL INFORMATION

                                             Statement of Additional Information
                                                               dated May 2, 2011


                             (JOHN HANCOCK(R) LOGO)
                             JOHN HANCOCK ANNUITIES

                       Statement of Additional Information
         John Hancock Life Insurance Company (U.S.A.) Separate Account R

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. This Statement of Additional Information should be read in conjunction with the Prospectuses dated the same date as this Statement of Additional Information. This Statement of Additional Information describes additional information regarding the variable portion of deferred combination fixed and variable annuity contracts (singly, a "CONTRACT and collectively, the "CONTRACTS") issued by JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY ("JHVLICO") and subsequently assumed by JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) ("JOHN HANCOCK USA") as follows:

         RELATED JHVLICO-ISSUED VARIABLE ANNUITY CONTRACTS PROSPECTUSES
           (to be read with this Statement of Additional Information)
                       Independence 2000 Variable Annuity
                     Independence Preferred Variable Annuity

Unless otherwise specified, "WE," "US," "OUR," or the "COMPANY" refers to John Hancock USA.

You may obtain a copy of the Prospectuses listed above by contacting us at the following addresses:

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

JOHN HANCOCK ANNUITIES SERVICE CENTER   MAILING ADDRESS
164 Corporate Drive                     Post Office Box 9505
Portsmouth, NH 03801-6815               Portsmouth, NH 03802-9505
(800) 824-0335                          www.jhannuities.com


JHUSA SEP ACCT R 05/11

                                Table of Contents


GENERAL INFORMATION AND HISTORY ...........................................    1
ACCUMULATION UNIT VALUE TABLES ............................................    1
SERVICES ..................................................................    1
   INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ..........................    1
   PRINCIPAL UNDERWRITER ..................................................    1
   COMPENSATION ...........................................................    2
CALCULATION OF PERFORMANCE DATA ...........................................    2
   MONEY MARKET VARIABLE INVESTMENT OPTION ................................    2
   OTHER VARIABLE INVESTMENT OPTIONS ......................................    2
OTHER PERFORMANCE INFORMATION .............................................    3
STATE VARIATIONS REGARDING RECOGNITION OF SAME-SEX COUPLES ................    4
QUALIFIED PLAN TYPES ......................................................    4
   TRADITIONAL IRAS .......................................................    4
   ROTH IRAS ..............................................................    5
   SIMPLE IRA PLANS .......................................................    5
   SIMPLIFIED EMPLOYEE PENSIONS (SEP-IRAS) ................................    6
   SECTION 403(B) QUALIFIED PLANS OR TAX-SHELTERED ANNUITIES ..............    6
   RESTRICTIONS UNDER THE TEXAS OPTIONAL
   RETIREMENT PROGRAM .....................................................    8
   CORPORATE AND SELF-EMPLOYED ("H.R.-10" AND "KEOGH") PENSION AND
      PROFIT-SHARING PLANS ................................................    8
   DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND
      TAX-EXEMPT ORGANIZATIONS ............................................    8
CALCULATION OF ANNUITY PAYMENTS ...........................................    8
   CALCULATION OF ANNUITY UNITS ...........................................    8
      Annuity Unit Values .................................................    9
   MORTALITY TABLES .......................................................   10
ADDITIONAL INFORMATION ABOUT DETERMINING UNIT VALUES ......................   10
      Net Investment Rate .................................................   10
      Adjustment of Units and Values ......................................   10
      Hypothetical Example Illustrating the Calculation of Accumulation
         Unit Values and Annuity Unit Values ..............................   10
PURCHASE AND REDEMPTIONS OF PORTFOLIO SHARES ..............................   11
THE SEPARATE ACCOUNT ......................................................   11
LIABILITY FOR TELEPHONE TRANSFERS .........................................   11
VOTING PRIVILEGES .........................................................   11
LEGAL AND REGULATORY MATTERS ..............................................   12
FINANCIAL STATEMENTS ......................................................   13

                         General Information and History

John Hancock Life Insurance Company (U.S.A.) Separate Account R (formerly known as John Hancock Variable Annuity Account I) (the "Separate Account") is a separate investment account of John Hancock Life Insurance Company (U.S.A.) and was established on June 14, 1994 as a separate account of John Hancock Variable Life Insurance Company ("JHVLICO"). Your Contract was issued by JHVLICO. In this Statement of Additional Information, John Hancock Life Insurance Company (U.S.A.) is referred to as "John Hancock USA" and also referred to as "we," "us," "our," or the "Company" in its role as successor to JHVLICO. Effective December 31, 2009, we entered into a merger agreement with JHVLICO and John Hancock Life Insurance Company ("JHLICO") and assumed legal ownership of all of the assets of JHLICO and JHVLICO, including those assets related to the separate account that currently funds your Contract: John Hancock Life Insurance Company (U.S.A.) Separate Account R (formerly John Hancock Variable Annuity Account I). Effective at the time of the merger, we became the depositor of John Hancock Life Insurance Company (U.S.A.) Separate Account R (the "Separate Account").

Except for the succession of John Hancock USA as the depositor for the Separate Account and to the liabilities and obligations arising under the Contracts, the merger did not affect the Separate Account or any provisions of, any rights and obligations under, or any of your allocations among investment options under, the Contracts. We will continue to administer and service inforce contracts of JHLICO and JHVLICO in all jurisdictions where issued and will assume the direct responsibility for the payment of all claims and benefits and other obligations under these contracts.

We are a stock life insurance company and are currently licensed in the District of Columbia and all states of the United States except New York.

We were incorporated in Maine on August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan on December 30, 1992. Our ultimate parent is Manulife Financial Corporation ("MFC"), a publicly traded company based in Toronto, Canada. MFC is the holding company of John Hancock USA and its subsidiaries.

Our financial statements which are included in this Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                         Accumulation Unit Value Tables

The Accumulation Unit Value Tables are located in Appendix U of the product prospectus.

                                    Services

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The consolidated financial statements of John Hancock Life Insurance Company (U.S.A.) at December 31, 2010 and 2009, and for each of the three years in the period ended December 31, 2010, and the financial statements of John Hancock Life Insurance Company (U.S.A.) Separate Account R (formerly, John Hancock Variable Annuity Account I) at December 31, 2010, and for each of the two years in the period ended December 31, 2010, appearing in this Statement of Additional Information of the Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


PRINCIPAL UNDERWRITER


John Hancock Distributors, LLC ("JH Distributors"), an indirect wholly owned subsidiary of Manulife Financial Corporation, now serves as principal underwriter of the Contract interests described in the respective prospectuses. These Contract interests are offered on a continuous basis. Prior to May 1, 2006, Signator Investors, Inc. ("Signator"), a subsidiary of John Hancock Life Insurance Company, which is an affiliate of ours, served as the principal underwriter of the Contracts. The aggregate dollar amounts of underwriting commissions paid to JH Distributors in 2010, 2009, and 2008 were $369,132,052, $421,625,749, and $597,650, respectively.

COMPENSATION


The Contracts are primarily sold through selected firms. The Contracts' principal distributor, JH Distributors, and its affiliates (collectively, "JHD") pay compensation to broker-dealers (firms) for the promotion and sale of the Contracts. The compensation JHD pays may vary depending on each firm's selling agreement and the specific Contract(s) distributed by the firm, but compensation (inclusive of wholesaler overrides and expense allowances) paid to the firms for sale of the Contracts is not expected to exceed the standard compensation amounts referenced in the Prospectus for the applicable Contract. The amount and timing of this compensation may differ among firms.


The registered representative through whom your Contract was sold is compensated pursuant to that registered representative's own arrangement with his or her broker-dealer. The registered representative and the firm may have multiple options on how they wish to allocate their commissions and/or compensation. We are not involved in determining your registered representative's compensation You are encouraged to ask your registered representative about the basis upon which he or she will be personally compensated for the advice or recommendations provided in connection with your Contract.

Compensation to firms for the promotion and sale of the Contracts is not paid directly by Contract owners, but we expect to recoup it through the fees and charges imposed under the Contract.

Signator Investors, Inc. may pay their respective registered representatives additional cash incentives in the form of bonus payments, expense payments, employment benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts that they would not receive in connection with the sale of contracts issued by unaffiliated companies.

                         Calculation of Performance Data

The Account may, from time to time, include in advertisements, sales literature and reports to owners or prospective investors information relating to the performance of its variable investment options. The performance information that may be presented is not an estimate or a guarantee of future investment performance, and does not represent the actual experience of amounts invested by a particular owner. Set out below is a description of the methods used in calculating the performance information for the variable investment options.

MONEY MARKET VARIABLE INVESTMENT OPTION

We may calculate current yield and effective yield figures for the money market variable investment options held in the Account. The current yield of a money market option for a seven-day period ("base period") will be computed by determining the "net change in value" (calculated as set forth below) for a hypothetical owner having an account balance of one unit in a money market variable investment option at the beginning of the period, dividing the net change in value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7, with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of the hypothetical owner account will include net investment income of that account (accrued daily dividends as declared by the applicable money market fund, less daily expenses of the Account) for the period, but will not include realized gains or losses or unrealized appreciation or depreciation on that underlying money market fund's shares. The applicable risk based charges, mortality and expense risk charges, administration charge and contract fee are reflected, but any charge for premium taxes and optional benefits are not.

The effective yield reflects the effects of compounding and represents an annualization of the current return. The formula for effective yield, as prescribed by the SEC, is:

              Effective yield = (Base period return + 1)(365/7) - 1

OTHER VARIABLE INVESTMENT OPTIONS

"Standardized" Total Return

Average annual total return is the annual compounded rate of return for a variable investment option that would have produced the ending redeemable value over the stated period if the performance remained constant throughout. The calculation assumes a single $1,000 premium payment is made into the variable investment option at the beginning of the period and full redemption is made at the end of the period. It reflects adjustments for all Series Portfolio-level and contract-level charges, except any premium tax charge or charges for optional Rider benefits described in the prospectus. The annual contract fee has been included as an annual percentage of assets.

We calculate the average annual total return for each variable investment option, other than the money market variable investment option, according to the following "Standard" formula prescribed by the SEC:

                              P x ( 1 + T )n = ERV

Where:

     P = a hypothetical initial premium payment of $1,000
     T = average annual total return
     n = number of years
     ERV = ending redeemable value of a hypothetical$1,000 premium payment, made at the beginning of such period (or fractional portion thereof)

We calculate values for one, three and five year periods, or fractional period thereof starting on the date a variable investment option was first available in the Account. We also calculate values from the date a variable investment option was first available in the Account. We do not calculate ten year periods because the Account did not commence operations until 1995. Returns of less than one year are not annualized. The inception date may be different from the date a variable investment option was first available in the contracts because the Account is used for other variable annuities offered by us.

Yield

We may calculate current yield for each variable investment option, other than the money market variable investment options, according to the following formula prescribed by the SEC:

                                     [(a-b    )6    ]
                            Yield = 2[(--- + 1)  - 1]
                                     [( cd    )     ]

Where:

     a = net investment income earned during the period by the Portfolio whose shares are owned by the variable investment option b = expenses accrued for the period (net of any reimbursements) c = the average daily number of accumulation units outstanding during the period d = the offering price per accumulation unit on the last day of the period

According to this formula, yield is determined by dividing the net investment income per accumulation unit earned during the period (minus the deduction for mortality and expense risk charge, administration charge and annual contract fee) by the accumulation unit value on the last day of the period and annualizing the resulting figure. The calculation is based on specified 30 day-periods identified in the advertisement. Charges for premium taxes or optional Rider benefits are not reflected in the calculation.

"Non-Standardized" Performance

We may calculate "non-standardized" average annual total returns for each variable investment option. The calculation assumes a single $1,000 premium payment is made into the variable investment option at the beginning of the period and NO redemption is made at the end of the period. It reflects adjustments for all Series Portfolio-level and contract-level charges, except any premium tax charge, withdrawal charge, annual contract fee, or charges for optional Rider benefits described in the prospectus.

Although the contracts did not exist during all the periods for which we calculate "non-standardized" performance, we adjust the returns of the variable investment options by the contracts' asset-based charge.

                          Other Performance Information

You can compare performance information at the Account level to other variable annuity separate accounts or other investment products surveyed by Lipper Analytical Services, Inc., an independent service that monitors and ranks the performance of investment companies.

           State Variations Regarding Recognition of Same-Sex Couples


The Federal Defense of Marriage Act ("DOMA") does not recognize civil unions or same-sex marriage. Therefore, the federal tax treatment available to spouses who fall within the definition of DOMA may not be available to civil union or same-sex marriage partners. However, the following table identifies the states that may, pursuant to state law, extend to civil union and same-sex marriage partners the same benefits (other than federal tax benefits) that are granted to spouses who fall within the definition of DOMA:


        STATE                  TYPE OF JURISDICTION                                   RELATED RULE
--------------------   -----------------------------------   --------------------------------------------------------------
     California               Domestic Partnership
      Colorado          Designated Beneficiary Agreements    May recognize spouses of civil unions from other jurisdictions
    Connecticut                 Same-Sex Marriage
District of Columbia          Domestic Partnership,
                                Same-Sex Marriage
       Hawaii          Reciprocal Beneficiary Relationship
      Illinois                     Civil Union
        Iowa                    Same-Sex Marriage
       Maine                  Domestic Partnerships
      Maryland                Domestic Partnership           Also recognizes spouses of same-sex marriages who were married in another jurisdiction
   Massachusetts                Same-Sex Marriage
       Nevada                 Domestic Partnership
   New Hampshire                Same-Sex Marriage
     New Jersey                   Civil Union,               Also recognizes spouses of civil unions who were married in
                              Domestic Partnership           another jurisdiction
      New York                         --                    Recognizes spouses of civil unions and same-sex marriages who were married in another jurisdiction
       Oregon                 Domestic Partnership
    Rhode Island              Domestic Partnership           Recognizes spouses of civil unions and same-sex marriages who were married in another jurisdiction
      Vermont                   Same-Sex Marriage
     Washington               Domestic Partnership
     Wisconsin                Domestic Partnerships


The table above is current only as of the date of this Statement of Additional Information. Please consult with your own qualified tax advisor for information on: (1) how federal tax rules may affect Contracts where civil union or same-sex marriage partners either singularly or jointly own the Contract, or are designated Annuitant(s), Beneficiary(ies) and/or Covered Person(s); and (2) your state's regulations regarding civil unions and same-sex marriages.

                              Qualified Plan Types

TRADITIONAL IRAS

Individual Retirement Annuities


Section 408 of the Internal Revenue Code ("Code") permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity or IRA (sometimes referred to as a traditional IRA to distinguish it from the Roth IRA discussed below). IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be rolled over on a tax-deferred basis into an IRA. The Contract may not, however, be used in connection with an Education IRA under section 530 of the Code.



The Contract may be issued with a death benefit or certain benefits provided by an optional Rider. The presence of such benefits may increase the amount of any required minimum distributions for IRAs and other Contracts subject to the required minimum distribution rules.

Distributions


In general, unless you have made non-deductible contributions to your IRA, all amounts paid out from a traditional IRA contract (in the form of an annuity, a single sum, death benefits or partial withdrawal), are taxable to the payee as ordinary income. As in the case of a Contract not purchased under a Qualified Plan, you may incur an additional 10% penalty tax if you make a surrender or withdrawal before you reach age 59 1/2 (unless certain exceptions apply as specified in Code section 72(t)). If you have made any non-deductible contributions to an IRA contract, all or part of any withdrawal or surrender distribution, single sum death benefit or annuity payment, may be excluded from your taxable income when you receive the distribution.



The tax law requires that annuity payments or other distributions under a traditional IRA contract begin no later than April 1 of the year following the year in which the Owner attains age 70 1/2. The amount that must be distributed each year is computed on the basis of the Owner's age and the value of the Contract, taking into account both the account balance and the actuarial present value of other benefits provided under the Contract.


ROTH IRAS

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a Roth IRA. Roth IRAs are generally subject to the same rules as non-Roth IRAs, but they differ in certain significant respects.

Among the differences are that contributions to a Roth IRA are not deductible and qualified distributions from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the Owner was made. Second, the distribution must be:

     -    made after the Owner attains age 59 1/2;

     -    made after the Owner's death;

     -    attributable to the Owner being disabled; or


     -    a qualified first-time homebuyer distribution within the meaning of section 72(t) (2) (F) of the Code.



In addition, distributions from Roth IRAs need not commence when the Owner attains age 70 1/2. Distributions must, however, begin after the Owner's death. A Roth IRA may (subject to constraints explained below under "Conversion or Direct Rollover to a Roth IRA") accept a "qualified rollover contribution" from another Roth IRA, a traditional IRA, a qualified retirement plan described in section 401(a) or 403(a) of the Code, a tax-sheltered annuity contract described in section 403(b) of the Code, or an eligible deferred compensation plan maintained by a governmental employer under section 457(b) of the Code.


If the Contract is issued with certain death benefits or benefits provided by an optional Rider, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which include Roth IRAs) and other Contracts subject to the minimum distribution rules. Also, the state tax treatment of a Roth IRA may differ from the federal income tax treatment of a Roth IRA. YOU SHOULD SEEK INDEPENDENT TAX ADVICE IF YOU INTEND TO USE THE CONTRACT IN CONNECTION WITH A ROTH IRA.

Conversion or Direct Rollover to a Roth IRA


You can convert a traditional IRA to a Roth IRA or directly roll over distributions from a retirement plan described in section 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in section 457(b) of the Code to a Roth IRA. The Roth IRA annual contribution limit does not apply to converted or rollover amounts.



You must, however, pay tax on any portion of the converted or direct rollover amount that would have been taxed if you had not converted or rolled over to a Roth IRA. No similar limitations apply to rollovers to a Roth IRA from another Roth IRA or from a designated Roth account within a qualified retirement plan. Please note that the amount deemed to be the "converted amount" for tax purposes may be higher than the Contract Value because of the deemed value of guarantees. If the converted or rollover amount is held in an annuity contract issued by us, and you ask us to withhold any amount to pay the tax on the conversion or rollover, we will treat the withholding as a contract withdrawal. The amount withheld could reduce the benefit value of any elected optional guarantee Rider, in a proportion determined by the Rider. You may find it advantageous to pay the tax due on the conversion or rollover from resources outside of the annuity contract in order to avoid any benefit reduction. YOU SHOULD SEEK INDEPENDENT TAX ADVICE IF YOU INTEND TO USE THE CONTRACT IN CONNECTION WITH A ROTH IRA.


SIMPLE IRA PLANS


In general, under section 408(p) of the Code a small business employer may establish a SIMPLE IRA retirement plan if the employer employed no more than 100 employees earning at least $5,000 during the preceding year. Under a SIMPLE IRA plan both employees and the employer make deductible contributions. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. If the Contract is issued with certain death benefits or benefits provided by an optional Rider, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SIMPLE IRAs) and other Contracts subject to the minimum distribution rules. The requirements for minimum distributions from a SIMPLE IRA retirement plan are generally the same as those discussed above for distributions from a traditional IRA. The rules on taxation of distributions are also similar to those that apply to a traditional IRA, except that (i) tax free rollovers may be made from a SIMPLE IRA plan only to another SIMPLE IRA plan during the first two years of participation in the plan; and (ii) the penalty tax on early distribution from a SIMPLE IRA plan that occurs during the first two years of participation is 25%, instead of 10%. EMPLOYERS INTENDING TO USE THE CONTRACT IN CONNECTION WITH SUCH PLANS SHOULD SEEK INDEPENDENT TAX ADVICE.

SIMPLIFIED EMPLOYEE PENSIONS (SEP-IRAS)


Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. If the Contract is issued with certain death benefits or benefits provided by an optional Rider, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SEP-IRAs) and other Contracts subject to the minimum distribution rules. The requirements for minimum distributions from a SEP-IRA, and rules on taxation of distributions from a SEP-IRA, are generally the same as those discussed above for distributions from a traditional IRA.


SECTION 403(B) QUALIFIED PLANS OR TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the Purchase Payments from gross income for tax purposes. These Contracts are commonly referred to as "tax-sheltered annuities." PURCHASERS OF THE CONTRACTS FOR SUCH PURPOSES SHOULD SEEK INDEPENDENT ADVICE AS TO ELIGIBILITY, LIMITATIONS ON PURCHASE PAYMENTS, AND OTHER TAX CONSEQUENCES. In particular, purchasers should note that the Contract provides death benefit options that may exceed the greater of the Purchase Payments and Contract Value. It is possible that the presence of the death benefit could be characterized by the IRS as an "incidental death benefit" and result in currently taxable income to the Owner. There also are limits on the amount of incidental benefits that may be provided under a tax-sheltered annuity. If a Contract is issued with a death benefit or benefits provided by an optional Rider, the presence of these benefits may increase the amount of any required minimum distributions that must be made.

Final regulations concerning tax sheltered annuity contracts became effective on July 26, 2007, but are generally applicable for tax years beginning after December 31, 2008. These regulations require the employer to adopt a written defined contribution plan which, in both form and operation, satisfies the requirements of the regulations. The regulations specify that any exchange of a 403(b) annuity contract for another 403(b) annuity contract occurring after September 24, 2007 will not be treated as a taxable distribution provided the employer and the company issuing the new contract have agreed to share information concerning the employee's employment status, hardship distributions and loans, if any.

Restrictions on Section 403(b) Qualified Plans


REQUIRED DOCUMENTATION. We currently are not offering this Contract for use in a retirement plan intended to qualify as a Section 403(b) Qualified Plan (a "Section 403(b) Qualified Plan" or the "Plan"). If you had purchased this Contract for use in a Section 403(b) Qualified Plan, your employer, the Plan's administrator, or the Plan's sponsor may request that we enter into an agreement with your Section 403(b) Qualified Plan concerning the sharing of information related to your Contract (an "Information Sharing Agreement"). Unless contained in an Information Sharing Agreement, we may receive a written determination by your employer, the Plan administrator or the Plan sponsor of your Section 403(b) Qualified Plan that the plan qualifies under section 403(b) of the Code and complies with applicable Treasury regulations (a "Certificate of Compliance") (Information Sharing Agreement and Certificate of Compliance, together the "Required Documentation").


We may accept, reject or modify any of the terms of a proposed Information Sharing Agreement presented to us, and make no representation that we will enter into an Information Sharing Agreement with your Section 403(b) Qualified Plan.


OWNERSHIP. You may not sell, assign, transfer, discount or pledge (as collateral for a loan or as security for the performance of an obligation, or for any other purpose) a 403(b) Qualified Plan Contract or some or all of such a Contract's value to any person other than us without the consent of an employer, a Plan administrator or a Plan sponsor. A request to transfer ownership must be accompanied by the Required Documentation. In the event we do not receive the Required Documentation and you nonetheless direct us to proceed with a transfer of ownership, the transfer may be treated as a taxable transaction and your Contract may no longer be qualified under section 403(b), which may result in additional adverse tax consequences to you.


ADDITIONAL PURCHASE PAYMENTS. We will not accept Additional Purchase Payments in the form of salary reduction, matching or other similar contributions in the absence of the Required Documentation. Matching or other employer contributions to Contracts issued on or after January 1, 2009, will be subject to restrictions on withdrawals specified in the Section 403(b) Qualified Plan.

We will not knowingly accept transfers, in the absence of the Required Documentation, from another existing annuity contract or other investment under a Section 403(b) Qualified Plan into a previously issued Contract used in a
Section 403(b) Qualified Plan. Provided that we receive the Required Documentation, such transfers shall be made directly from a Plan through an employer, a Plan administrator or a Plan sponsor, or by a transfer acceptable to us.



In the event that we do not receive the Required Documentation and you nonetheless direct us to proceed with the Additional Purchase Payments, the Additional Purchase Payment may be treated as a taxable transaction and your Contract may no longer be qualified under section 403(b), which may result in additional adverse tax consequences to you.


WITHDRAWALS. Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

     - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;

     -    earnings on those contributions; and

     - earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of 1988.


These amounts can be paid only if the employee has reached age 59 1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). The exception for hardship distributions applies to actual elective contributions made after 1988; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to section 403(b)(7) custodial accounts may be subject to more stringent restrictions.



Exercise of the withdrawal right for each withdrawal under the Contract may be subject to the terms of the Section 403(b) Qualified Plan and may require the consent of the employer, the Plan administrator or the Plan sponsor, as well as the participant's spouse, under section 403(b) of the Code and applicable Treasury Regulations.



In the event that we do not receive the Required Documentation and you nonetheless direct us to proceed with the withdrawal, your Contract may no longer be qualified under section 403(b), which may result in additional adverse tax consequences to you. Employer consent is not required when we have received documentation in a form acceptable to us confirming that you have reached age
59 1/2, separated from service, died or become disabled. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a section 403(b)(7) custodial account.)


LOANS. Loans from Qualified Contracts intended for use under Section 403(b) Qualified Plans, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan and the manner in which the loan must be repaid. We currently offer a loan privilege to Owners of Contracts issued in connection with Section 403(b) Qualified Plans: 1) that were issued prior to January 1, 2009; 2) that are not subject to Title 1 of ERISA, and 3) that have not elected a guaranteed minimum withdrawal benefit Rider. We will not permit nor support loans from Contracts issued on or after January 1, 2009 in connection with Section 403(b) Qualified Plans.


COLLECTING AND USING INFORMATION. Through your participation in a retirement plan intended to qualify under section 403(b), the Company, your employer, your Plan administrator, and your Plan sponsor collect various types of confidential information you provide in your agreements, such as your name and the name of any Beneficiary, Social Security Numbers, addresses, and occupation information. The Company, your employer, the Plan administrator, and your Plan sponsor also collect confidential information relating to your Plan transactions, such as contract values, purchase payments, withdrawals, transfers, loans and investments. In order to comply with IRS regulations and other applicable law in servicing your Contract, the Company, your employer, the Plan administrator and the Plan sponsor may be required to share such confidential information among themselves, other current, former or future providers under the Section 403(b) Qualified Plan, and among their employees. By applying for or purchasing a Contract for use in a Section 403(b) Qualified Plan or by intending to make an additional purchase payment, transfer of ownership, transfer, withdrawal or loan on an existing Contract for use in a Section 403(b) Qualified Plan, you consent to such sharing of confidential information. The Company will not disclose any such confidential information to anyone, except as permitted by law or in accordance with your consent.



If you are considering making a rollover transfer from a retirement plan described in section 403(b) of the Code to a traditional IRA or a Roth IRA, you should consult with a tax advisor regarding possible tax consequences. If you have a loan outstanding under the section 403(b) plan, the transfer may subject you to income taxation on the amount of the loan balance.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw their interest in a variable annuity contract issued under the ORP only upon:

     - termination of employment in all Texas public institutions of higher education;

     -    retirement;

     -    death; or

     -    the participant's attainment of age 70 1/2.

Accordingly, before you withdraw any amounts from the Contract, you must furnish proof to us that one of these four events has occurred. For these purposes a change of company providing ORP benefits or a participant's transfer between institutions of higher education is not a termination of employment. Consequently there is no termination of employment when a participant in the ORP transfers the Contract Value to another Contract or another qualified custodian during the period of participation in the ORP.


CORPORATE AND SELF-EMPLOYED ("H.R.-10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS



Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-deferred retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, permits self-employed individuals to establish tax-favored retirement plans, commonly referred to as "H.R.-10" or "Keogh" plans, for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans. The Contract provides death benefit options that in certain circumstances may exceed the greater of the Purchase Payments and Contract Value. It is possible that the presence of the death benefit could be characterized by the IRS as an "incidental death benefit" and result in currently taxable income to the participant. There also are limits on the amount of incidental benefits that may be provided under pension and profit sharing plans. If the Contract is issued with certain death benefits or benefits provided under an optional Rider, the presence of these benefits may increase the amount of any required minimum distributions that must be made. EMPLOYERS INTENDING TO USE THE CONTRACT IN CONNECTION WITH SUCH PLANS SHOULD SEEK INDEPENDENT ADVICE.



Minimum distributions to the employee under an employer's pension and profit sharing plan qualified under section 401(a) of the Code must begin no later than April 1 of the year following the calendar year in which the employee reaches age 70 1/2 or, if later, retires. In the case of an employee who is a 5 percent Owner as defined in Code section 416, the required beginning date is April 1 of the year following the calendar year in which employee reaches age 70 1/2.


DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes.


A section 457 plan must satisfy several conditions, including the requirement that it must not permit distributions prior to your separation from service (except in the case of an unforeseen emergency).



When we make payments under your Contract, the payment is taxed as ordinary income. Minimum distributions under a section 457 plan must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires. If the Contract is issued with certain death benefits or benefits provided under an optional Rider, the presence of these benefits may increase the amount of any required minimum distributions that must be made.


                         Calculation of Annuity Payments

CALCULATION OF ANNUITY UNITS

We use a measuring device called an "annuity unit" to help us compute the amount of each monthly payment that is based on a variable investment option. Each variable investment option has its own annuity unit with its own annuity unit value.

The number of the contract's annuity units for each variable investment option normally doesn't change while the payee continues to receive payments, unless the payee makes a transfer from one variable investment option to another. The amount of each monthly annuity payment based on a variable investment option equals the number of the contract's annuity units in that option times the value of one such unit as of the tenth day preceding the payment's due date.

To compute the amount of the first annuity payment that is based on any variable investment option, we first determine the amount of your contract's value that we will apply to that variable option. We do this as of 10 calendar days prior to the date the initial monthly annuity payment is due, in the manner described in the prospectus under "The annuity period - choosing fixed or variable annuity payments."

For each variable investment option, we THEN divide:

                         the resulting value (minus any
                               premium tax charge)

                                       by

                                     $1,000

and multiply the result by

                    the applicable annuity purchase rate set
                      forth in the contract and reflecting

                      (1) the age and, possibly, sex of the
                                   payee and

                         (2) the assumed investment rate
                                (discussed below)

This computation determines the amount of initial monthly variable annuity payment to the annuitant from each variable investment option.

We then determine the number of annuity units to be credited to the contract from each of such variable investment options by dividing:

               the amount of the initial monthly variable annuity
                   payment from that variable annuity option

                                       by

                     the annuity unit value of that variable
                    investment option as of 10 calendar days
                  prior to the date the initial payment is due

For example, assume that 10 days before the date of maturity, a contract has credited to it 4000.000 accumulation units, each having a value of $12.000000. Assume, further, that the appropriate annuity purchase rate in the contract for an assumed investment rate of 3 1/2% is $5.47 per $1000 of proceeds for the annuity option elected. The first monthly annuity payment would be $262.56.

                           4000.000 x 12.000000 x 5.47
                           ---------------------------
                                      1,000

If the value of an annuity unit 10 days before the date of maturity was $1.4000000, the number of annuity units represented by the first and subsequent payments would be 187.543 ($262.56/$1.4000000). If the annuity unit value 10 days before the due date of the second monthly payment was $1.405000, the amount of the second payment would be $263.50 (187.543 x $1.405000).

Annuity Unit Values

The value of the annuity units varies from day to day, depending on the investment performance of the variable investment option, the deductions made against the variable investment option, and the assumed investment rate used in computing annuity unit values. Thus, the variable monthly annuity payments vary in amount from month to month.

We calculate annuity unit value separately for each variable investment option. As of the close of each business day, we calculate the value of one annuity unit by

     (1) multiplying the immediately preceding annuity unit value by the sum of one plus the applicable net investment rate for the period subsequent to such preceding value and then

     (2) multiplying this product by an adjustment factor to neutralize the assumed investment rate used in determining the amounts of annuity payable. If your contract has an assumed investment rate of 3 1/2% per year, the adjustment factor for a valuation period of one day would be
          0.99990575. We neutralize the assumed investment rate by applying the adjustment factor so that the variable annuity payments will increase only if the actual net investment rate of the variable investment option exceeds 3 1/2% per year and will decrease only if is less than 3 1/2% per year.

The amount of the initial variable monthly payment is determined on the assumption that the actual net investment rate of each variable investment option used in calculating the "net investment factor" (described below) will be equal on an annual basis to the "assumed investment rate" (described under "The annuity period - variable monthly annuity payments" in the prospectus). If the actual net investment rate between the dates for determining two monthly annuity payments is greater than the assumed investment rate, the latter monthly payment will be larger in amount than the former. On the other hand, if the actual net investment rate between the dates for determining two monthly annuity payments is less than the assumed investment rate, the latter monthly payment will be smaller in amount than the former.

MORTALITY TABLES

The mortality tables used as a basis for both variable and fixed annuity purchase rates are the 1983a Mortality Tables, with projections of mortality improvements and with certain age adjustments based on the contract year of annuitization. The mortality table used in a Contract purchased in connection with certain employer-related plans and used in all contracts issued in Montana will be the Female Annuity Table of the 1983a Mortality Tables. The impact of this change will be lower benefits (5% to 15%) from a male's viewpoint than would otherwise be the case.

              Additional Information about Determining Unit Values

The general manner in which we compute annuity unit values is discussed above. Like annuity unit values, we calculate accumulation unit values separately for each variable investment option. As of the close of each business day, we calculate the value of one accumulation unit of a variable investment option by multiplying the immediately preceding accumulation unit value by the sum of one plus the applicable "net investment rate" for the period subsequent to such preceding value. See "Net investment rate" below.

Net Investment Rate

For any period, the net investment rate for a variable investment option equals

     (1) the percentage total investment return of the corresponding Portfolio for that period (assuming reinvestment of all dividends and other distributions from the Portfolio), less

     (2) for each calendar day in the period, a deduction of 0.001781% of the value of the variable investment option at the beginning of the period, and less

     (3) a further adjustment in an appropriate amount if we ever elect to impose a charge for our income taxes.

Adjustment of Units and Values

We reserve the right to change the number and value of the accumulation units and/or annuity units credited to your contract, without notice, provided that strict equity is preserved and the change does not otherwise affect the benefits, provisions, or investment return of your contract.

Hypothetical Example Illustrating the Calculation of Accumulation Unit Values and Annuity Unit Values

Assume at the beginning of the period being considered, the value of a particular variable investment option was $4,000,000. Investment income during the period totaled $2000, while capital gains were $3000 and capital losses were $1000. Assume also that we are not imposing any tax charge. Charges against the beginning value of the variable investment option amount to $71.21 assuming a one day period. The $71.21 was computed by multiplying the beginning value of $4,000,000 by the factor 0.00001781. By substituting in the first formula above, the net investment rate is equal to $3928.76 ($2000 + $3000 - $1000 - $71.21)
divided by $4,000,000 or 0.0009822.

Assume further that each accumulation unit had a value of $11.250000 on the previous business day, and the value of an annuity unit on such previous date was $1.0850000. Based upon the experience of the variable investment option during the period, the value of an accumulation unit at the end of the period would be ($11.250000 x (1 + .0009822)) or $11.261050. The value of an annuity unit at the end of the period would be ($1.0850000 x (1. + .0009822) x ..99990575) or $1.085963. The final figure, .99990575, neutralizes the effect of a 3 1/2% assumed investment rate so that the annuity unit's change in value reflects only the actual investment experience of the variable investment option.

                  Purchase and Redemptions of Portfolio Shares

JHVLICO purchases and redeems Portfolio shares for the Separate Account at their net asset value without any sales or redemption charges. Each available Portfolio issues its own separate series of Portfolio shares. Each such series represents an interest in one of the Portfolios of the Series Portfolio, which corresponds to one of our variable investment options. Any dividend or capital gains distributions received by the Account will be reinvested in shares of that same Portfolio at their net asset value as of the dates paid.

On each business day, the account purchases and redeems shares of each Portfolio for each variable investment option based on, among other things, the amount of Purchase Payments allocated to that option, dividends reinvested, and transfers to, from and among investment options, all to be effected as of that date. Such purchases and redemptions are effective at the net asset value per Series Portfolio share for each Portfolio determined on that same date.

                              The Separate Account

In addition to the assets attributable to Contracts, the Separate Account may include amounts contributed by John Hancock USA or its predecessor, JHVLICO, to commence operations of a Variable Investment Option or an underlying Portfolio. From time to time these additional amounts may be transferred in cash by us to our general account. Before any such transfer, we will consider any possible adverse impact the transfer might have on any Variable Investment Option. The assets of one Variable Investment Option are not necessarily legally insulated from liabilities associated with another Variable Investment Option.

                        Liability for Telephone Transfers


If you authorize telephone transfers, you will be liable for any loss, expense or cost arising out of any unauthorized or fraudulent telephone or fax instructions which we reasonably believe to be genuine, unless such loss, expense or cost is the result of our mistake or negligence. We employ procedures which provide safeguards against unauthorized transactions, and which are reasonably designed to confirm that instructions received by telephone are genuine. These procedures include:


     -    requiring personal identification,

     -    tape recording calls, and

     -    providing written confirmation to the owner.

If we do not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, we may be liable for any loss due to unauthorized or fraudulent instructions.

                                Voting Privileges

Here's the formula we use to determine the number of Portfolio shares as to which you may give instructions:

                             the total value of your
                          accumulation units value in a
                           variable investment option

                                   divided by

                        the net asset value of 1 share of
                         the corresponding class of the
                               Portfolio's shares

At a shareholders' meeting, you may give instructions regarding:

     (1)  the election of a Board of Trustees,

     (2)  the ratification of the selection of independent auditors,

     (3) the approval of a Series Portfolio's investment management agreements, and

     (4)  other matters requiring a vote under the 1940 Act.

The annuitant or other payee will also be entitled to give voting instructions with respect to the Portfolio shares corresponding to any variable investment option under which variable annuity payments are then being made. We determine the number of Portfolio shares for which the payee can give instructions by dividing the actuarially determined present value of the payee's annuity units that correspond to that Portfolio by the net asset value of one share of that Portfolio.

We will furnish you information and forms so that you may give voting instructions.

We may own Portfolio shares that we do not hold in any separate account whose participants are entitled to give voting instructions. We will vote such shares in proportion to the instructions we receive from all variable annuity contract and variable life insurance policy owners who give us instructions for that Portfolio's shares (including owners who participate in separate accounts other than the Separate Account). The effect of this proportional voting is that a small number of Contract Owners can determine the outcome of a vote.

We have designed your voting privileges based upon our understanding of the requirements of the federal securities laws. If the applicable laws, regulations, or interpretations change to eliminate or restrict the need for such voting privileges, we reserve the right to proceed in accordance with any such revised requirements.

                          Legal and Regulatory Matters

There are no legal proceedings to which we, the Separate Account or the principal underwriter is a party, or to which the assets of the Separate Account are subject, that are likely to have a material adverse effect on:

     -    the Separate Account; or

     - the ability of the principal underwriter to perform its contract with the Separate Account; or

     - on our ability to meet our obligations under the variable annuity contracts funded through the Separate Account.

On June 25, 2007, John Hancock Investment Management Services, LLC (the "Adviser") and John Hancock Distributors LLC (the "Distributor") and two of their affiliates (collectively, the "John Hancock Affiliates") reached a settlement with the Securities and Exchange Commission ("SEC") that resolved an investigation of certain practices relating to the John Hancock Affiliates' variable annuity and mutual fund operations involving directed brokerage and revenue sharing. Under the terms of the settlement, each John Hancock Affiliate was censured and agreed to pay a $500,000 civil penalty to the United States Treasury. In addition, the Adviser and the Distributor agreed to pay disgorgement of $14,838,943 and prejudgment interest of $2,001,999 to the John Hancock Trust Portfolios that participated in the Adviser's commission recapture program during the period from 2000 to April 2004. Collectively, all John Hancock Affiliates agreed to pay a total disgorgement of $16,926,420 and prejudgment interest of $2,361,460 to the entities advised or distributed by John Hancock Affiliates. The Adviser discontinued the use of directed brokerage in recognition of the sale of Portfolio shares in April 2004.

                              Financial Statements

AUDITED CONSOLIDATED FINANCIAL STATEMENTS
John Hancock Life Insurance Company (U.S.A.)
For the Years Ended December 31, 2010, 2009, and 2008

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

               INDEX TO AUDITED CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm..................   F-1
Audited Consolidated Financial Statements
   Consolidated Balance Sheets-
      As of December 31, 2010 and 2009...................................   F-2
   Consolidated Statements of Operations-
      For the Years Ended December 31, 2010, 2009, and 2008..............   F-4
   Consolidated Statements of Changes in Shareholder's
      Equity and Comprehensive Income (Loss)-
      For the Years Ended December 31, 2010, 2009, and 2008..............   F-5
   Consolidated Statements of Cash Flows-
      For the Years Ended December 31, 2010, 2009, and 2008..............   F-8
   Notes to Consolidated Financial Statements............................   F-10

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
John Hancock Life Insurance Company (U.S.A.)

We have audited the accompanying consolidated balance sheets of John Hancock Life Insurance Company (U.S.A.) (the Company) as of December 31, 2010 and 2009, and the related consolidated statements of operations, changes in shareholder's equity and comprehensive income (loss), and cash flows for each of the three years in the period ended December 31, 2010. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of John Hancock Life Insurance Company (U.S.A.) at December 31, 2010 and 2009, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2010, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the consolidated financial statements, in 2010 the Company changed their method of accounting and reporting for variable interest entities, in 2009 the Company changed their method of accounting and reporting for other-than-temporary impairments on debt securities, and in 2008 the Company changed their method of accounting and reporting for certain assets to a fair value measurement approach.


                                              /s/ Ernst & Young, LLP

Boston, Massachusetts
March 30, 2011

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

                           CONSOLIDATED BALANCE SHEETS

                                                                      DECEMBER 31,
                                                                  -------------------
                                                                    2010       2009
                                                                  --------   --------
                                                                     (IN MILLIONS)
ASSETS
   Investments
   Fixed maturities:
      Available-for-sale--at fair value (amortized cost:
         2010--$60,956; 2009--$55,386) ........................   $ 62,402   $ 55,581
      Held-for-trading--at fair value (cost: 2010--$1,616;
         2009--$1,231) (includes variable interest entity
         assets, at fair value, of $401 and $0 at December 31,
         2010 and 2009, respectively) .........................      1,627      1,208
   Equity securities:
      Available-for-sale--at fair value (cost: 2010--$486;
         2009--$489) ..........................................        588        558
   Mortgage loans on real estate ..............................     13,343     12,623
   Investment real estate, agriculture, and timber ............      3,610      3,084
   Policy loans ...............................................      5,050      4,949
   Short-term investments .....................................      1,472      3,973
   Other invested assets ......................................      3,883      3,417
                                                                  --------   --------
         Total Investments ....................................     91,975     85,393
   Cash and cash equivalents (includes variable interest entity assets of $44 and $0 at December 31, 2010 and 2009,
      respectively) ...........................................      2,772      4,915
   Accrued investment income (includes variable interest entity assets of $6 and $0 at December 31, 2010 and 2009,
      respectively) ...........................................        974        896
   Goodwill ...................................................      1,453      3,053
   Value of business acquired .................................      1,959      2,171
   Deferred policy acquisition costs and deferred sales
      inducements .............................................     10,006      9,565
   Amounts due from and held for affiliates ...................      3,673      3,828
   Intangible assets ..........................................      1,285      1,294
   Reinsurance recoverable ....................................     10,910     10,171
   Derivative asset ...........................................      2,975      2,142
   Other assets ...............................................      2,044      2,035
   Separate account assets (includes variable interest entity assets of $116 and $106 at December 31, 2010 and 2009,
      respectively) ...........................................    136,002    122,466
                                                                  --------   --------
         TOTAL ASSETS .........................................   $266,028   $247,929
                                                                  ========   ========

The accompanying notes are an integral part of these consolidated financial statements.

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

                                                                      DECEMBER 31,
                                                                  -------------------
                                                                    2010       2009
                                                                  --------   --------
                                                                     (IN MILLIONS)
LIABILITIES AND SHAREHOLDER'S EQUITY
LIABILITIES
   Future policy benefits .....................................   $ 82,231   $ 78,478
   Policyholders' funds .......................................      8,308      9,125
   Unearned revenue ...........................................      2,600      2,615
   Unpaid claims and claim expense reserves ...................      1,292      1,303
   Policyholder dividends payable .............................        595        619
   Amounts due to affiliates ..................................      2,290      3,714
   Short-term debt ............................................          7          6
   Long-term debt (includes variable interest entity
     liabilities of $351 and $0 at December 31, 2010 and 2009,
     respectively) ............................................        838        484
   Consumer notes .............................................        966      1,205
   Current income tax payable .................................         21        232
   Deferred income tax liability ..............................      2,765      1,755
   Coinsurance funds withheld .................................      4,871      4,359
   Derivative liability (includes variable interest entity
      liabilities of $10 and $0 at December 31, 2010 and 2009,
      respectively) ...........................................      3,404      2,629
   Other liabilities (includes variable interest entity
      liabilities of $7 and $0 at December 31, 2010 and 2009,
      respectively) ...........................................      3,737      3,363
   Separate account liabilities (includes variable interest
      entity liabilities of $116 and $106 at December 31, 2010
      and 2009, respectively ..................................    136,002    122,466
                                                                  --------   --------
         Total Liabilities ....................................    249,927    232,353
COMMITMENTS, GUARANTEES, CONTINGENCIES, AND LEGAL PROCEEDINGS
   (NOTE 11)
SHAREHOLDER'S EQUITY
   Preferred stock ($1.00 par value; 50,000,000 shares
      authorized; 100,000 shares issued and outstanding at
      December 31, 2010 and 2009) .............................         --         --
   Common stock ($1.00 par value; 50,000,000 shares authorized;
      4,728,939 and 4,728,938 shares issued and outstanding at
      December 31, 2010 and 2009, respectively) ...............          5          5
   Additional paid-in capital .................................     12,776     12,427
   Retained earnings ..........................................      1,907      2,822
   Accumulated other comprehensive income .....................      1,168        129
                                                                  --------   --------
      Total John Hancock Life Insurance Company (U.S.A.)
         Shareholder's Equity .................................     15,856     15,383
   Noncontrolling interests ...................................        245        193
                                                                  --------   --------
      Total Shareholder's Equity ..............................     16,101     15,576
                                                                  --------   --------
      TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY ..............   $266,028   $247,929
                                                                  ========   ========

The accompanying notes are an integral part of these consolidated financial statements.

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

                      CONSOLIDATED STATEMENTS OF OPERATIONS

                                                                       YEARS ENDED DECEMBER 31,
                                                                     ---------------------------
                                                                       2010      2009      2008
                                                                     -------   -------   -------
                                                                            (IN MILLIONS)
REVENUES
   Premiums ......................................................   $ 3,922   $ 3,946   $    81
   Fee income ....................................................     3,759     3,561     3,427
   Net investment income .........................................     4,567     4,346     4,441
   Net realized investment and other gains (losses):
      Total other-than-temporary impairment losses ...............      (178)     (754)   (1,767)
      Portion of loss recognized in other comprehensive income ...        57        91        --
                                                                     -------   -------   -------
      Net impairment losses recognized in earnings ...............      (121)     (663)   (1,767)
      Other net realized investment and other gains (losses) .....       502    (1,174)    1,544
                                                                     -------   -------   -------
   Total net realized investment and other gains (losses) ........       381    (1,837)     (223)
   Other revenue .................................................        26        46        62
                                                                     -------   -------   -------
         Total revenues ..........................................    12,655    10,062     7,788
BENEFITS AND EXPENSES
   Benefits to policyholders .....................................     6,887     4,558     4,771
   Policyholder dividends ........................................       846       918       939
   Amortization of deferred policy acquisition costs, deferred
      sales inducements, and value of business acquired ..........       752     1,211      (336)
   Goodwill impairment ...........................................     1,600        --        --
   Other operating costs and expenses ............................     3,225     3,071     3,064
                                                                     -------   -------   -------
         Total benefits and expenses .............................    13,310     9,758     8,438
                                                                     -------   -------   -------
(Loss) income before income taxes ................................      (655)      304      (650)
Income tax expense (benefit) .....................................       222        (7)     (339)
                                                                     -------   -------   -------
Net (loss) income ................................................      (877)      311      (311)
Less: net income (loss) attributable to noncontrolling
   interests .....................................................        36       (16)       16
                                                                     -------   -------   -------
Net (loss) income attributable to John Hancock Life Insurance
   Company (U.S.A.) ..............................................   $  (913)  $   327   $  (327)
                                                                     =======   =======   =======

The accompanying notes are an integral part of these consolidated financial statements.

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

               CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S
                     EQUITY AND COMPREHENSIVE INCOME (LOSS)

                                                                            TOTAL JOHN
                                                                           HANCOCK LIFE
                                                                             INSURANCE
                                                             ACCUMULATED      COMPANY
                                      ADDITIONAL                OTHER        (U.S.A.)                         TOTAL
                             CAPITAL    PAID-IN   RETAINED  COMPREHENSIVE  SHAREHOLDER'S  NONCONTROLLING  SHAREHOLDER'S  OUTSTANDING
                              STOCK     CAPITAL   EARNINGS  INCOME (LOSS)     EQUITY        INTERESTS         EQUITY        SHARES
                             -------  ----------  --------  -------------  -------------  --------------  -------------  -----------
                                                    (IN MILLIONS, EXCEPT FOR OUTSTANDING SHARES)                             (IN
                                                                                                                          THOUSANDS)
BALANCE AT JANUARY 1,
   2008 ...................    $ 5      $11,926    $ 3,046     $ 1,083       $16,060           $143          $16,203        4,829
Comprehensive (loss)
   income:
   Net (loss) income ......                           (327)                     (327)            16             (311)
      Other comprehensive
         loss, net of tax:
      Net unrealized
        investment losses..                                     (2,534)       (2,534)                         (2,534)
      Foreign currency
         translation
         adjustment .......                                        (23)          (23)                            (23)
      Pension and
         postretirement
         benefits:
         Change in prior
            service cost ..                                         (1)           (1)                             (1)
         Change in net
            actuarial
            loss ..........                                       (666)         (666)                           (666)
      Cash flow hedges ....                                      1,055         1,055                           1,055
                                                                             -------           ----          -------
Comprehensive (loss)
   income .................                                                   (2,496)            16           (2,480)
Adoption of ASC 825, fair
   value option for
   financial assets and
   financial liabilities ..                              7                         7                               7
Adoption of ASC 715,
   accounting for
   endorsement split-dollar
   life insurance
   arrangements ...........                             (1)                       (1)                             (1)
Share-based payments ......                   9                                    9                               9
Contributions from
   noncontrolling
   interests ..............                                                                      62               62
Distributions to
   noncontrolling interests                                                                     (38)             (38)
Capital contribution from
   Parent .................                 477                                  477                             477
Dividends paid to Parent ..                           (960)                     (960)                           (960)
                               ---      -------    -------     -------       -------           ----          -------        -----
BALANCE AT DECEMBER 31,
   2008 ......                 $ 5      $12,412    $ 1,765     $(1,086)      $13,096           $183          $13,279        4,829
                               ===      =======    =======     =======       =======           ====          =======        =====

The accompanying notes are an integral part of these consolidated financial statements.

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

               CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S
              EQUITY AND COMPREHENSIVE INCOME (LOSS) - (CONTINUED)

                                                                            TOTAL JOHN
                                                                           HANCOCK LIFE
                                                                             INSURANCE
                                                             ACCUMULATED      COMPANY
                                      ADDITIONAL                OTHER        (U.S.A.)                         TOTAL
                             CAPITAL    PAID-IN   RETAINED  COMPREHENSIVE  SHAREHOLDER'S  NONCONTROLLING  SHAREHOLDER'S  OUTSTANDING
                              STOCK     CAPITAL   EARNINGS  INCOME (LOSS)     EQUITY        INTERESTS         EQUITY        SHARES
                             -------  ----------  --------  -------------  -------------  --------------  -------------  -----------
                                                    (IN MILLIONS, EXCEPT FOR OUTSTANDING SHARES)                             (IN
                                                                                                                          THOUSANDS)
BALANCE AT JANUARY 1,
   2009 ...................     $5      $12,412    $1,765      $(1,086)       $13,096          $183          $13,279        4,829
Comprehensive income
   (loss):
   Net income (loss) ......                           327                         327           (16)             311
      Other comprehensive
         income, net of
          tax:
      Net unrealized
         investment gains .                                      2,916          2,916                          2,916
      Foreign currency
         translation
         adjustment .......                                          5              5                              5
      Pension and
         postretirement
         benefits:
         Change in prior
            service cost ..                                         (2)            (2)                            (2)
         Change in net
            actuarial loss                                          60             60                             60
         Net unrealized
            gain on
            split-dollar
            life
            insurance
            benefit .......                                          2              2                              2
      Cash flow hedges ....                                     (1,005)        (1,005)                        (1,005)
                                                                              -------          ----          -------
Comprehensive income
   (loss) .................                                                     2,303           (16)           2,287
Adoption of ASC 320,
   recognition of
   other-than-temporary
   impairments ............                           730         (761)           (31)                           (31)
Share-based payments ......                   8                                     8                              8
Contributions from
   noncontrolling
   interests ..............                                                                      39               39
Distributions to
   noncontrolling
   interests ..............                                                                     (13)             (13)
Capital contribution from
   Parent .................                   7                                     7                              7
                                --      -------    ------      -------        -------          ----          -------        -----
BALANCE AT DECEMBER 31,
   2009 ...................     $5      $12,427    $2,822      $   129        $15,383          $193          $15,576        4,829
                                ==      =======    ======      =======        =======          ====          =======        =====

The accompanying notes are an integral part of these consolidated financial statements.

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

               CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S
              EQUITY AND COMPREHENSIVE INCOME (LOSS) - (CONTINUED)

                                                                            TOTAL JOHN
                                                                           HANCOCK LIFE
                                                                             INSURANCE
                                                             ACCUMULATED      COMPANY
                                      ADDITIONAL                OTHER        (U.S.A.)                         TOTAL
                             CAPITAL    PAID-IN   RETAINED  COMPREHENSIVE  SHAREHOLDER'S  NONCONTROLLING  SHAREHOLDER'S  OUTSTANDING
                              STOCK     CAPITAL   EARNINGS  INCOME (LOSS)     EQUITY        INTERESTS         EQUITY        SHARES
                             -------  ----------  --------  -------------  -------------  --------------  -------------  -----------
                                                    (IN MILLIONS, EXCEPT FOR OUTSTANDING SHARES)                             (IN
                                                                                                                          THOUSANDS)
BALANCE AT JANUARY 1,
   2010 ...........             $5      $12,427    $2,822       $  129        $15,383          $ 193         $15,576        4,829
Comprehensive (loss)
   income:
   Net (loss) income ......                          (913)                       (913)            36            (877)
      Other comprehensive
         income, net of
         tax:
      Net unrealized
         investment gains .                                         776           776                            776
      Foreign currency
         translation
         adjustment .......                                         (53)          (53)                          (53)
      Pension and
         postretirement
         benefits:
         Change in prior
            service cost ..                                          (2)           (2)                           (2)
         Change in net
            actuarial loss                                            9             9                             9
         Net unrealized
            gain on
            split-dollar
            life insurance
            benefit .......                                           2             2                             2
      Cash flow hedges ....                                        (166)         (166)                         (166)
                                                                                -----                         -----
Comprehensive (loss)
   income .................                                                      (347)            36            (311)
Adoption of ASC 810,
   consolidation of
   variable interest
   entities ...............                            (2)                         (2)            45              43
Share-based payments ......                  12                                    12                             12
Contributions from
   noncontrolling
   interests ..............                                                                       23              23
Distributions to
   noncontrolling
   interests ..............                                                                      (52)            (52)
Transfer of certain pension
   and postretirement
   benefit plans to
   Parent .................                 (13)                   473            460                            460
Capital contribution from
   Parent .................                 350                                   350                            350
                                --      -------    ------       ------        -------          -----         -------        -----
BALANCE AT DECEMBER
   31, 2010 ...............     $5      $12,776    $1,907       $1,168        $15,856          $ 245         $16,101        4,829
                                ==      =======    ======       ======        =======          =====         =======        =====

The accompanying notes are an integral part of these consolidated financial statements.

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

                      CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                              YEARS ENDED DECEMBER 31
                                                                          ------------------------------
                                                                            2010       2009       2008
                                                                          --------   --------   --------
                                                                                   (IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income .....................................................   $   (877)  $    311   $   (311)
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
   Amortization of premiums and accretion of discounts associated
      with investments, net ...........................................        174        153        168
   Net realized investment and other (gains) losses ...................       (381)     1,837        223
   Amortization of deferred policy acquisition costs, deferred
      sales inducements, and value of business acquired ...............        752      1,211       (336)
   Capitalization of deferred policy acquisition costs and deferred
      sales inducements ...............................................     (1,240)    (1,642)    (2,009)
   Goodwill impairment ................................................      1,600         --         --
   Depreciation and amortization ......................................        132        134        129
   Net cash flows from trading securities .............................         73       (151)        46
   (Increase) decrease in accrued investment income ...................        (78)        17         12
   Decrease (increase) in other assets and other liabilities, net .....      1,224       (885)     2,030
   Increase (decrease) in policyholder liabilities and accruals, net ..      2,652       (143)     4,178
   Increase in deferred income taxes ..................................        447         29        114
                                                                          --------   --------   --------
Net cash provided by operating activities .............................      4,478        871      4,244
CASH FLOWS FROM INVESTING ACTIVITIES:
   Sales of:
      Fixed maturities ................................................     20,277     11,418     10,428
      Equity securities ...............................................      1,153      1,022        422
      Mortgage loans on real estate ...................................        961      1,782      1,771
      Investment real estate, agriculture, and timber .................         22          2          7
      Other invested assets ...........................................        377         71        884
   Maturities, prepayments, and scheduled redemptions of:
      Fixed maturities ................................................      2,149      2,101      2,318
      Mortgage loans on real estate ...................................        383        330        285
      Other invested assets ...........................................        233        234         --
   Purchases of:
      Fixed maturities ................................................    (27,481)   (14,722)   (12,491)
      Equity securities ...............................................     (1,118)      (733)      (288)
      Investment real estate, agriculture, and timber .................       (602)      (151)      (233)
      Other invested assets ...........................................     (1,031)      (578)    (1,056)
   Mortgage loans on real estate issued ...............................     (2,117)    (2,467)    (2,627)
   Issuance of notes receivable to affiliates .........................         --         --       (755)
   Net redemptions (purchases) of short-term investments ..............      2,501       (303)      (944)
   Other, net .........................................................       (783)       705        692
                                                                          --------   --------   --------
Net cash used in investing activities .................................     (5,076)    (1,289)    (1,587)

The accompanying notes are an integral part of these consolidated financial statements.

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

                                                                         YEARS ENDED DECEMBER 31,
                                                                       ---------------------------
                                                                         2010      2009      2008
                                                                       -------   -------   -------
                                                                              (IN MILLIONS)
CASH FLOWS FROM FINANCING ACTIVITIES:
   Capital contribution from Parent ................................   $   350   $     7   $   477
   Dividends paid to Parent ........................................        --        --      (500)
   (Decrease) increase in amounts due to affiliates ................    (1,254)    1,425      (964)
   Universal life and investment-type contract deposits ............     3,725     6,440     7,375
   Universal life and investment-type contract maturities and
      withdrawals ..................................................    (4,169)   (5,287)   (7,948)
   Net transfers from (to) separate accounts related to universal
      life and investment-type contracts ...........................         7    (1,486)   (1,918)
   Excess tax benefits related to share-based payments .............         5         8         2
   Repayments of consumer notes, net ...............................      (239)     (395)     (557)
   Issuance of short-term debt .....................................         2        --        --
   Repayments of short-term debt ...................................        (1)       --        --
   Issuance of long-term debt ......................................         2         1         2
   Repayments of long-term debt ....................................      (101)       --        (6)
   Unearned revenue on financial reinsurance .......................       112       (44)    1,592
   Net reinsurance recoverable .....................................       (23)     (186)     (125)
                                                                       -------   -------   -------
Net cash (used in) provided by financing activities ................    (1,584)      483    (2,570)
                                                                       -------   -------   -------
Net (decrease) increase in cash and cash equivalents ...............    (2,182)       65        87
Adoption of ASC 810, consolidation of variable interest entities ...        39        --        --
Cash and cash equivalents at beginning of year .....................     4,915     4,850     4,763
                                                                       -------   -------   -------
CASH AND CASH EQUIVALENTS AT END OF YEAR ...........................   $ 2,772   $ 4,915   $ 4,850
                                                                       =======   =======   =======
NON-CASH FINANCING ACTIVITIES DURING THE YEAR:
Transfer of certain pension and postretirement benefit plans
   to Parent .......................................................   $   (13)  $    --   $    --
Dividend of note receivable to Parent ..............................        --        --      (460)

The accompanying notes are an integral part of these consolidated financial statements.

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BUSINESS. John Hancock Life Insurance Company (U.S.A.) ("JHUSA" or the "Company") is a wholly-owned subsidiary of The Manufacturers Investment Corporation ("MIC"). MIC is a wholly-owned subsidiary of John Hancock Holdings (Delaware) LLC ("JHHLLC"), which is an indirect, wholly-owned subsidiary of The Manufacturers Life Insurance Company ("MLI"). MLI, in turn, is a wholly-owned subsidiary of Manulife Financial Corporation ("MFC"), a Canadian-based, publicly traded financial services holding company.

The Company provides a wide range of insurance and investment products to both individual and institutional customers located primarily in the United States. These products, including individual life insurance, individual and group fixed and variable annuities, individual and group long-term care insurance, and mutual funds, are sold through an extensive network of agents, securities dealers, and other financial institutions. The Company also offers investment management services with respect to the Company's separate account assets and to mutual funds and institutional customers. The Company is licensed in 49 states.

On December 31, 2009, John Hancock Life Insurance Company ("JHLICO"), which was a wholly-owned subsidiary of John Hancock Financial Services, Inc. ("JHFS"), and John Hancock Variable Life Insurance Company ("JHVLICO"), which was a wholly-owned subsidiary of JHLICO, merged with and into JHUSA. As a result of the merger, JHLICO and JHVLICO ceased to exist, and the companies' property and obligations became the property and obligations of JHUSA.

On December 31, 2009, JHFS, which was a wholly-owned subsidiary of JHHLLC, merged with and into MIC. As a result of the merger, JHFS ceased to exist, and the company's property and obligations became the property and obligations of MIC.

On December 31, 2009, Manulife Holdings (Delaware) LLC ("MHDLLC"), which was the parent company of MIC, merged with and into JHHLLC. As a result of the merger, MHDLLC ceased to exist, and the company's property and obligations became the property and obligations of JHHLLC.

BASIS OF PRESENTATION. The accompanying consolidated financial statements of the Company give effect to the merger of JHUSA with JHLICO and JHVLICO, which was reflected in JHUSA's audited consolidated financial statements for the years ended December 31, 2009 and 2008, as a merger of entities under common control.

These financial statements have been prepared in conformity with U.S. generally accepted accounting principles ("U.S. GAAP"), which requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

The accompanying consolidated financial statements include the accounts of the Company and its majority-owned and controlled subsidiaries and variable interest entities ("VIEs") in which the Company is the primary beneficiary. Partnerships, joint venture interests, and other equity investments in which the Company does not have a controlling financial interest, but has significant influence, are recorded using the equity method of accounting and are included in other invested assets. All significant intercompany transactions and balances have been eliminated. For further discussion regarding VIEs, see Note 3 - Relationships with Variable Interest Entities.

RECLASSIFICATIONS. Certain prior year amounts have been reclassified to conform to the current year presentation.

INVESTMENTS. The Company classifies its fixed maturity securities, other than leveraged leases, as either available-for-sale or held-for-trading and records these securities at fair value. Unrealized investment gains and losses related to available-for-sale securities are reflected in shareholder's equity, net of policyholder related amounts and deferred income taxes. Unrealized investment gains and losses related to held-for-trading securities are reflected in net realized investment and other gains (losses). Interest income is generally recognized on the accrual basis. The amortized cost of debt securities is adjusted for other-than-temporary impairments, amortization of premiums, and accretion of discounts to maturity. Amortization of premiums and accretion of discounts are included in net investment income. The Company recognizes an impairment loss only when management does not expect to recover the amortized cost of the security.

The Company classifies its leveraged leases as fixed maturity securities and calculates their carrying value by accruing income at their expected internal rate of return.

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

For mortgage-backed securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date plus anticipated future payments, and any resulting adjustment is included in net investment income.

Equity securities primarily include common stock. Equity securities that have readily determinable fair values are carried at fair value. For equity securities that the Company classifies as available-for-sale, unrealized investment gains and losses are reflected in shareholder's equity, as described above for available-for-sale fixed maturity securities. Equity securities that do not have readily determinable fair values are carried at cost and are included in other invested assets. The cost of equity securities is written down to fair value when a decline in value is considered to be other-than-temporary. The Company considers its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its value. Dividends are recorded as income on the ex-dividend date.

Mortgage loans on real estate are carried at unpaid principal balances and are adjusted for amortization of premiums or accretion of discounts, less an allowance for probable losses. Premiums or discounts are amortized over the life of the mortgage loan contract in a manner that results in a constant effective yield. Interest income and amortization amounts and other costs that are recognized as an adjustment of yield are included as components of net investment income. When contractual payments of mortgage investments are more than 90 days in arrears, interest is no longer accrued. Mortgage loans on real estate are evaluated periodically as part of the Company's loan review procedures and are considered impaired when it is probable that the Company will be unable to collect all amounts of principal and interest due according to the contractual terms of the mortgage loan agreement. The valuation allowance established as a result of impairment is based on the present value of the expected future cash flows, discounted at the loan's original effective interest rate, or is based on the collateral value of the loan if higher and the loan is collateral dependent. The Company estimates this level to be adequate to absorb estimated probable credit losses that exist at the balance sheet date. Any change to the valuation allowance for mortgage loans on real estate is reported as a component of net realized investment and other gains (losses). Interest received on impaired mortgage loans on real estate is applied to reduce the outstanding investment balance. If foreclosure becomes probable, the measurement method used is based on the collateral's fair value. Foreclosed real estate is recorded at the collateral's fair value at the date of foreclosure, which establishes a new cost basis.

Investment real estate, agriculture, and timber, which the Company has the intent to hold for the production of income, is carried at depreciated cost, using the straight-line method of depreciation, less adjustments for impairments in value. In those cases where it is determined that the carrying amount of investment real estate, agriculture, and timber is not recoverable, an impairment loss is recognized based on the difference between the depreciated cost and fair value of the asset. The Company reports impairment losses as part of net realized investment and other gains (losses).

Policy loans are carried at unpaid principal balances.

Short-term investments, which include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase, are reported at fair value.

Net realized investment and other gains (losses), other than those related to separate accounts for which the Company does not bear the investment risk, are determined on a specific identification method and are reported net of amounts credited to participating contract holder accounts.

DERIVATIVE FINANCIAL INSTRUMENTS. The Company uses derivative financial instruments ("derivatives") to manage exposures to foreign currency, interest rate, and other market risks arising from on-balance sheet financial instruments and selected anticipated transactions. Derivatives embedded in other financial instruments ("host instruments"), such as investment securities, reinsurance contracts, and certain benefit guarantees, are separately recorded as derivatives when their economic characteristics and risks are not closely related to those of the host instrument, the terms of the embedded derivative are the same as those of a stand-alone derivative, and the host instrument is not held-for-trading or carried at fair value. Derivatives are recorded at fair value. Derivatives with unrealized gains are reported as derivative assets and derivatives with unrealized losses are reported as derivative liabilities.

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

A determination is made for each relationship as to whether hedge accounting can be applied. Where hedge accounting is not applied, changes in fair value of derivatives are recorded in net realized investment and other gains (losses).

Where the Company has elected to use hedge accounting, a hedge relationship is designated and documented at inception. Hedge effectiveness is evaluated at inception and throughout the term of the hedge, and hedge accounting is only applied when the Company expects that each hedging instrument will be highly effective in achieving offsetting changes in fair value or changes in cash flows attributable to the risk being hedged. Hedge effectiveness is assessed quarterly using a variety of techniques, including regression analysis and cumulative dollar offset. When it is determined that the hedging relationship is no longer effective or the hedged item has been sold or terminated, the Company discontinues hedge accounting prospectively. In such cases, if the derivative hedging instruments are not sold or terminated, any subsequent changes in fair value of the derivative are recognized in net realized investment and other gains (losses).

In a fair value hedging relationship, changes in the fair value of the hedging derivatives are recorded in net realized investment and other gains (losses), along with changes in fair value attributable to the hedged risk. The carrying value of the hedged item is adjusted for changes in fair value attributable to the hedged risk. To the extent the changes in the fair value of derivatives do not offset the changes in the fair value of the hedged item attributable to the hedged risk in net realized investment and other gains (losses), any ineffectiveness will remain in net realized investment and other gains (losses). When hedge accounting is discontinued, the carrying value of the hedged item is no longer adjusted and the cumulative fair value adjustments are amortized to investment income over the remaining term of the hedged item unless the hedged item is sold, at which time the balance is recognized immediately in net investment income.

In a cash flow hedge relationship, the effective portion of the changes in the fair value of the hedging instrument is recorded in accumulated other comprehensive income, while the ineffective portion is recognized in net realized investment and other gains (losses). Gains and losses recorded in accumulated other comprehensive income are recognized in income during the same periods as the variability in the cash flows hedged or the hedged forecasted transactions are recognized.

Gains and losses on cash flow hedges recorded in accumulated other comprehensive income are reclassified immediately to income when the hedged item is sold or forecasted transaction is no longer expected to occur. When a hedge is discontinued, but the hedged forecasted transaction remains highly probable to occur, the amounts recorded in accumulated other comprehensive income are reclassified to income in the periods during which variability in the cash flows hedged or the hedged forecasted transaction is recognized in income.

CASH AND CASH EQUIVALENTS. Cash and cash equivalents include cash and all highly liquid debt investments with a remaining maturity of three months or less when purchased.

GOODWILL, VALUE OF BUSINESS ACQUIRED, AND OTHER INTANGIBLE ASSETS. On April 28, 2004 (the "acquisition date"), MFC acquired JHFS and its subsidiaries, which was accounted for using the purchase method of accounting. The allocation of purchase consideration resulted in the recognition of goodwill, value of business acquired ("VOBA"), and other intangible assets as of the acquisition date.

Goodwill recorded on the Company's Consolidated Balance Sheets represents primarily the excess of the cost over the fair value of identifiable net assets acquired by MFC.

VOBA is the present value of estimated future profits of insurance policies in-force related to businesses acquired by MFC. The Company amortizes VOBA using the same methodology and assumptions used to amortize deferred policy acquisition costs ("DAC") and tests for recoverability at least annually.

Other intangible assets include brand name, investment management contracts (fair value of the investment management relationships between the Company and the mutual funds managed by the Company), distribution networks, and other investment management contracts (institutional investment management contracts managed by the Company's investment management subsidiaries) recognized at the acquisition date. Brand name and investment management contracts are not subject to amortization. Distribution networks and other investment management contracts are amortized over their respective estimated lives in other operating costs and expenses.

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

The Company tests goodwill and intangible assets not subject to amortization for impairment at least annually, or more frequently if circumstances indicate impairment may have occurred. Amortizing intangible assets are reviewed for impairment only upon the occurrence of certain triggering events. An impairment is recorded whenever an intangible asset's fair value is deemed to be less than its carrying value. For discussion regarding a goodwill impairment the Company recorded during 2010, see Note 15 -- Goodwill, Value of Business Acquired, and Other Intangible Assets.

DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENTS. DAC are costs that vary with, and are related primarily to, the production of new business and have been deferred to the extent that they are deemed recoverable. Such costs include sales commissions, certain policy issuance and underwriting costs, and certain agency expenses. Similarly, any amounts assessed as initiation fees or front-end loads are recorded as unearned revenue. The Company tests the recoverability of DAC at least annually.

DAC related to participating traditional life insurance is amortized over the life of the policies at a constant rate based on the present value of the estimated gross margin amounts expected to be realized over the lives of the policies. Estimated gross margin amounts include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve, and expected annual policyholder dividends. For annuity, universal life insurance, and investment-type products, DAC and unearned revenue are amortized generally in proportion to the change in present value of expected gross profits arising principally from surrender charges, investment results, including realized gains (losses), and mortality and expense margins. DAC amortization is adjusted retrospectively when estimates are revised. For annuity, universal life insurance, and investment-type products, the DAC asset is adjusted for the impact of unrealized gains (losses) on investments as if these gains (losses) had been realized, with corresponding credits or charges included in accumulated other comprehensive income.

DAC and unearned revenue related to non-participating traditional life insurance and DAC related to long-term care insurance are amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves.

The Company offers sales inducements, including enhanced crediting rates or bonus payments, to contract holders on certain of its individual and group annuity products. The Company defers sales inducements and amortizes them over the life of the underlying contracts using the same methodology and assumptions used to amortize DAC.

REINSURANCE. Assets and liabilities related to reinsurance ceded contracts are reported on a gross basis. The accompanying Consolidated Statements of Operations reflect premiums, benefits, and settlement expenses net of reinsurance ceded. Reinsurance premiums, commissions, expense reimbursements, benefits, and reserves related to reinsured business are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains liable to its contract holders to the extent that counterparties to reinsurance ceded contracts do not meet their contractual obligations.

SEPARATE ACCOUNT ASSETS AND LIABILITIES. Separate account assets and liabilities reported on the Company's Consolidated Balance Sheets represent funds that are administered and invested by the Company to meet specific investment objectives of contract holders. Net investment income and net realized investment and other gains (losses) generally accrue directly to such contract holders who bear the investment risk, subject, in some cases, to principal guarantees and minimum guaranteed rates of income. The assets of each separate account are legally segregated and are not subject to claims that arise out of any other business of the Company. Separate account assets are reported at fair value, and separate account liabilities are set equal to the fair value of the separate account assets. Deposits, surrenders, net investment income, net realized investment and other gains (losses), and the related liability changes of separate accounts are offset within the same line item in the Consolidated Statements of Operations. Fees charged to contract holders, principally mortality, policy administration, investment management, and surrender charges, are included in the revenues of the Company.

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

FUTURE POLICY BENEFITS AND POLICYHOLDERS' FUNDS. Future policy benefits for participating traditional life insurance policies are based on the net level premium method. The net level premium reserve is calculated using the guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Settlement dividends are accrued in proportion to gross margins over the life of the policies. Participating business represented 35% and 38% of the Company's traditional life net insurance in-force at December 31, 2010 and 2009, respectively, and 77%, 81%, and 85% of the Company's traditional life net insurance premiums for the years ended December 31, 2010, 2009, and 2008, respectively.

Benefit liabilities for annuities during the accumulation period are equal to accumulated contract holders' fund balances and after annuitization are equal to the present value of expected future payments.

For payout annuities in loss recognition, future policy benefits are computed using estimates of expected mortality, expenses, and investment yields as determined at the time these contracts first moved into loss recognition. Payout annuity reserves are adjusted for the impact of net realized investment and other gains (losses) associated with the underlying assets.

Future policy benefits for long-term care insurance policies are based on the net level premium method. Assumptions established at policy issue as to mortality, morbidity, persistency, and interest and expenses, which include a margin for adverse deviation, are based on estimates developed by management.

For non-participating traditional life insurance policies, future policy benefits are estimated using a net level premium method based upon actuarial assumptions as to mortality, persistency, interest, and expenses established at the policy issue or acquisition date. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience, which, together with interest and expense assumptions, include a margin for adverse deviation.

Policyholders' funds are generally equal to the total of the policyholder account values before surrender charges, additional reserves established to adjust for lower market interest rates as of the acquisition date, and additional reserves established on certain guarantees offered in certain investment-type products. Policyholder account values include deposits plus credited interest or change in investment value less expense and mortality fees, as applicable, and withdrawals. Policy benefits are charged to expense and include benefit claims incurred in the period in excess of related policy account balances and interest credited to policyholders' account balances.

Components of policyholders' funds were as follows:

                                                               DECEMBER 31,
                                                             ---------------
                                                              2010     2009
                                                             ------   ------
                                                              (IN MILLIONS)
Participating pension contracts ..........................   $1,799   $1,976
Funding agreements .......................................    1,010    1,753
Guaranteed investment contracts ..........................      823      948
                                                             ------   ------
   Total liabilities for investment-type products ........    3,632    4,677
Individual and group annuities ...........................    2,225    2,124
Certain traditional life insurance policies and other ....    2,451    2,324
                                                             ------   ------
Total policyholders' funds ...............................   $8,308   $9,125
                                                             ======   ======

Funding agreements are purchased from the Company by special purpose entities ("SPEs"), which in turn issue medium-term notes to global investors that are non-recourse to the Company. The SPEs are not consolidated in the Company's consolidated financial statements.

Liabilities for unpaid claims and claim expenses include estimates of payments to be made on reported individual and group life, long-term care, and group accident and health insurance claims and estimates of incurred but not reported claims based on historical claims development patterns.

Estimates of future policy benefit reserves, claim reserves, and expenses are reviewed on a regular basis and adjusted as necessary. Any changes in estimates are reflected in current earnings.

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

POLICYHOLDER DIVIDENDS. Policyholder dividends for the closed blocks are approved annually by the Company's Board of Directors. The aggregate amount of policyholder dividends is calculated based upon actual interest, mortality, morbidity, persistency, and expense experience for the year as appropriate, as well as management's judgment as to the proper level of statutory surplus to be retained by the Company. For policies included in the JHUSA closed block, expense experience is included in determining policyholder dividends. Expense experience is not included for policies included in the JHLICO closed block. For additional information on the closed blocks, see Note 6 -- Closed Blocks.

REVENUE RECOGNITION. Premiums from participating and non-participating traditional life insurance, annuity policies with life contingencies, and reinsurance contracts are recognized as revenue when due. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

Premiums from long-term care insurance contracts are recognized as income when due.

Deposits related to universal life and investment-type products are credited to policyholders' account balances. Revenues from these contracts, as well as annuity contracts, consist of amounts assessed against policyholders' account balances for mortality, policy administration, and surrender charges and are recorded in fee income in the period in which the services are provided.

Fee income also includes advisory fees, broker-dealer commissions and fees, and administration service fees. Such fees and commissions are recognized in the period in which the services are performed. Commissions related to security transactions and related expenses are recognized as income on the trade date. Contingent deferred selling charge commissions are recognized as income when received. Selling commissions paid to the selling broker-dealer for sales of mutual funds that do not have a front-end sales charge are deferred and amortized on a straight-line basis over periods ranging from one to six years. This is the approximate period of time expected to be benefited and during which fees earned pursuant to Rule 12b-1 distribution plans are received from the funds and contingent deferred sales charges are received from shareholders of the funds.

SHARE-BASED PAYMENTS. The Company provides compensation to certain employees and directors in the form of stock options, deferred share units, restricted share units, and performance share units in MFC. The Company recognizes the costs resulting from share-based payment transactions with employees in its consolidated financial statements utilizing a fair value-based measurement method.

Share-based compensation costs are recognized over the applicable vesting period, except where the employee is eligible to retire prior to a vesting date, in which case the cost is recognized over the period between the grant date and the date on which the employee is eligible to retire. The share-based payments are a legal obligation of MFC, but in accordance with U.S. GAAP, are recorded in the accounts of the Company in other operating costs and expenses.

The Company reports the benefits of tax deductions in excess of recognized compensation cost as a financing cash flow item.

INCOME TAXES. The provision for federal income taxes includes amounts currently payable or recoverable and deferred income taxes, computed under the liability method, resulting from temporary differences between the tax and financial statement bases of assets and liabilities. A valuation allowance is established for deferred tax assets when it is more likely than not that an amount will not be realized. Foreign subsidiaries and U.S. subsidiaries operating outside of the United States are taxed under applicable foreign statutory rates.

FOREIGN CURRENCY. Assets and liabilities of foreign operations are translated into U.S. dollars using current exchange rates as of the balance sheet date. Revenues and expenses are translated using the average exchange rates during the year. The resulting net translation adjustments for each year are included in accumulated other comprehensive income. Gains or losses on foreign currency transactions are reflected in earnings.

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

ADOPTION OF RECENT ACCOUNTING PRONOUNCEMENTS

Financing Receivables

Effective December 31, 2010, the Company adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update ("ASU") No. 2010-20, "Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses," which amends FASB Accounting Standards Codification(TM) ("ASC") Topic 310, "Receivables." ASU No. 2010-20 requires enhanced disclosures related to the allowance for credit losses and the credit quality of financing receivables, such as aging information and credit quality indicators. Most of the requirements are effective for the Company on December 31, 2010 with certain additional disclosures effective on December 31, 2011. Adoption of this guidance resulted in expanded disclosures related to the Company's financing receivables, but had no impact on the Company's Consolidated Balance Sheets or Consolidated Statements of Operations.

Derivative Instruments and Hedging Activities

Effective July 1, 2010, the Company adopted ASU No. 2010-11, "Derivatives and Hedging- Scope Exception Related to Embedded Credit Derivatives," which amends ASC Topic 815, "Derivatives and Hedging" ("ASC 815"). ASU No. 2010-11 clarifies the scope exception for embedded credit derivative features related to the transfer of credit risk created by the subordination of one financial instrument to another. The amendments address how to determine which embedded credit derivative features, including those in collateralized debt obligations and synthetic collateralized debt obligations, are considered to be embedded derivatives that should not be analyzed for potential bifurcation and separate accounting at fair value. Adoption of this guidance had no impact on the Company's Consolidated Balance Sheets or Consolidated Statements of Operations.

Effective January 1, 2009, the Company adopted Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities," which is now incorporated into ASC 815. This guidance provides extensively expanded disclosure requirements for derivative instruments and hedging activities and applies to all derivative instruments, including bifurcated derivative instruments and related hedged items. Adoption of this guidance resulted in expanded disclosures related to derivative instruments and hedging activities, but had no impact on the Company's Consolidated Balance Sheets or Consolidated Statements of Operations.

Consolidated Financial Statements

Effective January 1, 2010, the Company adopted ASU No. 2009-17, "Consolidation - Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities," which amends ASC Topic 810, "Consolidation" ("ASC 810").

The amendments revise the accounting principles for assessing consolidation of a VIE and include the following features:

     - A new concept of control - now defined as an entity's ability to make decisions that are most economically significant to the VIE coupled with economic exposure to the VIE's variability. This definition replaces the previous concept of "exposure to the majority of the VIE's variability" in determining when to consolidate another entity.

     - New guidance for determining which party, among parties with shared decision making powers over a VIE, makes the most significant decisions for the VIE.

     - A bright line test for removal rights over an entity's decision maker by its equity owners, whereby removal rights are disregarded as an element of control unless they can be exercised successfully by a single party.

     - Expanded guidance on whether fees charged to a VIE by its decision maker are variable interests, leading to consolidation by the decision maker.

     - Removal of the previous scope exception for qualifying special purpose entities.

ASC 810 retains a scope exception for consolidation by investment companies of their investments.

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

The Company also adopted ASU No. 2010-10, "Consolidation - Amendments for Certain Investment Funds," which amends ASC 810. This guidance was effective January 1, 2010 and deferred application of the amendments described above to certain entities that apply specialized accounting guidance for investment companies.

Adoption of ASC 810 resulted in consolidation of certain collateralized debt obligations sponsored by the Company. The impact on the Company's Consolidated Balance Sheet at January 1, 2010 was an increase in assets of $518 million, an increase in liabilities of $475 million, an increase in noncontrolling interests of $45 million, and a decrease in retained earnings of $2 million, net of tax.

Effective January 1, 2009, the Company adopted Statement of Financial Accounting Standards No. 160, "Noncontrolling Interests in Consolidated Financial Statements, an amendment of ARB No. 51," which is now incorporated into ASC 810. ASC 810 establishes accounting guidance for noncontrolling interests in a subsidiary and for deconsolidation of a subsidiary. Noncontrolling interests in subsidiaries are included as a separate component of shareholder's equity on the Consolidated Balance Sheets, net income attributable to both the Company's interest and the noncontrolling interests is presented separately on the Consolidated Statements of Operations, and any changes in the Company's ownership of a subsidiary, which do not result in deconsolidation, would be accounted for as transactions in the Company's own stock. Deconsolidation typically results in the recognition of a gain or loss, with any retained noncontrolling interest measured initially at fair value. This accounting guidance was applied prospectively, except for the presentation and disclosure requirements, which were applied retrospectively. Adoption of this guidance had no measurement impact on the Company's Consolidated Balance Sheets or Consolidated Statements of Operations.

Effective December 31, 2008, the Company adopted FASB Staff Position ("FSP") No. FAS 140-4 and FIN 46(R)-8, "Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities," which is now incorporated into ASC 810. This guidance requires enhanced disclosures about transfers of financial assets and interests in VIEs. While the Company is not involved in securitizing financial assets, it does have significant relationships with VIEs. Adoption of this guidance resulted in expanded disclosures related to VIEs, but had no impact on the Company's Consolidated Balance Sheets or Consolidated Statements of Operations.

Transfers of Financial Assets

Effective January 1, 2010, the Company adopted ASU No. 2009-16, "Accounting for Transfers of Financial Assets," which amends ASC Topic 860, "Transfers and Servicing" ("ASC 860"). ASC 860 focuses on securitization activity, and these amendments affect the transferor's derecognition principles for assets transferred. Amendments to ASC 860 eliminate the concept of qualifying special purpose entities, removing their previous exemption from consolidation accounting by transferors of financial assets to them. Further, ASC 860 does not permit derecognition accounting for transfers of portions of financial assets when the portions transferred do not meet the definition of a participating interest. ASC 860 strengthens the requirement that transferred assets be legally isolated from the transferor and all of its consolidated affiliates in order for the transfer to be accounted for as a sale. ASC 860 requires that retained interests in transferred assets be recognized at fair value instead of amounts based on relative fair value allocations of the previous carrying value of assets transferred.

These new requirements were applicable to transfers of financial assets occurring on or after January 1, 2010. Adoption of this guidance had no impact on the Company's Consolidated Balance Sheets or Consolidated Statements of Operations.

Fair Value Measurements

Effective January 1, 2010, the Company adopted ASU No. 2010-06, "Fair Value Measurements and Disclosures - Improving Disclosures about Fair Value Measurements," which amends ASC Topic 820, "Fair Value Measurements and Disclosures" ("ASC 820"). This guidance requires new disclosures about significant transfers between Level 1 and 2 measurement categories and clarifies existing fair value disclosures about the level of disaggregation and inputs and valuation techniques used to measure fair value. The guidance also requires separate disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements, which will be effective for the Company on January 1, 2011. Adoption of this guidance resulted in expanded disclosures related to fair value measurements, but had no impact on the Company's Consolidated Balance Sheets or Consolidated Statements of Operations.

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Effective December 31, 2009, the Company adopted ASU No. 2009-12, "Fair Value Measurements and Disclosures - Investment in Certain Entities That Calculate Net Asset per Share (or Its Equivalent)." This amendment to ASC 820 allows entities to use the net asset value of certain investments when determining fair value, provided certain criteria are met. Adoption of this guidance had no impact on the Company's Consolidated Balance Sheets or Consolidated Statements of Operations.

Effective December 31, 2009, the Company adopted ASU No. 2009-05, "Measuring Liabilities at Fair Value." This amendment to ASC 820 simplifies, in certain instances, the assessment of fair value of a liability. This amendment, when applicable, allows the use of the fair value of the instrument associated with the liability when it is traded as an asset as a proxy for its fair value as a liability, given inherent difficulties in measuring the fair value of such liabilities directly. The fair value of the liability is not adjusted to reflect any restrictions on its transfer. Adoption of this guidance had no impact on the Company's Consolidated Balance Sheets or Consolidated Statements of Operations.

Effective April 1, 2009, the Company adopted FSP No. FAS 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly," which is now incorporated into ASC 820. This accounting guidance carries forward and elaborates on previous fair value concepts. The fair value of an asset or liability continues to be the price that would be received to sell the asset or paid to transfer the liability in an orderly transaction between market participants at the measurement date under then current market conditions. ASC 820 provides indicators of when a transaction is considered disorderly and elaborates on how to determine the fair value of a financial instrument if such conditions exist. Adoption of this guidance had no impact on the Company's Consolidated Balance Sheets or Consolidated Statements of Operations.

In October 2008, the FASB issued FSP No. FAS 157-3, "Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active," which is now incorporated into ASC 820. This pronouncement provided additional guidance on determining fair values of illiquid securities. This guidance was immediately effective, retroactive to prior reporting periods for which financial statements had not yet been issued. Adoption of this guidance had no impact on the Company's Consolidated Balance Sheets or Consolidated Statements of Operations.

Effective January 1, 2008, the Company adopted FSP No. FAS 157-1, "Application of FASB Statement No. 157 to FASB Statement No. 13 and Other Accounting Pronouncements That Address Fair Value Measurements for Purposes of Lease Classification or Measurement under Statement 13," which is now incorporated into ASC 820. This guidance provides a scope exception for applying Statement of Financial Accounting Standards No. 157, "Fair Value Measurements ("SFAS No. 157")," fair value methodologies to the evaluation criteria on lease classification or measurement. Adoption of this guidance had no impact on the Company's Consolidated Balance Sheets or Consolidated Statements of Operations.

Effective January 1, 2008, the Company adopted SFAS No. 157, which is now incorporated into ASC 820. This guidance provides a single definition of fair value for accounting purposes, establishes a consistent framework for measuring fair value, and expands disclosure requirements about fair value measurements.

ASC 820 requires, among other things, an exit value approach for valuing assets and liabilities, using the best available information about what a market would bear. The exit value approach focuses on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Exit values for liabilities should include margins for risk even if they are not observable. ASC 820 provides guidance on how to measure fair value when required under existing accounting standards. ASC 820 establishes a fair value hierarchy based on the observability of the inputs to valuation techniques used to measure fair value, sorted into three levels ("Level 1, 2, and 3") with the most observable input level being Level 1. The impact of changing valuation methods to comply with ASC 820 resulted in adjustments to actuarial liabilities, which were recorded as an increase in net income of $60 million, net of tax, on January 1, 2008.

Pension and Postretirement Benefit Plans

Effective December 31, 2009, the Company adopted FSP No. FAS 132(R)-1, "Employers' Disclosures about Postretirement Benefit Plan Assets," which is now incorporated into ASC Topic 715, "Compensation - Retirement Benefits" ("ASC 715"). This guidance requires enhanced disclosures of the assets of the Company's pension and other postretirement benefit plans in

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

the Company's consolidated financial statements. ASC 715 requires a narrative description of investment policies and strategies for plan assets and discussion of long-term rate of return assumptions for plan assets. ASC 715 requires application of ASC 820 style disclosures to fair values of plan assets, including disclosure of fair values of plan assets sorted by asset category and valuation Levels 1, 2, and 3, with roll forward of Level 3 plan assets and discussion of valuation processes used. Adoption of this guidance resulted in expanded disclosures related to the Company's pension and postretirement benefit plans, but had no impact on the Company's Consolidated Balance Sheets or Consolidated Statements of Operations.

Effective January 1, 2008, the Company adopted Emerging Issues Task Force ("EITF") Issue No. 06-10, "Accounting for Deferred Compensation and Postretirement Benefit Aspects of Collateral Assignment Split-Dollar Life Insurance Arrangements," which is now incorporated into ASC 715. This guidance requires employers to recognize a liability for the postretirement benefit related to collateral assignment split-dollar life insurance arrangements. ASC 715 also requires employers to recognize and measure an asset based on the nature and substance of the collateral assignment split-dollar life insurance arrangement. The impact of adoption of this guidance was recorded directly to the beginning balance of 2008 retained earnings and reported as a change in accounting principle. Adoption of this guidance did not have a material impact on the Company's Consolidated Balance Sheets or Consolidated Statements of Operations.

Effective January 1, 2008, the Company adopted EITF Issue No. 06-4, "Accounting for Deferred Compensation and Postretirement Benefit Aspects of Endorsement Split-Dollar Life Insurance Arrangements," which is now incorporated into ASC
715. This guidance requires employers that enter into endorsement split-dollar life insurance arrangements that provide an employee with a postretirement benefit to recognize a liability for the future benefits promised based on the substantive agreement made with the employer. Whether the accrual is based on a death benefit or on the future cost of maintaining the insurance depends on what the employer has effectively agreed to provide during the employee's retirement. The purchase of an endorsement-type life insurance policy does not qualify as a settlement of the liability. The impact of adoption of this guidance was recorded directly to the beginning balance of 2008 retained earnings and reported as a change in accounting principle. Adoption of this guidance did not have a material impact on the Company's Consolidated Balance Sheets or Consolidated Statements of Operations.

FASB Accounting Standards Codification

Effective July 1, 2009, the Company adopted Statement of Financial Accounting Standards No. 168, "The FASB Accounting Standards Codification(TM) and the Hierarchy of Generally Accepted Accounting Principles - a Replacement of FASB Statement No. 162," and ASU No. 2009-01, "Topic 105- Generally Accepted Accounting Principles amendments based on Statement of Financial Accounting Standards No. 168 - The FASB Accounting Standards Codification(TM) and the Hierarchy of Generally Accepted Accounting Principles."

ASC Topic 105 establishes the FASB Accounting Standards Codification(TM) as the single source of authoritative U.S. GAAP recognized by the FASB to be applied by nongovernmental entities and to supersede all previous U.S. GAAP literature. Adoption of the ASC had no impact on the Company's Consolidated Balance Sheets or Consolidated Statements of Operations, as it did not change U.S. GAAP principles.

Subsequent Events

Effective April 1, 2009, the Company adopted Statement of Financial Accounting Standards No. 165, "Subsequent Events," which is now incorporated into ASC Topic 855, "Subsequent Events." This guidance was retroactively amended by the FASB in February 2010 by issuance of ASU No. 2010-09, "Subsequent Events," which requires an entity which files or furnishes its financial statements with the U.S. Securities and Exchange Commission ("SEC") to evaluate subsequent events through the date that its financial statements are issued. Adoption of this guidance resulted in expanded disclosures related to subsequent events, but had no impact on the Company's Balance Sheets or Statements of Operations.

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Other-Than-Temporary Impairments

Effective April 1, 2009, the Company adopted FSP No. FAS 115-2, "Recognition and Presentation of Other-Than-Temporary Impairments," which is now incorporated into ASC Topic 320, "Investments - Debt and Equity Securities" ("ASC 320"). This new guidance removes the concept of "intent and ability to hold until recovery of value" associated with other-than-temporary impairment of a debt security whose fair value is less than its cost. Impairment losses should be recorded in earnings on an available-for-sale debt security only when management does not expect to recover the amortized cost of the security. For additional information regarding the Company's impairment process, see Note 2 - Investments.

The Company's adoption of this guidance required reassessment of previous impairment losses recorded on debt securities held at March 31, 2009, with any reversals of previous impairment losses recorded through retained earnings and offset to accumulated other comprehensive income for available-for-sale debt securities and other actuarial related amounts included in other comprehensive income, and related impact on deferred policy acquisition costs, as of April 1, 2009.

As a result of adoption of ASC 320, the Company recognized an increase in retained earnings of $730 million, net of tax, on April 1, 2009, with a corresponding (decrease) increase in accumulated other comprehensive income of ($761) million, net of tax, attributable to (1) available-for-sale debt securities of ($898) million, (2) unearned revenue liability of ($5) million,
(3) deferred policy acquisition costs and deferred sales inducements of $96 million, (4) value of business acquired of $30 million, and (5) future policy benefits of $16 million. Other balance sheet items were impacted as follows: value of business acquired decreased by $36 million, deferred policy acquisition costs and deferred sales inducements decreased by $11 million, deferred income tax liability decreased by $17 million, and future policy benefits increased by $1 million.

Investments

Effective December 31, 2008, the Company adopted FSP No. EITF 99-20-1, "Amendments to the Impairment Guidance EITF Issue No. 99-20," which is now incorporated into ASC Topic 325, "Investments - Other" ("ASC 325"). This guidance helps conform the impairment guidance in EITF Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased Beneficial Interests and Beneficial Interests That Continue to Be Held by a Transferor in Securitized Financial Assets," which is also now incorporated into ASC 325, to the impairment guidance of ASC 320. This impairment guidance applies to debt securities backed by securitized financial assets ("ABS"), which are of less than high credit quality and can be contractually prepaid in a way that the investor could lose part of its investment. These securities are categorized as available-for-sale and most have fair values below their carrying values. ASC 325 allows the Company to consider its own expectations about probabilities that the ABS can and will be held until the fair values recover, while assessing whether the ABS is other-than-temporarily impaired. Adoption of this guidance had no impact on the Company's Consolidated Balance Sheets or Consolidated Statements of Operations.

Financial Instruments

Effective January 1, 2008, the Company adopted Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities," which is now incorporated into ASC Topic 825, "Financial Instruments" ("ASC 825"). The objective of this guidance is to enable companies to mitigate the earnings volatility caused by measuring related assets and liabilities differently, without having to apply complex hedge accounting provisions. ASC 825 provides the option to use fair value accounting for most financial assets and financial liabilities, with changes in fair value reported in earnings. Selection of the fair value option is irrevocable and can be applied on an instrument-by-instrument basis.

The Company elected to adopt ASC 825 for certain bonds classified as available-for-sale that support certain actuarial liabilities to participating policyholders. The book and market value for these bonds prior to this election were $1,307 million and $1,314 million, respectively. The amount of net unrealized gains reclassified from accumulated other comprehensive income on January 1, 2008 was $7 million. The actuarial liabilities in these products are recorded through earnings primarily based on fluctuations in the fair value of the underlying bonds. The bonds were classified as held-for-trading on the Consolidated Balance Sheet at December 31, 2008. The adoption of ASC 825 resulted in an adjustment to retained earnings of $7 million as of January 1, 2008.

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

FUTURE ADOPTION OF RECENT ACCOUNTING PRONOUNCEMENTS

Deferred Policy Acquisition Costs

In October 2010, the FASB issued ASU No. 2010-26, "Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts," which amends ASC Topic 944, "Financial Services - Insurance" ("ASC 944"). ASU No. 2010-26 clarifies the costs that should be deferred when issuing and renewing insurance contracts and also specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized. All other acquisition-related costs should be expensed as incurred. This guidance is to be applied prospectively upon the date of adoption, with retrospective application permitted, but not required. ASU No. 2010-26 will be effective for the Company on January 1, 2012. The Company is currently evaluating the impact the adoption of this guidance will have on the Company's Consolidated Balance Sheets and Consolidated Statements of Operations.

Consolidated Financial Statements

In April 2010, the FASB issued ASU No. 2010-15, "How Investments Held through Separate Accounts Affect an Insurer's Consolidation Analysis of Those Investments," which amends ASC 944. Under ASU No. 2010-15, an insurance entity should not consider the interests held through separate accounts for the benefit of policyholders in the insurer's evaluation of its economics in a VIE, unless the separate account contract holder is a related party. This guidance is to be applied retrospectively to all prior periods upon the date of adoption. ASU No. 2010-15 will be effective for the Company on January 1, 2011. Adoption of this guidance will result in deconsolidation of $983 million of separate account assets, offset by deconsolidation of $983 million of separate account liabilities on January 1, 2011.

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTE 2 -- INVESTMENTS

FIXED MATURITIES AND EQUITY SECURITIES

The Company's investments in available-for-sale fixed maturities and equity securities are summarized below:

                                                                                 DECEMBER 31, 2010
                                                          --------------------------------------------------------------
                                                                                                                OTHER-
                                                                                                                THAN-
                                                                         GROSS       GROSS                    TEMPORARY
                                                          AMORTIZED   UNREALIZED   UNREALIZED                IMPAIRMENTS
                                                            COST         GAINS       LOSSES     FAIR VALUE   IN AOCI (2)
                                                          ---------   ----------   ----------   ----------   -----------
                                                                                    (IN MILLIONS)
FIXED MATURITIES AND EQUITY SECURITIES:
   Corporate debt securities ..........................    $39,259      $2,503       $  563       $41,199      $ (85)
   Commercial mortgage-backed securities ..............      4,211         156          120         4,247         --
   Residential mortgage-backed securities .............        684           2          226           460        (31)
   Collateralized debt obligations ....................        246          --          110           136         --
   Other asset-backed securities ......................        970          68            9         1,029         (1)
   U.S. Treasury securities and obligations of U.S.
      government corporations and agencies ............      8,176          55          390         7,841         --
   Obligations of states and political subdivisions....      4,079          60          112         4,027         --
   Debt securities issued by foreign governments ......      1,399         139            7         1,531         --
                                                           -------      ------       ------       -------      -----
   Fixed maturities ...................................     59,024       2,983        1,537        60,470       (117)
   Other fixed maturities (1) .........................      1,932          --           --         1,932         --
                                                           -------      ------       ------       -------      -----
   Total fixed maturities available-for-sale ..........     60,956       2,983        1,537        62,402       (117)
   Equity securities available-for-sale ...............        486         107            5           588         --
                                                           -------      ------       ------       -------      -----
   Total fixed maturities and equity securities
      available-for-sale ..............................    $61,442      $3,090       $1,542       $62,990      $(117)
                                                           =======      ======       ======       =======      =====

(1) The Company classifies its leveraged leases as fixed maturities and calculates their carrying value by accruing income at their expected internal rate of return.

(2) Represents the amount of other-than-temporary impairment losses in accumulated other comprehensive income ("AOCI"), which were not included in earnings.

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

                                                                                 DECEMBER 31, 2009
                                                          --------------------------------------------------------------
                                                                                                                OTHER-
                                                                                                                THAN-
                                                                         GROSS       GROSS                    TEMPORARY
                                                          AMORTIZED   UNREALIZED   UNREALIZED                IMPAIRMENTS
                                                            COST         GAINS       LOSSES     FAIR VALUE   IN AOCI (2)
                                                          ---------   ----------   ----------   ----------   -----------
                                                                                    (IN MILLIONS)
FIXED MATURITIES AND EQUITY SECURITIES:
   Corporate debt securities ..........................    $41,667      $1,803       $  965       $42,505       $ (98)
   Commercial mortgage-backed securities ..............      4,643          69          238         4,474          (1)
   Residential mortgage-backed securities .............        843           1          368           476          (8)
   Collateralized debt obligations ....................        291          --          156           135          (1)
   Other asset-backed securities ......................      1,238          41           37         1,242          --
   U.S. Treasury securities and obligations of U.S.
      government corporations and agencies ............      1,945          40           17         1,968          --
   Obligations of states and political subdivisions....      1,533          11           53         1,491          --
   Debt securities issued by foreign governments ......      1,214          98           34         1,278          --
                                                           -------      ------       ------       -------       -----
   Fixed maturities ...................................     53,374       2,063        1,868        53,569        (108)
   Other fixed maturities (1) .........................      2,012          --           --         2,012          --
                                                           -------      ------       ------       -------       -----
   Total fixed maturities available-for-sale ..........     55,386       2,063        1,868        55,581        (108)
   Equity securities available-for-sale ...............        489          77            8           558          --
                                                           -------      ------       ------       -------       -----
   Total fixed maturities and equity securities
      available-for-sale ..............................    $55,875      $2,140       $1,876       $56,139       $(108)
                                                           =======      ======       ======       =======       =====

(1) The Company classifies its leveraged leases as fixed maturities and calculates their carrying value by accruing income at their expected internal rate of return.

(2) Represents the amount of other-than-temporary impairment losses in AOCI, which from the date of adoption of ASC 320 on April 1, 2009 were not included in earnings.

The amortized cost and fair value of available-for-sale fixed maturities at December 31, 2010, by contractual maturity, are shown below:

                                                    AMORTIZED    FAIR
                                                      COST       VALUE
                                                    ---------   -------
                                                      (IN MILLIONS)
FIXED MATURITIES:
Due in one year or less .........................    $ 2,255    $ 2,280
Due after one year through five years ...........     10,788     11,237
Due after five years through ten years ..........     11,148     11,813
Due after ten years .............................     28,722     29,268
                                                     -------    -------
                                                      52,913     54,598
Asset-backed and mortgage-backed securities .....      6,111      5,872
                                                     -------    -------
   Total ........................................    $59,024    $60,470
                                                     =======    =======

Expected maturities may differ from contractual maturities because eligible borrowers may exercise their right to call or prepay obligations with or without call or prepayment penalties. Asset-backed and mortgage-backed securities are shown separately in the table above, as they are not due at a single maturity date.

FIXED MATURITIES AND EQUITY SECURITIES IMPAIRMENT REVIEW

The Company has a process in place to identify securities that could potentially have an impairment that is other-than-temporary. This process involves monitoring market events that could impact issuers' credit ratings, business climate, management changes, litigation and government actions, and other similar factors. This process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts, and cash flow projections as indicators of credit issues.

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

At the end of each quarter, the MFC Loan Review Committee reviews all securities where market value is less than 80 percent of amortized cost for six months or more or if there is a significant unrealized loss at the balance sheet date to determine whether impairments need to be taken. The analysis focuses on each company's or project's ability to service its debts in a timely fashion and the length of time the security has been trading below amortized cost. The results of this analysis are reviewed by the Credit Committee at MFC. This committee includes MFC's Chief Financial Officer, Chief Investment Officer, Chief Risk Officer, Chief Credit Officer, and other senior management. This quarterly process includes a fresh assessment of the credit quality of each investment in the entire fixed maturities portfolio.

The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other-than-temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position of the issuer, including the current and future impact of any specific events; and (3) the Company's ability and intent to hold the security to maturity or until it recovers in value. If the Company intends to sell, or if it is more likely than not that it will be required to sell an impaired security prior to recovery of its cost basis, the security is considered other-than-temporarily impaired, and the Company records a charge to earnings for the full amount of impairment (the difference between the current carrying amount and fair value of the security). For those securities in an unrealized loss position where the Company does not intend to sell or is not more likely than not to be required to sell, the Company determines its ability to recover the amortized cost of the security by comparing the net present value of the projected future cash flows to the amortized cost of the security. If the net present value of the cash flow is less than the security's amortized cost, then the difference is recorded as a credit loss. The difference between the estimates of the credit loss and the overall unrealized loss on the security is the non-credit-related component. The credit loss portion is charged to net realized investment and other gains (losses) on the Consolidated Statements of Operations, while the non-credit loss is charged to accumulated other comprehensive income on the Consolidated Balance Sheets.

The net present value used to determine the credit loss is calculated by discounting the Company's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. The Company may use the estimated fair value of collateral as a proxy for the net present value if it believes that the security is dependent on the liquidation of collateral for recovery of its investment. The projection of future cash flows is subject to the same analysis the Company applies to its overall impairment evaluation process, as noted above, which incorporates security specific information such as late payments, downgrades by rating agencies, key financial ratios, financial statements, and fundamentals of the industry and geographic area in which the issuer operates, as well as overall macroeconomic conditions.

The projections are estimated using assumptions regarding probability of default and estimates regarding timing and amount of recoveries associated with a default. For mortgage-backed and asset-backed securities, cash flow estimates, including prepayment assumptions, are based on data from third-party data sources or internal estimates and are driven by assumptions regarding the underlying collateral, including default rates, recoveries, and changes in value.

There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if impairment is other-than-temporary. These risks and uncertainties include (1) the risk that the Company's assessment of an issuer's ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer; (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated; (3) the risk that fraudulent information could be provided to the Company's investment professionals who determine the fair value estimates and other-than-temporary impairments; and (4) the risk that new information obtained by the Company or changes in other facts and circumstances lead it to change its intent to hold the security to maturity or until it recovers in value. Any of these situations could result in a charge to earnings in a future period.

The cost amounts for both fixed maturity securities and equity securities are net of other-than-temporary impairment charges.

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

The following table rolls forward the amount of credit losses recognized in earnings on available-for-sale fixed maturities for which a portion of the other-than-temporary impairment was also recognized in accumulated other comprehensive income:

CREDIT LOSSES ON AVAILABLE-FOR-SALE FIXED MATURITIES:
(IN MILLIONS)

Balance at January 1, 2010 ............................................   $ 361
Additions:
Credit losses for which an other-than-temporary impairment was
   not previously recognized ..........................................      93
Credit losses for which an other-than-temporary impairment was
   previously recognized ..............................................      10
Deletions:
Amounts related to sold, matured, or paid down available-for-sale
   fixed maturities ...................................................     (65)
                                                                          -----
Balance at December 31, 2010 ..........................................   $ 399
                                                                          =====
Balance at January 1, 2009 ............................................   $  --
Additions:
Credit losses remaining in retained earnings related to adoption
   of new authoritative guidance on April 1, 2009  ....................     726
Credit losses for which an other-than-temporary impairment was
   not previously recognized ..........................................     159
Credit losses for which an other-than-temporary impairment was
   previously recognized ..............................................      15
Deletions:
Amounts related to sold, matured, or paid down available-for-sale
   fixed maturities ...................................................    (539)
                                                                          -----
Balance at December 31, 2009 ..........................................   $ 361
                                                                          =====

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

The following table shows the carrying value and gross unrealized losses aggregated by investment category and length of time that individual available-for-sale fixed maturity securities and equity securities have been in a continuous unrealized loss position:

      UNREALIZED LOSSES ON AVAILABLE-FOR-SALE FIXED MATURITY SECURITIES AND
                     EQUITY SECURITIES -- BY INVESTMENT AGE

                                                                YEAR ENDED DECEMBER 31, 2010
                                            ---------------------------------------------------------------------
                                              LESS THAN 12 MONTHS     12 MONTHS OR MORE             TOTAL
                                            ---------------------   ---------------------   ---------------------
                                            CARRYING   UNREALIZED   CARRYING   UNREALIZED   CARRYING   UNREALIZED
                                              VALUE      LOSSES       VALUE      LOSSES      VALUE      LOSSES
                                            --------   ----------   --------   ----------   --------   ----------
                                                                        (IN MILLIONS)
Corporate debt securities ...............   $ 4,729       $173       $3,345       $390      $ 8,074     $  563
Commercial mortgage-backed securities....       269         15          448        105          717        120
Residential mortgage-backed securities...        --         --          409        226          409        226
Collateralized debt obligations .........        --         --          135        110          135        110
Other asset-backed securities ...........        72          2          140          7          212          9
U.S. Treasury securities and
   obligations of U.S. government
   corporations and agencies ............     5,924        390           --         --        5,924        390
Obligations of states and political
   subdivisions .........................     1,983         92          133         20        2,116        112
Debt securities issued by foreign
   governments ..........................        86          1           56          6          142          7
                                            -------       ----       ------       ----      -------     ------
Total fixed maturities available-for-
   sale .................................    13,063        673        4,666        864       17,729      1,537
Equity securities available-for-sale             70          3           28          2           98          5
                                            -------       ----       ------       ----      -------     ------
Total ...................................   $13,133       $676       $4,694       $866      $17,827     $1,542
                                            =======       ====       ======       ====      =======     ======

                                                                YEAR ENDED DECEMBER 31, 2009
                                         ------------------------------------------------------------------------
                                           LESS THAN 12 MONTHS        12 MONTHS OR MORE             TOTAL
                                         ------------------------   ---------------------   ---------------------
                                            CARRYING   UNREALIZED   CARRYING   UNREALIZED   CARRYING   UNREALIZED
                                              VALUE      LOSSES       VALUE      LOSSES      VALUE       LOSSES
                                            --------   ----------   --------   ----------   --------   ----------
                                                                        (IN MILLIONS)
Corporate debt securities................   $ 6,358       $235       $6,167       $  730    $12,525     $  965
Commercial mortgage-backed securities....       772         38          946          200      1,718        238
Residential mortgage-backed securities...       194        147          275          221        469        368
Collateralized debt obligations..........         5          1          103          155        108        156
Other asset-backed securities............       199          7          325           30        524         37
U.S. Treasury securities and
   obligations of U.S. government
   corporations and agencies.............     1,155         17           --           --      1,155         17
Obligations of states and political
   subdivisions..........................     1,148         50           23            3      1,171         53
Debt securities issued by foreign
   governments...........................       335         12           67           22        402         34
                                            -------       ----       ------       ------    -------     ------
Total fixed maturities available-for-
   sale..................................    10,166        507        7,906        1,361     18,072      1,868
Equity securities available-for-sale.....        40          3           58            5         98          8
                                            -------       ----       ------       ------    -------     ------
Total....................................   $10,206       $510       $7,964       $1,366    $18,170     $1,876
                                            =======       ====       ======       ======    =======     ======

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTE 2 -- INVESTMENTS - (CONTINUED)

Unrealized losses can be created by rising interest rates or by rising credit concerns and hence widening credit spreads. Credit concerns are apt to play a larger role in the unrealized loss on below investment grade securities. Unrealized losses on investment grade securities principally relate to changes in interest rates or changes in credit spreads since the securities were acquired. Credit rating agencies' statistics indicate that investment grade securities have been found to be less likely to develop credit concerns. The gross unrealized loss on below investment grade available-for-sale fixed maturity securities decreased to $464 million at December 31, 2010 from $606 million at December 31, 2009.

At December 31, 2010 and 2009, there were 1,138 and 1,545 available-for-sale fixed maturity securities with an aggregate gross unrealized loss of $1,537 million and $1,868 million, respectively, of which the single largest unrealized loss was $198 million and $24 million, respectively. The Company anticipates that these fixed maturity securities will perform in accordance with their contractual terms and currently has the ability and intent to hold these securities until they recover or mature.

At December 31, 2010 and 2009, there were 88 and 141 equity securities with an aggregate gross unrealized loss of $5 million and $8 million, respectively, of which the single largest unrealized loss was $1 million and $2 million, respectively. The Company anticipates that these equity securities will recover in value in the near term.

Available-for-sale securities with amortized cost of $436 million were non-income producing for the year ended December 31, 2010. Non-income producing assets represent investments that have not produced income for the 12 months preceding December 31, 2010.

SECURITIES LENDING

The Company participated in a securities lending program for the purpose of enhancing income on securities held in 2010 and 2009, but there were no securities on loan and no collateral held as of December 31, 2010 and 2009. The Company maintains collateral at a level of at least 102% of the loaned securities' market value and monitors the market value of the loaned securities on a daily basis.

ASSETS ON DEPOSIT

As of December 31, 2010 and 2009, fixed maturity securities with a fair value of $34 million and $50 million, respectively, were on deposit with government authorities as required by law.

MORTGAGE LOANS ON REAL ESTATE

At December 31, 2010, the mortgage portfolio was diversified by specific collateral property type and geographic region as displayed below:

COLLATERAL                                   CARRYING
PROPERTY TYPE                                 AMOUNT
-------------                              -------------
                                           (IN MILLIONS)
Apartments..............................      $ 1,789
Industrial..............................        1,828
Office buildings........................        3,756
Retail..................................        3,370
Mixed use...............................          174
Agricultural............................          670
Agri business...........................        1,026
Other...................................          764
Provision for losses....................          (34)
                                              -------
Total...................................      $13,343
                                              =======

GEOGRAPHIC                                   CARRYING
CONCENTRATION                                 AMOUNT
-------------                              -------------
                                           (IN MILLIONS)
East North Central......................      $ 1,296
East South Central......................          211
Middle Atlantic.........................        2,304
Mountain................................          898
New England.............................        1,026
Pacific.................................        3,492
South Atlantic..........................        2,523
West North Central......................          514
West South Central......................          910
Canada/Other............................          203
Provision for losses....................          (34)
                                              -------
Total...................................      $13,343
                                              =======

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

At the end of each quarter, the MFC Loan Review Committee reviews all mortgage loans rated BB or lower, as determined by review of the underlying collateral, and decides whether an allowance for credit loss is needed. The Company considers collateral value, the borrower's ability to pay, normal historical credit loss levels, and future expectations in evaluating whether an allowance for credit losses is required for impaired loans.

Changes in the allowance for probable losses on mortgage loans on real estate are summarized below:

                                         BALANCE AT                                              BALANCE AT
                                         BEGINNING                             CHARGE-OFFS AND     END OF
                                         OF PERIOD    ADDITIONS   RECOVERIES      DISPOSALS        PERIOD
                                         ---------    ---------   ----------   ---------------   ----------
                                                                  (IN MILLIONS)
Year ended December 31, 2010 .........     $42          $38          $ 5            $41             $34
Year ended December 31, 2009 .........      29           36           --             23              42
Year ended December 31, 2008 .........      17           15           --              3              29

A mortgage loan charge-off is recorded when the impaired loan is disposed or when an impaired loan is determined to be a full loss with no possibility of recovery.

Mortgage loans with a carrying value of $81 million were non-income producing for the year ended December 31, 2010. Mortgage loans with a carrying value of $81 million were on nonaccrual status at December 31, 2010. At December 31, 2010, mortgage loans with a carrying value of $4 million were delinquent by less than 90 days and $4 million were delinquent by 90 days or more.

The Company provides for credit risk on mortgage loans by establishing allowances against the carrying value of the impaired loans. The total recorded investment in mortgage loans that is considered to be impaired along with the related allowance for credit losses was as follows:

                                                                             DECEMBER 31,
                                                                           ---------------
                                                                           2010       2009
                                                                           ----       ----
                                                                            (IN MILLIONS)
Impaired mortgage loans on real estate with provision for losses......     $115       $150
Allowance for credit losses...........................................      (34)       (42)
                                                                           ----       ----
Net impaired mortgage loans on real estate............................     $ 81       $108
                                                                           ====       ====

The average recorded investment in impaired loans and the interest income recognized on impaired loans were as follows:

                                                                           YEARS ENDED DECEMBER 31,
                                                                          --------------------------
                                                                          2010       2009       2008
                                                                          ----       ----       ----
                                                                                  (IN MILLIONS)
Average recorded investment in impaired loans.........................    $130       $113       $60
Interest income recognized on impaired loans..........................      --         --        --

For mortgage loans, the Company develops an internal risk rating ("IRR") by utilizing the Mortgage Risk Rating System. The IRR is a designated grade that measures the riskiness of expected loss. These ratings are updated on a quarterly basis.

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

The carrying value of mortgage loans by IRR was as follows:

                                 DECEMBER 31,
                              ------------------
                                2010       2009
                              -------    -------
                                 (IN MILLIONS)
AAA........................   $   116    $    93
AA.........................     1,335      1,502
A..........................     2,523      2,435
BBB........................     8,488      7,770
BB.........................       570        527
B & Lower and Unrated......       311        296
                              -------    -------
Total......................   $13,343    $12,623
                              =======    =======

INVESTMENT REAL ESTATE, AGRICULTURE, AND TIMBER

Investment real estate, agriculture, and timber of $128 million was non-income producing for the year ended December 31, 2010. Depreciation expense on investment real estate, agriculture, and timber was $63 million, $53 million, and $51 million in 2010, 2009, and 2008, respectively. Accumulated depreciation was $467 million and $413 million at December 31, 2010 and 2009, respectively.

OTHER INVESTED ASSETS

Other invested assets primarily consist of unconsolidated joint ventures, partnerships, and limited liability corporations, which are accounted for using the equity method of accounting. Equity method investments totaled $3,571 million and $3,059 million at December 31, 2010 and 2009, respectively. Net investment income (loss) on investments accounted for under the equity method totaled $199 million, $78 million, and $(4) million in 2010, 2009, and 2008, respectively. Total combined assets of such investments were $46,563 million and $34,412 million (consisting primarily of investments) and total combined liabilities were $14,546 million and $9,960 million (including $8,911 million and $6,539 million of debt) at December 31, 2010 and 2009, respectively. Total combined revenues and expenses of these investments in 2010 were $3,998 million and $4,895 million, respectively, resulting in $897 million of total combined loss from operations. Total combined revenues and expenses of these investments in 2009 were $4,199 million and $4,075 million, respectively, resulting in $124 million of total combined income from operations. Total combined revenues and expenses of these investments in 2008 were $3,071 million and $3,482 million, respectively, resulting in $411 million of total combined loss from operations. Depending on the timing of receipt of the audited financial statements of these other invested assets, the above investee level financial data may be up to one year in arrears.

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT AND OTHER LOSSES

The following information summarizes the components of net investment income and net realized investment and other losses:

                                                                  YEARS ENDED DECEMBER 31,
                                                            -----------------------------------
                                                               2010        2009          2008
                                                            ----------   ----------   ---------
                                                                       (IN MILLIONS)
NET INVESTMENT INCOME
   Fixed maturities......................................     $3,273       $3,333      $3,286
   Equity securities.....................................          9           31          56
   Mortgage loans on real estate.........................        766          739         714
   Investment real estate, agriculture, and timber.......        171          146         155
   Policy loans..........................................        326          332         322
   Short-term investments................................         12           27         182
   Equity method investments and other...................        279           15          (8)
                                                              ------       ------      ------
   Gross investment income...............................      4,836        4,623       4,707
      Less investment expenses...........................        269          277         266
                                                              ------       ------      ------
Net investment income (1)................................     $4,567       $4,346      $4,441
                                                              ======       ======      ======

                                                                  YEARS ENDED DECEMBER 31,
                                                            -----------------------------------
                                                               2010        2009          2008
                                                            ----------   ----------   ---------
                                                                       (IN MILLIONS)
NET REALIZED INVESTMENT AND OTHER GAINS (LOSSES)
   Fixed maturities......................................     $ 821       $  (180)     $(1,577)
   Equity securities.....................................        37           (59)        (129)
   Mortgage loans on real estate.........................       (62)          (83)         (23)
   Derivatives and other invested assets.................      (332)       (1,366)       1,317
   Amounts credited to participating contract holders....       (83)         (149)         189
                                                              -----       -------      -------
Net realized investment and other gains (losses) (1).....     $ 381       $(1,837)     $  (223)
                                                              =====       =======      =======

(1) Includes net investment income and net realized investment and other gains (losses) on assets held in trust on behalf of MRBL, which are included in amounts due from and held for affiliates on the Consolidated Balance Sheets. See Note 8 - Related Party Transactions for information on the associated MRBL reinsurance agreement.

The change in net unrealized loss on fixed maturities classified as held-for-trading of $(18) million, $(107) million, and $216 million is included in net realized investment and other gains (losses) for the years ended December 31, 2010, 2009, and 2008, respectively.

For 2010, 2009, and 2008, net investment income passed through to participating contract holders as interest credited to policyholders' account balances amounted to $106 million, $111 million, and $138 million, respectively.

Gross gains were realized on the sale of available-for-sale securities of $774 million, $363 million, and $352 million for the years ended December 31, 2010, 2009, and 2008, respectively, and gross losses were realized on the sale of available-for-sale securities of $194 million, $131 million, and $30 million for the years ended December 31, 2010, 2009, and 2008, respectively. In addition, other-than-temporary impairments on available-for-sale securities of $115 million, $663 million, and $1,767 million for the years ended December 31, 2010, 2009, and 2008, respectively, were recognized in the Consolidated Statements of Operations.

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTE 3 -- RELATIONSHIPS WITH VARIABLE INTEREST ENTITIES

In its capacities as an investor and as an investment manager, the Company has relationships with various types of entities, some of which are considered variable interest entities ("VIEs").

The variable interest holder, if any, that has the power to direct the activities of the VIE that most significantly impact the entity's economic performance and the obligation to absorb losses of the entity that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE is deemed to be the primary beneficiary and must consolidate the VIE. The Company's analysis to determine whether it is the primary beneficiary of a VIE includes review of the Company's contractual rights and responsibilities, fees received, and interests held. For the purpose of disclosing consolidated variable interest entities, the Company aggregates similar entities.

If it is not considered to be the primary beneficiary, the Company assesses the materiality of its relationship with the VIE to determine if it holds a significant variable interest, which requires disclosure. This assessment considers the materiality of the VIE relationship to the Company as, among other factors, a percentage of total investments, percentage of total net investment income, and percentage of total funds under management. For purposes of assessing materiality and disclosing significant variable interests, the Company aggregates similar entities.

CONSOLIDATED VARIABLE INTEREST ENTITIES

The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary, and which are consolidated in the Company's financial statements. The liabilities recognized as a result of consolidating the VIEs do not represent claims against the general assets of the Company. Conversely, the assets recognized as a result of consolidating the VIEs can only be used to settle the liabilities recognized as a result of consolidating the VIEs.

                                                            DECEMBER 31,
                                        -----------------------------------------------------
                                                  2010                        2009
                                        ------------------------   --------------------------
                                          TOTAL         TOTAL         TOTAL         TOTAL
                                          ASSETS     LIABILITIES     ASSETS      LIABILITIES
                                          ------     -----------     ------      -----------
                                                            (IN MILLIONS)
Collateralized debt obligations (1)..      $451          $368          $ --          $ --
Timber funds (2).....................       116           116           106           106
                                           ----          ----          ----          ----
Total................................      $567          $484          $106          $106
                                           ====          ====          ====          ====

(1) As discussed in Note 1, upon adoption of ASC 810 effective January 1, 2010, the Company consolidated certain asset-backed investment vehicles, commonly known as collateralized debt obligations ("CDOs"), which were previously reported in the unconsolidated VIE table below. The Company is considered to be the primary beneficiary of the CDOs as it provides investment management services, earns a fee for those services, and also holds investments in the entities. At December 31, 2010, these entities held total assets of $451 million, consisting of $401 million of securities classified by the Company as held-for-trading fixed maturities, $44 million of cash, and $6 million of accrued investment income. These entities held total liabilities of $368 million, consisting of $351 million of long-term debt, $10 million of derivative liabilities, and $7 million of other liabilities. See the table below for further discussion regarding CDOs.

(2) The Company's separate accounts are considered to be the primary beneficiary of certain timberland VIEs, as discussed further below. The Company consolidates the noncontrolling interests in these VIEs within separate account assets and separate account liabilities on the Consolidated Balance Sheets.

SIGNIFICANT VARIABLE INTERESTS IN UNCONSOLIDATED VARIABLE INTEREST ENTITIES

The following table presents the total assets of, investment in, and maximum exposure to loss relating to VIEs for which the Company has concluded that it holds significant variable interests, but it is not the primary beneficiary, and which have not been consolidated. The Company does not record any liabilities related to the unconsolidated VIEs.

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

                                                         DECEMBER 31,
                                        ------------------------------------------
                                                             2010
                                        ------------------------------------------
                                                                         MAXIMUM
                                                        INVESTMENT     EXPOSURE TO
                                        TOTAL ASSETS       (1)            LOSS (2)
                                        ------------    ----------     -----------
                                                        (IN MILLIONS)
Collateralized debt obligations (3)..      $1,033          $ --             $ --
Real estate limited
   partnerships (4)..................       1,307           441              455
Timber funds (5).....................       1,748           106              143
                                           ------          ----             ----
Total................................      $4,088          $547             $598
                                           ======          ====             ====

                                                           DECEMBER 31,
                                        --------------------------------------------
                                                               2009
                                        --------------------------------------------
                                                                           MAXIMUM
                                                         INVESTMENT      EXPOSURE TO
                                        TOTAL ASSETS        (1)           LOSS (2)
                                        ------------     ----------      -----------
                                                          (IN MILLIONS)
Collateralized debt obligations (3)..      $1,431           $ 27             $ 27
Real estate limited
   partnerships (4)..................       1,166            466              522
Timber funds (5).....................       1,583             80               83
                                           ------           ----             ----
Total................................      $4,180           $573             $632
                                           ======           ====             ====

(1) The Company's investments in unconsolidated VIEs are included in available-for-sale fixed maturities and other invested assets on the Consolidated Balance Sheets.

(2) The maximum exposure to loss related to CDOs is limited to the investment reported on the Company's Consolidated Balance Sheets. The maximum exposure to loss related to real estate limited partnerships and timber funds is limited to the Company's investment plus unfunded capital commitments. The maximum loss is expected to occur only upon bankruptcy of the issuer or investee or as a result of a natural disaster in the case of the timber funds.

(3) The Company acts as an investment manager to certain CDOs for which it collects a management fee. In addition, the Company may invest in debt or equity securities issued by these CDOs or by CDOs managed by others. CDOs raise capital by issuing debt and equity securities and use the proceeds to purchase investments.

(4) Real estate limited partnerships include partnerships established for the purpose of investing in real estate that qualifies for low income housing and/or historic tax credits. Limited partnerships are owned by a general partner, who manages the business, and by limited partners, who invest capital, but have limited liability and are not involved in the partnerships' management. The Company is typically the sole limited partner or investor member of each and is not a general partner or managing member.

(5) The Company acts as investment manager for the VIEs owning the timberland properties (the "timber funds"), which the general account and institutional separate accounts invest in. Timber funds are investment vehicles used primarily by large institutional investors, such as public and corporate pension plans, whose primary source of return is derived from the growth and harvest of timber and long-term appreciation of the property. The primary risks of timberland investing include market uncertainty (fluctuation of timber and timberland investments), relative illiquidity (compared to stocks and other investment assets), and environmental risk (natural hazards or legislation related to threatened or endangered species). These risks are mitigated through effective investment management and geographic diversification of timberland investments. The Company collects an advisory fee from each timber fund and is also eligible for performance and forestry management fees.

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTE 4 -- DERIVATIVES AND HEDGING INSTRUMENTS

TYPES OF DERIVATIVES AND DERIVATIVE STRATEGIES

INTEREST RATE CONTRACTS. The Company uses interest rate futures contracts, interest rate swap agreements, and cancelable interest rate swap agreements as part of its overall strategies of managing the duration of assets and liabilities or the average life of certain asset portfolios to specified targets. Interest rate futures contracts are contractual obligations to buy or sell a financial instrument, foreign currency, or other underlying commodity on a pre-determined future date at a specified price. Interest rate futures contracts are agreements with standard amounts and settlement dates that are traded on regulated exchanges. Interest rate swap agreements are contracts with counterparties to exchange interest rate payments of a differing character (i.e., fixed-rate payments exchanged for variable-rate payments) based on an underlying principal balance (notional principal). The net differential to be paid or received on interest rate swap agreements is accrued and recognized as a component of net investment income.

The Company uses interest rate swap agreements to hedge the variable cash flows associated with future fixed income asset acquisitions, which will support the Company's long-term care and life insurance businesses. These agreements will reduce the impact of future interest rate changes on the cost of acquiring adequate assets to support the investment income assumptions used in pricing these products. During future periods when the acquired assets are held by the Company, the accumulated gain or loss will be amortized into investment income as a yield adjustment on the assets.

The Company also uses interest rate swap agreements to hedge the variable cash flows associated with payments that it will receive on certain floating rate fixed income securities. The accumulated gain or loss will be amortized into investment income as a yield adjustment when the payments are made.

The Company also enters into basis swaps to better match the cash flows from assets and related liabilities. Basis swaps are included in interest rate swaps for disclosure purposes. The Company utilizes basis swaps in non-qualifying hedging relationships.

Inflation swaps are used to reduce inflation risk generated from inflation-indexed liabilities. Inflation swaps are classified within interest rate swaps for disclosure purposes. The Company utilizes inflation swaps in qualifying and non-qualifying hedging relationships.

Forward and futures agreements are contractual obligations to buy or sell a financial instrument, foreign currency, or other underlying commodity on a predetermined future date at a specified price. Forward contracts are OTC contracts negotiated between counterparties, whereas futures agreements are contracts with standard amounts and settlement dates that are traded on regulated exchanges. The Company uses exchange-traded interest rate futures primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances by replicating U.S. Treasury or swap curve performance. The Company utilizes exchange-traded interest rate futures in non-qualifying hedging relationships.

Options are contractual agreements whereby the holder has the right, but not the obligation, to buy (call option) or sell (put option) a security, exchange rate, interest rate, or other financial instrument at a predetermined price/rate within a specified time. The Company also purchases interest rate caps and floors primarily to protect against interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). The Company utilizes interest rate caps and floors in non-qualifying hedging relationships.

FOREIGN CURRENCY CONTRACTS. Foreign currency derivatives, including foreign currency swaps and foreign currency forwards, are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

Cross currency rate swap agreements are used to manage the Company's exposure to foreign exchange rate fluctuations, interest rate fluctuations, or both, on foreign currency financial instruments. Cross currency rate swap agreements are contracts to exchange the currencies of two different countries at the same rate of exchange at specified future dates. The net differential to be paid or received on cross currency rate swap agreements is accrued and recognized as a component of net investment income.

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Under foreign currency forwards, the Company agrees with other parties to deliver a specified amount of an identified currency at a specified future date. Typically, the price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. The maturities of these forwards correspond with the future periods in which the foreign currency transactions are expected to occur. The Company utilizes currency forwards in qualifying and non-qualifying hedging relationships.

EQUITY MARKET CONTRACTS. Total return swaps are contracts that involve the exchange of payments based on changes in the value of a reference asset, including any returns such as interest earned on these assets, in exchange for amounts based on reference rates specified in the contract. The Company utilizes total return swaps in qualifying and non-qualifying hedging relationships.

Equity index futures contracts are contractual obligations to buy or sell a specified amount of an underlying equity index at an agreed contract price on a specified date. Equity index futures are contracts with standard amounts and settlement dates that are traded on regulated exchanges. The Company utilizes currency forwards in non-qualifying hedging relationships.

The table below provides a summary of the gross notional amount and fair value of derivatives contracts by the underlying risk exposure for all derivatives in hedging and non-hedging relationships:

                                                                   DECEMBER 31, 2010                  DECEMBER 31, 2009
                                                           ----------------------------------  ------------------------------
                                                                        FAIR       FAIR                   FAIR       FAIR
                                                           NOTIONAL     VALUE      VALUE      NOTIONAL    VALUE      VALUE
                                                            AMOUNT     ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                                           --------    ------   -----------   --------   ------   -----------
                                                                                      (IN MILLIONS)
QUALIFYING HEDGING RELATIONSHIPS
Fair value hedges  Interest rate swaps..................    $11,995    $  433      $  709      $14,922   $  402      $  752
                   Foreign currency swaps...............      1,017        53         223          883       --         253

Cash flow hedges   Interest rate swaps..................     18,467     1,337         540       12,961      912          66
                   Foreign currency swaps...............      1,861        29         189          629        4         122
                   Foreign currency forwards............        140        29          --          266       43          --
                   Equity market contracts..............         20         1           1           38        8          --
                                                            -------    ------      ------      -------   ------      ------
TOTAL DERIVATIVES IN HEDGING RELATIONSHIPS..............    $33,500    $1,882      $1,662      $29,699   $1,369      $1,193
                                                            -------    ------      ------      -------   ------      ------
NON-HEDGING RELATIONSHIPS
                   Interest rate swaps..................    $38,111    $  951      $  915      $22,535   $  526      $  500
                   Interest rate futures................      1,598        --          --          407       --          --
                   Foreign currency swaps...............      1,660       128         166        4,461      238         319
                   Foreign currency forwards............        134         4          --          115       --           1
                   Foreign currency futures.............      1,100        --          --          278       --          --
                   Equity market contracts..............         31         3           1           --       --          --
                   Equity index futures.................      4,954        --          --        1,030       --          --
                   Interest rate options................        181        --          --          287        1          --
                   Embedded derivatives - fixed
                      maturities........................         --        --          --           86       --           2
                   Embedded derivatives - reinsurance
                      contracts.........................         --         7         660           --        8         614
                   Embedded derivatives - participating
                      pension contracts (1).............         --        --          98           --       --          71
                   Embedded derivatives - benefit
                      guarantees (1)....................         --     1,497         456           --    1,703         640
                                                            -------    ------      ------      -------   ------      ------
TOTAL DERIVATIVES IN NON-HEDGING RELATIONSHIPS..........     47,769     2,590       2,296       29,199    2,476       2,147
                                                            -------    ------      ------      -------   ------      ------
TOTAL DERIVATIVES (2)...................................    $81,269    $4,472      $3,958      $58,898   $3,845      $3,340
                                                            =======    ======      ======      =======   ======      ======

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(1) Embedded derivatives related to participating pension contracts are reported as part of future policy benefits and embedded derivatives related to benefit guarantees are reported as part of reinsurance recoverable or future policy benefits on the Consolidated Balance Sheets.

(2) The fair values of all derivatives in an asset position are reported within derivative asset on the Consolidated Balance Sheets, and derivatives in a liability position are reported within derivative liability on the Consolidated Balance Sheets, excluding embedded derivatives related to participating pension contracts and benefit guarantees.

HEDGING RELATIONSHIPS

The Company uses derivatives for economic hedging purposes. In certain circumstances, these hedges also meet the requirements for hedge accounting. Hedging relationships eligible for hedge accounting are designated as either fair value hedges or cash flow hedges, as described below.

FAIR VALUE HEDGES. The Company uses interest rate swaps to manage its exposure to changes in fair value of fixed-rate financial instruments caused by changes in interest rates. The Company also uses cross currency swaps to manage its exposure to foreign exchange rate fluctuations and interest rate fluctuations.

The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges in net realized investment and other gains (losses). For the years ended December 31, 2010, 2009, and 2008, the Company did not recognize any gains or losses related to the portion of the hedging instruments that were excluded from the assessment of hedge effectiveness. At December 31, 2010, the Company had no hedges of firm commitments.

The following table shows the investment gains (losses) recognized:

FOR THE YEAR ENDED DECEMBER 31, 2010
-----------------------------------------------------------------------------------------------------------
                                HEDGED ITEMS IN FAIR      GAINS (LOSSES)   GAINS (LOSSES)
 DERIVATIVES IN FAIR VALUE          VALUE HEDGING         RECOGNIZED ON    RECOGNIZED FOR   INEFFECTIVENESS
   HEDGING RELATIONSHIPS            RELATIONSHIPS          DERIVATIVES      HEDGED ITEMS       RECOGNIZED
--------------------------   --------------------------   --------------   --------------   ---------------
                                                                            (IN MILLIONS)
Interest rate swaps          Fixed-rate assets.........        $(70)            $157             $ 87
                             Fixed-rate liabilities....          62              (64)              (2)
Foreign currency swaps       Fixed-rate assets.........         (73)             111               38
                                                               ----             ----             ----
Total                                                          $(81)            $204             $123
                                                               ====             ====             ====

FOR THE YEAR ENDED DECEMBER 31, 2009
-----------------------------------------------------------------------------------------------------------
                                HEDGED ITEMS IN FAIR      GAINS (LOSSES)   GAINS (LOSSES)
 DERIVATIVES IN FAIR VALUE          VALUE HEDGING         RECOGNIZED ON    RECOGNIZED FOR   INEFFECTIVENESS
   HEDGING RELATIONSHIPS            RELATIONSHIPS          DERIVATIVES      HEDGED ITEMS       RECOGNIZED
--------------------------   --------------------------   --------------   --------------   ---------------
                                                                            (IN MILLIONS)
Interest rate swaps          Fixed-rate assets.........       $ 470            $(348)           $122
                             Fixed-rate liabilities....        (310)             263             (47)
Foreign currency swaps       Fixed-rate assets.........          90              (83)              7
                                                              -----            -----            ----
Total                                                         $ 250            $(168)           $ 82
                                                              =====            =====            ====

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTE 4 -- DERIVATIVES AND HEDGING INSTRUMENTS - (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2008
-----------------------------------------------------------------------------------------------------------
                                HEDGED ITEMS IN FAIR      GAINS (LOSSES)   GAINS (LOSSES)
 DERIVATIVES IN FAIR VALUE          VALUE HEDGING         RECOGNIZED ON    RECOGNIZED FOR   INEFFECTIVENESS
   HEDGING RELATIONSHIPS            RELATIONSHIPS          DERIVATIVES      HEDGED ITEMS       RECOGNIZED
--------------------------   --------------------------   --------------   --------------   ---------------
                                                                            (IN MILLIONS)
Interest rate swaps          Fixed-rate assets.........       $(657)           $ 684             $ 27
                             Fixed-rate liabilities....         220             (272)             (52)

Foreign currency swaps       Fixed-rate assets.........        (114)              92              (22)
                                                              -----            -----             ----
Total                                                         $(551)           $ 504             $(47)
                                                              =====            =====             ====

CASH FLOW HEDGES. The Company uses interest rate swaps to hedge the variability in cash flows from variable rate financial instruments and forecasted transactions. The Company also uses cross currency swaps and forward agreements to hedge currency exposure on foreign currency financial instruments and foreign currency denominated expenses, respectively. Total return swaps are used to hedge the variability in cash flows associated with certain stock-based compensation awards. Inflation swaps are used to reduce inflation risk generated from inflation-indexed liabilities.

For the years ended December 31, 2010 and 2009, all of the Company's hedged forecast transactions qualified as cash flow hedges. For the years ended December 31, 2010 and 2009, no cash flow hedges were discontinued because it was probable that the original forecasted transactions would not occur by the end of the originally specified time period documented at inception of the hedging relationship.

The following table presents the effects of derivatives in cash flow hedging relationships on the Consolidated Statements of Operations and the Consolidated Statements of Changes in Shareholder's Equity:

FOR THE YEAR ENDED DECEMBER 31, 2010
------------------------------------------------------------------------------------------------------------------------
                                                                                  GAINS RECLASSIFIED    INEFFECTIVENESS
                                                                                  FROM AOCI INTO NET   RECOGNIZED IN NET
                                                             GAINS (LOSSES)      REALIZED INVESTMENT       REALIZED
                                                           DEFERRED IN AOCI ON     AND OTHER GAINS      INVESTMENT AND
 DERIVATIVES IN CASH FLOW     HEDGED ITEMS IN CASH FLOW    DERIVATIVES (NET OF         (LOSSES)           OTHER GAINS
   HEDGING RELATIONSHIPS        HEDGING RELATIONSHIPS             TAX)               (NET OF TAX)          (LOSSES)
-------------------------   ----------------------------   -------------------   -------------------   -----------------
                                                                                    (IN MILLIONS)
Interest rate swaps         Forecasted fixed-rate
                            assets......................         $ 48                  $(129)                 $ 3
                            Inflation indexed
                            liabilities.................          (43)                    --                   --
Foreign currency swaps      Fixed-rate assets...........          (25)                    --                   --
                            Floating rate assets........           (4)                    --                   --
Foreign currency forwards   Forecasted expenses.........           (9)                    --                   --
                            Foreign currency assets.....           (1)                    --                   --
Equity market contracts     Stock-based compensation ...           (3)                    --                   --
                                                                 ----                  -----                  ---
Total                                                            $(37)                 $(129)                 $ 3
                                                                 ====                  =====                  ===

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

FOR THE YEAR ENDED DECEMBER 31, 2009
------------------------------------------------------------------------------------------------------------------------
                                                                                  GAINS RECLASSIFIED    INEFFECTIVENESS
                                                                                  FROM AOCI INTO NET   RECOGNIZED IN NET
                                                             GAINS (LOSSES)      REALIZED INVESTMENT       REALIZED
                                                           DEFERRED IN AOCI ON     AND OTHER GAINS      INVESTMENT AND
 DERIVATIVES IN CASH FLOW     HEDGED ITEMS IN CASH FLOW    DERIVATIVES (NET OF         (LOSSES)           OTHER GAINS
   HEDGING RELATIONSHIPS        HEDGING RELATIONSHIPS             TAX)               (NET OF TAX)          (LOSSES)
-------------------------   ----------------------------   -------------------   -------------------   -----------------
                                                                                    (IN MILLIONS)
Interest rate swaps         Floating rate assets........         $   (23)                 $--                $--
                            Forecasted fixed--rate
                            assets......................          (1,082)                  (5)                (17)
                            Inflation indexed
                            liabilities.................             108                   --                  --
Foreign currency swaps      Fixed--rate assets..........             (35)                  --                  --
Foreign currency forwards   Forecasted expenses.........              28                   --                  --
Equity market contracts     Stock--based compensation ..               4                   --                  --
                                                                 -------                  ---                ----
Total                                                            $(1,000)                 $(5)               $(17)
                                                                 =======                  ===                ====


FOR THE YEAR ENDED DECEMBER 31, 2008
------------------------------------------------------------------------------------------------------------------------
                                                                                  GAINS RECLASSIFIED    INEFFECTIVENESS
                                                                                  FROM AOCI INTO NET   RECOGNIZED IN NET
                                                             GAINS (LOSSES)      REALIZED INVESTMENT       REALIZED
                                                           DEFERRED IN AOCI ON     AND OTHER GAINS      INVESTMENT AND
 DERIVATIVES IN CASH FLOW     HEDGED ITEMS IN CASH FLOW    DERIVATIVES (NET OF         (LOSSES)           OTHER GAINS
   HEDGING RELATIONSHIPS        HEDGING RELATIONSHIPS             TAX)               (NET OF TAX)          (LOSSES)
-------------------------   ----------------------------   -------------------   -------------------   -----------------
                                                                                    (IN MILLIONS)
Interest rate swaps         Floating rate assets........        $   37                   $ --                $--
                            Forecasted fixed-rate
                            assets......................         1,118                    (31)                30
                            Inflation indexed
                            liabilities.................           (73)                    --                 --
Foreign currency swaps      Fixed-rate assets...........             5                     --                 --
Equity market contracts     Stock-based compensation ...            (1)                    --                 --
                                                                ------                   ----                ---
Total                                                           $1,086                   $(31)               $30
                                                                ======                   ====                ===

The Company anticipates that pre-tax net gains of approximately $41 million will be reclassified from accumulated other comprehensive income to earnings within the next 12 months. The maximum time frame for which variable cash flows are hedged is 36 years.

For a roll forward of the net accumulated gains (losses) on cash flow hedges see
Note 12 - Shareholder's Equity.

DERIVATIVES NOT DESIGNATED AS HEDGING INSTRUMENTS. The Company enters into interest rate swap agreements, cancelable interest rate swap agreements, total return swap agreements, interest rate futures contracts, credit default swaps, and interest rate cap and floor agreements to manage exposure to interest rates without designating the derivatives as hedging instruments. Credit default swaps are contracts in which the buyer makes a series of payments to the seller and, in exchange, receives compensation if one of the events specified in the contract occurs. Interest rate cap agreements are contracts with counterparties which require the payment of a premium for the right to receive payments for the difference between the cap interest rate and a market interest rate on specified future dates based on an underlying principal balance (notional principal).

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

In addition, the Company uses interest rate floor agreements to hedge the interest rate risk associated with minimum interest rate guarantees in certain of its life insurance and annuity businesses, without designating the derivatives as hedging instruments.

The Company offers certain variable annuity products with a guaranteed minimum withdrawal benefit ("GMWB") and guaranteed minimum death benefit ("GMDB"). These guarantees are effectively an embedded option on the basket of mutual funds offered to contract holders. Beginning in November 2007, for certain contracts, the Company implemented a hedging program to reduce its exposure to the GMWB and GMDB guarantees. This dynamic hedging program uses interest rate swap agreements, equity index futures (including but not limited to the Dow Jones Industrial, Standard & Poor's 500, Russell 2000, and Dow Jones Euro Stoxx 50 indices), U.S. Treasury futures, and foreign currency futures to match the sensitivities of the GMWB and GMDB liabilities to the market risk factors.

Beginning in December 2010, the Company implemented a macro equity risk hedging program using equity and currency futures. This program is designed to reduce the Company's overall exposure to public equity markets arising from several sources including, but not limited to, variable annuity guarantees not dynamically hedged, separate account fees not associated with guarantees, and Company equity holdings.

For the years ended December 31, 2010, 2009, and 2008, net losses of $709 million, net losses of $2,679 million, and net gains of $2,901 million, respectively, related to derivatives in a non-hedge relationship were recognized by the Company. These amounts were recorded in net realized investment and other gains (losses).

FOR THE YEARS ENDED DECEMBER 31,                          2010     2009      2008
--------------------------------                         -----   -------   -------
                                                               (IN MILLIONS)
NON-HEDGING RELATIONSHIPS
   Investment (losses) gains:
      Interest rate swaps ............................   $ 145   $  (906)  $   818
      Interest rate futures ..........................     (56)        3       (28)
      Interest rate options ..........................      (1)        4        --
      Foreign currency swaps .........................     (68)     (121)       31
      Foreign currency forwards ......................      22        18       (28)
      Foreign currency futures .......................     (18)      (24)       (2)
      Embedded derivatives ...........................     (93)   (1,390)    1,944
      Equity market contracts ........................      12        30       (25)
      Equity index futures ...........................    (652)     (293)      191
                                                         -----   -------   -------
TOTAL INVESTMENT (LOSSES) GAINS FROM DERIVATIVES IN
   NON-HEDGING RELATIONSHIPS .........................   $(709)  $(2,679)  $ 2,901
                                                         =====   =======   =======

EMBEDDED DERIVATIVES. The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts include fixed maturities, reinsurance contracts, participating pension contracts, and certain benefit guarantees.

For more details on the Company's embedded derivatives, see Note 14 - Fair Value of Financial Instruments.

CREDIT RISK. The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to the derivative financial instruments. The current credit exposure of the Company's derivative contracts is limited to the fair value in excess of the collateral held at the reporting date.

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

The Company manages its credit risk by entering into transactions with creditworthy counterparties, obtaining collateral where appropriate, and entering into master netting agreements that provide for a netting of payments and receipts with a single counterparty. The Company enters into credit support annexes with its over-the-counter derivative dealers in order to manage its credit exposure to those counterparties. As part of the terms and conditions of those agreements, the pledging and accepting of collateral in connection with the Company's derivative usage is required. As of December 31, 2010 and 2009, the Company had accepted collateral consisting of various securities with a fair value of $824 million and $861 million, respectively, which is held in separate custodial accounts. In addition, as of December 31, 2010 and 2009, the Company pledged collateral of $690 million and $598 million, respectively, which is included in available-for-sale fixed maturities on the Consolidated Balance Sheets.

NOTE 5 -- INCOME TAXES

Prior to 2010, the Company filed tax returns as part of two consolidated groups, MHDLLC and JHHLLC. MHDLLC included JHUSA and JHHLLC included JHLICO and JHVLICO. For the 2010 tax year, the Company is included in the consolidated federal income tax return of JHHLLC with the following affiliates and wholly-owned subsidiaries: MIC, Manulife Reinsurance Limited, Manulife Reinsurance (Bermuda) Limited, Manulife Service Corporation, John Hancock International Holdings, Inc., John Hancock Life Insurance Company of New York ("JHNY"), and John Hancock Subsidiaries LLC.

In accordance with the income tax sharing agreements in effect for the applicable tax years, the income tax provision (or benefit) is computed as if each entity filed separate federal income tax returns. Intercompany settlements of income taxes are made through an increase or reduction to amounts due to or from affiliates. Such settlements occur on a periodic basis in accordance with the tax sharing agreements. Tax benefits from operating losses are provided at the U.S. statutory rate plus any tax credits attributable, provided the consolidated group utilizes such benefits currently.

(Loss) income before income taxes includes the following:

                                           YEARS ENDED
                                           DECEMBER 31,
                                       --------------------
                                        2010   2009    2008
                                       -----   ----   -----
                                           (IN MILLIONS)
Domestic ...........................   $(669)  $290   $(670)
Foreign ............................      14     14      20
                                       -----   ----   -----
(Loss) income before income taxes ..   $(655)  $304   $(650)
                                       =====   ====   =====

The components of income taxes were as follows:

                                            YEARS ENDED
                                            DECEMBER 31,
                                        --------------------
                                         2010   2009    2008
                                        -----   ----   -----
                                            (IN MILLIONS)
Current taxes:
   Federal ..........................   $(230)  $(45)  $(462)
   Foreign ..........................       6      6       4
   State ............................      --      3       5
                                        -----   ----  ------
   Total ............................    (224)   (36)   (453)
                                        -----   ----  ------
Deferred taxes:
   Federal ..........................     450     31     111
   Foreign ..........................      (1)    (1)      2
   State ............................      (3)    (1)      1
                                        -----   ----  ------
   Total ............................     446     29     114
                                        -----   ----  ------
Total income tax expense (benefit) ..   $ 222   $ (7)  $(339)
                                        =====   ====   =====

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

A reconciliation of income taxes at the federal income tax rate to income tax expense charged to operations follows:

                                           YEARS ENDED
                                           DECEMBER 31,
                                        --------------------
                                         2010   2009    2008
                                        -----   ----   -----
                                           (IN MILLIONS)
Tax at 35% ..........................   $(229)  $106   $(227)
Add (deduct):
   Prior year taxes .................      47     14      26
   Tax credits ......................     (65)   (76)    (72)
   Tax-exempt investment income .....    (119)   (76)    (92)
   Lease income .....................      (5)    63       3
   Unrecognized tax benefits ........      34    (44)     15
   Goodwill impairment ..............     560     --      --
   Other ............................      (1)     6       8
                                        -----   ----   -----
Total income tax expense (benefit) ..   $ 222   $ (7)  $(339)
                                        =====   ====   =====

Deferred income tax assets and liabilities result from tax effecting the differences between the financial statement values and income tax values of assets and liabilities at each Consolidated Balance Sheet date. Deferred tax assets and liabilities consisted of the following:

                                                    DECEMBER 31,
                                                  ---------------
                                                   2010     2009
                                                  ------   ------
                                                   (IN MILLIONS)
DEFERRED TAX ASSETS:
   Policy reserves ............................   $1,309   $1,339
   Net operating loss carryforwards ...........      725      384
   Net capital loss carryforwards .............      108       74
   Tax credits ................................      732      670
   Unearned revenue ...........................      907      915
   Deferred compensation ......................       48      212
   Federal interest deficiency ................      381      307
   Dividends payable to policyholders .........      135      144
   Securities and other investments ...........      805        1
   Other ......................................       97      245
                                                  ------   ------
      Total deferred tax assets ...............    5,247    4,291
                                                  ------   ------
DEFERRED TAX LIABILITIES:
   Unrealized investment gains on securities ..      653      493
   Deferred policy acquisition costs ..........    2,503    2,367
   Intangibles ................................    1,134    1,213
   Premiums receivable ........................       56       42
   Deferred sales inducements .................      124      132
   Deferred gains .............................      638      628
   Securities and other investments ...........    2,648    1,091
   Other ......................................      256       80
                                                  ------   ------
      Total deferred tax liabilities ..........    8,012    6,046
                                                  ------   ------
         Net deferred tax liabilities .........   $2,765   $1,755
                                                  ======   ======

At December 31, 2010, the Company had $2,070 million of operating loss carryforwards, which will expire between 2022 and 2025, and $309 million of capital loss carryforwards, which will expire between 2013 and 2014. The Company believes that it will realize the full benefit of its deferred tax assets.

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

The Company received an income tax refund of $31 million in 2010 and made income tax payments of $4 million and $13 million in 2009 and 2008, respectively.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state, or local income tax examinations by taxing authorities for years before 1996.

For MHDLLC, the Internal Revenue Service ("IRS") completed its examinations and the appeals process for years 1998 through 2003, and the Company received income tax refunds for these years in April 2009 totaling $44 million, including interest. The IRS completed its examination of this group's income tax returns for the years 2004 and 2005 in July 2009. The Company filed protests with the IRS Appeals Division for various adjustments raised by the IRS in its examinations of these years. The IRS commenced an examination of this group's income tax returns for years 2006 and 2007 in November 2009.

For JHHLLC, the IRS completed its examinations for years 1996 through 1998 in September 2003. The Company filed protests with the IRS Appeals Division for various adjustments raised by the IRS in its examinations of these years. In June 2008, the Company and the IRS Appeals Division agreed to compromise settlement on several issues that arose in the 1996 through 1998 examinations, and in December 2008, the IRS issued a statutory notice of deficiency covering the remaining issues. In March 2009, the Company filed a petition in U.S. Tax Court contesting the statutory notice of deficiency.

The IRS completed its examinations of this group's income tax returns for the years 1999 through 2001 in October 2006. In August 2009, the Company and the IRS Appeals Division agreed to compromise settlement on several issues that arose in the examinations, and in December 2009, the IRS issued a statutory notice of deficiency covering the remaining issues. In March 2010, the Company filed a petition in U.S. Tax Court contesting the statutory notice of deficiency.

The IRS completed its examination of this group's income tax returns for the years 2002 through 2004 in August 2009. The Company filed protests with the IRS Appeals Division for various adjustments raised by the IRS in its examinations of these years. The IRS examination for years 2005 and 2006 commenced in January 2010.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

                                                                    DECEMBER 31
                                                                  --------------
                                                                   2010     2009
                                                                  ------   -----
                                                                   (IN MILLIONS)

Beginning balance .............................................   $2,161   $1,869
Additions based on tax positions related to the current year ..      202      182
Additions for tax positions of prior years ....................      177      349
Reductions for tax positions of prior years ...................     (144)    (239)
                                                                  ------   ------
Ending balance ................................................   $2,396   $2,161
                                                                  ======   ======

Included in the balances as of December 31, 2010 and 2009, respectively, are $338 million and $356 million of unrecognized benefits that, if recognized, would affect the Company's effective tax rate.

Included in the balances as of December 31, 2010 and 2009, respectively, are $2,058 million and $1,805 million of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. Because of the impact of deferred tax accounting, other than interest or penalties, the disallowance of the shorter deductibility period would not affect the annual effective tax rate, but would accelerate the payment of taxes to an earlier period.

An estimate of the change in unrecognized tax benefits attributable to deductions for dividends received cannot be made at this time because there is no specific information available with respect to either the position that will be taken by the U.S. Treasury Department or the effective dates of the anticipated regulations.

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

The Company recognizes interest accrued related to unrecognized tax benefits in interest expense (part of other operating costs and expenses) and penalties in income tax expense. During the years ended December 31, 2010, 2009, and 2008, the Company recognized approximately $166 million, $224 million, and $195 million in interest expense, respectively. The Company had approximately $1,044 million and $878 million accrued for interest as of December 31, 2010 and 2009, respectively. The Company did not recognize any material amounts of penalties during the years ended December 31, 2010, 2009, and 2008.

NOTE 6 -- CLOSED BLOCKS

The Company operates two separate closed blocks for the benefit of certain classes of individual or joint traditional participating whole life insurance policies. The JHUSA closed block was established upon the demutualization of MLI for those designated participating policies that were in-force on September 23, 1999. The JHLICO closed block was established upon the demutualization of JHLICO for those designated participating policies that were in-force on February 1, 2000.

Assets were allocated to the closed blocks in an amount that, together with anticipated revenues from policies included in the closed blocks, was reasonably expected to be sufficient to support such business, including provision for payment of benefits, direct asset acquisition and disposition costs, and taxes, and for continuation of dividend scales, assuming experience underlying such dividend scales continues. Assets allocated to the closed blocks inure solely to the benefit of the holders of the policies included in the closed blocks and will not revert to the benefit of the shareholder of the Company. No reallocation, transfer, borrowing, or lending of assets can be made between the closed blocks and other portions of the Company's general account, any of its separate accounts, or any affiliate of the Company without prior approval from the State of Michigan Office of Financial and Insurance Regulation.

If, over time, the aggregate performance of the assets and policies of a closed block is better than was assumed in funding that closed block, dividends to policyholders for that closed block will be increased. If, over time, the aggregate performance of the assets and policies of a closed block is less favorable than was assumed in funding that closed block, dividends to policyholders for that closed block will be reduced.

The assets and liabilities allocated to the closed blocks are recorded in the Company's Consolidated Balance Sheets and Statements of Operations on the same basis as other similar assets and liabilities. The carrying amount of the closed blocks' liabilities in excess of the carrying amount of the closed blocks' assets at the date the closed blocks were established (adjusted to eliminate the impact of related amounts in accumulated other comprehensive income) represents the maximum future earnings from the assets and liabilities designated to the closed blocks that can be recognized in income over the period the policies in the closed blocks remain in force. The Company has developed an actuarial calculation of the timing of such maximum future shareholder earnings, and this is the basis of the policyholder dividend obligation.

If actual cumulative earnings of a closed block are greater than expected cumulative earnings of that block, only expected earnings will be recognized in that closed block's income. Actual cumulative earnings in excess of expected cumulative earnings of a closed block represent undistributed accumulated earnings attributable to policyholders, which are recorded as a policyholder dividend obligation because the excess will be paid to the policyholders of that closed block as an additional policyholder dividend unless otherwise offset by future closed block performance that is less favorable than originally expected. If actual cumulative performance of a closed block is less favorable than expected, expected earnings for that closed block will be recognized in net income, unless the policyholder dividend obligation has been reduced to zero, in which case actual earnings will be recognized in income. Actual experience within the JHLICO closed block, in particular realized and unrealized losses, resulted in a reduction of the remaining policyholder dividend obligation to zero during the year ended December 31, 2008. The policyholder dividend obligation for the JHUSA closed block remains zero at December 31, 2010 and 2009.

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

For all closed block policies, the principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholders' benefits, policyholder dividends, premium taxes, guaranty fund assessments, and income taxes. For the JHLICO closed block policies, the principal income and expense items excluded from the closed block are management and maintenance expenses, commissions, and net investment income and realized investment gains and losses of investment assets outside the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies for the purpose of the amortization of deferred policy acquisition costs. There are no exclusions applicable to the JHUSA closed block. The amounts shown in the following tables for assets, liabilities, revenues, and expenses of the closed blocks are those that enter into the determination of amounts that are to be paid to policyholders.

The following tables set forth certain summarized financial information relating to the closed blocks as of the dates indicated:

JHUSA CLOSED BLOCK

                                                                                                           DECEMBER 31,
                                                                                                         ---------------
                                                                                                          2010     2009
                                                                                                         ------   ------
                                                                                                           (IN MILLIONS)
LIABILITIES
Future policy benefits ...............................................................................   $8,443   $8,632
Policyholders' funds .................................................................................       78       79
Policyholder dividends payable .......................................................................      184      202
Other closed block liabilities .......................................................................      587      526
                                                                                                         ------   ------
         Total closed block liabilities ..............................................................   $9,292   $9,439
                                                                                                         ======   ======
ASSETS
Investments
   Fixed maturities:
      Available-for-sale--at fair value (amortized cost: 2010--$2,898; 2009--$3,084) .................   $3,094   $3,179
   Mortgage loans on real estate .....................................................................      643      652
   Investment real estate ............................................................................      655      656
   Policy loans ......................................................................................    1,550    1,619
   Other invested assets .............................................................................        5        3
                                                                                                         ------   ------
         Total investments ...........................................................................    5,947    6,109
Cash borrowings and cash equivalents .................................................................     (168)    (244)
Accrued investment income ............................................................................      104      117
Amounts due from and held for affiliates .............................................................    1,830    1,779
Other closed block assets ............................................................................      642      667
                                                                                                         ------   ------
         Total assets designated to the closed block .................................................   $8,355   $8,428
                                                                                                         ------   ------
Excess of closed block liabilities over assets designated to the closed block ........................   $  937   $1,011
Portion of above representing accumulated other comprehensive income:
      Unrealized appreciation, net of deferred income tax expense of $199 million
         and $142 million, respectively ..............................................................      370      264
      Adjustment for deferred policy acquisition costs, net of deferred income tax
         benefit of $64 million and $46 million, respectively ........................................     (119)     (85)
      Foreign currency translation adjustment.........................................................      (85)     (67)
                                                                                                         ------   ------
         Total amounts included in accumulated other comprehensive income ............................      166      112
                                                                                                         ------   ------
Maximum future earnings to be recognized from closed block assets and liabilities ....................   $1,103   $1,123
                                                                                                         ======   ======

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

JHUSA CLOSED BLOCK

                                                                YEARS ENDED DECEMBER 31,
                                                                ------------------------
                                                                 2010     2009     2008
                                                                ------   ------   ------
                                                                      (IN MILLIONS)
REVENUES
Premiums ....................................................   $  597   $  624   $  647
Net investment income .......................................      415      455      473
Net realized investment and other gains (losses) ............       97      (35)      (9)
                                                                ------   ------   ------
   Total revenues ...........................................    1,109    1,044    1,111
BENEFITS AND EXPENSES
Benefits to policyholders ...................................      713      734      782
Policyholder dividends ......................................      367      392      411
Amortization of deferred policy acquisition costs ...........      (28)     (76)    (218)
Other closed block operating costs and expenses .............       26       24       25
                                                                ------   ------   ------
   Total benefits and expenses ..............................    1,078    1,074    1,000
Revenues, net of benefits and expenses before income taxes ..       31      (30)     111
Income tax expense (benefit) ................................       11      (11)      39
                                                                ------   ------   ------
Revenues, net of benefits and expenses and income taxes .....   $   20   $  (19)  $   72
                                                                ======   ======   ======

MAXIMUM FUTURE EARNINGS FROM CLOSED BLOCK ASSETS AND LIABILITIES:

                                                                            YEARS ENDED
                                                                            DECEMBER 31,
                                                                          ---------------
                                                                           2010     2009
                                                                          ------   ------
                                                                           (IN MILLIONS)
Beginning of period ...................................................   $1,123   $1,127
Revenues, net of benefits and expenses and income taxes ...............      (20)      19
Adoption of ASC 320, recognition of other-than-temporary impairments ..       --      (23)
                                                                          ------   ------
End of period .........................................................   $1,103   $1,123
                                                                          ======   ======

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTE 6 -- CLOSED BLOCKS - (CONTINUED)

JHLICO CLOSED BLOCK

                                                               DECEMBER 31,
                                                            -----------------
                                                              2010      2009
                                                            -------   -------
                                                              (IN MILLIONS)
LIABILITIES
Future policy benefits ..................................   $10,798   $10,916
Policyholders' funds ....................................     1,501     1,511
Policyholder dividends payable ..........................       401       407
Other closed block liabilities ..........................       116       118
                                                            -------   -------
         Total closed block liabilities .................   $12,816   $12,952
                                                            =======   =======
ASSETS
Investments
   Fixed maturities:
      Available-for-sale--at fair value (amortized cost:
         2010--$6,530; 2009--$6,378) ....................   $ 6,766   $ 6,456
   Equity securities:
      Available-for-sale--at fair value (cost: 2010--$9;
         2009--$7) ......................................        12         8
   Mortgage loans on real estate ........................     2,105     1,928
   Policy loans .........................................     1,500     1,533
   Other invested assets ................................       121       153
                                                            -------   -------
         Total investments ..............................    10,504    10,078
Cash borrowings, cash, and cash equivalents .............       (38)      299
Accrued investment income ...............................       141       134
Other closed block assets ...............................        92       165
                                                            -------   -------
         Total assets designated to the closed block ....   $10,699   $10,676
                                                            -------   -------
Excess of closed block liabilities over assets designated
   to the closed block ..................................   $ 2,117   $ 2,276
Portion of above representing accumulated other
   comprehensive income:
   Unrealized appreciation, net of deferred income tax
      expense of $98 million and $28 million,
      respectively ......................................       183        53
                                                            -------   -------
Maximum future earnings to be recognized from closed
   block assets and liabilities .........................   $ 2,300   $ 2,329
                                                            =======   =======

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

JHLICO CLOSED BLOCK

                                                                 YEARS ENDED DECEMBER 31,
                                                                 ------------------------
                                                                  2010     2009     2008
                                                                 ------   ------   ------
                                                                       (IN MILLIONS)
REVENUES
Premiums .....................................................   $  621   $  648   $  699
Net investment income ........................................      585      588      581
Net realized investment and other gains (losses) .............       18      (12)    (118)
                                                                 ------   ------   ------
   Total revenues ............................................    1,224    1,224    1,162
BENEFITS AND EXPENSES
Benefits to policyholders ....................................      733      761      794
Policyholder dividends .......................................      439      461      478
Change in the policyholder dividend obligation ...............       --       --      (62)
Other closed block operating costs and expenses ..............       11        3        2
                                                                 ------   ------   ------
   Total benefits and expenses ...............................    1,183    1,225    1,212
Revenues, net of benefits and expenses before income taxes ...       41       (1)     (50)
Income tax expense (benefit) .................................       12       (2)     (17)
                                                                 ------   ------   ------
Revenues, net of benefits and expenses and income taxes ......   $   29   $    1   $  (33)
                                                                 ======   ======   ======

MAXIMUM FUTURE EARNINGS FROM CLOSED BLOCK ASSETS AND LIABILITIES:

                                                                   YEARS ENDED
                                                                   DECEMBER 31,
                                                                 ---------------
                                                                  2010     2009
                                                                 ------   ------
                                                                  (IN MILLIONS)
Beginning of period ..........................................   $2,329   $2,372
Revenues, net of benefits and expenses and income taxes ......      (29)      (1)
Adoption of ASC 320, recognition of other-than-temporary
   impairments ...............................................       --      (42)
                                                                 ------   ------
Change during period .........................................   $2,300   $2,329
                                                                 ======   ======

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTE 7 -- DEBT AND LINE OF CREDIT

External short-term and long-term debt consisted of the following:

                                                                  DECEMBER 31,
                                                                 -------------
                                                                 2010    2009
                                                                 -----  ------
                                                                 (IN MILLIONS)
SHORT-TERM DEBT:
Current maturities of long-term debt .........................   $  7   $    6
LONG-TERM DEBT:
   Surplus notes, 7.38% maturing in 2024 (1) .................    489      491
   Variable rate notes payable, interest ranging from LIBOR
      plus 0.45% to LIBOR plus 3.15% due in varying amounts
      to 2019 (2) ............................................    222       --
   Fixed rate notes payable, interest ranging from 6.1% to
      13.84% due in varying amounts to 2016 (2) ..............    149       15
   Fair value adjustments related to interest rate
      swaps (1) ..............................................    (15)     (16)
                                                                 ----   ------
                                                                  845      490
Less current maturities of long-term debt ....................     (7)      (6)
                                                                 ----   ------
Total long-term debt .........................................   $838   $  484
                                                                 ====   ======
CONSUMER NOTES:
   Notes payable, interest ranging from 0.83% to 6.25% due
      in varying amounts to 2036 .............................   $966   $1,205
                                                                 ====   ======

(1) As part of its interest rate management, the Company uses interest rate swaps to convert the interest expense on the surplus notes from fixed to variable. Under ASC 815, these swaps are designated as fair value hedges, which results in the carrying value of the notes being adjusted for changes in fair value.

(2) As a result of the adoption of ASC 810 effective January 1, 2010, long-term debt at December 31, 2010 includes $222 million of variable rate notes and $129 million of fixed rate notes related to consolidated variable interest entities. For further information regarding the adoption of ASC 810, see
     Note 1 - Summary of Significant Accounting Policies.

LONG-TERM DEBT

Aggregate maturities of long-term debt are as follows: 2011--$7 million; 2012--$162 million; 2013--$0 million; 2014--$35 million; 2015--$12 million; and
thereafter--$629 million.

Interest expense on debt, included in other operating costs and expenses, was $47 million, $34 million, and $34 million in 2010, 2009, and 2008, respectively. Interest paid on debt was $47 million, $34 million, and $34 million in 2010, 2009, and 2008, respectively.

Any payment of interest or principal on the surplus notes requires the prior approval of the Michigan Commissioner of Financial and Insurance Regulation (the "Commissioner").

CONSUMER NOTES

The Company issues consumer notes through its SignatureNotes program. SignatureNotes is an investment product sold through a broker-dealer network to retail customers in the form of publicly traded fixed and/or floating rate securities. SignatureNotes have a variety of maturities, interest rates, and call provisions.

Aggregate maturities of consumer notes, net of unamortized dealer fees, are as follows: 2011--$155 million; 2012--$109 million; 2013--$55 million; 2014--$233 million; 2015--$146 million; and thereafter--$268 million.

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Interest expense on consumer notes, included in other operating costs and expenses, was $48 million, $47 million, and $104 million in 2010, 2009, and 2008, respectively. Interest paid amounted to $48 million, $50 million, and $104 million in 2010, 2009, and 2008, respectively.

LINE OF CREDIT

At December 31, 2010, the Company had a committed line of credit established by MFC totaling $1 billion pursuant to a 364-day revolving credit facility. MFC will commit, when requested, to loan funds at prevailing interest rates as determined in accordance with the line of credit agreement. Under the terms of the agreement, the Company is required to maintain a certain minimum level of net worth and comply with certain other covenants, which were met at December 31, 2010. At December 31, 2010, the Company had no outstanding borrowings under the agreement.

At December 31, 2010, the Company, MFC, and other MFC subsidiaries had a committed line of credit through a group of banks totaling $500 million pursuant to a multi-year facility, which will expire in 2014. The banks will commit, when requested, to loan funds at prevailing interest rates as determined in accordance with the line of credit agreement. Under the terms of the agreement, MFC is required to maintain a certain minimum level of net worth, and MFC and the Company are required to comply with certain other covenants, which were met at December 31, 2010. At December 31, 2010, MFC and its subsidiaries, including the Company, had no outstanding borrowings under the agreement.

NOTE 8 -- RELATED PARTY TRANSACTIONS

REINSURANCE TRANSACTIONS

Effective December 31, 2008, the Company entered into an amended and restated reinsurance agreement with an affiliate, John Hancock Reassurance Company Limited ("JHRECO"), to reinsure 20% of the risk related to payout annuity policies issued January 1, 2008 through September 30, 2008 and 65% of the risk related to payout annuity policies issued prior to January 1, 2008. The reinsurance agreement is written on a modified coinsurance basis where the assets supporting the reinsured policies remain invested with the Company. Under the terms of the agreement, the Company recorded a reduction of $3,640 million in premiums in the Consolidated Statements of Operations and recorded a modified coinsurance reserve adjustment of $3,640 million, which reduced benefits to policyholders in the Consolidated Statements of Operations for the year ended December 31, 2008.

The Company reinsured certain portions of its long-term care insurance and group annuity contracts with JHRECO. The Company entered into these reinsurance contracts in order to facilitate its capital management process. These reinsurance contracts are written both on a funds withheld basis where the related financial assets remain invested at the Company and a modified coinsurance agreement. As of July 1, 2010, amendments were made to the contracts to update the calculation of investment income and the expense allowance to reflect current experience. The Company recorded a liability for coinsurance amounts withheld from JHRECO of $4,784 million and $4,147 million at December 31, 2010 and 2009, respectively, on the Company's Consolidated Balance Sheets and recorded a reinsurance recoverable from JHRECO of $5,414 million and $4,749 million at December 31, 2010 and 2009, respectively, which was included with reinsurance recoverable on the Company's Consolidated Balance Sheets. Premiums ceded to JHRECO were $625 million, $644 million, and $656 million during the years ended December 31, 2010, 2009, and 2008, respectively. Claims incurred ceded to JHRECO were $652 million, $603 million, and $538 million during the years ended December 31, 2010, 2009, and 2008, respectively.

Effective October 1, 2008, the Company entered into a reinsurance agreement with an affiliate, Manulife Reinsurance (Bermuda) Limited ("MRBL"), to reinsure 75% of certain group annuity contracts in-force. The reinsurance agreement covers all contracts, excluding the guaranteed benefit rider, issued and in-force as of September 30, 2008. As the underlying contracts being reinsured are considered investment contracts, the agreement does not meet the criteria for reinsurance accounting and was classified as a financial instrument. Under the terms of the agreement, the Company received initial consideration of $1,495 million, which was classified as unearned revenue. Effective October 1, 2009, the original agreement was amended to increase the quota share percentage from 75% to 87%. Under the terms of the amended agreement, additional consideration of $250 million was due to the Company on December 31, 2009, which was paid by MRBL on March 31, 2010. The Company recorded this amount as a receivable as of December 31, 2009. As a result of the amendment,

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

the unearned revenue of $250 million as of September 30, 2009 was included with the balance of unearned revenue related to the initial consideration. These amounts are being amortized into income through other operating costs and expenses on a basis consistent with the manner in which the deferred policy acquisition costs on the underlying reinsured contracts are recognized. The balance of the unearned revenue liability was $1,563 million and $1,705 million as of December 31, 2010 and 2009, respectively.

Effective October 1, 2008, the Company entered into an amended and restated reinsurance agreement with MRBL to reinsure 90% of a significant block of variable annuity contracts in-force. All substantial risks, including all guaranteed benefits, related to certain specified policies not already reinsured to third parties, are reinsured under the agreement. The base contracts are reinsured on a modified coinsurance basis, while the guaranteed benefit reinsurance coverage is apportioned in accordance with the reinsurance agreement provisions between modified coinsurance and coinsurance funds withheld. The assets supporting the reinsured policies remain invested with the Company. As of November 15, 2010, the agreement was amended to update the calculation of investment income. As of December 31, 2010 and 2009, respectively, the Company reported a reinsurance recoverable for ceded reserves and cost of reinsurance of $1,595 million and $1,681 million and a liability for coinsurance funds withheld of $72 million and $194 million on the Consolidated Balance Sheets. As of December 31, 2010, the Company reported a reinsurance settlement receivable from MRBL of $180 million, which was included with amounts due from and held for affiliates, and as of December 31, 2009, the Company reported a reinsurance settlement payable to MRBL of $261 million, which was included with amounts due to affiliates on the Consolidated Balance Sheets. The net MRBL reinsurance recoverable includes the impact of ongoing reinsurance cash flows and is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies with changes to ceded reserves and cost of reinsurance recognized as a component of benefits to policyholders on the Consolidated Statements of Operations.

Effective December 31, 2004, the Company entered into a reinsurance agreement with MRBL to reinsure 75% of the non-reinsured risk of the JHLICO closed block. The Company amended this treaty during 2008 to increase the portion of non-reinsured risk reinsured under this treaty to 90% and amended it during 2009 to provide additional surplus relief. The reinsurance agreement is written on a modified coinsurance basis where the related financial assets remain invested within the Company. As the reinsurance agreement does not subject the reinsurer to the reasonable possibility of significant loss, it was classified as financial reinsurance and given deposit-type accounting treatment with only the reinsurance risk fee being reported in other operating costs and expenses in the Consolidated Statements of Operations.

Effective December 31, 2003, the Company entered into a reinsurance agreement with MRBL to reinsure 90% of the non-reinsured risk of the JHUSA closed block. As approximately 90% of the mortality risk is covered under previously existing contracts with third-party reinsurers and the resulting limited mortality risk is inherent in the new contract with MRBL, it was classified as financial reinsurance and given deposit-type accounting treatment. The Company retained title to the invested assets supporting this block of business. These invested assets are held in trust on behalf of MRBL and are included in amounts due from and held for affiliates on the Consolidated Balance Sheets. The amounts held at December 31, 2010 and 2009 were $2,394 million and $2,290 million, respectively, and are accounted for as fixed maturities available-for-sale.

SERVICE AGREEMENTS

The Company has formal service agreements with MFC and MLI, which can be terminated by either party upon two months notice. Under the various agreements, the Company will pay direct operating expenses incurred by MFC and MLI on behalf of the Company. Services provided under the agreements include legal, actuarial, investment, data processing, accounting, and certain other administrative services. Costs incurred under the agreements were $372 million, $394 million, and $374 million for the years ended December 31, 2010, 2009, and 2008, respectively. As of December 31, 2010 and 2009, the Company had amounts receivable from MFC and MLI of $1 million and amounts payable to MFC and MLI of $10 million, respectively.

Management believes the allocation methods used are reasonable and appropriate in the circumstances; however, the Company's Consolidated Balance Sheets may not necessarily be indicative of the financial condition that would have existed if the Company operated as an unaffiliated entity.

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

DEBT TRANSACTIONS

Pursuant to a subordinated surplus note dated September 30, 2008, the Company borrowed $110 million from an affiliate, John Hancock Insurance Agency, Inc. ("JHIA") (formerly John Hancock Financial Holdings (Delaware), Inc.). The interest rate is fixed at 7%, and interest is payable semi-annually. The note matures on March 31, 2033. Interest expense was $8 million, $8 million, and $2 million for the years ended December 31, 2010, 2009, and 2008, respectively.

Pursuant to a subordinated surplus note dated September 30, 2008, the Company borrowed $295 million from JHIA. The interest rate is fixed at 7%, and interest is payable semi-annually. The note matures on March 31, 2033. Interest expense was $21 million, $21 million, and $5 million for the years ended December 31, 2010, 2009, and 2008, respectively.

On December 22, 2006, the Company issued a subordinated note to MHDLLC in the amount of $136 million due December 15, 2016 (the "Original Note"). Interest on the Original Note accrued at a variable rate equal to LIBOR plus 0.3% per annum calculated and reset quarterly on March 15, June 15, September 15, and December 15 and payable semi-annually on June 15 and December 15 of each year until December 15, 2011, and thereafter at a variable rate equal to LIBOR plus 1.3% per annum reset quarterly as aforesaid until payment in full. On September 30, 2008, the Original Note was converted to a subordinated surplus note on the same economic terms. Interest on the subordinated surplus note from October 1, 2008 until December 15, 2011 accrues at a variable rate equal to LIBOR plus 0.3% per annum calculated and reset quarterly on March 31, June 30, September 30, and December 31 and payable semi-annually on March 31 and September 30 of each year. Thereafter, interest accrues at a variable rate equal to LIBOR plus 1.3% per annum reset quarterly as aforementioned and payable semi-annually on June 15 and September 15 of each year until payment in full. Pursuant to the merger of MHDLLC into JHHLLC, as discussed in Note 1, MHDLLC ceased to exist, and the loan was transferred to JHHLLC effective December 31, 2009. Interest expense was $1 million, $2 million, and $5 million for the years ended December 31, 2010, 2009, and 2008, respectively.

The issuance of the above surplus notes by the Company was approved by the Commissioner, and any payments of interest or principal on the surplus notes require the prior approval of the Commissioner. The surplus notes were included with amounts due to affiliates on the Consolidated Balance Sheets.

Pursuant to a demand note dated September 30, 2008, the Company loaned $295 million to JHFS. The interest rate is calculated at a fluctuating rate equal to 3-month LIBOR plus 50 basis points. Pursuant to the merger of JHFS into MIC, as discussed in Note 1, JHFS ceased to exist, and the loan was transferred to MIC effective December 31, 2009. Interest income was $3 million, $4 million, and $3 million for the years ended December 31, 2010, 2009, and 2008, respectively.

Pursuant to a senior promissory note dated March 1, 2007, the Company borrowed $477 million from MHDLLC. The note was repaid on September 30, 2008. Interest was calculated at a fluctuating rate equal to 3-month LIBOR plus 33.5 basis points. Interest expense was $13 million for the year ended December 31, 2008.

CAPITAL STOCK TRANSACTIONS

On December 16, 2010, the Company issued one share of common stock to MIC for $350 million in cash.

On September 30, 2008, the Company issued two shares of common stock to MIC for $477 million in cash.

OTHER

On December 31, 2010, the Company issued a noncash dividend of $13 million to MIC as part of the transfer of certain pension and postretirement benefit plans. For additional information on the transfer, see Note 10 -- Pension and Other Postretirement Benefit Plans.

On December 10, 2008, the Company issued a dividend in-kind of $460 million to JHFS as repayment on an outstanding loan.

The Company, in the ordinary course of business, invests funds deposited by customers and manages the resulting invested assets for growth and income for customers. From time to time, successful investment strategies of the Company may attract

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

deposits from affiliates of the Company. At December 31, 2010 and 2009, the Company managed approximately $7,233 million and $6,098 million of deposits from affiliates, respectively.

The Company operates a liquidity pool in which affiliates can invest excess cash. Terms of operation and participation in the liquidity pool are set out in the Second Restated and Amended Liquidity Pool and Loan Facility Agreement effective January 1, 2010. The maximum aggregate amounts that the Company can accept into the Liquidity Pool are $5 billion in U.S. dollar deposits and $200 million in Canadian dollar deposits. Under the terms of the agreement, certain participants may receive advances from the Liquidity Pool up to certain predetermined limits. Interest payable on the funds will be reset daily to the one-month London Interbank Bid Rate.

The following table details the affiliates and their participation in the Company's Liquidity Pool:

                                                        DECEMBER 31,
                                                       -------------
                                                       2010    2009
                                                       ----   ------
                                                       (IN MILLIONS)
The Manufacturers Investment Corporation ...........   $ 48   $   84
John Hancock Holdings (Delaware) LLC ...............    102       40
Manulife Reinsurance Limited .......................     22      197
Manulife Reinsurance (Bermuda) Limited .............    281      949
Manulife Hungary Holdings KFT ......................     51       62
John Hancock Life Insurance Company of Vermont .....     25       52
John Hancock Reassurance Company Limited ...........     20      482
John Hancock Insurance Agency, Inc. ................     69        6
                                                       ----   ------
   Total ...........................................   $618   $1,872
                                                       ====   ======

The balances above are reported on the Consolidated Balance Sheets as amounts due to affiliates.

On July 15, 2009, MFC fully and unconditionally guaranteed payments from the guarantee periods of the accumulation phase of the Company's new market value adjusted deferred annuity contracts.

On July 8, 2005, MFC fully and unconditionally guaranteed JHLICO's SignatureNotes, both those outstanding at that time and those to be issued subsequently. Pursuant to the merger of JHLICO into JHUSA, as discussed in Note 1, those SignatureNotes became obligations of the Company. MFC continues to guarantee the SignatureNotes originally issued by JHLICO. On December 9, 2009, MFC issued a guarantee of any new SignatureNotes to be issued by the Company.

MFC's guarantees of the market value adjusted deferred annuity contracts and SignatureNotes are unsecured obligations of MFC and are subordinated in right of payment to the prior payment in full of all other obligations of MFC, except for other guarantees or obligations of MFC, which by their terms are designated as ranking equally in right of payment with or subordinate to MFC's guarantees of the market value adjusted deferred annuity contracts and SignatureNotes. As a result of the guarantees by MFC, the Company is exempt from filing quarterly and annual reports with the SEC pursuant to SEC Rule 12h-5, and in lieu thereof, MFC reports condensed consolidating financial information regarding the Company in its quarterly and annual reports.

Effective March 31, 1996, MLI provides a claims paying guarantee to certain U.S. policyholders. The Claims Guarantee Agreement was revoked effective August 13, 2008, but still remains in effect with respect to policies issued by the Company prior to that date.

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTE 9 -- REINSURANCE

The effect of reinsurance on life, health, and annuity premiums earned was as follows:

                                              DECEMBER 31,
                                      ---------------------------
                                        2010      2009      2008
                                      -------   -------   -------
                                             (IN MILLIONS)
Direct ............................   $ 5,897   $ 5,680   $ 5,677
Assumed ...........................     1,198     1,384     1,221
Ceded .............................    (3,173)   (3,118)   (6,817)
                                      -------   -------   -------
   Net life, health, and
      annuity premiums earned .....   $ 3,922   $ 3,946   $    81
                                      =======   =======   =======

For the years ended December 31, 2010, 2009, and 2008, benefits to policyholders under life, health, and annuity ceded reinsurance contracts were $4,433 million, $3,442 million, and $2,964 million, respectively.

The Company utilizes reinsurance agreements to provide for greater diversification of business, allowing management to control exposure to potential losses arising from large risks, and provide additional capacity for growth.

Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements. Failure of the reinsurers to honor their obligations could result in losses to the Company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar characteristics among the reinsurers.

NOTE 10 -- PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS

Prior to December 31, 2010, the Company accounted for its share of the qualified defined benefit plan, the non-qualified defined benefit plan, and the employee welfare plan as direct legal obligations of the Company and accounted for the corresponding plan obligations on its Consolidated Balance Sheets and Consolidated Statements of Operations. Effective December 31, 2010, the Company transferred the sponsorship of these plans to MIC, the Company's immediate parent, along with the associated net liabilities. The impact of the transfer on the Company's December 31, 2010 Consolidated Balance Sheet was a decrease in total liabilities of $460 million, a decrease in additional paid-in capital of $13 million, and an increase in accumulated other comprehensive income of $473 million, net of tax.

As of the transfer date, the assets and liabilities of these plans became direct obligations of MIC, while JHUSA became a participating employer in the plans transferred. Prospectively, the Company will remain jointly and severally liable for the funding requirements of the plans and will recognize its required contributions as net periodic benefit cost in its consolidated financial statements.

Prior to December 31, 2010, the Company sponsored a funded qualified defined benefit plan (the `Plan") that covers substantially all of its employees. Historically, pension benefits were calculated utilizing a traditional formula. Under the traditional formula, benefits were provided based upon length of service and final average compensation. As of January 1, 2002, all defined benefit pension plans were amended to a cash balance basis. Under the cash balance formula, participants are credited with benefits equal to a percentage of eligible pay, as well as interest. Certain grandfathered employees are eligible to receive benefits based upon the greater of the traditional formula or cash balance formula. In addition, early retirement benefits are subsidized for certain grandfathered employees.

Prior to December 31, 2010, the Company's funding policy for its qualified defined benefit plan was to contribute annually an amount at least equal to the minimum annual contribution required under the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), and other applicable laws and generally not greater than the maximum amount that can be deducted for federal income tax purposes. In 2010, 2009, and 2008, no contributions were made to the qualified plan.

Prior to December 31, 2010, the Company also sponsored an unfunded non-qualified defined benefit plan. This plan provides supplemental benefits in excess of the compensation limit outlined in the Internal Revenue Code for certain employees.

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Prior to December 31, 2010, the Company's funding policy for its non-qualified defined benefit plan was to contribute an amount equal to the plan's benefit payments made during the year. The contribution to the non-qualified plan was $31 million, $34 million, and $33 million in 2010, 2009, and 2008, respectively.

Prior to December 31, 2010, the Company provided postretirement medical and life insurance benefits for its retired employees and their spouses through its sponsorship of the John Hancock Financial Services, Inc. Employee Welfare Plan. Effective January 1, 2010, the plan was renamed the John Hancock Employee Welfare Plan and plan sponsorship was transferred from JHFS to the Company. Certain employees hired prior to January 1, 2005 who meet age and service criteria may be eligible for these postretirement benefits in accordance with the plan's provisions. The majority of retirees contribute a portion of the total cost of postretirement medical benefits. Life insurance benefits are based on final compensation subject to the plan maximum.

The welfare plan was amended effective January 1, 2007 whereby participants who had not reached a certain age and years of service with the Company were no longer eligible for such Company contributory benefits. Also, the number of years of service required to be eligible for the benefit was increased to 15 years for all participants. The future retiree life insurance coverage amount was frozen as of December 31, 2006.

Prior to December 31, 2010, the Company's policy was to fund its other postretirement benefits in amounts at or below the annual tax qualified limits. The contribution for the other postretirement benefits was $48 million, $54 million, and $59 million in 2010, 2009, and 2008, respectively.

The Company participates in a non-qualified defined contribution pension plan maintained by MFC, which was established as of January 1, 2008 with participant directed investment options. The expense for the plan was $8 million in 2010 and $7 million in both 2009 and 2008. The prior non-qualified defined benefit plan was frozen except for grandfathered participants as of January 1, 2008, and the benefits accrued under the prior plan continue to be subject to the prior plan provisions.

The Company participates in qualified defined contribution plans for its employees who meet certain eligibility requirements. Sponsorship of these plans transferred from JHFS to the Company effective January 1, 2010. These plans include the Investment-Incentive Plan for John Hancock Employees and the John Hancock Savings and Investment Plan. The expense for the defined contribution plans was $18 million, $19 million, and $19 million in 2010, 2009, and 2008, respectively.

The Company uses a December 31 measurement date to account for its pension and other postretirement benefit plans.

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

OBLIGATIONS AND FUNDED STATUS OF DEFINED BENEFIT PLANS

The amounts disclosed below represent the Company's share of the pension and other postretirement benefit plans described above:

                                                                    YEARS ENDED DECEMBER 31,
                                                                --------------------------------
                                                                                       OTHER
                                                                                  POSTRETIREMENT
                                                                PENSION BENEFITS      BENEFITS
                                                                ----------------   --------------
                                                                  2010     2009     2010    2009
                                                                -------   ------   -----   -----
                                                                          (IN MILLIONS)
CHANGE IN BENEFIT OBLIGATION:
Benefit obligation at beginning of year .....................   $ 2,354   $2,237   $ 548   $ 573
Service cost ................................................        32       30       1       1
Interest cost ...............................................       124      128      28      33
Participant contributions ...................................        --       --       4       5
Actuarial loss (gain) .......................................       132      132       4      (8)
Retiree drug subsidy ........................................        --       --       3       3
Benefits paid ...............................................      (175)    (173)    (52)    (59)
Transfer of certain pension and postretirement benefit plans
   to Parent ................................................    (2,467)      --    (536)     --
                                                                -------   ------   -----   -----
Benefit obligation at end of year ...........................   $    --   $2,354   $  --   $ 548
                                                                =======   ======   =====   =====
CHANGE IN PLAN ASSETS:
Fair value of plan assets at beginning of year ..............   $ 1,843   $1,628   $ 306   $ 245
Actual return on plan assets ................................       281      354      40      61
Employer contributions ......................................        32       34      48      54
Participant contributions ...................................        --       --       4       5
Benefits paid ...............................................      (175)    (173)    (52)    (59)
Transfer of certain pension and postretirement benefit plans
   to Parent ................................................    (1,981)      --    (346)     --
                                                                -------   ------   -----   -----
Fair value of plan assets at end of year ....................   $    --   $1,843   $  --   $ 306
                                                                =======   ======   =====   =====
Funded status at end of year ................................   $    --   $ (511)  $  --   $(242)
                                                                =======   ======   =====   =====
AMOUNTS RECOGNIZED ON CONSOLIDATED BALANCE SHEETS:
Assets ......................................................   $    --   $   --   $  --   $  --
Liabilities .................................................        --     (511)     --    (242)
                                                                -------   ------   -----   -----
Net amount recognized .......................................   $    --   $ (511)  $  --   $(242)
                                                                =======   ======   =====   =====
AMOUNTS RECOGNIZED IN ACCUMULATED OTHER COMPREHENSIVE INCOME:
Prior service cost ..........................................   $   (26)  $  (29)  $  --   $  --
Net actuarial loss ..........................................       735      739      19      29
Transfer of certain pension and postretirement benefit plans
   to Parent ................................................      (709)      --     (19)     --
                                                                -------   ------   -----   -----
Total .......................................................   $    --   $  710   $  --   $  29
                                                                =======   ======   =====   =====

The accumulated benefit obligation for all defined benefit plans was $0 million and $2,329 million at December 31, 2010 and 2009, respectively.

The following table provides information for pension plans with accumulated benefit obligations in excess of plan assets:

                                       DECEMBER 31,
                                      -------------
                                      2010    2009
                                      ----   ------
                                      (IN MILLIONS)
Accumulated benefit obligation ....    $--   $2,329
Projected benefit obligation ......     --    2,354
Fair value of plan assets .........     --    1,843

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

COMPONENTS OF NET PERIODIC BENEFIT COST

                                                    YEARS ENDED DECEMBER 31,
                                           ------------------------------------------
                                                                          OTHER
                                                                     POSTRETIREMENT
                                              PENSION BENEFITS          BENEFITS
                                           ---------------------   ------------------
                                            2010    2009    2008   2010   2009   2008
                                           -----   -----   -----   ----   ----   ----
                                                          (IN MILLIONS)
Service cost ...........................   $  32   $  30   $  30   $  1   $  1   $  1
Interest cost ..........................     124     128     129     28     33     34
Expected return on plan assets .........    (161)   (175)   (181)   (26)   (26)   (26)
Amortization of prior service cost .....      (3)     (3)     (3)    --     --     --
Recognized actuarial loss ..............      15       4       5     --     --     --
                                           -----   -----   -----   ----   ----   ----
Net periodic benefit cost (income) .....   $   7   $ (16)  $ (20)  $  3   $  8   $  9
                                           =====   =====   =====   ====   ====   ====

ASSUMPTIONS

Weighted-average assumptions used to determine benefit obligations were as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                     ----------------------------
                                                                       OTHER
                                                       PENSION     POSTRETIREMENT
                                                       BENEFITS       BENEFITS
                                                     -----------   --------------
                                                     2010   2009    2010   2009
                                                     ----   ----    ----   ----
Discount rate ....................................    N/A   5.50%    N/A   5.50%
Rate of compensation increase ....................    N/A   4.35%    N/A    N/A
Health care cost trend rate for following year ...                   N/A   8.50%
Ultimate trend rate ..............................                   N/A   5.00%
Year ultimate rate reached .......................                   N/A   2028

Weighted-average assumptions used to determine net periodic benefit cost were as follows:

                                                             YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------
                                                                                 OTHER
                                                                            POSTRETIREMENT
                                                      PENSION BENEFITS          BENEFITS
                                                     ------------------   ------------------
                                                     2010   2009   2008   2010   2009   2008
                                                     ----   ----   ----   ----   ----   ----
Discount rate.....................................   5.50%  6.00%  6.00%  5.50%  6.00%  6.00%
Expected long-term return on plan assets..........   7.75%  8.00%  8.00%  7.75%  8.00%  8.00%
Rate of compensation increase.....................   4.35%  4.10%  5.10%   N/A    N/A    N/A
Health care cost trend rate for following year....                        8.50%  8.50%  9.00%
Ultimate trend rate...............................                        5.00%  5.00%  5.00%
Year ultimate rate reached........................                        2028   2016   2016

The overall expected long-term rate of return on plan assets assumption reflects the Company's best estimate. The general approach used to develop the assumption takes into consideration the allocation of assets held on the measurement date, plus the target allocation of expected contributions to the plan for the upcoming fiscal year, net of investment expenses. The rate is calculated using historical weighted-average real returns for each significant class of plan assets including the effects of continuous reinvestment of earnings. In addition, the calculation includes a long-term expectation of general inflation. Current market conditions and published commentary are also considered when assessing the reasonableness of the overall expected long-term rate of return on plan assets assumption.

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTE 10 -- PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS - (CONTINUED)

Assumed health care cost trend rates have a significant effect on the amounts reported for the postretirement healthcare plans. A one-percentage point change in assumed health care cost trend rates would have the following effects:

                                                                           ONE-PERCENTAGE   ONE-PERCENTAGE
                                                                           POINT INCREASE   POINT DECREASE
                                                                           --------------   --------------
                                                                                   (IN MILLIONS)
Effect on total service and interest costs in 2010......................        $  1            $ (1)
Effect on postretirement benefit obligation as of December 31, 2010.....         N/A             N/A

PLAN ASSETS

The Company's overall investment strategy was to achieve a mix of approximately 94% of investments for long-term growth and 6% for near-term benefit payments, with a wide diversification of asset types, fund strategies, and fund managers.

The target allocations for plan assets are 52% equity securities, 35% fixed income securities, and 13% to all other types of investments. Equity securities primarily include investments in large-cap, mid-cap, and small-cap companies primarily located in the United States. Fixed income securities include corporate bonds of companies from a diverse range of industries, mortgage-backed securities, and U.S. Treasuries. Other types of investments include investments in private equity funds and timber and agriculture investments that follow several different strategies.

Pension plan assets of $0 million and $702 million at December 31, 2010 and 2009, respectively, were investments managed by related parties. Welfare plan assets of $0 million and $185 million at December 31, 2010 and 2009, respectively, were investments in related parties.

The plans did not own any of the Company's or MFC's common stock at December 31, 2010 and 2009.

FAIR VALUE MEASUREMENTS

Following ASC 820 guidance, the Company categorizes its fair value measurements of pension and other postretirement benefit plan assets according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the plans' valuation techniques. A level is assigned to each fair value measurement based on the lowest level input significant to the fair value measurement in its entirety. For additional information regarding the valuation hierarchy and the Company's determination of fair value, see Note 14 - Fair Value of Financial Instruments.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy:

CASH AND CASH EQUIVALENTS - The carrying values for cash and cash equivalents approximate fair value due to the short-term maturities of these instruments. Cash and cash equivalents are included in Level 1.

DOMESTIC EQUITY - Includes investments in separate accounts and common/collective trusts. Separate account fair values are determined by the fair value of the underlying assets. Underlying domestic equity assets are valued based on observable quoted prices in active markets, and these separate account investments are included in Level 1. Collective trust fair values are determined monthly and bi-monthly based on observable quoted prices in an inactive market, and these investments are included in Level 2.

INTERNATIONAL EQUITY - Includes investments in mutual funds and common/collective trusts. Mutual fund fair values are determined based upon observable net asset values ("NAV"), and these investments are included in Level
1. Collective trust fair values are determined monthly and bi-monthly based on observable quoted prices in an inactive market, and these investments are included in Level 2.

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

DOMESTIC FIXED INCOME - Includes investments in mutual funds and separate accounts of the group annuity contract. Mutual fund fair values are determined based upon observable NAV, and these investments are included in Level 1. Fair values of investments in separate accounts of the group annuity contract are based upon the fair value of underlying assets. Underlying domestic fixed-income investments are valued based on observable quoted prices in active and inactive markets, as well as observable market inputs other than quoted prices. These investments are included in Level 2.

INTERNATIONAL FIXED INCOME - Includes investments in mutual funds and separate accounts of the group annuity contract. Mutual fund fair values are determined based upon observable NAV, and these investments are included in Level 1. Fair values of investments in separate accounts of the group annuity contract are based upon the fair value of underlying assets. Underlying international fixed-income investments are valued based on observable quoted prices in active markets, as well as observable market inputs other than quoted prices. These investments are included in Level 2.

PRIVATE EQUITY - Fair values are determined based upon market inputs other than quoted prices and significant unobservable assumptions. Private equity investments are included in Level 3.

TIMBER/AGRICULTURE - Fair values are determined based upon market inputs other than quoted prices and significant unobservable assumptions. Timber/agriculture investments are included in Level 3.

401(H) ACCOUNT NET ASSETS - Fair values are determined based upon the fair values of the investments held in the Plan, as described above. The 401(h) account net assets are included in Level 1, Level 2, or Level 3.

The fair value of the Company's pension plan assets at December 31, 2009, by asset category is as follows:

                                                DECEMBER 31, 2009
                                    -----------------------------------------
                                       TOTAL
                                     FAIR VALUE   LEVEL 1   LEVEL 2   LEVEL 3
                                    -----------   -------   -------   -------
                                                 (IN MILLIONS)
ASSETS:
   Cash and cash equivalents .....     $   26       $ 26      $ --     $ --
   Equity
      Domestic ...................        783        331       452       --
      International ..............        268        108       160       --
   Fixed income
      Domestic (a) ...............        437        142       215       80
      International (b) ..........        121         80        41       --
   Other types of investments
      Private equity (c) .........        129         --        --      129
      Timber / agriculture (d)  ..         79         --        --       79
                                       ------       ----      ----     ----
TOTAL ASSETS AT FAIR VALUE .......     $1,843       $687      $868     $288
                                       ======       ====      ====     ====

(a) This category consists of approximately 40% corporate bonds from U.S. issuers in diverse industries, 18% invested in the general account of the Company, 13% mortgage-backed securities, 13% U.S. Treasuries and other government debt, 9% cash and other domestic fixed income investments, and 7% sovereign debt. Investments in the general account of the Company consist primarily of domestic fixed income securities.

(b) This category consists of approximately 95% sovereign debt, with the remaining 5% invested in foreign currency and other international fixed income investments.

(c) This category consists of limited partnerships with buyout, mezzanine, and fund-of-fund private equity investments.

(d) This category consists of limited partnerships with timber and agriculture investments.

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

The changes in Level 3 assets measured at fair value on a recurring basis for the year ended December 31, 2009 are summarized as follows:

                                                        DOMESTIC     PRIVATE    TIMBER /
                                                      FIXED INCOME    EQUITY   AGRICULTURE
                                                      ------------   -------   -----------
                                                                (IN MILLIONS)
Balance at January 1, 2009 ........................       $ 73        $ 150       $ 72
   Actual return on plan assets:
      Relating to assets still held at the
         reporting date ...........................         18          (19)         6
      Relating to assets sold during the period ...         --            5          2
   Purchases, sales, and settlements (net) ........        (11)          (7)        (1)
   Transfers into and/or out of Level 3 ...........         --           --         --
                                                          ----        -----       ----
Balance at December 31, 2009 ......................       $ 80        $ 129       $ 79
                                                          ====        =====       ====

The fair value of the Company's other postretirement benefit plan assets at December 31, 2009, by asset category is as follows:

                                                DECEMBER 31, 2009
                                    ----------------------------------------
                                      TOTAL
                                    FAIR VALUE   LEVEL 1   LEVEL 2   LEVEL 3
                                    ----------   -------   -------   -------
                                                (IN MILLIONS)
ASSETS:
   Cash and cash equivalents ....      $ 23        $23       $ --      $--
   Equity
      Domestic ..................       129         14        115       --
      International .............        22         11         11       --
   Fixed income
      Domestic (a) ..............       124         24         98        2
      International (b) .........         3          2          1       --
   Other types of investments
      Private equity (c) ........         3         --         --        3
      Timber / agriculture (d) ..         2         --         --        2
                                       ----        ---       ----      ---
TOTAL ASSETS AT FAIR VALUE ......      $306        $74       $225      $ 7
                                       ====        ===       ====      ===

(a) This category consists of approximately 44% corporate bonds from U.S. issuers in diverse industries, 27% mortgage-backed securities, 17% U.S. Treasuries and other government debt, 6% cash and other domestic fixed income investments, 4% sovereign debt, and 2% invested in the general account of the Company. Investments in the general account of the Company consist primarily of domestic fixed income securities.

(b) This category consists of approximately 95% sovereign debt, with the remaining 5% invested in foreign currency and other international fixed income investments.

(c) This category consists of limited partnerships with buyout, mezzanine, and fund-of-fund private equity investments.

(d) This category consists of limited partnerships with timber and agriculture investments.

The fair value of Level 3 assets measured on a recurring basis at December 31, 2009 was $7 million.

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

RISK MANAGEMENT PRACTICES AND INVESTMENT GOALS

Investment allocation decisions for plan assets were made in accordance with the criteria and limitations set forth in the most recent Statement of Investment Policies and Procedures (the "Statement"), as amended and restated effective November 17, 2009. The Company relies on the Statement to set forth guidelines for adopting and maintaining certain funding policies in accordance with the provisions of ERISA and to ensure that the Plan maintains sufficient amounts to meet the obligations of the Plan as they come due.

The Company's board of directors had delegated the fiduciary oversight responsibility of the Plan to the U.S. Benefits Committee (the "Committee"), which in turn, established and actively monitors specialized subcommittees to ensure continued prudent and effective management of the Plan. One such subcommittee, the Investment Committee, is responsible for diversification of plan assets to achieve a suitable combination of investment risk and rate of return for the exclusive benefit of plan participants and beneficiaries. In order to satisfy the Plan's ongoing obligations and minimize the likelihood of a significant deterioration in the Plan's funded status resulting from capital market activity, the Investment Committee retained an Investment Advisor, John Hancock Investment Management Services LLC, a subsidiary of the Company, to assist in the overall strategic investment direction of the fund.

INVESTMENT POLICIES AND STRATEGIES

The overall investment policies and strategies of the Plan were based on the guiding principle of diversification. Plan investments were allocated primarily between the major asset classes of fixed income and equity, with a relatively smaller proportion of investments in alternative asset classes. These investments fall into two broad categories within the context of the current asset allocation policy.

LIABILITY-HEDGING ASSETS - These assets consist primarily of fixed income investments, such as bonds, that generally have characteristics similar to pension liabilities, including predictable cash flows and comparable durations. In addition to capital preservation, the payment streams provided by liability-hedging assets are used to satisfy plan obligations as they become due.

RETURN-SEEKING ASSETS - All non-fixed income investments, such as equities and certain alternative asset classes, fall into this category. In pursuing these investments, the Plan seeks to experience higher returns from appreciation in asset values. Historically, the long-term rate of return on equities has been higher than most investment grade fixed income securities. The increased yield comes at the expense of increased volatility and unpredictability in cash flows.

PERMITTED AND PROHIBITED INVESTMENTS

Plan investments were permitted to be made either directly, through pooled or mutual funds, or through insurance contracts, and both active and passive strategies have been used. In order to fulfill its fiduciary responsibility and to ensure that plan assets are invested prudently, the Committee has compiled a list of prohibited investments, as well as placed constraints on certain permitted investments. Moreover, the Plan was not permitted to borrow funds to acquire securities or otherwise deal in margin trading. Additional restrictions and constraints, by asset class, are outlined below.

Fixed Income

The Plan's fixed income exposure was achieved through investments in separate accounts or mutual funds. For securities held in separate accounts, the combined market value of any individual investments, as a percentage of the aggregate market value of all fixed income investments, was not to exceed the maximum quality limits outlined below. Each mutual fund investment was governed by its own prospectus, and therefore not subject to these quality limits.

INVESTMENT RATING   MAXIMUM LIMIT
-----------------   -------------
AAA                      100%
AA                        90%
A                         75%
BBB & Lower               50%
BB & Lower                 8%

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Equities

The Plan's domestic and international equity investments were required to be fully diversified across sectors and countries at all times. In addition, the Plan was prohibited from acquiring more than 7.5% of the outstanding securities of any one company. The Plan was also prohibited from holding greater than 10% of its assets in the form of MFC stock.

Derivatives, Options, and Futures

The use of derivatives was permitted for the purpose of hedging investment risks, including market, interest rate, credit, liquidity, and currency risks. Derivatives may also have been used to replicate direct investments, in instances where the Plan would benefit from lower costs or transactional ease. Conversely, the use of derivatives to create leverage for speculative purposes was prohibited. The Plan was also required to hold cash and cash equivalents equal to the underlying market exposure of derivatives, net of margin funds. The Plan was permitted to invest in options and futures on any securities that were not specifically prohibited by the Statement, but it was prohibited from selling derivatives on securities it did not own.

Investments in Other Assets

Pursuant to the asset allocation policy, the Plan was permitted to make investments in alternative asset classes. The Plan was permitted to invest in private equity, power and infrastructure equity, timber and agricultural investments, but hedge funds were prohibited. The Investment Committee was required to approve any proposed investments in other assets that were not specifically permitted above.

NOTE 11 -- COMMITMENTS, GUARANTEES, CONTINGENCIES, AND LEGAL PROCEEDINGS

COMMITMENTS. The Company has extended commitments to purchase U.S. private debt and to issue mortgage loans on real estate totaling $1,824 million and $130 million, respectively, at December 31, 2010. If funded, loans related to real estate mortgages would be fully collateralized by the mortgaged properties. The Company monitors the creditworthiness of borrowers under long-term bond commitments and requires collateral as deemed necessary. The majority of these commitments expire in 2011.

The Company leases office space under non-cancelable operating lease agreements of various expiration dates. Rental expenses, net of sub-lease income, were $24 million, $26 million, and $22 million for the years ended December 31, 2010, 2009, and 2008, respectively.

During 2001, the Company entered into an office ground lease agreement, which expires on September 20, 2096. The terms of the lease agreement provide for adjustments in future periods. The future minimum lease payments, by year and in the aggregate, under the remaining ground lease and other non-cancelable operating leases along with the associated sub-lease income are as follows:

                       NON-
                    CANCELABLE
                    OPERATING    SUB-LEASE
                      LEASES      INCOME
                    ----------   ---------
                        (IN MILLIONS)
2011.............      $ 48         $17
2012.............        42          17
2013.............        39          17
2014.............        29          14
2015.............        13           3
Thereafter.......       410          --
                       ----         ---
Total............      $581         $68
                       ====         ===

GUARANTEES. In the course of business, the Company enters into guarantees which vary in nature and purpose and which are accounted for and disclosed under U.S. GAAP specific to the insurance industry. The Company had no guarantees outstanding outside the scope of insurance accounting at December 31, 2010.

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTE 11 -- COMMITMENTS, GUARANTEES, CONTINGENCIES, AND LEGAL PROCEEDINGS - (CONTINUED)

CONTINGENCIES. The Company is an investor in leveraged leases and has established provisions for possible disallowance of the tax treatment and for interest on past due taxes. During the years ended December 31, 2010 and 2009, the Company increased this provision by $94 million and $186 million, net of tax, respectively. The Company continues to believe that deductions originally claimed in relation to these arrangements are appropriate. Although not expected to occur, should the tax attributes of the leveraged leases be fully denied, the maximum after tax exposure including interest would be an additional estimated $218 million at December 31, 2010.

The Company owns an 80% interest in Phipps Tower Associates LLC, a limited liability company formed for the purpose of development, construction, leasing, and operation of Phipps Tower, an office building located in Atlanta, Georgia. The construction of Phipps Tower was completed in February 2010 and is currently in the leasing phase. Under an LLC agreement entered into by the Company with its partner developer, both parties have rights to a one-time put/call option when the project has achieved its stabilization stage, defined as when 85% of the gross rentable area of the building has been leased and the tenants under such leases have accepted delivery of the premises. At that time, the Company may exercise its call option to purchase the partner developer's interest in the project, and the partner developer may exercise its put option and sell its interest to the Company. If on or before March 5, 2013 the stabilization stage has not been achieved, or stabilization has been achieved but options have not been exercised, the Company is obligated to purchase the partner developer's entire interest (20%) in the project for the greater of the project cost or 95% of market value at the time of the buyout. The current estimated minimum amount that the Company would be required to pay is $7 million. This estimate is 20% of the $108 million cost of construction, net of $73 million of related loans payable.

LEGAL PROCEEDINGS. The Company is regularly involved in litigation, both as a defendant and as a plaintiff. The litigation naming the Company as a defendant ordinarily involves its activities as a provider of insurance protection and wealth management products, an employer, and a taxpayer. In addition, state regulatory bodies, state attorneys general, the SEC, the Financial Industry Regulatory Authority, and other government and regulatory bodies regularly make inquiries and, from time to time, require the production of information or conduct examinations concerning the Company's compliance with, among other things, insurance laws, securities laws, and laws governing the activities of broker-dealers. The Company does not believe that the conclusion of any current legal or regulatory matters, either individually or in the aggregate, will have a material adverse effect on its consolidated financial condition or results of operations.

NOTE 12 -- SHAREHOLDER'S EQUITY

CAPITAL STOCK

The Company has two classes of capital stock, preferred stock and common stock. All of the outstanding preferred and common stock of the Company is owned by MIC, its parent.

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTE 12 -- SHAREHOLDER'S EQUITY - (CONTINUED)

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

The components of accumulated other comprehensive income (loss) were as follows:

                                                                                                       ADDITIONAL
                                                                             NET                      PENSION AND
                                                                         ACCUMULATED     FOREIGN     POSTRETIREMENT    ACCUMULATED
                                                        NET UNREALIZED   GAIN (LOSS)    CURRENCY      UNRECOGNIZED        OTHER
                                                          INVESTMENT       ON CASH     TRANSLATION    NET PERIODIC    COMPREHENSIVE
                                                        GAINS (LOSSES)   FLOW HEDGES   ADJUSTMENT     BENEFIT COST    INCOME (LOSS)
                                                        --------------   -----------   -----------   --------------   -------------
                                                                                    (IN MILLIONS)
BALANCE AT JANUARY 1, 2008 ..........................       $   577         $  350        $ 27            $ 129          $ 1,083
Gross unrealized investment losses (net of
   deferred income tax benefit of $1,574 million) ...        (2,932)            --          --               --           (2,932)
Reclassification adjustment for gains realized in
   net income (net of deferred income tax benefit
   of $101 million) .................................          (187)            --          --               --             (187)
Adjustment for policyholder liabilities (net of
   deferred income tax expense of $87 million) ......           162             --          --               --              162
Adjustment for deferred policy acquisition costs,
   deferred sales inducements, value of business
   acquired, and unearned revenue liability (net
   of deferred income tax expense of $216 million) ..           403             --          --               --              403
Adjustment for policyholder dividend obligation
   (net of deferred income tax expense of
   $11 million) .....................................            20             --          --               --               20
                                                            -------         ------        ----            -----          -------
Net unrealized investment losses ....................        (2,534)            --          --               --           (2,534)
Foreign currency translation adjustment .............            --             --         (23)              --              (23)
Pension and postretirement benefits:
   Change in prior service cost (net of deferred
      income tax benefit of $1 million) .............            --             --          --               (1)              (1)
   Change in net actuarial loss (net of deferred
      income tax benefit of $359 million) ...........            --             --          --             (666)            (666)
Net gains on the effective portion of the change
   in fair value of cash flow hedges (net of
   deferred income tax expense of $586 million) .....            --          1,086          --               --            1,086
Reclassification of net cash flow hedge gains to
   net income (net of deferred income tax benefit
   of $17 million) ..................................            --            (31)         --               --              (31)
                                                            -------         ------        ----            -----          -------
BALANCE AT DECEMBER 31, 2008 ........................       $(1,957)        $1,405        $  4            $(538)         $(1,086)
                                                            =======         ======        ====            =====          =======

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

                                                                                                       ADDITIONAL
                                                                             NET                      PENSION AND
                                                                         ACCUMULATED     FOREIGN     POSTRETIREMENT    ACCUMULATED
                                                        NET UNREALIZED   GAIN (LOSS)    CURRENCY      UNRECOGNIZED        OTHER
                                                          INVESTMENT       ON CASH     TRANSLATION    NET PERIODIC    COMPREHENSIVE
                                                        GAINS (LOSSES)   FLOW HEDGES   ADJUSTMENT     BENEFIT COST    INCOME (LOSS)
                                                        --------------   -----------   -----------   --------------   -------------
                                                                                    (IN MILLIONS)
BALANCE AT JANUARY 1, 2009 ..........................      $(1,957)        $ 1,405         $ 4            $(538)         $(1,086)
Gross unrealized investment gains (net of
   deferred income tax expense of $1,883
   million) .........................................        3,498              --          --               --            3,498
Reclassification adjustment for losses
   realized in net income (net of deferred
   income tax expense of $109 million) ..............          202              --          --               --              202
Adjustment for policyholder liabilities
   (net of deferred income tax benefit of
   $67 million) .....................................         (126)             --          --               --             (126)
Adjustment for deferred policy acquisition
   costs, deferred sales inducements, value
   of business acquired, and unearned
   revenue liability (net of deferred
   income tax benefit of $354 million) ..............         (658)             --          --               --             (658)
                                                           -------         -------         ---            -----          -------
Net unrealized investment gains .....................        2,916              --          --               --            2,916
Foreign currency translation adjustment .............           --              --           5               --                5
Pension and postretirement benefits:
   Change in prior service cost (net of
      deferred income tax benefit of $1 million) ....           --              --          --               (2)              (2)
   Change in net actuarial loss (net of
      deferred income tax expense of $31
      million) ......................................           --              --          --               60               60
   Net unrealized gain on split-dollar life
      insurance benefit (net of deferred
      income tax expense of $1 million) .............           --              --          --                2                2
Net losses on the effective portion of the
   change in fair value of cash flow hedges
   (net of deferred income tax benefit of
   $538 million) ....................................           --          (1,000)         --               --           (1,000)
Reclassification of net cash flow hedge
   gains to net income (net of deferred
   income tax benefit of $3 million) ................           --              (5)         --               --               (5)
Adoption of ASC 320, recognition of
   other-than-temporary impairments (net of
   deferred income tax benefit of $410
   million) .........................................         (761)             --          --               --             (761)
                                                           -------         -------         ---            -----          -------
BALANCE AT DECEMBER 31, 2009 ........................      $   198         $   400         $ 9            $(478)         $   129
                                                           =======         =======         ===            =====          =======

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

                                                                                                       ADDITIONAL
                                                                             NET                      PENSION AND
                                                                         ACCUMULATED     FOREIGN     POSTRETIREMENT    ACCUMULATED
                                                        NET UNREALIZED   GAIN (LOSS)    CURRENCY      UNRECOGNIZED        OTHER
                                                          INVESTMENT       ON CASH     TRANSLATION    NET PERIODIC    COMPREHENSIVE
                                                        GAINS (LOSSES)   FLOW HEDGES    ADJUSTMENT    BENEFIT COST    INCOME (LOSS)
                                                        --------------   -----------   -----------   --------------   -------------
                                                                                    (IN MILLIONS)
BALANCE AT JANUARY 1, 2010 ..........................       $  198          $ 400          $  9           $(478)         $  129
Gross unrealized investment gains (net of
   deferred income tax expense of $808
   million) .........................................        1,501             --            --              --           1,501
Reclassification adjustment for gains
   realized in net income (net of deferred
   income tax benefit of $313 million) ..............         (582)            --            --              --            (582)
Adjustment for policyholder liabilities
   (net of deferred income tax expense of
   $23 million) .....................................           42             --            --              --              42
Adjustment for deferred policy acquisition
   costs, deferred sales inducements, value
   of business acquired, and unearned
   revenue liability (net of deferred
   income tax benefit of $100 million) ..............         (185)            --            --              --            (185)
                                                            ------          -----          ----           -----          ------
Net unrealized investment gains .....................          776             --            --              --             776
Foreign currency translation adjustment .............           --             --           (53)             --             (53)
Pension and postretirement benefits:
   Change in prior service cost (net of
      deferred income tax benefit of $1 million) ....           --             --            --              (2)             (2)
   Change in net actuarial loss (net of
      deferred income tax expense of $5
      million) ......................................           --             --            --               9               9
   Net unrealized gain on split-dollar life
      insurance benefit (net of deferred
      income tax expense of $1 million) .............           --             --            --               2               2
Net losses on the effective portion of the
   change in fair value of cash flow hedges
   (net of deferred income tax benefit of
   $20 million) .....................................           --            (37)           --              --             (37)
Reclassification of net cash flow hedge
   gains to net income (net of deferred
   income tax benefit of $69 million) ...............           --           (129)           --              --            (129)
Transfer of certain pension and
   postretirement benefit plans to Parent
   (net of deferred income tax expense of
   $255 million) ....................................           --             --            --             473             473
                                                            ------          -----          ----           -----          ------
BALANCE AT DECEMBER 31, 2010 ........................       $  974          $ 234          $(44)          $   4          $1,168
                                                            ======          =====          ====           =====          ======

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTE 12 -- SHAREHOLDER'S EQUITY - (CONTINUED)

Net unrealized investment gains (losses) included on the Company's Consolidated Balance Sheets as a component of shareholder's equity are summarized below:

                                                                                       DECEMBER 31,
                                                                                -------------------------
                                                                                  2010     2009     2008
                                                                                -------   -----   -------
                                                                                      (IN MILLIONS)
Balance, end of year comprises:
   Unrealized investment gains (losses) on:
      Fixed maturities ......................................................   $ 1,852   $ 547   $(3,345)
      Equity securities .....................................................       360     249       (79)
      Other investments .....................................................        (5)     (3)      (91)
                                                                                -------   -----   -------
   Total (1) ................................................................     2,207     793    (3,515)
Amounts of unrealized investment gains (losses) attributable to:
      Deferred policy acquisition costs, deferred sales inducements, value of
         business acquired, and unearned revenue liability ..................      (653)   (368)      458
      Policyholder liabilities ..............................................       (56)   (121)       49
      Deferred income taxes .................................................      (524)   (106)    1,051
                                                                                -------   -----   -------
   Total ....................................................................    (1,233)   (595)    1,558
                                                                                -------   -----   -------
Net unrealized investment gains (losses) ....................................   $   974   $ 198   $(1,957)
                                                                                =======   =====   =======

(1) Includes unrealized investment gains (losses) on invested assets held in trust on behalf of MRBL, which are included in amounts due from and held for affiliates on the Consolidated Balance Sheets. See Note 8 -- Related Party Transactions, for information on the associated MRBL reinsurance agreement.

STATUTORY RESULTS

The Company and its wholly-owned subsidiaries, JHNY and John Hancock Life & Health Insurance Company, are required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance departments of their states of domicile, which are Michigan, New York, and Massachusetts, respectively.

At December 31, 2008, JHUSA, with the explicit permission of the Commissioner, used the implied forward rates from the rolling average of the swap rates that have been observed over the past three years instead of the implied forward rates from the swap curve observed at December 31, 2008 for purposes of its C-3 Phase II calculation. The impact of using this approach was a $53 million decrease in JHUSA's authorized control level risk-based capital as of December 31, 2008. This permitted practice was effective for reporting periods beginning on or after December 31, 2008 and ended September 30, 2009.

At December 31, 2008, JHUSA, with the explicit permission of the Commissioner, recorded an increase in the net admitted deferred tax asset ("DTA") instead of the deferred tax calculation required by prescribed statutory accounting practices. If the net admitted DTA was reflected on the statutory balance sheet based on prescribed practices, the DTA and statutory surplus at December 31, 2008 would both be decreased by $84 million. The permitted practice had no effect on statutory net income. This permitted practice was effective for reporting periods beginning on or after December 31, 2008 and ended September 30, 2009.

The Company's statutory net income (loss) for the years ended December 31, 2010, 2009, and 2008 was $35 million (unaudited), $(76) million, and $(2,407) million, respectively. The Company's statutory capital and surplus as of December 31, 2010 and 2009 was $5,093 million (unaudited) and $5,012 million, respectively.

Unless approved by the Commissioner prior to payment, dividends to the shareholder shall be declared or paid only from the Company's earned surplus. Dividends to the shareholder that may be paid without prior approval of the Commissioner are limited by the laws of the State of Michigan. Such dividends are permissible if, together with other dividends or distributions made within the preceding 12 months, they do not exceed the greater of 10% of the Company's surplus as of December 31 of the preceding year, or the net gain from operations for the 12 month period ending December 31 of the immediately preceding year.

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTE 13 -- SEGMENT INFORMATION

The Company operates in the following three business segments: (1) Insurance and
(2) Wealth Management, which primarily serve retail and institutional customers and (3) Corporate and Other, which includes the institutional advisory business, the remaining international insurance operations, the reinsurance operations, and the corporate account.

The Company's reportable segments are strategic business units offering different products and services. The reportable segments are managed separately, as they focus on different products, markets, and distribution channels.

INSURANCE SEGMENT. Offers a variety of individual life insurance products, including participating whole life, term life, universal life, and variable life insurance, and individual and group long-term care insurance. Products are distributed through multiple distribution channels, including insurance agents, brokers, banks, financial planners, and direct marketing.

WEALTH MANAGEMENT SEGMENT. Offers individual and group annuities and mutual fund products and services. Individual annuities consist of fixed deferred annuities, fixed immediate annuities, and variable annuities. Mutual fund products and services primarily consist of open-end mutual funds, closed-end funds, institutional advisory accounts, and privately managed accounts. These products are distributed through multiple distribution channels, including insurance agents and brokers affiliated with the Company, securities brokerage firms, financial planners, pension plan sponsors, pension plan consultants, and banks.

This segment also offers a variety of retirement products to qualified defined benefit plans, defined contribution plans, and non-qualified buyers, including guaranteed investment contracts, funding agreements, single premium annuities, and general account participating annuities and fund-type products. These contracts provide non-guaranteed, partially guaranteed, and fully guaranteed investment options through general and separate account products.

These products are distributed through a combination of dedicated regional representatives, pension consultants, and investment professionals. The segment's consumer notes program is distributed primarily through brokers affiliated with the Company and securities brokerage firms.

CORPORATE AND OTHER SEGMENT. Primarily consists of the Company's remaining international insurance operations, certain corporate operations, the institutional advisory business, reinsurance operations, and businesses that are either disposed or in run-off. Corporate operations primarily include certain financing activities, income on capital not specifically allocated to the reporting segments, and certain non-recurring expenses not allocated to the segments. Reinsurance refers to the transfer of all or part of certain risks related to policies issued by the Company to a reinsurer or to the assumption of risk from other insurers. The disposed business primarily consists of group health insurance and related group life insurance, property and casualty insurance, and selected broker-dealer operations.

The accounting policies of the segments are the same as those described in Note 1 -- Summary of Significant Accounting Policies. Allocations of net investment income are based on the amount of assets allocated to each segment. Other costs and operating expenses are allocated to each segment based on a review of the nature of such costs, cost allocations utilizing time studies, and other relevant allocation methodologies.

The following table summarizes selected financial information by segment for the periods indicated. Included in the Insurance Segment for all periods presented are the assets, liabilities, revenues, and expenses of the closed blocks. For additional information on the closed blocks, see Note 6 -- Closed Blocks.

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

                                                                          WEALTH     CORPORATE
                                                            INSURANCE   MANAGEMENT   AND OTHER     TOTAL
                                                            ---------   ----------   ---------   --------
                                                                            (IN MILLIONS)
2010
   Revenues from external customers .....................    $ 4,460     $  2,765     $   482    $  7,707
   Net investment income ................................      2,619        1,710         238       4,567
   Net realized investment and other gains (losses) .....        381         (202)        202         381
   Inter-segment revenues ...............................          3           --          (3)         --
                                                             -------     --------     -------    --------
   Revenues .............................................    $ 7,463     $  4,273     $   919    $ 12,655
                                                             =======     ========     =======    ========
   Total net (loss) income ..............................    $(1,486)    $    506     $   103    $   (877)
                                                             =======     ========     =======    ========
SUPPLEMENTAL INFORMATION:
   Equity in net income (loss) of investees accounted for
      under the equity method ...........................    $   158     $     62     $   (21)   $    199
   Carrying value of investments accounted for under the
      equity method .....................................      2,157        1,129         285       3,571
   Amortization of deferred policy acquisition costs,
      deferred sales inducements, and value of business
      acquired ..........................................        512          239           1         752
   Goodwill impairment ..................................      1,600           --          --       1,600
   Interest expense .....................................         --           --          47          47
   Income tax expense ...................................         48          135          39         222
   Segment assets .......................................    $82,106     $160,978     $22,944    $266,028

                                                                          WEALTH     CORPORATE
                                                            INSURANCE   MANAGEMENT   AND OTHER     TOTAL
                                                            ---------   ----------   ---------   --------
                                                                            (IN MILLIONS)
2009
  Revenues from external customers .....................     $ 4,366     $  2,652     $   535    $  7,553
   Net investment income ...............................       2,265        1,624         457       4,346
   Net realized investment and other losses ............        (732)      (1,103)         (2)     (1,837)
   Inter-segment revenues ..............................          --            1          (1)         --
                                                             -------     --------     -------    --------
   Revenues ............................................     $ 5,899     $  3,174     $   989    $ 10,062
                                                             =======     ========     =======    ========
   Total net (loss) income .............................     $  (258)    $    412     $   157    $    311
                                                             =======     ========     =======    ========
SUPPLEMENTAL INFORMATION:
   Equity in net income of investees accounted for under
     the equity method .................................     $    28     $      9     $    41    $     78
   Carrying value of investments accounted for under the
     equity method .....................................       1,622        1,123         314       3,059
   Amortization of deferred policy acquisition costs,
     deferred sales inducements, and value of business
     acquired ..........................................         308          898           5       1,211
   Interest expense ....................................          --           --          34          34
   Income tax (benefit) expense ........................        (167)          63          97          (7)
   Segment assets ......................................     $75,509     $149,336     $23,084    $247,929

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

                                                                         WEALTH     CORPORATE
                                                           INSURANCE   MANAGEMENT   AND OTHER     TOTAL
                                                           ---------   ----------   ---------   --------
                                                                           (IN MILLIONS)
2008
   Revenues from external customers ....................     $3,407      $ (357)      $ 520      $3,570
   Net investment income ...............................      2,300       1,578         563       4,441
   Net realized investment and other gains (losses) ....        120         102        (445)       (223)
   Inter-segment revenues ..............................         --           1          (1)         --
                                                             ------      ------       -----      ------
   Revenues ............................................     $5,827      $1,324       $ 637      $7,788
                                                             ======      ======       =====      ======
   Total net income (loss) .............................     $  272      $ (360)      $(223)     $ (311)
                                                             ======      ======       =====      ======
SUPPLEMENTAL INFORMATION:
   Equity in net income (loss) of investees accounted
     for under the equity method .......................     $    8      $   26       $ (38)     $   (4)
   Carrying value of investments accounted for under
     the equity method .................................      1,418         991         438       2,847
   Amortization of deferred policy acquisition costs,
     deferred sales inducements, and value of business
     acquired ..........................................       (362)         21           5        (336)
   Interest expense ....................................         --          --          34          34
   Income tax expense (benefit) ........................        137        (413)        (63)       (339)

The Company operates primarily in the United States and has no reportable major customers. The following table summarizes selected financial information by geographic location for or at the end of periods presented:

                                                INCOME
                                            (LOSS) BEFORE   LONG-LIVED
LOCATION                         REVENUES    INCOME TAXES     ASSETS      ASSETS
--------                         --------   -------------   ----------   --------
                                                  (IN MILLIONS)
2010
United States ................    $12,582       $(669)         $173      $265,908
Foreign -- other .............         73          14            --           120
                                  -------       -----          ----      --------
Total ........................    $12,655       $(655)         $173      $266,028
                                  =======       =====          ====      ========
2009
United States ................    $10,004       $ 290          $198      $247,786
Foreign -- other .............         58          14            --           143
                                  -------       -----          ----      --------
Total ........................    $10,062       $ 304          $198      $247,929
                                  =======       =====          ====      ========
2008
United States ................    $ 7,722       $(670)
Foreign -- other .............         66          20
                                  -------       -----
Total ........................    $ 7,788       $(650)
                                  =======       =====

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTE 14 -- FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table presents the carrying amounts and estimated fair values of the Company's financial instruments. Fair values have been determined by using available market information and the valuation methodologies described below.

                                                                DECEMBER 31,
                                                 -----------------------------------------
                                                         2010                  2009
                                                 -------------------   -------------------
                                                 CARRYING     FAIR     CARRYING     FAIR
                                                   VALUE      VALUE      VALUE      VALUE
                                                 --------   --------   --------   --------
                                                               (IN MILLIONS)
ASSETS:
   Fixed maturities:
      Available-for-sale (1) .................   $ 60,470   $ 60,470   $ 53,569   $ 53,569
      Held-for-trading .......................      1,627      1,627      1,208      1,208
   Equity securities:
      Available-for-sale .....................        588        588        558        558
   Mortgage loans on real estate .............     13,343     14,301     12,623     13,252
   Policy loans ..............................      5,050      5,050      4,949      4,949
   Short-term investments ....................      1,472      1,472      3,973      3,973
   Cash and cash equivalents .................      2,772      2,772      4,915      4,915
   Derivatives:
      Interest rate swaps ....................      2,721      2,721      1,840      1,840
      Foreign currency swaps .................        210        210        242        242
      Foreign currency forwards ..............         33         33         43         43
      Interest rate options ..................         --         --          1          1
      Equity market contracts ................          4          4          8          8
      Embedded derivatives ...................      1,504      1,504      1,711      1,711
   Assets held in trust ......................      2,394      2,394      2,290      2,290
   Separate account assets ...................    136,002    136,002    122,466    122,466
                                                 --------   --------   --------   --------
TOTAL ASSETS .................................   $228,190   $229,148   $210,396   $211,025
                                                 ========   ========   ========   ========
LIABILITIES:
   Consumer notes ............................   $    966   $    983   $  1,205   $  1,234
   Debt ......................................        845        839        490        463
   Guaranteed investment contracts and funding
      agreements .............................      1,833      1,850      2,701      2,760
   Fixed-rate deferred and immediate
      annuities ..............................      8,971      8,866      9,255      8,696
   Supplementary contracts without life
      contingencies ..........................         47         48         51         53
   Derivatives:
      Interest rate swaps ....................      2,164      2,164      1,318      1,318
      Foreign currency swaps .................        578        578        694        694
      Foreign currency forwards ..............         --         --          1          1
      Equity market contracts ................          2          2         --         --
      Embedded derivatives ...................      1,214      1,214      1,327      1,327
                                                 --------   --------   --------   --------
TOTAL LIABILITIES ............................   $ 16,620   $ 16,544   $ 17,042   $ 16,546
                                                 ========   ========   ========   ========

(1) Fixed maturities available-for-sale exclude leveraged leases of $1,932 million and $2,012 million at December 31, 2010 and 2009, respectively. The Company calculates the carrying value of its leveraged leases by accruing income at their expected internal rate of return.

ASC 820 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit value. The exit value assumes the asset or liability is exchanged in an orderly transaction; it is not a forced liquidation or distressed sale.

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

ASC 820 created the following two primary categories for the purpose of fair value disclosure:

- Assets and Liabilities Measured at Fair Value and Reported in the Consolidated Balance Sheets - This category includes assets and liabilities measured at fair value on a recurring and nonrecurring basis. Financial instruments measured on a recurring basis include fixed maturities, equity securities, short-term investments, derivatives, and separate account assets. Assets measured at fair value on a nonrecurring basis include mortgage loans, joint ventures, limited partnership interests, and goodwill, which are reported at fair value only in the period in which an impairment is recognized.

- Other Assets and Liabilities Not Reported at Fair Value - This category includes assets and liabilities, which do not require the additional ASC 820 disclosures, as follows:

MORTGAGE LOANS ON REAL ESTATE - The fair value of unimpaired mortgage loans is estimated using discounted cash flows and takes into account the contractual maturities and discount rates, which were based on current market rates for similar maturity ranges and adjusted for risk due to the property type.

POLICY LOANS - These loans are carried at unpaid principal balances, which approximate their fair values.

CASH AND CASH EQUIVALENTS - The carrying values for cash and cash equivalents approximate fair value due to the short-term maturities of these instruments.

CONSUMER NOTES, GUARANTEED INVESTMENT CONTRACTS, AND FUNDING AGREEMENTS - The fair values associated with these financial instruments are determined by projecting cash flows and discounting at current corporate rates, defined as U.S. Treasury rates plus MFC's corporate spread. The fair value attributable to credit risk represents the present value of the spread.

DEBT - The fair value of the Company's long-term debt is estimated using discounted cash flows based on the Company's incremental borrowing rates for similar type of borrowing arrangements. As a result of the adoption of ASC 810 effective January 1, 2010, long-term debt at December 31, 2010 includes variable and fixed rate notes related to consolidated variable interest entities. The carrying value of this debt approximates fair value at December 31, 2010. For further information regarding the adoption of ASC 810, see Note 1 - Summary of Significant Accounting Policies.

The carrying values for commercial paper and short-term borrowings approximate fair value.

FIXED-RATE DEFERRED AND IMMEDIATE ANNUITIES - The fair value of fixed-rate deferred annuities is estimated by projecting multiple stochastically generated interest rate scenarios under a risk neutral environment reflecting inputs (interest rates, volatility, etc.) observable at the valuation date. The fair value of fixed immediate annuities is determined by projecting cash flows and discounting at current corporate rates, defined as U.S. Treasury rates plus MFC's corporate spread. The fair value attributable to credit risk represents the present value of the spread.

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON THE CONSOLIDATED BALANCE SHEETS

VALUATION HIERARCHY

Following ASC 820 guidance, the Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company's valuation techniques. A level is assigned to each fair value measurement based on the lowest level input significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

- Level 1 - Fair value measurements that reflect unadjusted, quoted prices in active markets for identical assets and liabilities that the Company has the ability to access at the measurement date. Valuations are based on quoted prices reflecting market transactions involving assets or liabilities identical to those being measured. Level 1 assets primarily include exchange traded equity securities and certain separate account assets.

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

- Level 2 - Fair value measurements using inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in inactive markets, inputs that are observable that are not prices (such as interest rates, credit risks, etc.), and inputs that are derived from or corroborated by observable market data.

Most debt securities are classified within Level 2. Also included in the Level 2 category are derivative instruments that are priced using models with observable market inputs, including most derivative financial instruments and certain separate account assets.

- Level 3 - Fair value measurements using significant nonmarket observable inputs. These include valuations for assets and liabilities that are derived using data, some or all of which is not market observable data, including assumptions about risk.

Level 3 securities include less liquid securities, such as structured asset-backed securities, commercial mortgage-backed securities, and other securities that have little or no price transparency. Embedded and complex derivative financial instruments and separate account investments in real estate are also included in Level 3.

DETERMINATION OF FAIR VALUE

The valuation methodologies used to determine the fair values of assets and liabilities under ASC 820 reflect market participant assumptions and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. When available, the Company uses quoted market prices to determine fair value and classifies such items within Level 1. If quoted market prices are not available, fair value is based upon valuation techniques, which discount expected cash flows utilizing independent market observable interest rates based on the credit quality and duration of the instrument. Items valued using models are classified according to the lowest level input that is significant to the valuation. Thus, an item may be classified in Level 3 even though significant market observable inputs are used.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy:

FAIR VALUE MEASUREMENTS ON A RECURRING BASIS

FIXED MATURITIES

For fixed maturities, including corporate debt, U.S. Treasury, commercial and residential mortgage-backed securities, asset-backed securities, collateralized debt obligations, issuances by foreign governments, and obligations of state and political subdivisions, fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). The significant inputs into these models include, but are not limited to, yield curves, credit risks and spreads, measures of volatility, and prepayment speeds. These fixed maturities are classified within Level 2. Fixed maturities with significant pricing inputs which are unobservable are classified within Level 3.

EQUITY SECURITIES

Equity securities are comprised of common stock and are classified within Level 1, as fair values are based on quoted market prices.

SHORT-TERM INVESTMENTS

Short-term investments are comprised of securities due to mature within one year of the date of purchase that are traded in active markets and are classified within Level 1, as fair values are based on quoted market prices. Securities such as commercial paper and discount notes are classified within Level 2 because these securities are typically not actively traded due to their short maturities and, as such, their cost generally approximates fair value.

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

DERIVATIVES

The fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter ("OTC") derivatives. The pricing models used are based on market standard valuation methodologies, and the inputs to these models are consistent with what a market participant would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), and volatility. The Company's derivatives are generally classified within Level 2 given the significant inputs to the pricing models for most OTC derivatives are observable or can be corroborated by observable market data. Inputs that are observable generally include interest rates, foreign currency exchange rates, and interest rate curves; however, certain OTC derivatives may rely on inputs that are significant to the fair value, but are unobservable in the market or cannot be derived principally from or corroborated by observable market data and would be classified within Level 3. Inputs that are unobservable generally include broker quotes, volatilities, and inputs that are outside of the observable portion of the interest rate curve or other relevant market measures. These unobservable inputs may involve significant management judgment or estimation.

Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what market participants would use when pricing such instruments. The credit risk of both the counterparty and the Company are considered in determining the fair value for all OTC derivatives after taking into account the effects of netting agreements and collateral arrangements.

EMBEDDED DERIVATIVES

As defined in ASC 815, the Company holds assets and liabilities classified as embedded derivatives on the Consolidated Balance Sheets. These assets include guaranteed minimum income benefits that are ceded under modified coinsurance reinsurance arrangements ("Reinsurance GMIB Assets"). Liabilities include policyholder benefits offered under variable annuity contracts such as guaranteed minimum withdrawal benefits with a term certain ("GMWB") and embedded reinsurance derivatives.

Embedded derivatives are recorded on the Consolidated Balance Sheets at fair value, separately from their host contract, and the change in their fair value is reflected in net income. Many factors including, but not limited to, market conditions, credit ratings, variations in actuarial assumptions regarding policyholder liabilities, and risk margins related to non-capital market inputs may result in significant fluctuations in the fair value of these embedded derivatives that could materially affect net income.

The fair value of embedded derivatives is estimated as the present value of future benefits less the present value of future fees. The fair value calculation includes assumptions for risk margins including nonperformance risk.

Risk margins are established to capture the risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, persistency, partial withdrawal, and surrenders. The establishment of these actuarial assumptions, risk margins, nonperformance risk, and other inputs requires the use of significant judgment.

Nonperformance risk refers to the risk that the obligation will not be fulfilled and affects the value of the liability. The fair value measurement assumes that the nonperformance risk is the same before and after the transfer; therefore, fair value reflects the reporting entity's own credit risk.

Nonperformance risk for liabilities held by the Company is based on MFC's own credit risk, which is determined by taking into consideration publicly available information relating to MFC's debt, as well as its claims paying ability. Nonperformance risk is also reflected in the Reinsurance GMIB Assets held by the Company. The credit risk of the reinsurance companies is most representative of the nonperformance risk for the Reinsurance GMIB Assets and is derived from publicly available information relating to the reinsurance companies' publicly issued debt.

The fair value of embedded derivatives related to reinsurance agreements is determined based on a total return swap methodology. These total return swaps are reflected as assets or liabilities on the Consolidated Balance Sheets representing the difference between the statutory book value and fair value of the related modified coinsurance assets with ongoing changes in fair value recorded in net realized investment and other gains (losses). The fair value of the underlying assets is based on the valuation approach for similar assets described herein.

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

SEPARATE ACCOUNT ASSETS

Separate account assets are reported at fair value and reported as a summarized total on the Consolidated Balance Sheets in accordance with SOP No. 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts," which is now incorporated into ASC 944. The fair value of separate account assets is based on the fair value of the underlying assets owned by the separate account. Assets owned by the Company's separate accounts primarily include investments in mutual funds, fixed maturity securities, equity securities, real estate, short-term investments, and cash and cash equivalents.

The fair value of mutual fund investments is based upon quoted market prices or reported net asset values. Open-ended mutual fund investments that are traded in an active market and have a publicly available price are included in Level 1. The fair values of fixed maturity securities, equity securities, short-term investments, and cash equivalents held by separate accounts are determined on a basis consistent with the methodologies described herein for similar financial instruments held within the Company's general account.

Separate account assets classified as Level 3 consist primarily of debt and equity investments in private companies, which own real estate and carry it at fair value. The values of the real estate investments are estimated using generally accepted valuation techniques. A comprehensive appraisal is performed shortly after initial purchase of properties and at two or three-year intervals thereafter, depending on the property. Appraisal updates are conducted according to client contracts, generally at one-year or six-month intervals. In the quarters in which an investment is not independently appraised or its valuation updated, the market value is reviewed by management. The valuation of a real estate investment is adjusted only if there has been a significant change in economic circumstances related to the investment since acquisition or the most recent independent valuation and upon the independent appraiser's review and concurrence with management. Further, these valuations are prepared giving consideration to the income, cost, and sales comparison approaches of estimating property value. These real estate investments are classified as Level 3 by the companies owning them. The equity investments in these companies are considered to be Level 3 by the Company.

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

The following tables present the Company's assets and liabilities that are measured at fair value on a recurring basis by fair value hierarchy level:

                                                                           DECEMBER 31, 2010
                                                               -----------------------------------------
                                                                 TOTAL
                                                               FAIR VALUE    LEVEL 1   LEVEL 2   LEVEL 3
                                                               ----------   --------   -------   -------
                                                                             (IN MILLIONS)
ASSETS:
   Fixed maturities available-for-sale (1):
      Corporate debt securities ............................    $ 41,199    $     --   $37,898    $3,301
      Commercial mortgage-backed securities ................       4,247          --     3,762       485
      Residential mortgage-backed securities ...............         460          --        10       450
      Collateralized debt obligations ......................         136          --        33       103
      Other asset-backed securities ........................       1,029          --       950        79
      U.S. Treasury and agency securities ..................       7,841          --     7,841        --
      Obligations of states and political subdivisions .....       4,027          --     3,619       408
      Debt securities issued by foreign governments ........       1,531          --     1,531        --
                                                                --------    --------   -------    ------
   Total fixed maturities available-for-sale ...............      60,470          --    55,644     4,826
   Fixed maturities held-for-trading:
      Corporate debt securities ............................       1,177           8     1,133        36
      Commercial mortgage-backed securities ................         224          --       209        15
      Residential mortgage-backed securities ...............           3          --        --         3
      Collateralized debt obligations ......................           4          --         1         3
      Other asset-backed securities ........................          66          --        65         1
      U.S. Treasury and agency securities ..................         101          --       101        --
      Obligations of states and political subdivisions .....          51          --        51        --
      Debt securities issued by foreign governments ........           1          --         1        --
                                                                --------    --------   -------    ------
   Total fixed maturities held-for-trading .................       1,627           8     1,561        58
   Equity securities available-for-sale ....................         588         588        --        --
   Short-term investments ..................................       1,472          --     1,472        --
   Derivative assets (2):
      Interest rate swaps ..................................       2,721          --     2,652        69
      Foreign currency swaps ...............................         210          --       210        --
      Foreign currency forwards ............................          33          --        33        --
      Equity market contracts ..............................           4          --        --         4
   Embedded derivatives (3):
      Reinsurance contracts ................................           7          --         7        --
      Benefit guarantees ...................................       1,497          --        --     1,497
   Assets held in trust (4) ................................       2,394         913     1,420        61
   Separate account assets (5) .............................     136,002     130,884     2,092     3,026
                                                                --------    --------   -------    ------
TOTAL ASSETS AT FAIR VALUE .................................    $207,025    $132,393   $65,091    $9,541
                                                                ========    ========   =======    ======
LIABILITIES:
   Derivative liabilities (2):
      Interest rate swaps ..................................    $  2,164    $     --   $ 2,156    $    8
      Foreign currency swaps ...............................         578          --       534        44
      Equity market contracts ..............................           2          --        --         2
   Embedded derivatives (3):
      Reinsurance contracts ................................         660          --       660        --
      Participating pension contracts ......................          98          --        98        --
      Benefit guarantees ...................................         456          --        --       456
                                                                --------    --------   -------    ------
TOTAL LIABILITIES AT FAIR VALUE ............................    $  3,958    $     --   $ 3,448    $  510
                                                                ========    ========   =======    ======

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

                                                                           DECEMBER 31, 2009
                                                               -----------------------------------------
                                                                 TOTAL
                                                               FAIR VALUE    LEVEL 1   LEVEL 2   LEVEL 3
                                                               ----------   --------   -------   -------
                                                                             (IN MILLIONS)
ASSETS:
   Fixed maturities available-for-sale (1):
      Corporate debt securities ............................    $ 42,505    $     --   $39,889    $2,616
      Commercial mortgage-backed securities ................       4,474          --     4,039       435
      Residential mortgage-backed securities ...............         476          --        16       460
      Collateralized debt obligations ......................         135          --        57        78
      Other asset-backed securities ........................       1,242          --     1,151        91
      U.S. Treasury and agency securities ..................       1,968          --     1,968        --
      Obligations of states and political subdivisions .....       1,491          --     1,261       230
      Debt securities issued by foreign governments ........       1,278          --     1,213        65
                                                                --------    --------   -------    ------
   Total fixed maturities available-for-sale ...............      53,569          --    49,594     3,975
   Fixed maturities held-for-trading:
      Corporate debt securities ............................         898          --       882        16
      Commercial mortgage-backed securities ................         216          --       206        10
      Residential mortgage-backed securities ...............           3          --        --         3
      Collateralized debt obligations ......................           2          --         1         1
      Other asset-backed securities ........................          21          --        20         1
      U.S. Treasury and agency securities ..................          29          --        29        --
      Obligations of states and political subdivisions .....          26          --        23         3
      Debt securities issued by foreign governments ........          13          --        --        13
                                                                --------    --------   -------    ------
   Total fixed maturities held-for-trading .................       1,208          --     1,161        47
   Equity securities available-for-sale ....................         558         558        --        --
   Short-term investments ..................................       3,973          --     3,973        --
   Derivative assets (2) ...................................       2,134          --     2,074        60
   Embedded derivatives (3) ................................       1,711          --         8     1,703
   Assets held in trust (4) ................................       2,290         624     1,666        --
   Separate account assets (5) .............................     122,466     116,875     2,494     3,097
                                                                --------    --------   -------    ------
TOTAL ASSETS AT FAIR VALUE .................................    $187,909    $118,057   $60,970    $8,882
                                                                ========    ========   =======    ======
LIABILITIES:
   Derivative liabilities (2) ..............................    $  2,013    $     --   $ 1,987    $   26
   Embedded derivatives (3) ................................       1,327          --       688       639
                                                                --------    --------   -------    ------
TOTAL LIABILITIES AT FAIR VALUE ............................    $  3,340    $     --   $ 2,675    $  665
                                                                ========    ========   =======    ======

(1) Fixed maturities available-for-sale exclude leveraged leases of $1,932 million and $2,012 million at December 31, 2010 and 2009, respectively. The Company calculates the carrying value of its leveraged leases by accruing income at their expected internal rate of return.

(2) Derivative assets and liabilities are presented gross to reflect the presentation in the Consolidated Balance Sheets, but are presented net for purposes of the Level 3 rollforward in the following table.

(3) Embedded derivatives related to fixed maturities and reinsurance contracts are reported as part of the derivative asset or liability on the Consolidated Balance Sheets. Embedded derivatives related to benefit guarantees are reported as part of the reinsurance recoverable or future policy benefits on the Consolidated Balance Sheets. Embedded derivatives related to participating pension contracts are reported as part of future policy benefits on the Consolidated Balance Sheets.

(4) Represents the fair value of assets held in trust on behalf of MRBL, which are included in amounts due from and held for affiliates on the Consolidated Balance Sheets. See Note 8 -- Related Party Transactions for information on the associated MRBL reinsurance agreement. The fair value of the trust assets is determined on a basis consistent with the methodologies described herein for similar financial instruments.

(5) Separate account assets are recorded at fair value. Investment performance related to separate account assets is fully offset by corresponding amounts credited to contract holders whose interest in the separate account assets is recorded by the Company as separate account liabilities. Separate account liabilities are set equal to the fair value of separate account assets.

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTE 14 -- FAIR VALUE OF FINANCIAL INSTRUMENTS -- (CONTINUED)

LEVEL 3 FINANCIAL INSTRUMENTS

The changes in Level 3 financial instruments measured at fair value on a recurring basis for the years ended December 31, 2010 and 2009 are summarized as follows:

                                                     NET
                                                   REALIZED/
                                                  UNREALIZED
                                                GAINS (LOSSES)
                                                 INCLUDED IN:                    TRANSFERS
                                               ----------------               ----------------
                                                                                                                CHANGE IN
                                                                  PURCHASES,                                 UNREALIZED GAINS
                                                                  ISSUANCES,                                (LOSSES) INCLUDED
                                   BALANCE AT                         AND       INTO    OUT OF  BALANCE AT  IN EARNINGS ON
                                   JANUARY 1,  EARNINGS    AOCI  SETTLEMENTS  LEVEL 3  LEVEL 3   DECEMBER   INSTRUMENTS STILL
                                      2010        (1)      (2)      (NET)       (3)      (3)     31, 2010        HELD
                                   ----------  --------   -----  -----------  -------  -------  ----------  -----------------
                                                                   (IN MILLIONS)
Fixed maturities
   available-for-sale:
   Corporate debt securities ....    $2,616      $(50)    $ 223     $  80      $  733   $(301)    $3,301          $--
   Commercial mortgage-backed
      securities ................       435         1       105       (54)         --      (2)       485           --
   Residential mortgage-backed
      securities ................       460       (22)      131      (119)         --      --        450           --
   Collateralized debt
      obligations ...............        78        (3)       39       (11)         --      --        103           --
   Other asset-backed
      securities ................        91        (4)       14       (22)         --      --         79           --
   Obligations of states and
      political subdivisions ....       230        --        (6)      247         342    (405)       408           --
   Debt securities issued by
      foreign governments .......        65        --       (65)       --          --      --         --           --
                                     ------      ----     -----     -----      ------   -----     ------         ----
Total fixed maturities
   available-for-sale ...........     3,975       (78)      441       121       1,075    (708)     4,826           --
Fixed maturities
   held-for-trading:
   Corporate debt securities ....        16        15        --         4           2      (1)        36           15
   Commercial mortgage-backed
      securities ................        10         5        --        --          --      --         15            5
   Residential
      mortgage-backed
      securities ................         3        --        --        --          --      --          3            1
   Collateralized debt
      obligations ...............         1         2        --        --          --      --          3            2
   Other asset-backed
      securities ................         1        --        --        --          --      --          1           --
   Obligations of states and
      political subdivisions ....         3        --        --         3          --      (6)        --           --
   Debt securities issued by
      foreign governments .......        13       (13)       --        --          --      --         --          (13)
                                     ------      ----     -----     -----      ------   -----     ------         ----
Total fixed maturities
   held-for-trading .............        47         9        --         7           2      (7)        58           10
Net derivatives .................        34        15       (30)       --          --      --         19           19
Net embedded derivatives ........     1,064       (23)(4)    --        --          --      --      1,041          (23)
Assets held in trust ............        --         1         3       (10)         68      (1)        61            3
Separate account assets (5) .....     3,097       (13)        5      (125)         62      --      3,026           10
                                     ------      ----     -----     -----      ------   -----     ------         ----
TOTAL                                $8,217      $(89)    $ 419     $  (7)     $1,207   $(716)    $9,031         $ 19
                                     ======      ====     =====     =====      ======   =====     ======         ====

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

                                                    NET
                                                  REALIZED/
                                                 UNREALIZED
                                                GAINS (LOSSES)
                                                 INCLUDED IN:
                                              -----------------                                           CHANGE IN
                                                                                                          UNREALIZED
                                                                  PURCHASES,      NET                   GAINS (LOSSES)
                                                                  ISSUANCES,   TRANSFERS                 INCLUDED IN
                                   BALANCE AT                         AND     INTO AND OUT  BALANCE AT   EARNINGS ON
                                   JANUARY 1,  EARNINGS    AOCI  SETTLEMENTS  OF LEVEL 3     DECEMBER    INSTRUMENTS
                                      2009        (1)      (2)      (NET)         (3)        31, 2009     STILL HELD
                                   ----------  --------   -----  -----------  ------------  ----------  --------------
                                                                   (IN MILLIONS)
Fixed maturities
   available-for-sale:
   Corporate debt securities ....    $ 1,792    $  80     $ 482     $ (67)        $ 329       $2,616        $  --
   Commercial mortgage-backed
      securities ................        446       (2)      100       (90)          (19)         435           --
   Residential mortgage-backed
      securities ................        624      (87)      149      (230)            4          460           --
   Collateralized debt
      obligations ...............         88       (6)        6       (10)           --           78           --
   Other asset-backed
      securities ................        299        3        29      (252)           12           91           --
   Obligations of states and
      political subdivisions ....          1       --        (6)      315           (80)         230           --
   Debt securities issued by
      foreign governments .......         62       --         4        (1)           --           65           --
                                     -------    -----     -----     -----         -----       ------        -----
Total fixed maturities
   available-for-sale ...........      3,312      (12)      764      (335)          246        3,975           --
Fixed maturities
   held-for-trading:
   Corporate debt securities ....         16        2        --        (2)           --           16            1
   Commercial mortgage-backed
      securities ................          7        3        --        --            --           10            3
   Residential mortgage-backed
      securities ................          3        1        --        (1)           --            3            1
   Collateralized debt
      obligations ...............          1       --        --        --            --            1           --
   Other asset-backed
      securities ................          2       --        --        (1)           --            1           --
   Obligations of states and
      political subdivisions ....         --       (1)       --         4            --            3           (1)
   Debt securities issued by
      foreign governments .......         12        1        --        --            --           13            1
                                     -------    -----     -----     -----         -----       ------        -----
Total fixed maturities
   held-for-trading .............         41        6        --        --            --           47            5
Net derivatives .................        195      (38)      (12)       --          (111)          34          (32)
Net embedded derivatives ........      1,516     (452)(4)    --        --            --        1,064         (452)
Separate account assets (5) .....      2,972     (493)       (1)      619            --        3,097         (389)
                                     -------    -----     -----     -----         -----       ------        -----
TOTAL ...........................    $ 8,036    $(989)    $ 751     $ 284         $ 135       $8,217        $(868)
                                     =======    =====     =====     =====         =====       ======        =====

(1) This amount is included in net realized investment and other gains (losses) on the Consolidated Statements of Operations.

(2) This amount is included in accumulated other comprehensive income on the Consolidated Balance Sheets.

(3) For financial assets that are transferred into and/or out of Level 3, the Company uses the fair value of the assets at the beginning of the reporting period.

(4) This amount is included in benefits to policyholders on the Consolidated Statements of Operations.

(5) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contract holders whose liability is reflected within separate account liabilities.

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

The Company may hedge positions with offsetting positions that are classified in a different level. For example, the gains and losses for assets and liabilities in the Level 3 category presented in the tables above may not reflect the effect of offsetting gains and losses on hedging instruments that have been classified by the Company in the Level 1 and Level 2 categories.

The transfers into Level 3 primarily result from securities that were impaired during the year or securities where a lack of observable market data (versus the previous year) resulted in reclassifying assets into Level 3. The transfers out of Level 3 primarily result from observable market data becoming available for that asset, thus eliminating the need to extrapolate market data beyond observable points.

ASSETS MEASURED AT FAIR VALUE ON A NONRECURRING BASIS

Certain assets are reported at fair value on a nonrecurring basis, including investments such as mortgage loans, joint ventures, and limited partnership interests, and goodwill, which are reported at fair value only in the period in which an impairment is recognized. The fair value is calculated using either models that are widely accepted in the financial services industry or the valuation of collateral underlying impaired mortgages. The Company recorded a goodwill impairment of $1,600 million during the year ended December 31, 2010, and the fair value measurement was classified as Level 3. For additional information regarding the impairment, see Note 15 -- Goodwill, Value of Business Acquired, and Other Intangible Assets.

NOTE 15 -- GOODWILL, VALUE OF BUSINESS ACQUIRED, AND OTHER INTANGIBLE ASSETS

The changes in the carrying value of goodwill by segment were as follows:

                                                 WEALTH    CORPORATE AND
                                   INSURANCE   MANAGEMENT      OTHER        TOTAL
                                   ---------   ----------  -------------   -------
                                                     (IN MILLIONS)
Balance at January 1, 2010 .....    $ 1,600      $1,307         $146       $ 3,053
Impairment .....................     (1,600)         --           --        (1,600)
                                    -------      ------         ----       -------
Balance at December 31, 2010 ...    $    --      $1,307         $146       $ 1,453
                                    =======      ======         ====       =======

                                                 WEALTH    CORPORATE AND
                                   INSURANCE   MANAGEMENT      OTHER        TOTAL
                                   ---------   ----------  -------------   -------
                                                     (IN MILLIONS)
Balance at January 1, 2009 .....     $1,600       $1,307        $146        $3,053
Impairment .....................         --           --          --            --
                                     ------       ------        ----        ------
Balance at December 31, 2009 ...     $1,600       $1,307        $146        $3,053
                                     ======       ======        ====        ======

The Company tests goodwill for impairment annually as of December 31 and more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit, which is defined as an operating segment or one level below an operating segment, below its carrying amount. In 2010, the Company impaired the entire $1,600 million of goodwill associated with the Insurance segment. The impairment was reflective of the decrease in the expected future earnings for this business. The fair value was determined primarily using an earnings-based approach, which incorporated the segment's in-force and new business embedded value using internal forecasts of revenue and expense. There were no impairments recorded in 2009, and there were no accumulated impairment losses at December 31, 2009.

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTE 15 -- GOODWILL, VALUE OF BUSINESS ACQUIRED, AND OTHER INTANGIBLE ASSETS - (CONTINUED)

VALUE OF BUSINESS ACQUIRED

The balance of and changes in VOBA as of and for the years ended December 31, were as follows:

                                                          DECEMBER 31,
                                                        ---------------
                                                         2010     2009
                                                        ------   -------
                                                           (IN MILLIONS)
Balance, beginning of year ..........................   $2,171   $2,564
Amortization ........................................      (66)     (15)
Change in unrealized investment gains and losses ....     (146)    (342)
Adoption of ASC 320, recognition of
   other-than-temporary impairments .................       --      (36)
                                                        ------   ------
Balance, end of year ................................   $1,959   $2,171
                                                        ======   ======

The following table provides estimated future amortization (net of tax) for the periods indicated:

                                      VOBA
                                 AMORTIZATION
                                 -------------
                                 (IN MILLIONS)
2011..........................        $94
2012..........................         87
2013..........................         82
2014..........................         68
2015..........................         67

OTHER INTANGIBLE ASSETS

Other intangible asset balances were as follows:

                                                     GROSS           ACCUMULATED           NET
                                                CARRYING AMOUNT   NET AMORTIZATION   CARRYING AMOUNT
                                                ---------------   ----------------   ---------------
                                                                     (IN MILLIONS)
DECEMBER 31, 2010
Not subject to amortization:
   Brand name ...............................        $  600               $--             $  600
   Investment management contracts ..........           295                --                295
   Other ....................................             5                --                  5
Subject to amortization:
   Distribution networks ....................           397                48                349
   Other investment management contracts ....            64                28                 36
                                                     ------               ---             ------
Total .......................................        $1,361               $76             $1,285
                                                     ======               ===             ======
DECEMBER 31, 2009
Not subject to amortization:
   Brand name ...............................        $  600               $--             $  600
   Investment management contracts ..........           295                --                295
Subject to amortization:
   Distribution networks ....................           397                37                360
   Other investment management contracts ....            64                25                 39
                                                     ------               ---             ------
Total .......................................        $1,356               $62             $1,294
                                                     ======               ===             ======

Amortization expense (net of tax) for other intangible assets was $9 million, $9 million, and $8 million for the years ended December 31, 2010, 2009, and 2008, respectively. Amortization expense (net of tax) for other intangible assets is expected to be approximately $10 million in 2011, $11 million in 2012, $11 million in 2013, $12 million in 2014, and $11 million in 2015.

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTE 16 -- CERTAIN SEPARATE ACCOUNTS

The Company issues variable annuity and variable life contracts through its separate accounts for which investment income and investment gains and losses accrue to, and investment risk is borne by, the contract holder. Most contracts contain certain guarantees, which are discussed more fully below.

The assets supporting the variable portion of variable annuities are carried at fair value and reported on the Consolidated Balance Sheets as separate account assets with an equivalent amount reported for separate account liabilities. Amounts assessed against the contract holders for mortality, administrative, and other services are included in revenue, and changes in liabilities for minimum guarantees are included in benefits to policyholders in the Company's Consolidated Statements of Operations. For the years ended December 31, 2010 and 2009, there were no gains or losses on transfers of assets from the general account to the separate account.

The deposits related to the variable life insurance contracts are invested in separate accounts, and the Company guarantees a specified death benefit on certain policies if specified premiums on these policies are paid by the policyholder, regardless of separate account performance.

The following table reflects variable life insurance contracts with guarantees held by the Company:

                                                      DECEMBER 31,
                                                    ---------------
                                                     2010     2009
                                                    ------   ------
                                                     (IN MILLIONS,
                                                    EXCEPT FOR AGE)
LIFE INSURANCE CONTRACTS WITH GUARANTEED BENEFITS
   In the event of death
   Account value.................................   $7,648   $6,969
   Net amount at risk related to deposits........      156      208
   Average attained age of contract holders......       51       50

Many of the variable annuity contracts issued by the Company offer various guaranteed minimum death, income, and/or withdrawal benefits. Guaranteed Minimum Death Benefit ("GMDB") features guarantee the contract holder either (a) a return of no less than total deposits made to the contract less any partial withdrawals; (b) total deposits made to the contract less any partial withdrawals plus a minimum return; (c) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or
(d) a combination of (b) and (c) above.

Contracts with Guaranteed Minimum Income Benefit ("GMIB") riders provide a guaranteed lifetime annuity, which may be elected by the contract holder after a stipulated waiting period (7 to 15 years), and which may be larger than what the contract account balance would purchase at then-current annuity purchase rates.

Multiple variations of an optional Guaranteed Minimum Withdrawal Benefit ("GMWB") rider have also been offered by the Company. The GMWB rider provides contract holders a guaranteed annual withdrawal amount over a specified time period or in some cases for as long as they live. In general, guaranteed annual withdrawal amounts are based on deposits and may be reduced if withdrawals exceed allowed amounts. Guaranteed amounts may also be increased as a result of "step-up" provisions, which increase the benefit base to higher account values at specified intervals. Guaranteed amounts may also be increased if withdrawals are deferred over a specified period. In addition, certain versions of the GMWB rider extend lifetime guarantees to spouses.

Unaffiliated and affiliated reinsurance has been utilized to mitigate risk related to some of the guarantee benefit riders. Hedging has also been utilized to mitigate risk related to some of the GMWB riders.

For GMDB, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance. For GMIB, the net amount at risk is defined as the excess of the current annuitization income base over the current account value. For GMWB, the net amount at risk is defined as the current guaranteed withdrawal amount minus the current account value. For all the guarantees, the net amount at risk is floored at zero at the single contract level.

The Company had the following variable annuity contracts with guarantees. Amounts at risk are shown net of reinsurance. Note that the Company's variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive.

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

                                                             DECEMBER 31,
                                                          -----------------
                                                            2010     2009
                                                          -------   -------
                                                            (IN MILLIONS,
                                                           EXCEPT FOR AGES
                                                            AND PERCENTS)
GUARANTEED MINIMUM DEATH BENEFIT
   Return of net deposits
   In the event of death
      Account value ...................................   $25,630   $23,472
      Net amount at risk- net of reinsurance ..........       140       312
      Average attained age of contract holders ........        65        64
   Return of net deposits plus a minimum return
   In the event of death
      Account value ...................................   $   702   $   744
      Net amount at risk- net of reinsurance ..........       318       354
      Average attained age of contract holders ........        70        70
      Guaranteed minimum return rate ..................         5%        5%
   Highest specified anniversary account value minus
   withdrawals post anniversary
   In the event of death
      Account value ...................................   $29,399   $28,414
      Net amount at risk- net of reinsurance ..........       485       843
      Average attained age of contract holders ........        65        64
GUARANTEED MINIMUM INCOME BENEFIT
      Account value ...................................   $ 6,276   $ 6,293
      Net amount at risk- net of reinsurance ..........        41        54
      Average attained age of contract holders ........        64        63
GUARANTEED MINIMUM WITHDRAWAL BENEFIT
      Account value ...................................   $39,034   $35,595
      Net amount at risk ..............................       782     1,012
      Average attained age of contract holders ........        64        63

Account balances of variable contracts with guarantees were invested in various separate accounts with the following characteristics:

                  DECEMBER 31,
                  ------------
                   2010   2009
                  -----   ----
                  (IN BILLIONS)
TYPE OF FUND
Equity ........    $30     $28
Balanced ......     23      22
Bond ..........      7       7
Money Market ..      2       2
                   ---     ---
   Total ......    $62     $59
                   ===     ===

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

The following table summarizes the liabilities for guarantees on variable contracts reflected in the general account:

                                                      GUARANTEED    GUARANTEED
                                       GUARANTEED      MINIMUM       MINIMUM
                                      MINIMUM DEATH    INCOME      WITHDRAWAL
                                         BENEFIT       BENEFIT       BENEFIT
                                         (GMDB)         (GMIB)        (GMWB)      TOTAL
                                      -------------   ----------   -----------   -------
                                                         (IN MILLIONS)
Balance at January 1, 2010 ........       $ 253        $   209       $   663     $ 1,125
Incurred guarantee benefits .......        (100)           (60)           --        (160)
Other reserve changes .............          72             28          (156)        (56)
                                          -----        -------       -------     -------
Balance at December 31, 2010 ......         225            177           507         909
Reinsurance recoverable ...........         (78)        (1,120)         (421)     (1,619)
                                          -----        -------       -------     -------
Net balance at December 31, 2010 ..       $ 147        $  (943)      $    86     $  (710)
                                          =====        =======       =======     =======
Balance at January 1, 2009 ........       $ 454        $   442       $ 2,890     $ 3,786
Incurred guarantee benefits .......        (153)          (144)           --        (297)
Other reserve changes .............         (48)           (89)       (2,227)     (2,364)
                                          -----        -------       -------     -------
Balance at December 31, 2009 ......         253            209           663       1,125
Reinsurance recoverable ...........        (104)        (1,177)         (548)     (1,829)
                                          -----        -------       -------     -------
Net balance at December 31, 2009 ..       $ 149        $  (968)      $   115     $  (704)
                                          =====        =======       =======     =======

The GMDB gross and ceded reserves, the GMIB gross reserves, and the life contingent portion of the GMWB reserves were determined in accordance with ASC 944, and the GMIB reinsurance recoverable and non-life contingent GMWB gross reserve were determined in accordance with ASC 815.

The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefits to policyholders, if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the amounts above at December 31, 2010 and 2009:

     - Data used included 1,000 stochastically generated investment performance scenarios. For ASC 815 calculations, risk neutral scenarios were used.

     - For life products, reserves were established using stochastic modeling of future separate account returns and best estimate mortality, lapse, and premium persistency assumptions, which vary by product.

     - Mean return and volatility assumptions were determined by asset class. Market consistent observed volatilities were used where available for ASC 815 calculations.

     - Annuity mortality was based on the 1994 MGDB table multiplied by factors varied by rider types (living benefit/GMDB only) and qualified and non-qualified business.

     - Annuity base lapse rates vary by contract type, commission type, and by with or without living benefit or death benefit riders. The lapse rates range from 0.8% to 41.5% for GMDB and 0.3% to 41.5% for GMIB and GMWB.

     - The discount rates used in the ASC 944 calculations range from 6.4% to 7%. The discount rates used in the ASC 815 calculations were based on the term structure of swap curves with a credit spread based on the credit standing of MFC (for GMWB) and the reinsurers (for GMIB).

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTE 17 -- DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENTS

The balance of and changes in deferred policy acquisition costs as of and for the years ended December 31, were as follows:

                                                                DECEMBER 31,
                                                              ----------------
                                                               2010      2009
                                                              ------   -------
                                                                (IN MILLIONS)
Balance, beginning of year ................................   $9,186   $ 9,419
Capitalization ............................................    1,228     1,579
Amortization ..............................................     (664)   (1,119)
Change in unrealized investment gains and losses ..........      (98)     (704)
Adoption of ASC 320, recognition of other-than-temporary
   impairments ............................................       --        11
                                                              ------   -------
Balance, end of year ......................................   $9,652   $ 9,186
                                                              ======   =======

The balance of and changes in deferred sales inducements as of and for the years ended December 31, were as follows:

                                                              DECEMBER 31,
                                                              ------------
                                                              2010    2009
                                                              ----   -----
                                                              (IN MILLIONS)
Balance, beginning of year ................................   $379   $ 427
Capitalization ............................................     12      63
Amortization ..............................................    (22)    (77)
Change in unrealized investment gains and losses ..........    (15)    (12)
Adoption of ASC 320, recognition of other-than-temporary
   impairments ............................................     --     (22)
                                                              ----   -----
Balance, end of year ......................................   $354   $ 379
                                                              ====   =====

NOTE 18 -- SHARE-BASED PAYMENTS

The Company participates in the stock compensation plans of MFC and uses the Black-Scholes option-pricing model to estimate the value of stock options granted to employees. The stock-based compensation is a legal obligation of MFC, but in accordance with U.S. GAAP, is recorded in the accounts of the Company in other operating costs and expenses.

STOCK OPTIONS (ESOP)

Under MFC's Executive Stock Option Plan ("ESOP"), stock options are granted to selected individuals. Options provide the holder with the right to purchase common shares at an exercise price equal to the higher of the prior day or prior five-day average closing market price of MFC's common shares on the Toronto Stock Exchange on the date the options were granted. The options vest over a period not exceeding four years and expire not more than 10 years from the grant date. A total of 73.6 million common shares have been reserved for issuance under the ESOP.

MFC grants Deferred Share Units ("DSUs") to certain employees under the ESOP. These DSUs vest over a three-year period, and each DSU entitles the holder to receive one common share on retirement or termination of employment. When dividends are paid on MFC's common shares, holders of DSUs are deemed to receive dividends at the same rate, payable in the form of additional DSUs.

In addition, for certain new employees and pursuant to the deferred compensation program, MFC grants DSUs under the ESOP, which entitle the holder to receive cash payment equal to the value of the same number of common shares plus credited dividends on retirement or termination of employment. In 2010, 17,000 DSUs were issued to certain new hires, which vest over a maximum period of five years. No such DSUs were issued in 2009 or 2008.

In 2010, 2009, and 2008, 35,000, 56,000, and 217,000 DSUs, respectively, were issued to certain employees who elected to defer receipt of all or part of their annual bonus. These DSUs vested immediately upon grant. Also, in 2010 and 2008, 20,000 and 269,000 DSUs were issued to certain employees who elected to defer payment of all or part of their restricted share units and/or performance share units. In 2009, no DSUs were granted to certain employees to defer payment of all or part of their restricted share units since the restricted share units scheduled to vest in 2009 did so without any payment value. Restricted share units and performance share units are discussed below. These DSUs also vested immediately upon grant.

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Under the Stock Plan for Non-Employee Directors, each eligible director may elect to receive his or her annual director's retainer and fees in DSUs or common shares in lieu of cash. Upon termination of board service, an eligible director who has elected to receive DSUs will be entitled to receive cash equal to the value of the DSUs accumulated in his or her account or, at his or her direction, an equivalent number of common shares. A total of one million common shares of MFC have been reserved for issuance under the Stock Plan for Non-Employee Directors.

The Company recorded compensation expense for stock options granted of $8 million, $9 million, and $9 million for the years ended December 31, 2010, 2009, and 2008, respectively.

GLOBAL SHARE OWNERSHIP PLAN (GSOP)

Effective January 1, 2001, MFC established the Global Share Ownership Plan ("GSOP") for its eligible employees. Under the GSOP, qualifying employees can choose to apply up to 5% of their annual base earnings toward the purchase of common shares of MFC. MFC matches a percentage of the employee's eligible contributions up to a maximum amount. MFC's contributions vest immediately. All contributions are used by the GSOP's trustee to purchase common shares in the open market. The Company's compensation expense related to the GSOP was $1 million for each of the three years ended December 31, 2010, 2009, and 2008.

RESTRICTED SHARE UNIT PLAN (RSU)

In 2003, MFC established the Restricted Share Unit ("RSU") Plan. For the years ended December 31, 2010, 2009, and 2008, 3.0 million, 3.8 million, and 1.8 million RSUs, respectively, were granted to certain eligible employees under this plan. For the year ended December 31, 2009, 0.6 million Special RSUs and for the years ended December 31, 2010 and 2009, 0.7 million and 1.5 million Performance Share Units ("PSUs"), respectively, were granted to eligible employees under this plan. There were no Special RSUs granted in 2010, and no Special RSUs or PSUs granted in 2008. Each RSU/Special RSU/PSU entitles the recipient to receive payment equal to the market value of one common share, plus credited dividends, at the time of vesting, subject to any performance conditions.

For the years ended December 31, 2010, 2009, and 2008, the Company granted 1.4 million, 2.0 million, and 0.7 million RSUs, respectively, to certain eligible employees. RSUs granted in 2010 vest 25% on the first anniversary and 75% on the date that is 34 months from the grant date. RSUs granted in 2009 vest 25% on the first anniversary, 25% on the second anniversary, and 50% on the date that is 34 months from the grant date. RSUs granted prior to 2009 vest three years from the grant date. The related compensation expense is recognized over this period, except where the employee is eligible to retire prior to the vesting date, in which case the cost is recognized over the period between the grant date and the date on which the employee is eligible to retire. The Company's compensation expense related to RSUs was $22 million, $14 million, and $24 million for the years ended December 31, 2010, 2009, and 2008, respectively.

For the year ended December 31, 2009, the Company granted 0.3 million Special RSUs to certain eligible employees. Special RSUs vest on the date that is 22 months from the grant date, and the related compensation expense is recognized over this period, except where the employee is eligible to retire prior to the vesting date, in which case the cost is recognized over the period between the grant date and the date on which the employee is eligible to retire. No Special RSUs were granted in 2010 or 2008. The Company's compensation expense related to Special RSUs was $2 million for each of the two years ended December 31, 2010 and 2009.

For the years ended December 31, 2010 and 2009, the Company granted 0.2 million and 0.4 million PSUs, respectively, to certain eligible employees. PSUs granted in 2010 vest 25% on the first anniversary and 75% on the date that is 34 months from the grant date. PSUs granted in 2009 vest 25% on the first anniversary, 25% on the second anniversary, and 50% on the date that is 34 months from the grant date. Both grants are subject to performance conditions that are equally weighted over their respective performance periods, and the related compensation expense is recognized over these periods, except where the employee is eligible to retire prior to the vesting date, in which case the cost is recognized over the period between the grant date and the date on which the employee is eligible to retire. No PSUs were granted in 2008. The Company's compensation expense related to PSUs was $2 million and $3 million for the years ended December 31, 2010 and 2009, respectively.

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTE 19 -- SUBSEQUENT EVENTS

The Company evaluated the recognition and disclosure of subsequent events for its December 31, 2010 consolidated financial statements through the date on which the consolidated financial statements were issued. The Company did not have any subsequent events requiring disclosure.

AUDITED FINANCIAL STATEMENTS

John Hancock Life Insurance Company (U.S.A) Separate Account R
December 31, 2010

         John Hancock Life Insurance Company (U.S.A.) Separate Account R

                          Audited Financial Statements

                                December 31, 2010

                                    CONTENTS

Report of Independent Registered Public Accounting Firm...........    1
Statements of Assets and Liabilities..............................    2
Statements of Operations and Changes in Contract Owners' Equity...    6
Notes to Financial Statements.....................................   14

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
John Hancock Life Insurance Company (U.S.A.) Separate Account R

We have audited the accompanying statements of assets and liabilities of John Hancock Life Insurance Company (U.S.A.) Separate Account R comprised of the following sub-accounts,

500 Index Fund B Series NAV             Mid Cap Stock Series NAV
Active Bond Series NAV                  Mid Value Series NAV
Blue Chip Series NAV                    Money Market Trust B Series NAV
Capital Appreciation Series NAV         Optimized All Cap Series NAV
Equity Income Series NAV                Real Estate Securities Series NAV
Financial Services Series NAV           Short-Term Government Income Series NAV
Global Bond Series NAV                  Small Cap Growth Series NAV
High Yield Series NAV                   Small Cap Value Series NAV
International Equity Index Series NAV   Total Bond Market Trust B Series NAV
International Value Series NAV          Total Stock Index Series NAV
Lifestyle Balanced Series NAV

as of December 31, 2010, and the related statements of operations and changes in contract owners' equity for the above mentioned sub-accounts and for the Overseas Equity Trust B Series NAV and Short-Term Bond Series NAV (the "closed sub-accounts") for each of the periods indicated therein. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the underlying Portfolios. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the above mentioned sub-accounts constituting John Hancock Life Insurance Company (U.S.A.) Separate Account R at December 31, 2010, and the results of their and the closed sub-accounts' operations and changes in contract owners' equity for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
March 30, 2011

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT R
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010

                                                                                   Capital
                     500 Index Fund B  Active Bond Series  Blue Chip Series  Appreciation Series  Equity Income  Financial Services
                        Series NAV             NAV                NAV                NAV            Series NAV        Series NAV
                     ----------------  ------------------  ----------------  -------------------  -------------  ------------------
TOTAL ASSETS
Investments
  at fair value      $      9,476,807  $       14,562,939  $     18,063,382  $         6,464,717  $  14,459,011  $                8
                     ================  ==================  ================  ===================  =============  ==================

NET ASSETS
Contracts in
  accumulation       $      9,441,594  $       14,558,916  $     18,049,709  $         6,461,844  $  14,443,839  $                8
Contracts in payout
  (annuitization)              35,213               4,023            13,673                2,873         15,172                  --
                     ----------------  ------------------  ----------------  -------------------  -------------  ------------------
Total net assets     $      9,476,807  $       14,562,939  $     18,063,382  $         6,464,717  $  14,459,011  $                8
                     ================  ==================  ================  ===================  =============  ==================

Units outstanding             487,461             583,300           731,306              531,089        638,515                   1
Unit value           $          19.44  $            24.97  $          24.70  $             12.17  $       22.64  $             8.00

Shares                        603,234           1,499,788           893,342              650,374      1,045,482                   1
Cost                 $      8,469,168  $       14,144,104  $     14,202,917  $         5,772,873  $  16,234,626  $                9

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT R
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010

                 Global Bond Series  High Yield Series  International Equity  International Value  Lifestyle Balanced  Mid Cap Stock
                         NAV                NAV           Index Series NAV       Series NAV           Series NAV        Series NAV
                 ------------------  -----------------  --------------------  -------------------  ------------------  -------------
TOTAL ASSETS
Investments
 at fair value        $4,368,599         $  951,691            $4,824,217           $4,187,775         $48,092,356      $13,172,854
                      ==========         ==========            ==========           ==========         ===========      ===========

NET ASSETS
Contracts in
 accumulation         $4,361,559         $  951,691            $4,824,217           $4,187,775         $47,863,572      $13,146,832
Contracts in
 payout (ann-
 uitization)               7,040                 --                    --                   --             228,784           26,022
                      ----------         ----------            ----------           ----------         -----------      -----------
Total net
 assets               $4,368,599         $  951,691            $4,824,217           $4,187,775         $48,092,356      $13,172,854
                      ==========         ==========            ==========           ==========         ===========      ===========

Units
 outstanding             198,614             68,837               222,972              296,491           1,838,375          378,310
Unit value            $    22.00         $    13.83            $    21.64           $    14.12         $     26.16      $     34.82

Shares                   339,177            161,852               302,838              348,111           4,089,486          928,320
Cost                  $4,485,336         $1,223,839            $5,303,486           $3,929,453         $37,674,298      $13,285,312

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT R
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010

                                                                             Real Estate        Short-Term
                 Mid Value Series     Money Market     Optimized All Cap  Securities Series  Government Income  Small Cap Growth
                       NAV         Trust B Series NAV     Series NAV             NAV            Series NAV         Series NAV
                 ----------------  ------------------  -----------------  -----------------  -----------------  ----------------
TOTAL ASSETS
Investments
 at fair value      $1,552,443          $7,711,259        $38,484,880         $6,316,265         $2,779,782        $8,840,463
                    ==========          ==========        ===========         ==========         ==========        ==========

NET ASSETS
Contracts in
 accumulation       $1,552,443          $7,692,061        $38,423,298         $6,310,039         $2,779,782        $8,824,420
Contracts
 in payout
 (annuiti-
 zation)                    --              19,198             61,582              6,226                 --            16,043
                    ----------          ----------        -----------         ----------         ----------        ----------
Total net
 assets             $1,552,443          $7,711,259        $38,484,880         $6,316,265         $2,779,782        $8,840,463
                    ==========          ==========        ===========         ==========         ==========        ==========

Units
 outstanding            64,335             541,139          1,681,932            145,262            181,856           563,046
Unit value          $    24.13          $    14.25        $     22.88         $    43.48         $    15.29        $    15.70

Shares                 140,112           7,711,259          2,976,402            558,961            215,153           870,982
Cost                $1,562,503          $7,711,259        $42,553,749         $7,492,510         $2,771,708        $8,304,947

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT R
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010

                                        Small Cap Value  Total Bond Market   Total Stock Index
                                          Series NAV     Trust B Series NAV     Series NAV
                                        ---------------  ------------------  -----------------
TOTAL ASSETS
Investments at fair value                 $2,729,442          $1,958,435            $   14
                                          ==========          ==========            ======

NET ASSETS
Contracts in accumulation                 $2,729,442          $1,908,331            $   14
Contracts in payout (annuitization)               --              50,104                --
                                          ----------          ----------            ------
Total net assets                          $2,729,442          $1,958,435            $   14
                                          ==========          ==========            ======

Units outstanding                             94,633             122,581                 1
Unit value                                $    28.84          $    15.98            $14.00

Shares                                       144,721             192,949                 1
Cost                                      $2,563,802          $1,927,168            $   14

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT R
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                            500 Index Fund B Series NAV      Active Bond Series NAV         Blue Chip Series NAV
                            ---------------------------   ---------------------------   ---------------------------
                                2010           2009           2010           2009           2010          2009
                            ------------   ------------   ------------   ------------   ------------   ------------
Income:
  Dividend distributions
   received                 $    157,538   $    199,310   $  1,091,936   $  1,060,905   $     15,707   $     29,643
Expenses:
  Mortality and
   expense risk and
   administrative charges       (135,620)      (133,540)      (220,133)      (222,041)      (249,125)      (231,799)
                            ------------   ------------   ------------   ------------   ------------   ------------
Net investment income
 (loss)                           21,918         65,770        871,803        838,864       (233,418)      (202,156)
                            ------------   ------------   ------------   ------------   ------------   ------------
Realized gains (losses)
 on investments:
  Capital gain
   distributions received              0             --              0             --              0             --
  Net realized gain (loss)      (110,994)      (979,048)        40,362       (460,028)       290,181       (397,199)
                            ------------   ------------   ------------   ------------   ------------   ------------
Realized gains (losses)         (110,994)      (979,048)        40,362       (460,028)       290,181       (397,199)
                            ------------   ------------   ------------   ------------   ------------   ------------
Unrealized appreciation
 (depreciation) during
 the period                    1,236,200      2,934,136        838,368      2,762,062      2,272,830      6,029,401
                            ------------   ------------   ------------   ------------   ------------   ------------
Net increase (decrease)
 in contract owners'
 equity from operations        1,147,124      2,020,858      1,750,533      3,140,898      2,329,593      5,430,046
                            ------------   ------------   ------------   ------------   ------------   ------------

Changes from principal
 transactions:
  Purchase payments               37,933         46,924         37,241         53,159         98,791        104,880
  Transfers between
   sub-accounts and the
   company                      (289,540)      (357,093)      (216,423)      (759,291)      (256,410)      (373,192)
 Withdrawals                  (1,429,180)    (1,415,603)    (2,345,915)    (2,582,053)    (1,826,933)    (2,350,613)
                            ------------   ------------   ------------   ------------   ------------   ------------
Net increase (decrease)
 in contract owners'
 equity from principal
 transactions                 (1,680,787)    (1,725,772)    (2,525,097)    (3,288,185)    (1,984,552)    (2,618,925)
                            ------------   ------------   ------------   ------------   ------------   ------------
Total increase (decrease)
 in contract owners'
 equity                         (533,663)       295,086       (774,564)      (147,287)       345,041      2,811,121
Contract owners' equity
 at beginning of
 period                       10,010,470      9,715,384     15,337,503     15,484,790     17,718,341     14,907,220
                            ------------   ------------   ------------   ------------   ------------   ------------

Contract owners' equity
 at end of period           $  9,476,807   $ 10,010,470   $ 14,562,939   $ 15,337,503   $ 18,063,382   $ 17,718,341
                            ============   ============   ============   ============   ============   ============


                                2010           2009           2010           2009           2010           2009
                            ------------   ------------   ------------   ------------   ------------   ------------
Units, beginning
 of period                       582,219        703,334        688,495        848,346        816,053        964,939
Units issued                       6,985          6,529          9,078         20,125          5,432         13,034
Units redeemed                   101,743        127,644        114,273        179,976         90,179        161,920
                            ------------   ------------   ------------   ------------   ------------   ------------

Units, end of period             487,461        582,219        583,300        688,495        731,306        816,053
                            ============   ============   ============   ============   ============   ============

See accompanying notes.

        JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT R STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                            Capital Appreciation Series NAV    Equity Income Series NAV   Financial Services Series NAV
                            -------------------------------  ---------------------------  -----------------------------
                                  2010            2009           2010           2009           2010           2009
                            ---------------  --------------  ------------   ------------  -------------  --------------
Income:
  Dividend distributions
   received                   $    11,163     $    17,942    $    268,185   $    293,491        $ --            $ --
Expenses:
  Mortality and expense
   risk and administrative
   charges                        (89,891)        (84,944)       (207,828)      (197,155)         --              --
                              -----------     -----------    ------------   ------------        ----            ----
Net investment
 income (loss)                    (78,728)        (67,002)         60,357         96,336          --              --
                              -----------     -----------    ------------   ------------        ----            ----
Realized gains (losses)
 on investments:
  Capital gain
   distributions received               0              --               0             --          --              --
  Net realized gain (loss)          2,999        (252,348)       (619,452)    (1,684,794)         --              --
                              -----------     -----------    ------------   ------------        ----            ----
Realized gains (losses)             2,999        (252,348)       (619,452)    (1,684,794)         --              --
                              -----------     -----------    ------------   ------------        ----            ----
Unrealized appreciation
 (depreciation) during
 the period                       683,995       2,330,654       2,346,707      4,484,141           1               2
                              -----------     -----------    ------------   ------------        ----            ----
Net increase (decrease)
 in contract owners'
 equity from operations           608,266       2,011,304       1,787,612      2,895,683           1               2
                              -----------     -----------    ------------   ------------        ----            ----

Changes from principal
 transactions:

  Purchase payments                43,517          41,011          54,481         65,764          --              --
  Transfers between
   sub-accounts and the
   company                       (119,902)       (166,040)       (303,246)      (509,193)         --              --
 Withdrawals                     (669,226)       (759,657)     (1,958,037)    (1,822,615)         --              --
                              -----------     -----------    ------------   ------------        ----            ----
Net increase (decrease)
 in contract owners'
 equity from principal
 transactions                    (745,611)       (884,686)     (2,206,802)    (2,266,044)         --              --
                              -----------     -----------    ------------   ------------        ----            ----
Total increase (decrease)
 in contract owners'
 equity                          (137,345)      1,126,618        (419,190)       629,639           1               2
Contract owners' equity
 at beginning of
 period                         6,602,062       5,475,444      14,878,201     14,248,562           7               5
                              -----------     -----------    ------------   ------------        ----            ----

Contract owners' equity
 at end of period             $ 6,464,717     $ 6,602,062    $ 14,459,011   $ 14,878,201        $  8            $  7
                              ===========     ===========    ============   ============        ====            ====

                                  2010            2009           2010            2009          2010            2009
                            ---------------  --------------  -------------  ------------  -------------  --------------
Units, beginning of period        597,932         695,606         745,964        885,187           1               1
Units issued                       19,366          11,013           6,341         27,048          --              --
Units redeemed                     86,209         108,687         113,790        166,271          --              --
                              -----------     -----------    ------------   ------------        ----            ----

Units, end of period              531,089         597,932         638,515        745,964           1               1
                              ===========     ===========    ============   ============        ====            ====

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT R
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                               Global Bond Series NAV     High Yield Series NAV   International Equity Index Series NAV
                              -------------------------  ----------------------   -------------------------------------
                                 2010           2009        2010         2009           2010                 2009
                              -----------   -----------  ----------   ---------   -----------------   -----------------
Income:
  Dividend distributions
   received                   $   160,614   $   637,853   $ 356,443   $  87,461       $   115,009        $   163,633
Expenses:
  Mortality and expense
   risk and
   administrative charges         (69,041)      (74,064)    (13,245)    (10,941)          (68,074)           (64,811)
                              -----------   -----------   ---------   ---------       -----------        -----------
Net investment
 income (loss)                     91,573       563,789     343,198      76,520            46,935             98,822
                              -----------   -----------   ---------   ---------       -----------        -----------
Realized gains (losses)
 on investments:
  Capital gain distributions
   received                             0       721,872           0          --                 0             82,570
  Net realized gain (loss)       (239,007)     (298,646)    (28,086)    (77,746)          (54,355)          (164,370)
                              -----------   -----------   ---------   ---------       -----------        -----------
Realized gains (losses)          (239,007)      423,226     (28,086)    (77,746)          (54,355)           (81,800)
                              -----------   -----------   ---------   ---------       -----------        -----------
Unrealized
 appreciation (depreciation)
  during the period               549,443      (354,878)   (210,620)    314,402           431,264          1,371,797
                              -----------   -----------   ---------   ---------       -----------        -----------
Net increase (decrease) in
 contract owners'
 equity from operations           402,009       632,137     104,492     313,176           423,844          1,388,819
                              -----------   -----------   ---------   ---------       -----------        -----------

Changes from principal
 transactions:
  Purchase payments                 9,545        17,548       4,040       2,418            23,661             27,282
  Transfers between
   sub-accounts and the
   company                       (229,417)     (380,970)     95,643     128,466            31,668           (150,227)
 Withdrawals                     (824,946)     (799,641)   (115,983)   (194,581)         (622,455)          (633,237)
                              -----------   -----------   ---------   ---------       -----------        -----------
Net increase (decrease) in
 contract owners' equity
 from principal transactions   (1,044,818)   (1,163,063)    (16,300)    (63,697)         (567,126)          (756,182)
                              -----------   -----------   ---------   ---------       -----------        -----------
Total increase (decrease)
 in contract owners' equity      (642,809)     (530,926)     88,192     249,479          (143,282)           632,637
Contract owners' equity
 at beginning of period         5,011,408     5,542,334     863,499     614,020         4,967,499          4,334,862
                              -----------   -----------   ---------   ---------       -----------        -----------

Contract owners'
 equity at end of period      $ 4,368,599   $ 5,011,408   $ 951,691   $ 863,499       $ 4,824,217        $ 4,967,499
                              ===========   ===========   =========   =========       ===========        ===========

                                  2010          2009        2010        2009              2010               2009
                              -----------   -----------  ----------   ---------       -----------        -----------
Units, beginning of period        247,775       311,720      70,005      75,792           251,507            300,121
Units issued                        6,431         6,355       9,487      16,106             7,380              6,664
Units redeemed                     55,592        70,300      10,655      21,893            35,915             55,278
                              -----------   -----------   ---------   ---------       -----------        -----------

Units, end of period              198,614       247,775      68,837      70,005           222,972            251,507
                              ===========   ===========   =========   =========       ===========        ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT R
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                              International Value
                                  Series NAV        Lifestyle Balanced Series NAV    Mid Cap Stock Series NAV
                              -------------------   -----------------------------   ---------------------------
                                      2010              2010            2009           2010            2009
                              -------------------   -------------   -------------   ------------   ------------
Income:
  Dividend distributions
   received                       $    81,242       $  1,285,539    $  2,034,785    $         10   $         --
Expenses:
  Mortality and expense
   risk and administrative
   charges                            (38,699)          (728,185)       (724,586)       (181,737)      (163,553)
                                  -----------       ------------    ------------    ------------   ------------

Net investment income (loss)           42,543            557,354       1,310,199        (181,727)      (163,553)
                                  -----------       ------------    ------------    ------------   ------------
Realized gains (losses)
 on investments:

  Capital gain
   distributions received                   0                  0          40,608              --             --
  Net realized gain (loss)             (3,424)         1,958,043         424,504         (17,196)      (708,840)
                                  -----------       ------------    ------------    ------------   ------------
Realized gains (losses)                (3,424)         1,958,043         465,112         (17,196)      (708,840)
                                  -----------       ------------    ------------    ------------   ------------
Unrealized appreciation
 (depreciation)
 during the period                    258,321          2,219,539      10,764,331       2,596,127      3,767,883
                                  -----------       ------------    ------------    ------------   ------------
Net increase (decrease)
 in contract owners'
 equity from operations               297,440          4,734,936      12,539,642       2,397,204      2,895,490
                                  -----------       ------------    ------------    ------------   ------------

Changes from principal
 transactions:
  Purchase payments                    11,600            158,589         147,814          43,548         52,034
  Transfers between
   sub-accounts and the
   company                          4,214,240           (855,667)     (2,054,272)       (169,685)      (356,247)
 Withdrawals                         (335,505)        (8,045,533)     (8,084,142)     (1,372,443)    (1,494,421)
                                  -----------       ------------    ------------    ------------   ------------
Net increase (decrease) in
 contract owners'
 equity from principal
 transactions                       3,890,335         (8,742,611)     (9,990,600)     (1,498,580)    (1,798,634)
                                  -----------       ------------    ------------    ------------   ------------
Total increase (decrease)
 in contract owners'
 equity                             4,187,775         (4,007,675)      2,549,042         898,624      1,096,856
Contract owners' equity at
 beginning of period                       --         52,100,031      49,550,989      12,274,230     11,177,374
                                  -----------       ------------    ------------    ------------   ------------

Contract owners' equity at
 end of period                    $ 4,187,775       $ 48,092,356    $ 52,100,031    $ 13,172,854   $ 12,274,230
                                  ===========       ============    ============    ============   ============

                                      2010              2010            2009           2010            2009
                              -------------------   -------------   -------------   ------------   ------------
Units, beginning of period                 --          2,194,804       2,688,295         427,403        504,085
Units issued                          322,589             26,292          11,914           3,814          4,756
Units redeemed                         26,098            382,721         505,405          52,907         81,438
                                  -----------       ------------    ------------    ------------   ------------

Units, end of period                  296,491          1,838,375       2,194,804         378,310        427,403
                                  ===========       ============    ============    ============   ============

See accompanying notes.

        JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT R STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                Mid Value Series NAV     Money Market Trust B Series NAV   Optimized All Cap Series NAV
                              -------------------------  --------------------------------  ----------------------------
                                 2010          2009           2010              2009            2010           2009
                              -----------   -----------  ---------------  ---------------  ------------   -------------
Income:
  Dividend distributions
   received                   $    30,948   $     8,092    $      4,779    $     60,475    $    429,963   $    476,414
Expenses:
  Mortality and expense
   risk and
   administrative charges         (20,543)      (17,607)       (133,774)       (177,528)       (535,797)      (495,103)
                              -----------   -----------    ------------    ------------    ------------   ------------
Net investment income (loss)       10,405        (9,515)       (128,995)       (117,053)       (105,834)       (18,689)
                              -----------   -----------    ------------    ------------    ------------   ------------
Realized gains (losses) on
   investments:
  Capital gain distributions
   received                         5,410            --               0              --               0             --
  Net realized gain (loss)        (42,749)     (184,366)             --              --      (1,397,821)    (3,905,747)
                              -----------   -----------    ------------    ------------    ------------   ------------
Realized gains (losses)           (37,339)     (184,366)             --              --      (1,397,821)    (3,905,747)
                              -----------   -----------    ------------    ------------    ------------   ------------
Unrealized appreciation
 (depreciation) during
 the period                       226,197       658,571              --              --       7,533,154     11,896,405
                              -----------   -----------    ------------    ------------    ------------   ------------
Net increase (decrease) in
 contract owners'
 equity from operations           199,263       464,690        (128,995)       (117,053)      6,029,499      7,971,969
                              -----------   -----------    ------------    ------------    ------------   ------------

Changes from principal
 transactions:
  Purchase payments                 6,363         6,103          19,681          19,199         284,364        206,697
  Transfers between
   sub-accounts and the
   company                         78,423       (37,599)       (390,934)        483,391        (902,460)    (1,103,577)
 Withdrawals                     (124,999)     (216,817)     (2,017,870)     (3,497,235)     (4,157,407)    (4,811,981)
                              -----------   -----------    ------------    ------------    ------------   ------------
Net increase (decrease)
 in contract owners'
 equity from principal
 transactions                     (40,213)     (248,313)     (2,389,123)     (2,994,645)     (4,775,503)    (5,708,861)
                              -----------   -----------    ------------    ------------    ------------   ------------
Total increase (decrease)
 in contract owners'
 equity                           159,050       216,377      (2,518,118)     (3,111,698)      1,253,996      2,263,108
Contract owners' equity at
 beginning of period            1,393,393     1,177,016      10,229,377      13,341,075      37,230,884     34,967,776
                              -----------   -----------    ------------    ------------    ------------   ------------

Contract owners' equity
 at end of period             $ 1,552,443   $ 1,393,393    $  7,711,259    $ 10,229,377    $ 38,484,880   $ 37,230,884
                              ===========   ===========    ============    ============    ============   ============

                                  2010          2009           2010            2009            2010           2009
                              -----------   -----------    ------------    ------------    ------------   ------------
Units, beginning of period         66,127        80,660         707,760         911,343       1,912,462      2,268,670
Units issued                        5,397         4,869          55,633         145,799           6,080          9,708
Units redeemed                      7,189        19,402         222,254         349,382         236,610        365,916
                              -----------   -----------    ------------    ------------    ------------   ------------

Units, end of period               64,335        66,127         541,139         707,760       1,681,932      1,912,462
                              ===========   ===========    ============    ============    ============   ============

See accompanying notes.

        JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT R STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                   Overseas Equity Trust B Series NAV  Real Estate Securities Series NAV  Short-Term Bond Series NAV
                                   ----------------------------------  ---------------------------------  --------------------------
                                           2010             2009             2010            2009             2010          2009
                                   ------------------  --------------  --------------  -----------------  ------------  ------------
Income:
  Dividend distributions received      $    26,428      $    87,439      $   114,139      $   166,058      $    62,507   $  171,221
Expenses:
  Mortality and expense risk and
   administrative charges                  (20,820)         (61,824)         (89,324)         (70,422)         (15,572)     (48,901)
                                       -----------      -----------      -----------      -----------      -----------   ----------
Net investment income (loss)                 5,608           25,615           24,815           95,636           46,935      122,320
                                       -----------      -----------      -----------      -----------      -----------   ----------
Realized gains (losses) on
 investments:
  Capital gain distributions
   received                                      0               --               --               --                0           --
  Net realized gain (loss)              (1,114,030)        (303,193)      (1,691,149)      (2,120,073)        (553,018)    (331,950)
                                       -----------      -----------      -----------      -----------      -----------   ----------
Realized gains (losses)                 (1,114,030)        (303,193)      (1,691,149)      (2,120,073)        (553,018)    (331,950)
                                       -----------      -----------      -----------      -----------      -----------   ----------
Unrealized appreciation
 (depreciation) during
 the period                              1,041,115        1,350,379        3,120,234        3,265,234          626,446      749,100
                                       -----------      -----------      -----------      -----------      -----------   ----------
Net increase (decrease) in
 contract owners'
 equity from operations                    (67,307)       1,072,801        1,453,900        1,240,797          120,363      539,470
                                       -----------      -----------      -----------      -----------      -----------   ----------

Changes from principal
 transactions:
  Purchase payments                          7,125           24,572           35,472           38,835            1,271       17,686
  Transfers between sub-
   accounts and the company             (4,277,831)        (146,805)        (183,379)        (149,250)      (3,157,793)    (278,929)
 Withdrawals                              (216,848)        (849,985)        (851,781)        (637,397)        (226,606)    (499,380)
                                       -----------      -----------      -----------      -----------      -----------   ----------
Net increase (decrease) in
 contract owners' equity from
 principal transactions                 (4,487,554)        (972,218)        (999,688)        (747,812)      (3,383,128)    (760,623)
                                       -----------      -----------      -----------      -----------      -----------   ----------
Total increase (decrease) in
 contract owners' equity                (4,554,861)         100,583          454,212          492,985       (3,262,765)    (221,153)
Contract owners' equity at
 beginning of period                     4,554,861        4,454,278        5,862,053        5,369,068        3,262,765    3,483,918
                                       -----------      -----------      -----------      -----------      -----------   ----------
Contract owners' equity at
 end of period                         $        --      $ 4,554,861      $ 6,316,265      $ 5,862,053      $        --   $3,262,765
                                       ===========      ===========      ===========      ===========      ===========   ==========

                                          2010              2009            2010             2009             2010           2009
                                   ------------------  --------------  --------------  -----------------  ------------  ------------
Units, beginning of period                 342,304         431,531           171,121          200,687          223,490      280,281
Units issued                                 1,181           8,283         12,324.00            3,698            3,289        6,793
Units redeemed                             343,485          97,510         38,183.00           33,264          226,779       63,584
                                       -----------      -----------      -----------      -----------      -----------   ----------
Units, end of period                            --         342,304           145,262          171,121               --      223,490
                                       ===========      ===========      ===========      ===========      ===========   ==========

See accompanying notes.

        JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT R STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                Short-Term
                                            Government Income
                                               Series NAV        Small Cap Growth Series NAV      Small Cap Value Series NAV
                                            -----------------   -----------------------------   ------------------------------
                                                  2010               2010            2009            2010            2009
                                            -----------------   --------------   ------------   -------------   --------------
Income:
      Dividend distributions received          $    44,214        $        --    $        --     $    10,487      $    15,576
Expenses:
      Mortality and expense risk and
       administrative charges                      (29,649)          (120,532)      (110,399)        (37,394)         (33,376)
                                               -----------        -----------    -----------     -----------      -----------
Net investment income (loss)                        14,565           (120,532)      (110,399)        (26,907)         (17,800)
                                               -----------        -----------    -----------     -----------      -----------
Realized gains (losses) on investments:

      Capital gain distributions received              715                  0             --               0               --
      Net realized gain (loss)                       6,887            124,299       (375,957)        (73,497)        (451,047)
                                               -----------        -----------    -----------     -----------      -----------
Realized gains (losses)                              7,602            124,299       (375,957)        (73,497)        (451,047)
                                               -----------        -----------    -----------     -----------      -----------
Unrealized appreciation (depreciation)
  during the period                                  8,075          1,552,874      2,643,228         644,740          989,391
                                               -----------        -----------    -----------     -----------      -----------
Net increase (decrease) in contract
  owners' equity from operations                    30,242          1,556,641      2,156,872         544,336          520,544
                                               -----------        -----------    -----------     -----------      -----------

Changes from principal transactions:

      Purchase payments                              2,664             41,261         48,313          13,762           12,919
      Transfers between sub-accounts
        and the company                          3,129,244           (126,206)      (312,773)        (45,223)        (206,475)
 Withdrawals                                      (382,368)        (1,173,697)    (1,138,816)       (320,307)        (340,789)
                                               -----------        -----------    -----------     -----------      -----------
Net increase (decrease) in contract
  owners' equity from principal transactions     2,749,540         (1,258,642)    (1,403,276)       (351,768)        (534,345)
                                               -----------        -----------    -----------     -----------      -----------
Total increase (decrease) in contract
  owners' equity                                 2,779,782            297,999        753,596         192,568          (13,801)
Contract owners' equity at beginning of
  period                                                --          8,542,464      7,788,868       2,536,874        2,550,675
                                               -----------        -----------    -----------     -----------      -----------

Contract owners' equity at end of period       $ 2,779,782        $ 8,840,463    $ 8,542,464     $ 2,729,442      $ 2,536,874
                                               ===========        ===========    ===========     ===========      ===========

                                                  2010               2010            2009           2010             2009
                                            -----------------   --------------   ------------   -------------   --------------
Units, beginning of period                              --            654,861        791,330         109,328          139,476
Units issued                                       209,795              8,489          7,894           5,638            4,158
Units redeemed                                      27,939            100,304        144,363          20,333           34,306
                                               -----------        -----------    -----------     -----------      -----------

Units, end of period                               181,856            563,046        654,861          94,633          109,328
                                               ===========        ===========    ===========     ===========      ===========

See accompanying notes.

        JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT R STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                        Total Bond Market Trust B Series NAV     Total Stock Index Series NAV
                                                        ------------------------------------   --------------------------------
                                                              2010                2009              2010             2009
                                                        ---------------   ------------------   --------------   ---------------
Income:
        Dividend distributions received                   $    86,110        $   109,805         $        --      $        --
Expenses:
        Mortality and expense risk and
         administrative charges                               (29,997)           (32,422)                 --               --
                                                          -----------        -----------         -----------      -----------
Net investment income (loss)                                   56,113             77,383                  --               --
                                                          -----------        -----------         -----------      -----------
Realized gains (losses) on investments:
        Capital gain distributions received                         0                 --                  --               --
        Net realized gain (loss)                               17,864             (2,314)                 --               --
                                                          -----------        -----------         -----------      -----------
Realized gains (losses)                                        17,864             (2,314)                 --               --
                                                          -----------        -----------         -----------      -----------
Unrealized appreciation (depreciation) during
   the period                                                  28,701             27,675                   2                3
                                                          -----------        -----------         -----------      -----------
Net increase (decrease) in contract owners'
   equity from operations                                     102,678            102,744                   2                3
                                                          -----------        -----------         -----------      -----------

Changes from principal transactions:
        Purchase payments                                       6,354              5,632                  --               --
        Transfers between sub-accounts and the
          company                                             (67,829)            35,983                  --               --
 Withdrawals                                                 (223,405)          (365,001)                 --               --
                                                          -----------        -----------         -----------      -----------
Net increase (decrease) in contract owners'
   equity from principal transactions                        (284,880)          (323,386)                 --               --
                                                          -----------        -----------         -----------      -----------
Total increase (decrease) in contract owners'
   equity                                                    (182,202)          (220,642)                  2                3
Contract owners' equity at beginning of period              2,140,637          2,361,279                  12                9
                                                          -----------        -----------         -----------      -----------

Contract owners' equity at end of period                  $ 1,958,435        $ 2,140,637         $        14      $        12
                                                          ===========        ===========         ===========      ===========

                                                              2010                2009              2010             2009
                                                        ---------------   ------------------   --------------   ---------------
Units, beginning of period                                    140,578            162,400                   1                1
Units issued                                                    9,637             16,972                  --               --
Units redeemed                                                 27,634             38,794                  --               --
                                                          -----------        -----------         -----------      -----------
Units, end of period                                          122,581            140,578                   1                1
                                                          ===========        ===========         ===========      ===========


See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT R
                         NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2010

1. ORGANIZATION

John Hancock Life Insurance Company (U.S.A.) Separate Account R (the "Account") is a separate account of John Hancock Life Insurance Company (U.S.A.) (the "Company"). The Account is operated as a unit investment trust registered under the Investment Company Act of 1940, as amended, and currently consists of twenty-one sub-accounts which are exclusively invested in a corresponding portfolio of the John Hancock Trust (the "Trust"). The Account is a funding vehicle for variable annuity contracts issued by the Company. The Account includes contracts issued for different types of products. These products are distinguished principally by the level of expenses and surrender charges.

Each sub-account holds shares of a particular series ("Portfolio") of a registered investment company. Sub-accounts that invest in Portfolios of the Trust may offer four classes of units to fund variable annuity contracts issued by the Company. These classes, Series I, Series II, Series III and Series NAV, respectively, represent an interest in the same Trust Portfolio, but in different classes of that Portfolio. Series I, Series II, Series III and Series NAV shares of the Trust Portfolio differ in the level of 12b-1 fees and other expenses assessed against the Portfolio's assets. At December 31, 2010, the sub-accounts issued only Series NAV units and were only invested in Series NAV shares of the Trust Portfolio.

The Company is an indirect, wholly owned subsidiary of The Manufacturers Life Insurance Company (MLI). MLI, in turn, is an indirect, wholly owned subsidiary of Manulife Financial Corporation (MFC), a Canadian-based publicly traded stock life insurance company. MFC and its subsidiaries are known collectively as Manulife Financial.

In addition to the Account, certain contract owners may also allocate funds to the Fixed Account, which is part of the Company's general account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and the Company's general account has not been registered as an investment company under the Investment Company Act of 1940.

Sub-accounts closed or opened in 2010 are as follows:

                SUB-ACCOUNTS CLOSED                         2010
-----------------------------------------------------    ----------
Overseas Equity Trust B Series NAV                         5/3/2010
Short-Term Bond Series NAV                                 5/3/2010

                SUB-ACCOUNTS OPENED                        2010
-----------------------------------------------------    ---------
International Value Series NAV                            5/3/2010
Short-Term Government Income Series NAV                   5/3/2010

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT R
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                DECEMBER 31, 2010

2. SIGNIFICANT ACCOUNTING POLICIES

ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

VALUATION OF INVESTMENTS

Investments made in the Portfolios of the Trust are valued at fair value based on the reported net asset values of such Portfolios. Investment transactions are recorded on the trade date. Income from dividends, and gains from realized gain distributions are recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

NET ASSETS IN PAYOUT (ANNUITIZATION) PERIOD

A portion of net assets is allocated to annuity policies in the payout period. The liability for these policies is calculated using statutory accounting using mortality assumptions and an assumed interest rate. Mortality assumptions are based on the Individual Annuity Mortality Table in effect at the time of annuitization. The assumed interest rate is 3.5%, unless the annuitant elects otherwise, in which case the rate may be 5.0% or 6.0%, as regulated by the laws of the respective states. The mortality risk is borne entirely by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

EXPENSES

The expense ratio represents the contract expenses of the Account for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges, and the cost of any riders the policy holder has elected. These fees range between 0.65% and 1.50% of net assets of the sub-account depending on the type of contract. In addition, annual contract charges of up to $30 per policy are made through redemption of units.

AMOUNTS RECEIVABLE/PAYABLE

Receivables/Payables from/to Portfolios/the Company are due to unsettled contract transactions (net of asset-based charges) and/or subsequent/preceding purchases/sales of the respective Portfolios' shares. The amounts are due from/to either the respective Portfolio and/or the Company for the benefit of contract owners. There are no unsettled policy transactions at December 31, 2010.

RECLASSIFICATIONS

Certain prior year amounts have been reclassified to conform to the current year presentation.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT R
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                DECEMBER 31, 2010

3. FEDERAL INCOME TAXES

The Account does not file separate tax returns. The taxable income of the Account is consolidated with that of the Company within the consolidated federal tax return. Any tax contingencies arising from the taxable income generated by the Account is the responsibility of the Company and the Company holds any and all tax contingencies on its financial statements. The Account is not a party to the consolidated tax sharing agreement thus no amount of income taxes or tax contingencies are passed through to the Account. The legal form of the Account is not taxable in any state or foreign jurisdictions.

The income taxes topic of the FASB Accounting Standard Codification establishes a minimum threshold for financial statement recognition of the benefit of positions taken, or expected to be taken, in filing tax returns (including whether the Account is taxable in certain jurisdictions). The topic requires the evaluation of tax positions taken or expected to be taken in the course of preparing John Hancock's tax returns to determine whether tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions deemed to meet more-than likely-than-not threshold would be recorded as tax expense.

The Account complies with the provisions of FASB ASC Topic 740, Income Taxes. As of December 31, 2010, the Account did not have a liability for any uncertain tax positions. The Account recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations.

4. TRANSACTIONS WITH AFFILIATES

The Company has an administrative services agreement with Manulife Financial, whereby Manulife Financial or its designee, with the consent of the Company, performs certain services on behalf of the Company necessary for the operation of the Account. John Hancock Investment Management Services, LLC ("JHIMS"), a Delaware limited liability company controlled by MFC, serves as investment adviser for the Trust.

5. FAIR VALUE MEASUREMENTS

Accounting Standards Codification 820 ("ASC 820") "Fair Value Measurements and Disclosures" provides a single definition of fair value for accounting purposes, establishes a consistent framework for measuring fair value, and expands disclosure requirements about fair value measurements. ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit value. An exit value is not a forced liquidation or distressed sale.

Following ASC 820 guidance, the Account has categorized its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Account's valuation techniques. A level is assigned to each fair value measurement based on the lowest level input significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

- Level 1 - Fair value measurements that reflect unadjusted, quoted prices in active markets for identical assets and liabilities that the Account has the ability to access at the measurement date.

- Level 2 - Fair value measurements using inputs other than quoted prices included within Level 1 that are observable, either directly or indirectly.

- Level 3 - Fair value measurements using significant non market observable inputs.

All of the Account's sub-accounts' investments in a Portfolio of the Trust were valued at the reported net asset value of the Portfolio and categorized as Level 1 as of December 31, 2009 and December 31, 2010.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT R
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                DECEMBER 31, 2010

6. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases including reinvestment of dividend distributions and proceeds from the sales of investments from the Portfolios of the Trust during 2010 were as follows:

                                                                                              Details of Investments
                                                                                            --------------------------
Sub-account                                                                                  Purchases        Sales
-----------------------------------------------------------------------------------------   ----------     -----------
500 Index Fund B Series NAV                                                                 $  264,370     $ 1,923,239
Active Bond Series NAV                                                                       1,294,585       2,947,879
Blue Chip Series NAV                                                                           109,397       2,327,367
Capital Appreciation Series NAV                                                                207,472       1,031,810
Equity Income Series NAV                                                                       379,242       2,525,687
Financial Services Series NAV                                                                        -               -
Global Bond Series NAV                                                                         292,256       1,245,500
High Yield Series NAV                                                                          477,309         150,411
International Equity Index Series NAV                                                          249,632         769,822
International Value Series NAV                                                               4,306,510         373,631
Lifestyle Balanced Series NAV                                                                1,986,161      10,171,417
Mid Cap Stock Series NAV                                                                       103,833       1,784,140
Mid Value Series NAV                                                                           149,061         173,458
Money Market Trust B Series NAV                                                                805,322       3,323,439
Optimized All Cap Series NAV                                                                   527,173       5,408,512
Overseas Equity Trust B Series NAV                                                              40,508       4,522,455
Real Estate Securities Series NAV                                                              507,284       1,482,157
Short-Term Bond Series NAV                                                                     110,733       3,446,926
Short Term Government Income Series NAV                                                      3,222,084         457,262
Small Cap Growth Series NAV                                                                    105,261       1,484,436
Small Cap Value Series NAV                                                                     151,591         530,267
Total Bond Market Trust B Series NAV                                                           234,848         463,614
Total Stock Index Series NAV                                                                         -               -

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT R
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                DECEMBER 31, 2010

7. UNIT VALUES

A summary of unit values and units outstanding for variable annuity contracts and the expense and income ratios, excluding expenses of the underlying Portfolios, were as follows:

                                                 AT DECEMBER 31,                  FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                      -------------------------------------     --------------------------------------------------
                                                                                   EXPENSE RATIO    INVESTMENT    TOTAL RETURN
                                       UNITS      UNIT FAIR VALUE   ASSETS          HIGHEST TO        INCOME       HIGHEST TO
SUB-ACCOUNT                    YEAR   (000s)     HIGHEST TO LOWEST  (000s)             LOWEST*         RATIO**      LOWEST***
----------------------------   ----   ------     ----------------- --------     -----------------   ----------   -----------------
500 Index Fund B Series NAV    2010      487     $ 19.40 to $10.47 $  9,477        1.50% to 0.65%         1.68%   14.11% to 13.15%
                               2009      582       17.15 to 9.17     10,010         1.50 to 0.65          2.16     25.53 to 24.47
                               2008      703       13.78 to 7.31      9,715         1.50 to 0.65          2.00   (37.60) to (38.13)
                               2007      918       22.27 to 11.71    20,490         1.50 to 0.65          2.89      4.57 to 3.69
                               2006    1,191       21.71 to 11.20    25,596         1.50 to 0.65          1.19     14.82 to 13.84

Active Bond Series NAV         2010      583       23.08 to 16.99    14,563         1.50 to 0.65          7.24     13.17 to 12.21
                               2009      688       20.57 to 15.01    15,338         1.50 to 0.65          6.98     24.05 to 23.00
                               2008      848       16.72 to 12.10    15,485         1.50 to 0.65          5.16   (11.06) to (11.81)
                               2007    1,076       18.96 to 13.61    22,399         1.50 to 0.65          8.57      3.36 to 2.49
                               2006    1,364       25.19 to 13.16    27,883         1.50 to 0.65          2.93      3.87 to 2.99

Blue Chip Series NAV           2010      731       22.13 to 13.53    18,063         1.50 to 0.65          0.09      15.5 to 14.52
                               2009      816       19.32 to 11.71    17,718         1.50 to 0.65          0.19     42.05 to 40.85
                               2008      965       13.72 to 8.25     14,907         1.50 to 0.65          0.37   (42.89) to (43.38)
                               2007    1,191       24.23 to 14.44    32,594         1.50 to 0.65          0.81     12.09 to 11.14
                               2006    1,463       33.23 to 12.88    36,170         1.50 to 0.65          0.26      8.88 to 7.95

Capital Appreciation Series
 NAV                           2010      531       12.08 to 5.93      6,465         1.50 to 0.65          0.18     11.16 to 10.22
                               2009      598       10.96 to 5.33      6,602         1.50 to 0.65          0.31     41.44 to 40.24
                               2008      696        7.82 to 3.77      5,475         1.50 to 0.65          0.49   (37.64) to (38.17)
                               2007      860       12.65 to 6.05     10,947         1.50 to 0.65          0.37     10.97 to 10.04
                               2006    1,041       13.36 to 5.45     12,029         1.50 to 0.65          0.00      1.23 to 0.65

Equity Income Series NAV       2010      639       22.57 to 14.07    14,459         1.50 to 0.65          1.88     14.48 to 13.51
                               2009      746       19.88 to 12.29    14,878         1.50 to 0.65          2.17     24.94 to 23.88
                               2008      885       16.05 to 9.83     14,249         1.50 to 0.65          2.33   (36.35) to (36.89)
                               2007    1,140       25.43 to 15.45    29,060         1.50 to 0.65          2.89      2.72 to 1.86
                               2006    1,399       25.24 to 15.04    35,013         1.50 to 0.65          1.61     18.28 to 17.28

Financial Services Series
 NAV                           2010       -- (a)        9.48             -- (b)         0.65              0.41          11.49
                               2009       -- (a)        8.51             -- (b)         0.65              0.86          40.61
                               2008       -- (a)        6.05             -- (b)         0.65              1.09         (44.99)
                               2007       -- (a)         11              -- (b)         0.65              1.42         (7.34)
                               2006       -- (a)       11.87             -- (b)         0.65              0.00          22.36

Global Bond Series NAV         2010      199       21.87 to 18.22     4,369         1.50 to 0.65          3.39      9.69 to 8.76
                               2009      248       20.11 to 16.61     5,011         1.50 to 0.65         12.54     14.66 to 13.69
                               2008      312       17.68 to 14.49     5,542         1.50 to 0.65          0.63    (5.04) to (5.84)
                               2007      343       18.78 to 15.26     6,476         1.50 to 0.65          7.23      8.90 to 7.98
                               2006      439       17.58 to 14.01     7,659         1.50 to 0.65          0.00      4.59 to 3.71

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT R
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                DECEMBER 31, 2010

7. UNIT VALUES (CONTINUED)

                                                 AT DECEMBER 31,                  FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                      -------------------------------------     --------------------------------------------------
                                                                                   EXPENSE RATIO    INVESTMENT    TOTAL RETURN
                                       UNITS      UNIT FAIR VALUE   ASSETS          HIGHEST TO        INCOME       HIGHEST TO
SUB-ACCOUNT                    YEAR   (000s)     HIGHEST TO LOWEST  (000s)             LOWEST*        RATIO**      LOWEST***
---------------------------    ----   ------     ----------------- --------     -----------------   ----------   -----------------
High Yield Series NAV          2010       69     $ 16.36 to $13.74 $    952       1.50% to 0.65%         38.99%   13.01% to 12.05%
                               2009       70       14.48 to 12.27       863        1.50 to 0.65          11.58     53.50 to 52.21
                               2008       76        9.43 to 8.06        614        1.50 to 0.65           8.44   (29.94) to (30.53)
                               2007      102       13.46 to 11.60     1,188        1.50 to 0.65          12.23      0.98 to 0.13
                               2006      145       13.33 to 11.59     1,687        1.50 to 0.65           6.72      9.75 to 8.82

International Equity
Index Series NAV               2010      223       20.49 to 13.51     4,824        1.50 to 0.65           2.48      10.72 to 9.78
                               2009      252       12.20 to 18.67     4,967        1.50 to 0.65           3.70     37.90 to 36.74
                               2008      300       13.65 to 8.85      4,335        1.50 to 0.65           2.47   (44.75) to (45.21)
                               2007      396       24.92 to 16.01    10,461        1.50 to 0.65           5.01     15.07 to 14.10
                               2006      453       26.62 to 13.91    10,461        1.50 to 0.65           0.83     26.29 to 25.22

International Value Series
 NAV                           2010      296       14.05 to 11.6      4,188        1.50 to 0.65           2.05       8.3 to 7.68

Lifestyle Balanced Series
 NAV                           2010    1,838       23.83 to 18.45    48,092        1.50 to 1.00           2.59     10.66 to 10.11
                               2009    2,195       21.64 to 16.67    52,100        1.50 to 1.00           4.12     29.60 to 28.95
                               2008    2,688       16.78 to 12.86    49,551        1.50 to 1.00           4.42    (1.00) to (1.08)

Mid Cap Stock Series NAV       2010      378       34.82 to 19.5     13,173        1.50 to 0.65           0.00     22.27 to 21.24
                               2009      427       28.72 to 15.95    12,274        1.50 to 0.65           0.00     30.62 to 29.51
                               2008      504       22.17 to 12.21    11,177        1.50 to 0.65           0.00   (44.12) to (44.59)
                               2007      617       40.02 to 21.85    24,706        1.50 to 0.65           0.01     22.79 to 21.76
                               2006      751       33.22 to 17.80    24,677        1.50 to 0.65           0.00     12.92 to 11.97

Mid Value Series NAV           2010       64       23.87 to 20.33     1,552        1.50 to 0.65           2.12     15.41 to 14.44
                               2009       66       20.86 to 17.62     1,393        1.50 to 0.65           0.65     45.32 to 44.09
                               2008       81       14.48 to 12.12     1,177        1.50 to 0.65           1.16   (35.10) to (35.65)
                               2007      108       22.50 to 18.68     2,435        1.50 to 0.65           2.08    (0.14) to (0.98)
                               2006      137       23.66 to 18.70     3,140        1.50 to 0.65           0.32     19.57 to 18.55

Money Market Trust B Series
 NAV                           2010      541       13.57 to 11.69     7,711        1.50 to 0.65           0.05      -0.6 to -1.44
                               2009      708       13.77 to 11.77    10,229        1.50 to 0.65           0.49    (0.17) to (1.01)
                               2008      911       13.91 to 11.79    13,341        1.50 to 0.65           2.11      1.45 to 0.59
                               2007      937       13.83 to 11.62    13,664        1.50 to 0.65           4.73      4.16 to 3.28
                               2006    1,060       15.55 to 11.15    14,997        1.50 to 0.65           4.59      4.03 to 3.15

Optimized All Cap Series
 NAV                           2010    1,682       21.03 to 13.8     38,485        1.50 to 1.00           1.18     18.36 to 17.77
                               2009    1,912       17.86 to 11.66    37,231        1.50 to 1.00           1.42     27.08 to 26.45
                               2008    2,269       14.12 to 9.17     34,968        1.50 to 1.00           0.88   (40.13) to (40.33)

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT R
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                DECEMBER 31, 2010

7. UNIT VALUES (CONTINUED)

                                               AT DECEMBER 31,                  FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                      -------------------------------------     --------------------------------------------------
                                                                                   EXPENSE RATIO    INVESTMENT    TOTAL RETURN
                                       UNITS      UNIT FAIR VALUE   ASSETS          HIGHEST TO        INCOME       HIGHEST TO
SUB-ACCOUNT                    YEAR   (000s)     HIGHEST TO LOWEST  (000s)             LOWEST*        RATIO**      LOWEST***
--------------------------     ----   ------     ----------------- --------     -----------------   ----------   -----------------
Overseas Equity Trust B
 Series NAV                    2010       --     $ 13.04 to $10.71 $     --       1.50% to 0.65%          0.62%   (1.20)% to (1.47)%
                               2009      342     $ 13.24 to $10.84    4,555        1.50 to 0.65           2.06      29.98 to 28.88
                               2008      432     $  10.27 to $8.34    4,454        1.50 to 0.65           1.85   (42.42) to (42.91)
                               2007      539       17.99 to 14.48     9,749        1.50 to 0.65           2.34      11.80 to 10.86
                               2006      646       16.40 to 12.95    10,532        1.50 to 0.65           0.92      18.99 to 17.98

Real Estate Securities
 Series NAV                    2010      145       40.94 to 30.24     6,316        1.50 to 1.00           1.89      27.91 to 27.28
                               2009      171       32.17 to 23.64     5,862        1.50 to 1.00           3.49      28.97 to 28.32
                               2008      201       25.07 to 18.33     5,369        1.50 to 1.00           3.22   (40.00) to (40.30)
                               2007      269       41.99 to 30.55    12,092        1.50 to 1.00           2.70   (16.40) to (16.81)
                               2006      352       74.65 to 36.54    19,217        1.50 to 1.00           1.86      36.79 to 36.11

Short-Term Bond Series
 NAV                           2010       --       15.10 to 12.39        --        1.50 to 0.65           1.95       4.05 to 3.76
                               2009      223       14.55 to 11.90     3,263        1.50 to 0.65           5.11      18.44 to 17.44
                               2008      280       12.39 to 10.05     3,484        1.50 to 0.65           6.55   (19.45) to (20.13)
                               2007      360       15.51 to 12.48     5,602        1.50 to 0.65           9.27       2.58 to 1.72
                               2006      460       15.41 to 12.16     7,043        1.50 to 0.65           3.58       3.87 to 2.99

Short-Term Government
 Income Series NAV             2010      182       15.23 to 12.57     2,780         1.5 to 0.65           1.46       1.47 to 0.89

Small Cap Growth Series
 NAV                           2010      563       15.75 to 15.61     8,840         1.5 to 0.65           0.00      21.35 to 20.33
                               2009      655       12.98 to 12.97     8,542        1.50 to 0.65           0.00      33.59 to 32.46
                               2008      791        9.79 to 9.72      7,789        1.50 to 0.65           0.00   (39.94) to (40.45)
                               2007    1,009       16.44 to 16.18    16,673        1.50 to 0.65           0.00      13.25 to 12.29
                               2006    1,219       14.80 to 14.29    17,921        1.50 to 0.65           0.00      12.74 to 11.78

Small Cap Value Series
 NAV                           2010       95       28.71 to 27.03     2,729         1.5 to 0.65           0.41      25.33 to 24.27
                               2009      109       23.10 to 21.57     2,537        1.50 to 0.65           0.68      27.95 to 26.87
                               2008      139       18.21 to 16.85     2,551        1.50 to 0.65           1.19   (26.55) to (27.17)
                               2007      200       25.00 to 22.95     5,020        1.50 to 0.65           0.95     (3.55) to (4.36)
                               2006      268       26.32 to 23.79     7,038        1.50 to 0.65           0.11      18.54 to 17.54

Total Bond Market Trust B
 Series NAV                    2010      123       15.89 to 16.88     1,958          1.5 to 1             4.18       5.44 to 4.91
                               2009      141       16.01 to 15.15     2,141        1.50 to 1.00           4.91       5.23 to 4.70
                               2008      162       15.21 to 14.47     2,361        1.50 to 1.00           5.04       4.74 to 4.22
                               2007      165       14.53 to 13.88     2,306        1.50 to 1.00           9.91       6.07 to 5.54
                               2006      204       13.70 to 13.15     2,692        1.50 to 1.00           3.74       3.03 to 2.52

Total Stock Index Series
 NAV                           2010       -- (a)       14.22             -- (b)        0.65               1.40          16.50
                               2009       -- (a)       12.21             -- (b)        0.65               1.75          28.10
                               2008       -- (a)        9.53             -- (b)        0.65               1.72         (37.56)
                               2007       -- (a)       15.26             -- (b)        0.65               2.30           4.51
                               2006       -- (a)        14.6             -- (b)        0.65               0.00          14.58

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT R
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                DECEMBER 31, 2010

7. UNIT VALUES (CONTINUED)

     * These amounts represent the annualized contract expenses of the variable account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policyholder accounts through the redemption of units and expenses of the underlying Portfolio are excluded.

     ** These ratios, which are not annualized, represent the distributions from net investment income received by the sub-account from the underlying Portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against policyholder accounts either through the reductions in the unit values or the redemptions of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Portfolio in which the sub-accounts invest.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying Portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options indicated in footnote 1 with a date notation, if any, denote the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. For closed sub-accounts, the total return is calculated from the beginning of the reporting period to the date the sub-account closed. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

     a.   Units not greater than 500 units.

     b.   Assets not greater than $500.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT R
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                DECEMBER 31, 2010

8. DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefits plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Company believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

                            PART C OTHER INFORMATION

Guide to Name Changes and Successions:

                                  NAME CHANGES

DATE OF CHANGE   OLD NAME                                           NEW NAME
---------------  ----------------------------------------           --------------------------------------------------------------
January 1, 2005  The Manufacturers Life Insurance Company (U.S.A.)  John Hancock Life Insurance Company (U.S.A.)
January 1, 2005  Manulife Financial Securities LLC                  John Hancock Distributors LLC
January 1, 2005  Manufacturers Securities Services LLC              John Hancock Investment Management Services LLC
January 1, 2010  John Hancock Variable Annuity Account I            John Hancock Life Insurance Company (U.S.A.) Separate Account R

                                    * * * * *

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

(A)   FINANCIAL STATEMENTS.

(1) Financial Statements of the Registrant, John Hancock Life Insurance Company (U.S.A.) Separate Account I. [FILED HEREWITH]

(2) Financial Statements of the Depositor, John Hancock Life Insurance Company (U.S.A.). [FILED HEREWITH]

(B) EXHIBITS:

1. (a) John Hancock Variable Life Insurance Company Board Resolution establishing the John Hancock Variable Annuity Account I, dated June 15, 1994, incorporated by reference to Registration Statement File No. 333-16949, filed on Form N-4 EL on November 27, 1996.

      (b) John Hancock Life Insurance Company (U.S.A.) Board Resolutions dated September 28, 2009 accepting and renaming the separate account upon merger to John Hancock Life Insurance Company (U.S.A.) Separate Account R - incorporated by reference to Exhibit (24)(B)(1)(b) to this initial Registration Statement filed on Form N-4, File No. 333-164135, filed on January 4, 2010.

2.    Not Applicable.

3. (a) Distribution and Servicing Agreement dated February 17, 2009 - incorporated by reference to Exhibit (24)(b)(3)(ii) to Post--Effective Amendment No. 31 to Form N-4, File No. 333-70728, filed on April 30, 2009.

      (b) General Agent and Broker-Dealer Selling Agreement - incorporated by reference to Exhibit (24)(b)(3)(b) to Post-effective Amendment No. 7 to Form N-4 Registration Statement of John Hancock Life Insurance Company (File Nos. 333-84771) filed April 3, 2009.

4. (a) Form of periodic payment deferred annuity contract, incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement filed with the Commission on December 13, 1997.

      (b) Form of Endorsement dated December 31, 2009 applicable to contracts, policies or certificates as a result of the merger of John Hancock Life Insurance Company into John Hancock Life Insurance Company (U.S.A.) - incorporated by reference to Exhibit (24)(B)(4)(b) to this initial Registration Statement filed on Form N-4, File No. 333-164135, filed on January 4, 2010.

5. Form of annuity contract application, incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement filed with the Commission on December 13, 1997.

6. (a) Restated Articles of Redomestication of The Manufacturers Life Insurance Company (U.S.A.) - Incorporated by reference to Exhibit A(6) to the registration statement on Form S-6 filed July 20, 2000 (File No. 333-41814).

      (b) Certificate of Amendment to Certificate of Incorporation of the Company, Name Change July 1984 -- Incorporated by reference to Exhibit (3)(i)(a) to Form 10Q of The Manufacturers Life Insurance Company of North America, filed November 14, 1997.

      (c) Certificate of Amendment to Certificate of Incorporation of the Company changing its name to John Hancock Life Insurance Company (U.S.A.) effective January 1, 2005 - Incorporated by reference to Exhibit (b)(6)(iii) to post-effective amendment no. 20 to Registration Statement (File No. 333-70728), filed on May 1, 2007.

      (d) By-Laws of the John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.) dated December 2, 1992. - Incorporated by reference to Exhibit A(6)(b) to the registration statement on Form S-6 filed July 20, 2000 (File No. 333-41814).

      (e) Amendment to By-Laws of the John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.) dated June 7, 2000. - Incorporated by reference to pre-effective amendment no. 1 file number 333-126668 filed with the Commission on October 12, 2005.

      (f) Amendment to By-Laws of the John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.) dated March 12, 1999. - Incorporated by reference to pre-effective amendment no. 1 file number 333-126668 filed with the Commission on October 12, 2005.

      (g) Amendment to By-Laws reflecting the Company's name change to John Hancock Life Insurance Company (U.S.A.) effective January 1, 2005 - Incorporated by reference to Exhibit (b)(6)(v) to post-effective amendment no. 20 to Registration Statement (File No. 333-70728), filed on May 1, 2007.


      (h) Amended and Restated By-Laws of John Hancock Life Insurance Company (U.S.A.) effective June 15, 2010, incorporated by reference to Exhibit 24(b)(6)(vi) to Post-Effective Amendment No. 35 to Registration Statement, File No. 333-70728, filed November 8, 2010.



      (i) Amended and Restated Articles of Redomestication and Articles of Incorporation of John Hancock Life Insurance Company (U.S.A.) effective July 26, 2010, incorporated by referenced to Exhibit 24(b)
          (6)(vii) to Post-Effective Amendment No. 35 to Registration Statement File No. 333-70728, filed November 8, 2010.


7.    Not Applicable.

8. Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:


      (a) Service Agreement and Indemnity Combination Coinsurance and Modified Coinsurance Agreement of Variable Annuity Contracts between John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York - incorporated by reference to Exhibit
          (24)(B)(8)(a) to this initial Registration Statement filed on Form N-4, File No. 333-164135, filed on January 4, 2010.

      (b)   (1)  CSC Customer Agreement dated June 30, 2004, incorporated by reference to Exhibit 24(b)(8)(a)(i) to Post-Effective Amendment No. 3 to Registration Statement, File No. 333-143073, filed April 1, 2009.

            (2) Addendum No. 2 to the Remote Service Exhibit Number 1 dated July 1, 2006 with CSC, incorporated by reference to Exhibit 24(b)(8)(a)(ii) to Post-Effective Amendment No. 3 to Registration Statement, File No. 333-143073, filed April 1, 2009.

      (c)   (i)  Participation Agreement among John Hancock Life Insurance
                 Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance Company and John Hancock Trust dated April 20, 2005. Incorporated by reference to pre-effective amendment no. 1 file number 333- 126668 filed with the Commission on October 12, 2005.

           (ii) Shareholder Information Agreement between John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance, and John Hancock Trust portfolios (except American Funds Insurance Series) dated April 16, 2007. Incorporated by reference to post-effective amendment number 9 file number 333-85284 filed with the Commission in April, 2007.

          (iii) Shareholder Information Agreement between John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance, and John Hancock Trust on behalf of series of the Trust that are feeder funds of the American Funds Insurance Series dated April 16, 2007. Incorporated by reference to post-effective amendment number 9 file number 333-85284 filed with the Commission in April, 2007.

9. (a) Opinion and Consent of Counsel incorporated by reference to the Registrant's Registration Statement filed with the Commission on August 10, 1994.


      (b) Opinion and Consent of Counsel - incorporated by reference to Exhibit (24)(B)(9)(b) to this initial Registration Statement filed on Form N-4, File No. 333-164135, filed on January 4, 2010.


10. (a) Representation of counsel (included as part of its opinion filed as Exhibit 9(b) and incorporated herein by reference).


      (b) Consent of Independent Registered Public Accounting Firm - [FILED HEREWITH].



      (c) Powers of Attorney for: James R. Boyle; Thomas Borshoff, Ruth Ann Fleming, James D. Gallagher, Scott S. Hartz, Rex Schlaybaugh, Jr.; and John G. Vrysen - incorporated by reference to Exhibit (24)(B)(10)(c) to this initial Registration Statement filed on Form N-4, File No. 333-164135, filed on January 4, 2010.



      (d) Powers of Attorney for Paul M. Connolly and Steven Finch. [FILED HEREWITH]


11.   Not Applicable.

12.   Not Applicable.


Item 25. Directors and Officers of the Depositor.



     OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                            EFFECTIVE MARCH 1, 2011



Name and Principal Business Address           Position with Depositor
-----------------------------------           -----------------------------------------------------------------------------------
James R. Boyle***                             Chairman and President
Jonathan Chiel*                               Executive Vice President and General Counsel
Thomas Borshoff*                              Director
Paul M. Connolly*                             Director
Steven Finch***                               Director and Executive Vice President
Ruth Ann Fleming*                             Director
James D. Gallagher*                           Director and Executive Vice President
Scott S. Hartz***                             Director, Executive Vice President, and Chief Investment Officer - U.S. Investments
Rex E. Schlaybaugh, Jr.*                      Director

     OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                            EFFECTIVE MARCH 1, 2011



NAME AND PRINCIPAL BUSINESS ADDRESS           POSITION WITH DEPOSITOR
-----------------------------------           -----------------------------------------------------------------------------------
John G. Vrysen*                               Director and Senior Vice President
Marc Costantini*                              Executive Vice President
Paul Levitt**                                 Executive Vice President and Treasurer
Katherine MacMillan**                         Executive Vice President
Stephen R. McArthur**                         Executive Vice President
Hugh McHaffie*                                Executive Vice President
Bob Diefenbacher+                             Senior Vice President
Peter Gordon***                               Senior Vice President
Allan Hackney*                                Senior Vice President and Chief Information Officer
Gregory Mack*                                 Senior Vice President
Ronald J. McHugh*                             Senior Vice President
Lynne Patterson*                              Senior Vice President and Chief Financial Officer
Craig R. Raymond*                             Senior Vice President, Chief Actuary, and Chief Risk Officer
Diana L. Scott*                               Senior Vice President
Alan R. Seghezzi***                           Senior Vice President
Bruce R. Speca*                               Senior Vice President
Tony Teta***                                  Senior Vice President
Brooks Tingle***                              Senior Vice President
Emanuel Alves*                                Vice President, Counsel, and Corporate Secretary
John C.S. Anderson***                         Vice President
Roy V. Anderson*                              Vice President
Arnold Bergman*                               Vice President
Stephen J. Blewitt***                         Vice President
Robert Boyda*                                 Vice President
John E. Brabazon***                           Vice President and Chief Financial Officer, Investments
George H. Braun***                            Vice President
Thomas Bruns*                                 Vice President
Tyler Carr*                                   Vice President
Robert T. Cassato*                            Vice President
Kevin J. Cloherty*                            Vice President
Brian Collins+                                Vice President
Art Creel*                                    Vice President
George Cushnie**                              Vice President
John J. Danello*                              Vice President
Willma Davis***                               Vice President
Anthony J. Della Piana***                     Vice President
Brent Dennis***                               Vice President
Robert Donahue++                              Vice President
Edward Eng**                                  Vice President
Carol Nicholson  Fulp*                        Vice President
Paul Gallagher+++                             Vice President
Wayne A. Gates++                              Vice President
Ann Gencarella***                             Vice President
Richard Harris**                              Vice President and Appointed Actuary
John Hatch*                                   Vice President
Kevin Hill***                                 Vice President
E. Kendall Hines***                           Vice President
Eugene Xavier Hodge, Jr.***                   Vice President
James C. Hoodlet***                           Vice President
Roy Kapoor**                                  Vice President
Mitchell Karman***                            Vice President, Chief Compliance Officer, and Counsel
Frank Knox*                                   Vice President, Chief Compliance Officer - Retail Funds/Separate Accounts
Jonathan Kutrubes*                            Vice President

     OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                            EFFECTIVE MARCH 1, 2011



NAME AND PRINCIPAL BUSINESS ADDRESS           POSITION WITH DEPOSITOR
-----------------------------------           -----------------------------------------------------------------------------------
Cynthia Lacasse***                            Vice President
Denise Lang***                                Vice President
Robert Leach*                                 Vice President
David Longfritz*                              Vice President
Nathaniel I. Margolis***                      Vice President
John Maynard+                                 Vice President
Steven McCormick**                            Vice President
Janis K. McDonough***                         Vice President
Scott A. McFetridge***                        Vice President
William McPadden***                           Vice President
Maureen Milet***                              Vice President and Chief Compliance Officer - Investments
Peter J. Mongeau+                             Vice President
Steven Moore**                                Vice President
Curtis Morrison***                            Vice President
Tom Mullen*                                   Vice President
Scott Navin***                                Vice President
Nina Nicolosi*                                Vice President
Frank O'Neill*                                Vice President
Jacques Ouimet+                               Vice President
Gary M. Pelletier***                          Vice President
Steven Pinover*                               Vice President
Krishna Ramdial**                             Vice President, Treasury
S. Mark Ray***                                Vice President
Jill Rebman**                                 Vice President
Mark Rizza*                                   Vice President
Ian  R. Roke*                                 Vice President
Andrew Ross**                                 Vice President
Thomas Samoluk*                               Vice President
Jonnie Smith****                              Vice President
Yiji S. Starr*                                Vice President
Gaurav Upadhya**                              Vice President
Simonetta Vendittelli++                       Vice President
Peter de Vries**                              Vice President
Karen Walsh*                                  Vice President
Linda A. Watters*                             Vice President
Joseph P. Welch+                              Vice President
Jeffrey Whitehead*                            Vice President and Controller
Henry Wong***                                 Vice President
Randy Zipse***                                Vice President


----------


*     Principal  business office is 601 Congress Street, Boston, MA 02210



**    Principal business office is 200 Bloor Street,  Toronto, Canada M4W 1E5



***   Principal business office is 197 Clarendon Street, Boston, MA 02117



+     Principal business office is 200 Berkeley Street, Boston, MA 02116



++    Principal business office is 380 Stuart Street, Boston, MA 02116



+++   Principal business office is 200 Clarendon Street, Boston, MA 02116

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Registrant is a separate account of John Hancock Life Insurance Company (U.S.A.) (the "Company"), operated as a unit investment trust. Registrant supports benefits payable under the Company's variable annuity contracts by investing assets allocated to various investment options in shares of John Hancock Trust (the "Trust"), which is a "series" type of mutual fund registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company. The purchasers of variable annuity and variable life insurance contracts, in connection with which the Trust is used, will have the opportunity to instruct the Company with respect to the voting of the shares of the Series Fund held by Registrant as to certain matters. Subject to the voting instructions, the Company directly controls Registrant.


On the effective date of this Registration Statement, the Company and its affiliates are controlled by Manulife Financial Corporation ("MFC"). A list of other persons controlled by MFC as of December 31, 2010 appears below:

                         MANULIFE FINANCIAL CORPORATION
                   PRINCIPAL SUBSIDIARIES - DECEMBER 31, 2010

                                                       __________________
                                                      |                  |
                                                      |Manulife Financial|
                                                      |    Corporation   |
                                                      |     (Canada)     |
                                                      |__________________|
                                                               |
                                                               |........................................................
                                                               |                                                       .
                                                       ________|_________                                         _____._______
                                                      |                  |                                       |             |
                                                      | The Manufacturers|                                       | John Hancock|
                                                      |  Life Insurance  |                                       | Reassurance |
                                                      |      Company     |                                       | Company Ltd.|
                                                      |     (Canada)     |                                       |  (Bermuda)  |
                                                      |__________________|                                       |_____________|
                                                               |
                                                               |
                                                               |_________________________________________________________________
                                                               |                                                                 |
 ______________________________________________________________|______________________                                           |
|                  |                  |                      .  |                     |                                          |
|                  |                  |                      .  |                     |                                          |
|                  |                  |                      .  |                     |                                          |
|    ___________   |   ____________   |     ______________   .  |   _______________   |   ____________                           |
|   |           |  |  |            |  |    |              |  .  |  |               |  |  |            |                          |
|   |    NAL    |  |  |   Manulife |  |    |   Manulife   |  .  |  |    Manulife   |  |__|    MLI     |                          |
|   | Resources |  |  |    Asset   |  |    |   Insurance  |  .  |  |    Holdings   |     | Resources  |                          |
|___|Management |  |__| Management |  |    |  (Thailand)  |  .  |__|    (Bermuda)  |     |    Inc.    |                          |
|   |  Limited  |  |  |   (North   |  |    |    Public    |...     |     Limited   |     | (Alberta)  |                          |
|   | (Canada)  |  |  |   America) |  |    |    Company   |94.7%|__|    (Bermuda)  |     |____________|                          |
|   |___________|  |  |   Limited  |  |    |    Limited   |     |  |_______________|           .                                 |
|                  |  |  (Canada)  |  |    |  (Thailand)  |     |                              .                                 |
|                  |  |____________|  |    |______________|     |                              ......................            |
|                  |                  |           |             |                              .                    .            |
|                  |                  |           |99.9999%     |                              .                    . 58.72%     |
|    __________    |   ____________   |     ______|_______      |   _______________       _____.______          ____.________    |
|   |          |   |  |            |  |    |              |     |  |               |     |            |        |             |   |
|   | Manulife |   |  | MFC Global |  |    |   Manulife   |     |  | Manufacturers |     |  Manulife  |        |   Manulife  |   |
|___|  Bank of |   |  |    Fund    |  |    |     Asset    |     |__|  P&C Limited  |     |    Life    |    ____|   Holdings  |   |
|   |  Canada  |   |__| Management |  |    |  Management  |     |  |  (Barbados)   |     |  Insurance |   |    |    Berhad*  |   |
|   | (Canada) |   |  |  (Europe)  |  |    |  (Thailand)  |     |  |_______________|     |   Company  |   |    |  (Malaysia) |   |
|   |__________|   |  | Limited(2) |  |    |    Company   |     |                        |   (Japan)  |   |    |_____________|   |
|                  |  |  (England) |  |    |    Limited   |     |                        |____________|   |                      |
|                  |  |____________|  |    |  (Thailand)  |     |                              |          |                      |
|                  |        |         |    |______________|     |                              |          |                      |
|                           |         |                         |                              |          |                      |
|    __________    |   _____|______   |     ______________      |   _______________       _____|______    |     _____________    |
|   |          |   |  |            |  |    |              |     |  |               |     |            |   |    |             |   |
|   | Manulife |   |  |   Manulife |  |    |   Manulife   |     |  | Manufacturers |     | MFC Global |   |    |   Manulife  |   |
|___|  Canada  |   |  |    Asset   |  |____|   (Vietnam)  |     |__|      Life     |     | Investment |   |____|   Insurance |   |
|   |   Ltd.   |   |__| Management |  |    |    Limited   |     |  |  Reinsurance  |     | Management |   |    |    Berhad   |   |
|   | (Canada) |   |  |  (Europe)  |  |    |   (Vietnam)  |     |  |    Limited    |     |   (Japan)  |   |    |  (Malaysia) |   |
|   |__________|   |  |   Limited  |  |    |______________|     |  |   (Barbados)  |     |  Limited(3)|   |    |_____________|   |
|                  |  |  (England) |  |           |             |  |_______________|     |   (Japan)  |   |                      |
|                  |  |___________ |  |           |             |                        |____________|   |     ______________   |
|                  |                  |           |             |                                         |    |              |  |
|                  |                  |           |             |                                         |    |Manulife Asset|  |
|    ___________   |   ____________   |     ______|_______      |   _______________                       |____|  Management  |  |
|   |           |  |  |            |  |    |              |     |  |               |                           |  (Malaysia)  |  |
|   |   First   |  |  |  Berkshire |  |    |   Manulife   |     |  |   Manulife    |                           |    Sdn Bhd   |  |
|   |   North   |  |  |  Insurance |  |    |     Asset    |     |  | International |                           |  (Malaysia)  |  |
|___| American  |  |__|  Services  |  |    |  Management  |     |__|   Holdings    |                           |______________|  |
|   | Insurance |  |  |    Inc.    |  |    |   (Vietnam)  |        |    Limited    |                                             |
|   |  Company  |  |  |  (Ontario) |  |    |    Company   |        |   (Bermuda)   |                                             |
|   | (Canada)  |  |  |____________|  |    |     Ltd.     |        |_______________|                                             |
|   |___________|  |        |         |    |   (Vietnam)  |               |                                                      |
|                  |        |         |    |______________|               |_____________________                                 |
|                  |        |         |                                   |                     |                                |
|    ___________   |   _____|______   |     _____________           ______|________       ______|______                          |
|   |           |  |  |            |  |    |              |        |               |     |             |                         |
|   |    FNA    |  |  |     JH     |  |    |   Manulife   |        |   Manulife    |     |   Manulife  |                         |
|___| Financial |  |  | Investments|  |____|  (Singapore) |        |(International)|     |     Asset   |                         |
|   |   Inc.    |  |  | (Delaware) |  |    |   Pte. Ltd.  |        |    Limited    |     |  Management |                         |
|   | (Canada)  |  |  |     LLC    |  |    |  (Singapore) |        |   (Bermuda)   |     |International|                         |
|   |___________|  |  | (Delaware) |  |    |______________|        |_______________|     |   Holdings  |                         |
|         |        |  |____________|  |                                   |              |    Limited  |                         |
|         |        |                  |                                   |              |  (Barbados) |                         |
|         |        |                  |                                   | 51%          |_____________|                         |
|         |        |                  |                                   |                    |                                 |
|    _____|_____   |   ____________   |     ______________          ______|________       _____|_______                          |
|   |           |  |  |            |  |    |              |        |               |     |             |                         |
|   |  Manulife |  |  |  Manulife  |  |    |   Manulife   |        |   Manulife-   |     |   Manulife  |                         |
|   |   Asset   |  |  | Securities |  |    |     Asset    |        |   Sinochem    |     |     Asset   |                         |
|   | Management|  |__| Investment |  |    |  Management  |        |     Life      |     |  Management |                         |
|   |  Limited  |  |  |  Services  |  |____|  (Singapore) |        | Insurance Co. |     |  (Hong Kong)|                         |
|   | (Ontario) |  |  |    Inc.    |  |    |     Pte.     |        | Ltd. (China)  |     |    Limited  |                         |
|   |___________|  |  |  (Canada)  |  |    |     Ltd.     |        |_______________|     |  (Hong Kong)|                         |
|                  |  |____________|  |    |  (Singapore) |                              |_____________|                         |
|                  |                  |    |______________|                                    |                                 |
|                  |                  |                                                        |                                 |
|    ___________   |   ____________   |     ______________                                _____|_______                          |
|   |           |  |  |            |  |    |              |                              |             |                         |
|   |    EIS    |  |  |  Manulife  |  |    |      The     |                              |  Manulife   |                         |
|   | Services  |  |__| Securities |  |    | Manufacturers|                              |    Asset    |                         |
|___| (Bermuda) |     |Incorporated|  |____|     Life     |                              | Management  |                         |
    |  Limited  |     |  (Ontario) |  |    | Insurance Co.|                              |(Taiwan) Co.,|                         |
    | (Bermuda) |     |____________|  |    |   (Phils.),  |                              |    Ltd.     |                         |
    |___________|                     |    |     Inc.     |                              |  (Taiwan)   |                         |
                                      |    | (Philippines)|                              |_____________|                         |
                                      |    |______________|                                                                      |
                                      |                                                                                          |
                                      |     _______________                                                                      |
                                      |    |               |                                                                     |
                                      |    |  PT Asuransi  |                                                                     |
                                      |____| Jiwa Manulife |                                                                     |
                                        95%|  Indonesia (1)|                                                                     |
                                           |  (Indonesia)  |                                                                     |
                                           |_______________|                                                                     |
                                                   .                                                                             |
                                                   .                                                                             |
                                            _______._______                                                                      |
                                           |               |                                                                     |
                                           |  PT Manulife  |                                                                     |
                                           |     Aset      |                                                                     |
                                           |   Manajemen   |                                                                     |
                                           |   Indonesia   |                                                                     |
                                           |  (Indonesia)  |                                                                     |
                                           |_______________|                                                                     |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                        _________________________________________________________________________________________|
                                       |
                                       |
                                _______|______
                               |              |
                               |   Manulife   |
                               |   Holdings   |
                               |   (Alberta)  |
                               |    Limited   |
                               |   (Alberta)  |
                               |______________|
                                      |
                                      |
                                ______|_______
                               |              |
                               | John Hancock |
                               |   Holdings   |
                               |  (Delaware)  |
                               |      LLC     |
                               |  (Delaware)  |
                               |______________|
                                      |
                                      |
                                ______|_______
                               |              |
                               |      The     |
                               | Manufacturers|
                               |  Investment  |
                               |  Corporation |
                               |  (Michigan)  |
                               |______________|
                                      |
                                      |____________________________________________________________________________
                                ______|_______                                           ____|______        _______|_________
                               |              |                                         |           |      |                 |
                               | John Hancock |                                         |  Manulife |      |  John Hancock   |
                               |     Life     |                                         |Reinsurance|      |Insurance Agency,|
                          _____|   Insurance  |_______________________                  |  Limited  |      |       Inc.      |
                         |     |    Company   |                       |                 | (Bermuda) |      |    (Delaware)   |
                         |     |   (U.S.A.)   |                       |                 |___________|      |_________________|
                         |     |  (Michigan)  |                       |                       |
                         |     |______________|                       |                       |
                         |                                            |                  _____|_____
                         |                                            |                 |           |
                         |      _______________               ________|_______          |  Manulife |
                         |     |               |             |                |         |Reinsurance|
                         |     | John Hancock  |             |  John Hancock  |         | (Bermuda) |
                         |     | Life & Health |       ______|Subsidiaries LLC|         |  Limited  |
                         |_____|   Insurance   |      |      |   (Delaware)   |         | (Bermuda) |
                         |     |    Company    |      |      |________________|         |___________|
                         |     |(Massachusetts)|      |
                         |     |_______________|      |
                         |                            |
                         |                            |
                         |      ______________        |       ________________
                         |     |              |       |      |                |
                         |     | John Hancock |       |      |  John Hancock  |
                         |_____| Distributors |       |______|    Financial   |
                         |     |      LLC     |       |      |  Network, Inc. |
                         |     |  (Delaware)  |       |      | (Massachusetts)|
                         |     |______________|       |      |________________|
                         |                            |
                         |                            |
                         |      ______________        |       ________________
                         |     |              |       |      |                |
                         |     | John Hancock |       |      | Hancock Natural|
                         |     |     Life     |       |______| Resource Group,|
                         |_____|   Insurance  |       |      | Inc. (Delaware)|
                         |     |    Company   |       |      |________________|
                         |     |  of New York |       |
                         |     |  (New York)  |       |
                         |     |______________|       |
                         |            |               |
                         |            | 38%           |
                         |      ______|_______        |       ________________
                         |     |              |       |      |                |
                         |     | John Hancock |       |      |   Declaration  |
                         |_____|  Investment  |       |______|  Management &  |
                           57% |  Management  |       |      |  Research LLC  |
                               | Services, LLC|       |      |   (Delaware)   |
                               |  (Delaware)  |       |      |________________|
                               |______________|       |
                                     /.\              |
                                      .               |       ________________
                                      .               |      |                |
                                      .               |      |  The Berkeley  |
                                      .               |______|    Financial   |
                                      .                      |    Group, LLC  |
                                      .......................|   (Delaware)   |
                                               5%            |________________|
                                                                     .
                                                                     .
                                                              _______.________
                                                             |                |
                                                             |  John Hancock  |
                                                             |  Advisers, LLC |
                                                             |   (Delaware)   |
                                                             |________________|
                                                                     .
                                                                     .
                                                              _______.________
                                                             |                |
                                                             |  John Hancock  |
                                                             |    Funds, LLC  |
                                                             |   (Delaware)   |
                                                             |________________|

........ Indirect Control
_______ Direct Control

(1) The remaining 5% equity of PT Asuransi Jiwa Manulife Indonesia is indirectly held by The Manufacturers Life Insurance Company

(2) MFC Global Fund Management (Europe) Limited changed its name to Manulife Asset Management (Europe) Holdings Limited effective January 6, 2011.

(3) MFC Global Investment Management (Japan) Limited changed its name to Manulife Asset Management (Japan) Limited effective January 11, 2011.

This chart displays voting shares. All entities are 100% controlled unless otherwise indicated.

ITEM  27. NUMBER OF CONTRACT OWNERS


Outstanding, as of March 31, 2011, were 1,821 qualified contracts of Independence 2000 and 3,502 qualified contracts of Independence Preferred; and 1,649 nonqualified contracts of Independence 2000 and 2,674 nonqualified contracts of Independence Preferred of the series offered.


ITEM  28. INDEMNIFICATION


Article XIV of the Restated Articles of Redomestication of the Company provides as follows:


No director of this Corporation shall be personally liable to the Corporation or its shareholders or policyholders for monetary damages for breach of the director's fiduciary duty, provided that the foregoing shall not eliminate or limit the liability of a director for any of the following:

      i) a breach of the director's duty or loyalty to the Corporation or its shareholders or policyholders;

      ii) acts or omissions not in good faith or that involve intentional misconduct or knowing violation of law;

      iii) a violation of Sections 5036, 5276 or 5280 of the Michigan Insurance Code, being MCLA 500.5036, 500.5276 and 500.5280;

      iv) a transaction from which the director derived an improper personal benefit; or

       v) an act or omission occurring on or before the date of filing of these Articles of Incorporation.


If the Michigan Insurance Code is hereafter amended to authorize the further elimination or limitation of the liability of directors. then the liability of a director of the Corporation, in addition to the limitation on personal liability contained herein, shall be eliminated or limited to the fullest extent permitted by the Michigan Insurance Code as so amended. No amendment or repeal of this
Article XIV shall apply to or have any effect on the liability or alleged liability of any director of the Corporation for or with respect to any acts or omissions of such director occurring prior to the effective date of any such amendment or repeal.


Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM  29. PRINCIPAL UNDERWRITERS

(a) Set forth below is information concerning other investment companies for which John Hancock Distributors, LLC ("JHD LLC"), the principal underwriter of the contracts, acts as investment adviser or principal underwriter.

NAME OF INVESTMENT COMPANY                                                CAPACITY IN WHICH ACTING
------------------------------------------------------------------        ------------------------
John Hancock Life Insurance Company (U.S.A.) Separate Account H           Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account A           Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account N           Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account I           Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account L           Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account M           Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account A        Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account B        Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account Q           Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account W           Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account X           Principal Underwriter
John Hancock Variable Life Account UV                                     Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account R           Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account T           Principal Underwriter
John Hancock Variable Life Account S                                      Principal Underwriter
John Hancock Variable Life Account U                                      Principal Underwriter
John Hancock Variable Life Account V                                      Principal Underwriter


(b) John Hancock Life Insurance Company (U.S.A.) is the sole member of John Hancock Distributors LLC (JHD LLC). The management of JHD LLC is vested in its board of managers (consisting of Edward Eng**, Steve Finch***, Lynne Patterson*, Christopher M. Walker**, and Karen Walsh*) who have authority to act on behalf of JHD LLC.


----------

*   Principal business office is 601 Congress Street, Boston, MA 02210

**  Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

*** Principal business office is 197 Clarendon Street, Boston, MA 02116

(c) None.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

All books and records are maintained at 601 Congress Street, Boston MA 02110.

ITEM 31. MANAGEMENT SERVICES

Not applicable.

ITEM 32. UNDERTAKINGS

(a) Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

    John Hancock Life Insurance Company (U.S.A.) ("Company") hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

(b) Representation of Registrant Pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended

    Registrant is relying on a no-action letter issued in connection with funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, on November 28, 1988, SEC Reference No. IP-6-88, and is complying with the provisions of paragraphs 1-4 of such no action letter.

(c) Undertakings Pursuant to Item 32 of Form N-4

      (1) The Depositor and Registrant will file a post-effective amendment to this registration statement as frequently as is necessary to insure that the audited financial statements in the registration statement are never longer than 16 months old for so long as payments under the variable annuity contracts may be accepted;

      (2) The Depositor and Registrant will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

      (3) The Depositor and Registrant will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor certify that they meet all the requirements for effectiveness of this post-effective amendment to the Registration Statement pursuant to Securities Act of 1933 Rule 485(b) and they have caused this amended Registration Statement to be signed on their behalf in the City of Boston, Massachusetts, on this 2nd day of May 2011.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
SEPARATE ACCOUNT R
(Registrant)

By:  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
     (Depositor)

By:  /s/ James R. Boyle
         -----------------------------------------------------------------
         James R. Boyle
         Chairman and President

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

By:  /s/ James R. Boyle
     ----------------------------------------------------------------
     James R. Boyle
     Chairman and President

                                   SIGNATURES

      As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in their capacities with the Depositor on this 2nd day of May 2011.

Signature                                          Title
--------------------------------                   -----------------------------------------------
/s/ James R. Boyle                                 Chairman and President
--------------------------------                   (Principal Executive Officer)
James R. Boyle

/s/ Lynne Patterson                                Senior Vice President and Chief Financial Officer
--------------------------------                   (Principal Financial Officer)
Lynne Patterson

/s/ Jeffery J. Whitehead                           Vice President and Controller
--------------------------------                   (Principal Accounting Officer)
Jeffery J. Whitehead

         *                                         Director
--------------------------------
Thomas Borshoff

         *                                         Director
--------------------------------
Paul M. Connolly

         *                                         Director
--------------------------------
Steven Finch

         *                                         Director
--------------------------------
Ruth Ann Fleming

         *                                         Director
--------------------------------
James D. Gallagher

         *                                         Director
--------------------------------
Scott S. Hartz

         *                                         Director
--------------------------------
Rex Schlaybaugh, Jr.

         *                                         Director
--------------------------------
John G. Vrysen

*/s/ Thomas J. Loftus                              Senior Counsel - Annuities
--------------------------------
Thomas J. Loftus
Pursuant to Power of Attorney

                                INDEX TO EXHIBITS

                                    FORM N-4

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT R

Exhibits

Item  24. (B) 10 (b) Consent of Independent Registered Public Accounting Firm.


                 (d) Powers of Attorney for Paul M. Connolly and Steven Finch